UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:	BlackRock Funds
iShares Edge MSCI Min Vol EAFE Index Fund
iShares Edge MSCI Min Vol USA Index Fund
iShares Russell Mid-Cap Index Fund
iShares Russell Small/Mid-Cap Index Fund
iShares Total U.S. Stock Market Index Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2021

Date of reporting period: 01/31/2021

Item 1  –  Report to Stockholders

(a) The Report to Shareholders is attached herewith.

JANUARY 31, 2021

2021 Semi-Annual Report (Unaudited)

BlackRock FundsSM

•	iShares Russell Mid-Cap Index Fund
•	iShares Russell Small/Mid-Cap Index Fund
•	iShares Total U.S. Stock Market Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of January 31, 2021 has been a time of sudden change, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. The threat from the virus became increasingly apparent throughout February and March 2020, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following a series of successful vaccine trials and passage of additional stimuli. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities from developed economies grew at a more modest pace, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment and posted positive returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to accelerate as vaccination efforts continue to ramp up. Significant additional U.S. stimulus spending in early 2021 is being negotiated in Congress, which would provide a solid tailwind for economic growth. Inflation should increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in both equities and credit. We see U.S. and Asian equities benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. In credit, rising inflation should provide tailwinds for inflation-protected bonds, and Euro area peripherals and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2021
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	14.47%	17.25%

U.S. small cap equities (Russell 2000® Index)	40.89	30.17

International equities (MSCI Europe, Australasia, Far East Index)	17.58	8.94

Emerging market equities (MSCI Emerging Markets Index)	24.07	27.89

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.54

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.56)	4.91

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.91)	4.72

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.06	3.85

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.72	7.38
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2021	iShares Russell Mid-Cap Index Fund

Investment Objective

iShares Russell Mid-Cap Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of mid-capitalization U.S. equities.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2021, the Fund’s Institutional Shares returned 21.33%, Investor A Shares returned 21.16%, and Class K Shares returned 21.41%. The benchmark Russell MidCap® Index (the “Index”) returned 21.39% for the same period.

Returns for the Fund’s respective share classes differ from the Index based on individual share-class expenses.

Describe the market environment.

In the third quarter of 2020, U.S. stocks continued their recovery over July and August and maintained recording all-time highs until early September when valuation concerns created market volatility and led to a market sell off. COVID-19 continued to be center stage over the third quarter but the ease of some restrictions, coupled with a drop in the number of new cases in the United States and the Fed’s accommodative policies, supported the U.S. market recovery over the third quarter despite the spikes in volatility and the market sell off that dampened the recovery momentum.

U.S. markets reacted positively to the U.S. presidential election results following a poor start to the fourth quarter of 2020. The victory of Joe Biden came as an indicator of more stable internal and external policies. The fear of rising COVID-19 cases in the United States was offset by positive vaccine news and an announcement of a $900 billion stimulus in late December, which supported the market’s positive performance. Sectors that were severely impacted by the coronavirus pandemic, such as energy and financials, recovered following the positive vaccine news in November, prompting these two sectors to recoup some of the losses incurred earlier in 2020.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the Index.

Describe portfolio positioning at period end.

The Fund remains positioned to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Summary for the Period Ended January 31, 2021

		Average Annual Total Returns(a)(b)

	6-Month Total Returns	1 Year	5 Years	Since Inception	(c)
Institutional	21.33%	17.68%	14.78%	10.35%
Investor A	21.16	17.35	14.52	10.08
Class K	21.41	17.78	14.83	10.42
Russell Midcap® Index(d)	21.39	17.73	14.88	10.38

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees, and how performance was calculated for certain share classes.
(b)	The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Russell MidCap® Index.
(c)	The Fund commenced operations on May 13, 2015.
(d)

A float-adjusted capitalization-weighted index that measures the performance of the mid-cap segment of the U.S. equities universe. It is a subset of the Russell 1000® Index including approximately 800 of the smallest issuers based on a combination of their market cap and current index membership.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)
	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(b)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$1,000.00	$1,213.30	$0.50		$1,000.00	$1,024.75	$0.46		0.09%
Investor A	1,000.00	1,211.60	2.06		1,000.00	1,023.34	1.89		0.37
Class K	1,000.00	1,214.10	0.33		1,000.00	1,024.90	0.31		0.06

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).

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Fund Summary as of January 31, 2021 (continued)	iShares Russell Mid-Cap Index Fund

Expense Example (continued)

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

SECTOR ALLOCATION
Sector(a)	Percent of Net Assets
Information Technology	20%
Industrials	14
Health Care	13
Consumer Discretionary	11
Financials	11
Real Estate	7
Materials	5
Communication Services	5
Utilities	5
Consumer Staples	4
Energy	3
Investment Companies	1
Short-Term Securities	2
Liabilities in Excess of Other Assets	(1)
(a)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2021	iShares Russell Small/Mid-Cap Index Fund

Investment Objective

iShares Russell Small/Mid-Cap Index Fund’s (the “Fund”) investment objective is to seek to track the performance of the small to mid-cap segment of the U.S. equity universe.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2021, the Fund’s Institutional Shares returned 32.85%, Investor A Shares returned 32.68%, and Class K Shares returned 32.88%. The benchmark Russell 2500TM Index (the “Index”) returned 32.91% for the same period.

Returns for the Fund’s respective share classes differ from the Index based on individual share-class expenses.

Describe the market environment.

In the third quarter of 2020, U.S. stocks continued their recovery over July and August and maintained recording all-time highs until early September when valuation concerns created market volatility and led to a market sell off. COVID-19 continued to be center stage over the third quarter but the ease of some restrictions, coupled with a drop in the number of new cases in the United States and the Fed’s accommodative policies, supported the U.S. market recovery over the third quarter despite the spikes in volatility and the market sell off that dampened the recovery momentum.

U.S. markets reacted positively to the U.S. presidential election results following a poor start to the fourth quarter of 2020. The victory of Joe Biden came as an indicator of more stable internal and external policies. The fear of rising COVID-19 cases in the United States was offset by positive vaccine news and an announcement of a $900 billion stimulus in late December, which supported the market’s positive performance. Sectors that were severely impacted by the coronavirus pandemic, such as energy and financials, recovered following the positive vaccine news in November, prompting these two sectors to recoup some of the losses incurred earlier in 2020.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the Index.

Describe portfolio positioning at period end.

The Fund remains positioned to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Summary for the Period Ended January 31, 2021

		Average Annual Total Returns(a)(b)

	6-Month Total Returns	1 Year	5 Years	Since Inception	(c)
Institutional	32.85%	25.80%	16.10%	11.72%
Investor A	32.68	25.51	15.86	11.46
Class K	32.88	25.85	16.15	11.76
Russell 2500™ Index(d)	32.91	25.48	16.11	11.70

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)	The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Russell 2500™ Index.
(c)	The Fund commenced operations on August 13, 2015.
(d)

An index that measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500™ Index is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)
	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(b)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$1,000.00	$1,328.50	$0.70		$1,000.00	$1,024.60	$0.61		0.12%
Investor A	1,000.00	1,326.80	1.99		1,000.00	1,023.49	1.73		0.34
Class K	1,000.00	1,328.80	0.41		1,000.00	1,024.85	0.36		0.07

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

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Fund Summary as of January 31, 2021 (continued)	iShares Russell Small/Mid-Cap Index Fund

Expense Example (continued)

(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

SECTOR ALLOCATION

Sector(a)	Percent of Net Assets
Information Technology	18%
Health Care	16
Industrials	15
Financials	13
Consumer Discretionary	13
Real Estate	7
Materials	5
Consumer Staples	3
Communication Services	3
Utilities	3
Energy	2
Investment Companies	1
Short-Term Securities	7
Liabilities in Excess of Other Assets	(6)

(a)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2021	iShares Total U.S. Stock Market Index Fund

Investment Objective

iShares Total U.S. Stock Market Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of a broad-based index composed of U.S. equities.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2021, the Fund’s Institutional Shares returned 17.99%, Investor A Shares returned 17.88%, and Class K Shares returned 18.02%. The benchmark Russell 3000® Index (the “Index”) returned 17.98% for the same period.

Returns for the Fund’s respective share classes differ from the Index based on individual share-class expenses.

Describe the market environment.

In the third quarter of 2020, U.S. stocks continued their recovery over July and August and maintained recording all-time highs until early September when valuation concerns created market volatility and led to a market sell off. COVID-19 continued to be center stage over the third quarter but the ease of some restrictions, coupled with a drop in the number of new cases in the United States and the Fed’s accommodative policies, supported the U.S. market recovery over the third quarter despite the spikes in volatility and the market sell off that dampened the recovery momentum.

U.S. markets reacted positively to the U.S. presidential election results following a poor start to the fourth quarter of 2020. The victory of Joe Biden came as an indicator of more stable internal and external policies. The fear of rising COVID-19 cases in the United States was offset by positive vaccine news and an announcement of a $900 billion stimulus in late December, which supported the market’s positive performance. Sectors that were severely impacted by the coronavirus pandemic, such as energy and financials, recovered following the positive vaccine news in November, prompting these two sectors to recoup some of the losses incurred earlier in 2020.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the Index.

Describe portfolio positioning at period end.

The Fund remains positioned to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Summary for the Period Ended January 31, 2021

		Average Annual Total Returns(a)(b)

	6-Month Total Returns	1 Year	5 Years	Since Inception	(c)
Institutional	17.99%	20.36%	16.61%	13.46%
Investor A	17.88	20.12	16.34	13.19
Class K	18.02	20.41	16.66	13.50
Russell 3000® Index(d)	17.98	20.48	16.68	13.51

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)	The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Russell 3000® Index.
(c)	The Fund commenced operations on August 13, 2015.
(d)	An index that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)
	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(b)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$1,000.00	$1,179.90	$0.44		$1,000.00	$1,024.80	$0.41		0.08%
Investor A	1,000.00	1,178.80	1.65		1,000.00	1,023.69	1.53		0.30
Class K	1,000.00	1,180.20	0.16		1,000.00	1,025.05	0.15		0.03

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).

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Fund Summary as of January 31, 2021 (continued)	iShares Total U.S. Stock Market Index Fund

Expense Example (continued)

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Apple, Inc.	6%
Microsoft Corp.	4
Amazon.com, Inc.	4
Facebook, Inc., Class A	2
Tesla, Inc.	2
Alphabet, Inc., Class A	1
Alphabet, Inc., Class C	1
Johnson & Johnson	1
Berkshire Hathaway, Inc., Class B	1
JPMorgan Chase & Co.	1

SECTOR ALLOCATION

Sector(a)	Percent of Net Assets
Information Technology	27%
Health Care	14
Consumer Discretionary	12
Financials	10
Communication Services	10
Industrials	9
Consumer Staples	5
Real Estate	3
Materials	3
Utilities	3
Energy	2
Investment Companies	1
Short-Term Securities	2
Liabilities in Excess of Other Assets	(1)

(a)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

F U N D S U M M A R Y	9

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries. Investor A Shares of iShares Russell Mid-Cap Index Fund performance shown prior to the Investor A Shares inception date of November 30, 2015 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor A Shares fees.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waivers and/or reimbursements, each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested on August 1, 2020 and held through January 31, 2021) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

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Schedule of Investments (unaudited) January 31, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
Axon Enterprise, Inc.(a)	9,549	$1,567,564
BWX Technologies, Inc.	14,513	782,541
Curtiss-Wright Corp.	6,330	656,991
HEICO Corp.	6,815	802,398
HEICO Corp., Class A	11,865	1,261,368
Hexcel Corp.	12,716	555,181
Howmet Aerospace, Inc.	60,257	1,481,117
Huntington Ingalls Industries, Inc.	6,038	949,958
Mercury Systems, Inc.(a)	8,280	588,377
Spirit AeroSystems Holdings, Inc., Class A(b)	16,000	541,920
Teledyne Technologies, Inc.(a)	5,531	1,974,622
Textron, Inc.(b)	34,760	1,573,238
TransDigm Group, Inc.(a)	7,976	4,412,961
Virgin Galactic Holdings Inc.(a)	10,215	452,422

		17,600,658

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	20,224	1,730,365
Expeditors International of Washington, Inc.	25,775	2,307,378
XPO Logistics, Inc.(a)	13,856	1,529,841

		5,567,584

Airlines — 0.9%
Alaska Air Group, Inc.	18,298	893,491
American Airlines Group, Inc.(b)	83,188	1,428,338
Copa Holdings SA, Class A	4,739	366,656
Delta Air Lines, Inc.	97,364	3,695,938
JetBlue Airways Corp.(a)	47,112	675,586
Southwest Airlines Co.	90,008	3,954,952
United Airlines Holdings, Inc.(a)	44,277	1,770,637

		12,785,598

Auto Components — 0.7%
Aptiv PLC	40,908	5,465,309
BorgWarner, Inc.	37,266	1,564,799
Gentex Corp.	37,423	1,236,830
Lear Corp.	9,141	1,378,097

		9,645,035

Automobiles — 0.6%
Ford Motor Co.(a)	595,676	6,272,468
Harley-Davidson, Inc.	23,264	932,654
Thor Industries, Inc.	8,156	986,958

		8,192,080

Banks — 3.0%
Associated Banc-Corp.	23,106	414,522
Bank of Hawaii Corp.	6,013	470,156
Bank OZK	18,508	687,757
BOK Financial Corp.	4,756	351,278
Citizens Financial Group, Inc.	65,065	2,370,969
Comerica, Inc.	21,238	1,214,814
Commerce Bancshares, Inc.	16,109	1,076,887
Cullen/Frost Bankers, Inc.	8,545	788,191
East West Bancorp, Inc.	21,507	1,289,130
Fifth Third Bancorp	108,596	3,141,682
First Citizens BancShares, Inc., Class A	961	572,746
First Hawaiian, Inc.	19,965	464,186
First Horizon Corp.	83,243	1,156,245
First Republic Bank	26,372	3,823,676
FNB Corp.	49,186	484,974
Huntington Bancshares, Inc.	154,120	2,038,237
KeyCorp.	148,250	2,499,495

Security	Shares	Value

Banks (continued)
M&T Bank Corp.	19,550	$2,589,789
PacWest Bancorp	17,739	535,540
People’s United Financial, Inc.	64,554	881,808
Pinnacle Financial Partners, Inc.	11,368	779,049
Popular, Inc.	12,654	718,115
Prosperity Bancshares, Inc.	13,625	918,870
Regions Financial Corp.	146,621	2,494,023
Signature Bank	7,901	1,305,166
Sterling Bancorp	29,329	541,413
SVB Financial Group(a)	7,848	3,435,697
Synovus Financial Corp.	22,318	830,230
TCF Financial Corp.	22,907	890,166
Umpqua Holdings Corp.	33,306	483,270
Webster Financial Corp.	13,606	636,081
Western Alliance Bancorp	15,030	1,024,745
Wintrust Financial Corp.	8,848	532,561
Zions Bancorp NA	24,632	1,087,257

		42,528,725

Beverages — 0.4%
Boston Beer Co., Inc., Class A(a)	1,356	1,243,303
Brown-Forman Corp., Class A	6,869	454,178
Brown-Forman Corp., Class B	27,577	1,976,444
Molson Coors Beverage Co., Class B	27,162	1,362,446

		5,036,371

Biotechnology(a) — 2.6%
ACADIA Pharmaceuticals, Inc.	16,889	811,517
Acceleron Pharma, Inc.	7,840	905,755
Agios Pharmaceuticals, Inc.(b)	9,369	440,062
Alexion Pharmaceuticals, Inc.	32,488	4,981,385
Alkermes PLC	24,323	510,540
Alnylam Pharmaceuticals, Inc.	17,623	2,651,909
BioMarin Pharmaceutical, Inc.	27,576	2,282,741
Bluebird Bio, Inc.	10,038	447,193
Exact Sciences Corp.	22,695	3,112,846
Exelixis, Inc.	47,000	1,043,870
Global Blood Therapeutics, Inc.	8,891	445,617
Incyte Corp.	27,806	2,495,589
Ionis Pharmaceuticals, Inc.	19,931	1,197,255
Iovance Biotherapeutics, Inc.	21,019	921,473
Moderna, Inc.	43,600	7,549,776
Neurocrine Biosciences, Inc.(b)	14,035	1,540,341
Sage Therapeutics, Inc.	7,907	637,700
Sarepta Therapeutics, Inc.	11,510	1,028,994
Seagen, Inc.	19,353	3,179,117
United Therapeutics Corp.	6,620	1,084,488

		37,268,168

Building Products — 1.9%
A O Smith Corp.	20,246	1,099,358
Allegion PLC	14,065	1,505,096
Armstrong World Industries, Inc.	7,269	568,509
AZEK Co., Inc.(a)	10,511	419,284
Carrier Global Corp.	132,626	5,106,101
Fortune Brands Home & Security, Inc.	21,013	1,812,371
Johnson Controls International PLC	111,059	5,532,959
Lennox International, Inc.	5,256	1,447,975
Masco Corp.	40,124	2,179,135
Owens Corning	16,310	1,265,656
Trane Technologies PLC	36,484	5,229,981
Trex Co., Inc.(a)	17,530	1,608,728

		27,775,153

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets — 3.2%
Affiliated Managers Group, Inc.	7,049	$776,729
Ameriprise Financial, Inc.	18,018	3,565,222
Apollo Global Management Inc.	26,027	1,195,680
Ares Management Corp., Class A	15,031	678,800
Carlyle Group, Inc.	17,699	571,147
Cboe Global Markets, Inc.	16,479	1,511,619
Eaton Vance Corp.	16,907	1,135,136
Evercore, Inc., Class A	6,113	666,928
FactSet Research Systems, Inc.	5,669	1,713,966
Franklin Resources, Inc.	41,334	1,086,671
Interactive Brokers Group, Inc., Class A	11,288	690,713
Invesco Ltd.	57,275	1,179,292
KKR & Co., Inc.	82,983	3,232,188
Lazard Ltd., Class A	15,385	633,862
LPL Financial Holdings, Inc.	11,978	1,297,697
MarketAxess Holdings, Inc.	5,630	3,044,479
Morningstar, Inc.	3,299	758,407
MSCI, Inc.	12,430	4,913,579
Nasdaq, Inc.	17,464	2,362,355
Northern Trust Corp.	29,330	2,615,943
Raymond James Financial, Inc.	18,740	1,872,688
SEI Investments Co.	17,032	900,141
State Street Corp.	53,762	3,763,340
T. Rowe Price Group, Inc.	34,555	5,407,166
Tradeweb Markets, Inc., Class A	12,739	774,404
Virtu Financial, Inc., Class A	9,629	267,397

		46,615,549

Chemicals — 2.5%
Albemarle Corp.	16,111	2,620,615
Ashland Global Holdings, Inc.	8,474	677,835
Axalta Coating Systems Ltd.(a)	32,131	867,216
Cabot Corp.	8,631	378,987
Celanese Corp.	17,613	2,151,428
CF Industries Holdings, Inc.	32,576	1,347,995
Chemours Co.	24,746	651,810
Corteva, Inc.	114,510	4,564,369
Eastman Chemical Co.	20,704	2,036,238
Element Solutions, Inc.	33,120	564,034
FMC Corp.	19,769	2,140,785
Huntsman Corp.	30,552	807,184
International Flavors & Fragrances, Inc.(b)	16,325	1,834,603
LyondellBasell Industries NV, Class A	39,164	3,358,705
Mosaic Co.	52,695	1,367,962
NewMarket Corp.	1,050	411,799
Olin Corp.	22,192	530,611
PPG Industries, Inc.	36,032	4,853,871
RPM International, Inc.	19,515	1,609,402
Scotts Miracle-Gro Co.	6,185	1,369,421
Valvoline, Inc.	28,226	670,085
Westlake Chemical Corp.	5,249	401,338
WR Grace & Co.	8,705	505,064

		35,721,357

Commercial Services & Supplies — 1.1%
ADT, Inc.	22,996	207,654
Cintas Corp.	13,479	4,287,939
Clean Harbors, Inc.(a)	7,934	614,568
Copart, Inc.(a)	31,336	3,439,126
IAA, Inc.(a)	20,485	1,170,513
MSA Safety, Inc.	5,541	865,061

Security	Shares	Value

Commercial Services & Supplies (continued)
Republic Services, Inc., Class A	32,055	$2,901,619
Rollins, Inc.	33,927	1,222,050
Stericycle, Inc.(a)	13,937	912,595

		15,621,125

Communications Equipment — 1.0%
Arista Networks, Inc.(a)	8,961	2,756,045
Ciena Corp.(a)(b)	23,363	1,247,350
CommScope Holding Co., Inc.(a)	30,259	444,505
EchoStar Corp., Class A(a)	7,570	158,516
F5 Networks, Inc.(a)	9,299	1,822,139
Juniper Networks, Inc.	49,683	1,213,259
Lumentum Holdings, Inc.(a)	11,413	1,070,539
Motorola Solutions, Inc.	25,973	4,351,776
Ubiquiti, Inc.	1,325	408,087
ViaSat, Inc.(a)	8,807	383,457

		13,855,673

Construction & Engineering — 0.4%
AECOM(a)	23,314	1,168,031
Jacobs Engineering Group, Inc.	19,151	1,933,485
Quanta Services, Inc.	20,861	1,470,075
Valmont Industries, Inc.	3,085	595,158

		5,166,749

Construction Materials — 0.5%
Eagle Materials, Inc.	6,358	699,571
Martin Marietta Materials, Inc.	9,484	2,725,797
Vulcan Materials Co.	20,181	3,009,794

		6,435,162

Consumer Finance — 0.8%
Ally Financial, Inc.	57,034	2,158,166
Credit Acceptance Corp.(a)(b)	1,499	578,269
Discover Financial Services	46,796	3,909,338
LendingTree, Inc.(a)	1,654	538,410
OneMain Holdings, Inc.	9,919	461,829
Santander Consumer USA Holdings, Inc.	11,321	250,194
SLM Corp.	57,070	792,132
Synchrony Financial	89,012	2,995,254

		11,683,592

Containers & Packaging — 1.6%
Amcor PLC	240,637	2,632,569
AptarGroup, Inc.	9,804	1,303,638
Ardagh Group SA	2,789	47,413
Avery Dennison Corp.	12,706	1,916,954
Ball Corp.	48,725	4,288,774
Berry Global Group, Inc.(a)	20,261	1,000,286
Crown Holdings, Inc.(a)	19,791	1,784,159
Graphic Packaging Holding Co.	40,688	637,174
International Paper Co.	60,043	3,020,763
Packaging Corp. of America	14,292	1,921,702
Sealed Air Corp.	23,710	1,002,222
Silgan Holdings, Inc.	12,126	441,750
Sonoco Products Co.	15,259	883,649
Westrock Co.	39,164	1,622,564

		22,503,617

Distributors — 0.4%
Genuine Parts Co.	21,452	2,013,914

12	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Distributors (continued)
LKQ Corp.(a)	46,208	$1,621,439
Pool Corp.	5,918	2,096,037

		5,731,390

Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc.(a)	9,135	1,388,246
Chegg, Inc.(a)	18,472	1,759,643
frontdoor, Inc.(a)	13,066	719,153
Graham Holdings Co., Class B	611	347,115
Grand Canyon Education, Inc.(a)	7,115	604,348
H&R Block, Inc.	29,961	516,228
Service Corp. International	25,789	1,300,539
Terminix Global Holdings, Inc.(a)	20,179	962,135

		7,597,407

Diversified Financial Services — 0.2%
Equitable Holdings, Inc.	61,367	1,520,674
Jefferies Financial Group, Inc.	32,559	760,253
Voya Financial, Inc.	19,181	1,063,778

		3,344,705

Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc.	166,950	2,066,841

Electric Utilities — 2.3%
Alliant Energy Corp.	38,254	1,861,057
Avangrid, Inc.	8,766	405,603
Edison International	54,623	3,176,874
Entergy Corp.	30,661	2,922,913
Evergy, Inc.	34,559	1,856,855
Eversource Energy	52,441	4,588,587
FirstEnergy Corp.	82,771	2,546,036
Hawaiian Electric Industries, Inc.	16,538	546,746
IDACORP, Inc.	7,684	678,497
NRG Energy, Inc.	36,982	1,531,425
OGE Energy Corp.	30,487	930,463
PG&E Corp.(a)	202,164	2,310,735
Pinnacle West Capital Corp.	17,178	1,292,645
PPL Corp.	117,684	3,256,316
Xcel Energy, Inc.	80,281	5,137,181

		33,041,933

Electrical Equipment — 1.1%
Acuity Brands, Inc.	6,058	728,414
AMETEK, Inc.	35,028	3,967,271
Array Technologies, Inc.(a)	8,467	345,115
Generac Holdings, Inc.(a)	9,328	2,298,606
GrafTech International Ltd.	10,364	100,531
Hubbell, Inc.	8,242	1,282,455
nVent Electric PLC	23,627	528,772
Regal Beloit Corp.	6,179	775,341
Rockwell Automation, Inc.	17,704	4,399,975
Sensata Technologies Holding PLC(a)	23,541	1,282,984
Vertiv Holdings Co.	33,465	673,316

		16,382,780

Electronic Equipment, Instruments & Components — 2.3%
Amphenol Corp., Class A	44,580	5,567,150
Arrow Electronics, Inc.(a)	11,429	1,115,813
Avnet, Inc.	14,877	525,307
CDW Corp.	21,662	2,852,019
Cognex Corp.	25,579	2,100,803
Coherent, Inc.(a)	3,683	739,694
Corning, Inc.	114,512	4,107,545
Dolby Laboratories, Inc., Class A	9,583	843,592

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
FLIR Systems, Inc.	19,898	$1,035,691
IPG Photonics Corp.(a)	5,404	1,207,416
Jabil, Inc.	22,425	927,722
Keysight Technologies, Inc.(a)	28,565	4,044,518
Littelfuse, Inc.	3,581	871,508
National Instruments Corp.	19,658	813,841
SYNNEX Corp.	6,335	517,063
Trimble, Inc.(a)	38,073	2,509,391
Vontier Corp.(a)	23,139	750,398
Zebra Technologies Corp., Class A(a)	8,013	3,107,682

		33,637,153

Energy Equipment & Services — 0.4%
Baker Hughes, Inc. Class A	100,170	2,012,415
Halliburton Co.	134,133	2,364,765
Helmerich & Payne, Inc.	15,949	387,242
NOV, Inc.	59,033	730,828

		5,495,250

Entertainment — 1.4%
Lions Gate Entertainment Corp., Class A(a)	9,063	126,791
Lions Gate Entertainment Corp., Class B(a)	17,575	217,227
Live Nation Entertainment, Inc.(a)	21,653	1,438,842
Madison Square Garden Entertainment Corp.(a)	2,905	257,819
Madison Square Garden Sports Corp.(a)	2,832	458,472
Roku, Inc.(a)	16,634	6,471,125
Spotify Technology SA(a)	19,994	6,298,110
Take-Two Interactive Software, Inc.(a)	17,407	3,489,233
World Wrestling Entertainment, Inc., Class A	7,050	397,127
Zynga, Inc., Class A(a)	135,353	1,341,348

		20,496,094

Equity Real Estate Investment Trusts (REITs) — 6.5%
Alexandria Real Estate Equities, Inc.	20,447	3,416,898
American Campus Communities, Inc.	20,882	859,503
American Homes Rent, Class A	41,642	1,258,838
Americold Realty Trust	31,075	1,084,828
Apartment Income REIT Corp.	22,839	885,468
Apartment Investment and Management Co., Class A	22,461	103,096
Apple Hospitality REIT, Inc.	32,021	399,622
AvalonBay Communities, Inc.	21,491	3,517,432
Boston Properties, Inc.	23,701	2,163,190
Brandywine Realty Trust	26,115	287,265
Brixmor Property Group, Inc.	45,214	765,473
Brookfield Property REIT, Inc., Class A	6,093	105,713
Camden Property Trust	14,391	1,470,041
CoreSite Realty Corp.	6,127	823,714
Corporate Office Properties Trust	17,323	455,075
Cousins Properties, Inc.	22,579	712,142
CubeSmart	29,470	1,026,735
CyrusOne, Inc.	18,414	1,343,301
Douglas Emmett, Inc.	25,338	702,116
Duke Realty Corp.	56,182	2,222,560
Empire State Realty Trust, Inc., Class A	21,331	210,324
EPR Properties	11,289	447,496
Equity Commonwealth	17,779	506,879
Equity LifeStyle Properties, Inc.	26,530	1,614,085
Equity Residential	56,132	3,459,976
Essex Property Trust, Inc.	9,957	2,385,797
Extra Space Storage, Inc.	19,197	2,184,427
Federal Realty Investment Trust	11,477	1,004,926
First Industrial Realty Trust, Inc.	19,609	796,910
Gaming and Leisure Properties, Inc.	33,129	1,362,596
Healthcare Trust of America, Inc., Class A	33,159	936,742

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Healthpeak Properties, Inc.	82,284	$2,439,721
Highwoods Properties, Inc.	15,792	592,042
Host Hotels & Resorts, Inc.	106,665	1,445,311
Hudson Pacific Properties, Inc.	22,786	534,104
Invitation Homes, Inc.	85,623	2,524,166
Iron Mountain, Inc.	43,634	1,469,157
JBG SMITH Properties	18,580	554,799
Kilroy Realty Corp.	17,513	991,761
Kimco Realty Corp.	63,012	1,040,328
Lamar Advertising Co., Class A	13,111	1,059,107
Life Storage, Inc.	11,061	902,356
Medical Properties Trust, Inc.	86,096	1,817,487
Mid-America Apartment Communities, Inc.	17,352	2,303,478
National Retail Properties, Inc.	26,487	1,032,993
Omega Healthcare Investors, Inc.	34,324	1,243,215
Outfront Media, Inc.	21,928	399,747
Paramount Group, Inc.	29,324	260,690
Park Hotels & Resorts, Inc.	35,856	598,078
Rayonier, Inc.	20,116	618,567
Realty Income Corp.	53,683	3,170,518
Regency Centers Corp.	25,706	1,212,809
Rexford Industrial Realty, Inc.	18,841	922,078
Simon Property Group, Inc.	49,395	4,590,277
SL Green Realty Corp.	11,121	750,445
Spirit Realty Capital, Inc.	16,588	639,633
STORE Capital Corp.	36,849	1,143,056
Sun Communities, Inc.	16,152	2,311,836
UDR, Inc.	44,695	1,718,523
Ventas, Inc.	56,994	2,625,714
VEREIT Inc.	33,390	1,176,330
VICI Properties, Inc.	81,576	2,062,241
Vornado Realty Trust	26,768	1,064,296
Weingarten Realty Investors	18,501	416,457
Welltower, Inc.	63,861	3,869,977
Weyerhaeuser Co.	114,076	3,558,030
WP Carey, Inc.	26,574	1,764,514

		93,337,009

Food & Staples Retailing — 0.5%
Albertsons Cos., Inc., Class A	7,009	121,746
Casey’s General Stores, Inc.	5,561	1,042,576
Grocery Outlet Holding Corp.(a)	11,104	474,030
Kroger Co.	118,242	4,079,349
Sprouts Farmers Market, Inc.(a)	18,269	413,793
US Foods Holding Corp.(a)	33,517	1,038,692

		7,170,186

Food Products — 2.2%
Archer-Daniels-Midland Co.	84,613	4,231,496
Beyond Meat, Inc.(a)	7,968	1,418,941
Bunge Ltd.	20,692	1,354,085
Campbell Soup Co.	29,795	1,433,438
Conagra Brands, Inc.	74,438	2,575,555
Flowers Foods, Inc.	29,688	681,637
Hain Celestial Group, Inc.(a)	12,969	539,316
Hershey Co.	22,590	3,285,490
Hormel Foods Corp.	42,615	1,996,939
Ingredion, Inc.	10,239	772,737
J.M. Smucker Co.	16,852	1,961,741
Kellogg Co.	38,328	2,259,052
Lamb Weston Holdings, Inc.	22,264	1,663,121
McCormick & Co., Inc.	37,854	3,389,447
Pilgrim’s Pride Corp.(a)	8,338	161,590

Security	Shares	Value

Food Products (continued)
Post Holdings, Inc.(a)	9,721	$922,037
Seaboard Corp.	39	122,702
TreeHouse Foods, Inc.(a)	8,558	361,404
Tyson Foods, Inc., Class A	43,906	2,823,595

		31,954,323

Gas Utilities — 0.2%
Atmos Energy Corp.	19,042	1,694,738
National Fuel Gas Co.	13,255	533,646
UGI Corp.	31,730	1,141,963

		3,370,347

Health Care Equipment & Supplies — 4.0%
ABIOMED, Inc.(a)	6,756	2,352,777
Align Technology, Inc.(a)	11,922	6,263,580
Cooper Cos., Inc.(b)	7,436	2,707,001
DENTSPLY SIRONA, Inc.	33,358	1,784,319
Envista Holdings Corp.(a)	24,554	872,649
Globus Medical, Inc., Class A(a)	11,593	715,172
Haemonetics Corp.(a)	7,603	868,947
Hill-Rom Holdings, Inc.	10,170	976,727
Hologic, Inc.(a)	39,152	3,121,589
ICU Medical, Inc.(a)	2,967	606,692
IDEXX Laboratories, Inc.(a)	12,848	6,150,081
Insulet Corp.(a)	10,014	2,675,541
Integra LifeSciences Holdings Corp.(a)	11,025	728,091
Masimo Corp.(a)	7,437	1,903,277
Novocure Ltd.(a)	15,344	2,469,770
Penumbra, Inc.(a)	5,031	1,313,544
Quidel Corp.(a)	5,670	1,423,000
ResMed, Inc.	21,890	4,412,367
STERIS PLC	12,834	2,401,370
Tandem Diabetes Care, Inc.(a)	9,250	857,012
Teleflex, Inc.	7,087	2,676,264
Varian Medical Systems, Inc.(a)	13,852	2,431,996
West Pharmaceutical Services, Inc.	11,206	3,356,085
Zimmer Biomet Holdings, Inc.	31,640	4,862,119

		57,929,970

Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.(a)	13,405	679,365
Amedisys, Inc.(a)	4,887	1,404,084
AmerisourceBergen Corp.	22,251	2,318,554
Cardinal Health, Inc.	44,642	2,398,615
Chemed Corp.(b)	2,365	1,224,834
DaVita, Inc.(a)(b)	11,692	1,372,290
Encompass Health Corp.	15,025	1,208,010
Guardant Health, Inc.(a)	12,529	1,948,259
Henry Schein, Inc.(a)	21,753	1,432,435
Laboratory Corp. of America Holdings(a)	14,808	3,389,699
McKesson Corp.	24,678	4,305,571
Molina Healthcare, Inc.(a)	8,971	1,916,295
Oak Street Health, Inc.(a)(b)	3,368	174,698
Premier, Inc., Class A	18,642	631,405
Quest Diagnostics, Inc.	20,411	2,636,081
Universal Health Services, Inc., Class B	11,236	1,400,904

		28,441,099

Health Care Technology — 1.0%
American Well Corp., Class A(a)	8,627	305,482
Cerner Corp.	46,468	3,722,552
Change Healthcare, Inc.(a)	37,028	883,488

14	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
Teladoc Health, Inc.(a)	16,433	$4,335,518
Veeva Systems, Inc., Class A(a)	20,655	5,709,868

		14,956,908

Hotels, Restaurants & Leisure — 2.3%
Aramark	34,800	1,193,292
Carnival Corp.	73,964	1,380,908
Chipotle Mexican Grill, Inc.(a)	4,253	6,294,440
Choice Hotels International, Inc.	5,246	527,958
Darden Restaurants, Inc.	19,857	2,321,085
Domino’s Pizza, Inc.	5,945	2,204,168
Extended Stay America, Inc.	27,193	399,193
Hilton Worldwide Holdings, Inc.	41,688	4,226,746
Hyatt Hotels Corp., Class A	5,417	355,680
MGM Resorts International	71,860	2,052,322
Norwegian Cruise Line Holdings Ltd.(a)(b)(c)	48,067	1,088,718
Planet Fitness, Inc., Class A(a)	12,523	901,656
Royal Caribbean Cruises Ltd.	28,021	1,821,365
Six Flags Entertainment Corp.	11,831	404,620
Vail Resorts, Inc.	6,095	1,621,026
Wendy’s Co.	27,355	558,042
Wyndham Destinations, Inc.	12,709	562,246
Wyndham Hotels & Resorts, Inc.	13,988	813,682
Wynn Resorts Ltd.	14,935	1,486,481
Yum China Holdings, Inc.	61,171	3,469,007

		33,682,635

Household Durables — 1.5%
D.R. Horton, Inc.	50,452	3,874,714
Garmin Ltd.	22,835	2,622,828
Leggett & Platt, Inc.	20,139	825,699
Lennar Corp., -B Shares	2,355	157,644
Lennar Corp., Class A	41,323	3,436,007
Mohawk Industries, Inc.(a)	8,862	1,272,583
Newell Brands, Inc.	58,592	1,407,380
NVR, Inc.(a)	517	2,298,830
PulteGroup, Inc.	40,829	1,776,061
Tempur Sealy International, Inc.(a)	29,025	766,260
Toll Brothers, Inc.	17,662	902,528
Whirlpool Corp.	9,306	1,722,448

		21,062,982

Household Products — 0.6%
Church & Dwight Co., Inc.	37,933	3,202,683
Clorox Co.	19,267	4,035,666
Energizer Holdings, Inc.	9,589	420,382
Reynolds Consumer Products Inc.	7,339	220,170
Spectrum Brands Holdings, Inc.	6,473	489,164

		8,368,065

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	100,788	2,458,219
Vistra Corp.	74,479	1,487,346

		3,945,565

Industrial Conglomerates — 0.1%
Carlisle Cos., Inc.	8,237	1,193,788

Insurance — 3.3%
Alleghany Corp.	2,100	1,190,385
American Financial Group, Inc.	10,937	1,029,609
American National Group, Inc.	1,127	99,604
Arch Capital Group Ltd.(a)	60,033	1,885,637
Arthur J Gallagher & Co.	29,154	3,364,663
Assurant, Inc.	8,992	1,218,146

Security	Shares	Value

Insurance (continued)
Assured Guaranty Ltd.	11,226	$401,330
Athene Holding Ltd., Class A(a)	17,537	717,088
Axis Capital Holdings Ltd.	12,661	581,140
Brighthouse Financial, Inc.(a)(b)	13,742	485,917
Brown & Brown, Inc.	35,960	1,549,516
Cincinnati Financial Corp.	22,846	1,921,120
CNA Financial Corp.	4,482	172,199
Erie Indemnity Co., Class A	3,834	932,045
Everest Re Group Ltd.	6,009	1,268,380
Fidelity National Financial, Inc.	41,691	1,513,383
First American Financial Corp.	16,549	865,347
Globe Life, Inc.	15,784	1,426,716
GoHealth, Inc., Class A(a)(b)	6,327	84,212
Hanover Insurance Group, Inc.	5,665	637,143
Hartford Financial Services Group, Inc.	54,587	2,621,268
Kemper Corp.	9,512	669,169
Lemonade Inc.(a)	2,299	333,930
Lincoln National Corp.	29,385	1,336,724
Loews Corp.	35,715	1,617,532
Markel Corp.(a)	2,061	1,998,098
Mercury General Corp.	4,206	222,960
Old Republic International Corp.	43,863	793,920
Primerica, Inc.	5,996	835,303
Principal Financial Group, Inc.	41,468	2,043,128
Prudential Financial, Inc.	60,444	4,731,556
Reinsurance Group of America, Inc.	10,334	1,085,587
RenaissanceRe Holdings Ltd.	7,720	1,161,397
Unum Group	30,972	719,480
W.R. Berkley Corp.	21,244	1,320,102
White Mountains Insurance Group Ltd.	460	469,200
Willis Towers Watson PLC	19,650	3,987,771

		47,290,705

Interactive Media & Services(a) — 1.5%
IAC/InterActiveCorp.	11,445	2,402,878
Match Group, Inc.(b)	34,192	4,782,093
Pinterest, Inc., Class A	61,345	4,202,746
TripAdvisor, Inc.	15,579	482,481
Twitter, Inc.	119,077	6,016,961
Zillow Group, Inc., Class A	9,025	1,251,948
Zillow Group, Inc., Class C	22,107	2,884,079

		22,023,186

Internet & Direct Marketing Retail — 0.8%
Etsy, Inc.(a)	18,019	3,587,403
Expedia Group, Inc.	20,641	2,561,548
Grubhub, Inc.(a)	14,028	1,055,888
Qurate Retail, Inc., Series A	58,112	732,211
Wayfair, Inc., Class A(a)(b)	10,811	2,944,051

		10,881,101

IT Services — 4.1%
Akamai Technologies, Inc.(a)	24,414	2,710,686
Alliance Data Systems Corp.	7,165	484,712
Amdocs Ltd.	20,011	1,413,177
BigCommerce Holdings, Inc., Series-1(a)	1,797	143,652
Black Knight, Inc.(a)	23,085	1,885,814
Booz Allen Hamilton Holding Corp.	20,637	1,757,653
Broadridge Financial Solutions, Inc.	17,463	2,467,697
CACI International, Inc., Class A(a)	3,788	913,741
Concentrix Corp.(a)	6,335	677,338
DXC Technology Co.	38,705	1,091,481
EPAM Systems, Inc.(a)	8,114	2,794,705
Euronet Worldwide, Inc.(a)	7,699	962,067

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Fastly, Inc., Class A(a)	12,031	$1,315,590
FleetCor Technologies, Inc.(a)	12,592	3,056,708
Gartner, Inc.(a)	13,224	2,008,858
Genpact Ltd.	28,621	1,095,612
Globant SA(a)	5,877	1,128,384
GoDaddy, Inc., Class A(a)	25,678	2,017,777
Jack Henry & Associates, Inc.	11,621	1,682,605
MongoDB, Inc.(a)	7,776	2,874,087
Okta, Inc.(a)	17,561	4,548,475
Paychex, Inc.	49,011	4,279,641
Sabre Corp.	47,785	515,122
Science Applications International Corp.	8,828	847,753
StoneCo. Ltd., Class A(a)	30,785	2,213,442
Switch, Inc., Class A	11,696	201,405
Twilio, Inc., Class A(a)	21,384	7,686,051
VeriSign, Inc.(a)	15,420	2,992,559
Western Union Co.	62,585	1,393,768
WEX, Inc.(a)	6,711	1,265,695

		58,426,255

Leisure Products — 0.7%
Brunswick Corp.	11,994	1,037,001
Hasbro, Inc.	19,419	1,821,891
Mattel, Inc.(a)	52,185	945,592
Peloton Interactive, Inc., Class A(a)	38,801	5,669,990
Polaris, Inc.	8,850	1,032,530

		10,507,004

Life Sciences Tools & Services — 2.6%
10X Genomics, Inc., Class A(a)	8,761	1,499,445
Adaptive Biotechnologies Corp.(a)	11,629	645,061
Agilent Technologies, Inc.	47,249	5,677,912
Avantor, Inc.(a)	75,533	2,227,468
Berkeley Lights, Inc.(a)	1,837	132,264
Bio-Rad Laboratories, Inc., Class A(a)	3,221	1,848,113
Bio-Techne Corp.	5,801	1,884,803
Bruker Corp.	15,751	911,825
Charles River Laboratories International, Inc.(a)	7,457	1,931,736
IQVIA Holdings, Inc.(a)	29,024	5,160,467
Mettler-Toledo International, Inc.(a)	3,600	4,205,160
PerkinElmer, Inc.	16,993	2,499,161
PPD, Inc.(a)	24,378	783,997
PRA Health Sciences, Inc.(a)(b)	9,634	1,187,294
QIAGEN NV(a)	34,312	1,857,995
Repligen Corp.(a)	7,968	1,593,600
Syneos Health, Inc.(a)	11,479	853,464
Waters Corp.(a)	9,342	2,472,547

		37,372,312

Machinery — 3.9%
AGCO Corp.	9,406	1,043,125
Allison Transmission Holdings, Inc.	17,195	699,837
Colfax Corp.(a)	15,288	567,491
Crane Co.	7,427	562,075
Cummins, Inc.	22,516	5,278,201
Donaldson Co., Inc.	19,377	1,151,769
Dover Corp.	21,930	2,554,626
Flowserve Corp.	19,855	706,044
Fortive Corp.	45,428	3,001,882
Gates Industrial Corp. PLC(a)	7,152	100,986
Graco, Inc.	25,207	1,737,771
IDEX Corp.	11,500	2,141,185
Ingersoll Rand, Inc.(a)	52,905	2,213,545

Security	Shares	Value

Machinery (continued)
ITT, Inc.	13,185	$985,051
Lincoln Electric Holdings, Inc.	8,705	996,722
Middleby Corp.(a)	8,390	1,138,691
Nordson Corp.	8,722	1,561,151
Oshkosh Corp.	10,331	946,216
Otis Worldwide Corp.	62,331	4,029,699
PACCAR, Inc.	51,807	4,725,835
Parker-Hannifin Corp.	19,554	5,174,184
Pentair PLC	25,181	1,371,357
Snap-on, Inc.	8,212	1,478,078
Stanley Black & Decker, Inc.	23,549	4,085,516
Timken Co.	9,661	730,951
Toro Co.	16,317	1,537,877
Trinity Industries, Inc.	13,545	376,686
Westinghouse Air Brake Technologies Corp.	27,629	2,050,348
Woodward, Inc.	8,488	950,232
Xylem, Inc.	27,310	2,637,873

		56,535,004

Marine — 0.0%
Kirby Corp.(a)	9,093	461,561

Media — 2.0%
Altice USA, Inc., Class A(a)	44,706	1,590,192
Cable One, Inc.	815	1,630,000
Discovery, Inc., Class A(a)(b)	23,807	986,086
Discovery, Inc., Class C(a)	47,370	1,659,371
DISH Network Corp., Class A(a)(b)	37,314	1,082,852
Fox Corp., Class A	51,007	1,590,398
Fox Corp., Class B	24,410	729,615
Interpublic Group of Cos., Inc.	59,280	1,426,870
John Wiley & Sons, Inc., Class A	6,635	302,622
Liberty Broadband Corp., Class A(a)	3,774	547,872
Liberty Broadband Corp., Class C(a)	24,402	3,563,912
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	12,835	518,791
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	26,468	1,073,542
Liberty Media Corp.-Liberty Formula One, Class A(a)	3,867	140,179
Liberty Media Corp.-Liberty Formula One, Class C(a)	30,253	1,217,078
New York Times Co., Class A	24,838	1,231,716
News Corp., Class A	59,194	1,148,364
News Corp., Class B	18,510	349,469
Nexstar Media Group, Inc., Class A	6,408	728,397
Omnicom Group, Inc.	32,466	2,025,229
Sirius XM Holdings, Inc.(b)	174,135	1,090,085
ViacomCBS, Inc., Class A	1,583	77,029
ViacomCBS, Inc., Class B	82,849	4,018,177

		28,727,846

Metals & Mining — 0.8%
Freeport-McMoRan, Inc.(a)	221,439	5,958,924
Nucor Corp.	46,011	2,242,116
Reliance Steel & Aluminum Co.	9,675	1,123,074
Royal Gold, Inc.	10,001	1,068,907
Steel Dynamics, Inc.	30,583	1,048,079

		11,441,100

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.	83,539	1,303,208
Annaly Capital Management, Inc.	214,310	1,740,197
New Residential Investment Corp.	63,207	593,514
Starwood Property Trust, Inc.	41,585	780,135

		4,417,054

Multi-line Retail — 0.4%
Dollar Tree, Inc.(a)	35,841	3,643,596

16	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-line Retail (continued)
Kohl’s Corp.	24,061	$1,060,128
Nordstrom, Inc.	16,504	585,067
Ollie’s Bargain Outlet Holdings, Inc.(a)	8,388	794,595

		6,083,386

Multi-Utilities — 1.7%
Ameren Corp.	37,583	2,733,036
CenterPoint Energy, Inc.	76,918	1,622,201
CMS Energy Corp.	43,530	2,475,986
Consolidated Edison, Inc.	51,143	3,619,901
DTE Energy Co.	29,337	3,482,889
MDU Resources Group, Inc.	30,392	799,006
NiSource, Inc.	58,436	1,294,357
Public Service Enterprise Group, Inc.	77,168	4,354,590
WEC Energy Group, Inc.	48,243	4,288,803

		24,670,769

Oil, Gas & Consumable Fuels — 2.2%
Antero Midstream Corp.	43,827	354,999
Apache Corp.	57,516	821,329
Cabot Oil & Gas Corp.	59,814	1,096,391
Cheniere Energy, Inc.(a)	35,325	2,237,132
Cimarex Energy Co.	15,302	645,438
Continental Resources, Inc.	11,583	228,069
Devon Energy Corp.	90,140	1,483,704
Diamondback Energy, Inc.	24,162	1,369,744
EQT Corp.	41,594	678,398
Equitrans Midstream Corp.	62,249	413,956
Hess Corp.	41,929	2,263,327
HollyFrontier Corp.	23,142	658,621
Marathon Oil Corp.	119,906	868,119
Marathon Petroleum Corp.	98,847	4,266,237
Murphy Oil Corp.	22,179	274,354
Occidental Petroleum Corp.	128,185	2,571,391
ONEOK, Inc.	67,664	2,695,057
Pioneer Natural Resources Co.	30,821	3,726,259
Targa Resources Corp.	34,316	939,229
Williams Cos., Inc.	185,711	3,942,645

		31,534,399

Personal Products — 0.1%
Coty, Inc., Class A	43,960	280,025
Herbalife Nutrition Ltd.(a)	13,716	698,968
Nu Skin Enterprises, Inc., Class A	7,699	445,541

		1,424,534

Pharmaceuticals — 1.0%
Catalent, Inc.(a)	24,806	2,853,930
Elanco Animal Health, Inc.(a)	69,310	2,012,069
Horizon Therapeutics PLC(a)	29,759	2,156,932
Jazz Pharmaceuticals PLC(a)	8,250	1,282,875
Nektar Therapeutics(a)	26,654	525,084
Perrigo Co. PLC	20,841	889,911
Reata Pharmaceuticals, Inc., Class A(a)(b)	3,698	383,076
Royalty Pharma PLC, Class A	16,608	780,742
Viatris, Inc.(a)	184,260	3,130,578

		14,015,197

Professional Services — 1.9%
CoreLogic, Inc.	11,914	897,005
CoStar Group, Inc.(a)	5,954	5,356,873
Dun & Bradstreet Holdings, Inc.(a)	13,089	309,555
Equifax, Inc.	18,472	3,271,576
FTI Consulting, Inc.(a)	5,366	590,099

Security	Shares	Value

Professional Services (continued)
IHS Markit Ltd.	60,626	$5,279,312
Leidos Holdings, Inc.	20,541	2,178,579
ManpowerGroup, Inc.	8,806	778,803
Nielsen Holdings PLC	54,361	1,213,881
Robert Half International, Inc.	17,032	1,149,660
TransUnion	29,008	2,524,856
Verisk Analytics, Inc.	24,220	4,444,370

		27,994,569

Real Estate Management & Development(a) — 0.3%
CBRE Group, Inc., Class A	50,941	3,106,382
Howard Hughes Corp.	6,044	520,811
Jones Lang LaSalle, Inc.	7,856	1,148,626

		4,775,819

Road & Rail — 0.8%
AMERCO	1,381	638,630
JB Hunt Transport Services, Inc.	12,796	1,723,109
Kansas City Southern	14,261	2,890,277
Knight-Swift Transportation Holdings, Inc.	19,069	762,760
Landstar System, Inc.	5,819	811,169
Lyft, Inc., Class A(a)	37,587	1,671,118
Old Dominion Freight Line, Inc.	14,894	2,889,436
Ryder System, Inc.	7,997	500,532
Schneider National, Inc., Class B	8,744	183,624

		12,070,655

Semiconductors & Semiconductor Equipment — 3.8%
Allegro MicroSystems, Inc.(a)	4,580	127,874
Cirrus Logic, Inc.(a)	8,814	825,784
Cree, Inc.(a)	16,799	1,698,043
Enphase Energy, Inc.(a)	16,129	2,941,123
Entegris, Inc.	20,441	2,011,190
First Solar, Inc.(a)(b)	14,014	1,389,488
Inphi Corp.(a)	7,294	1,229,841
KLA Corp.	23,698	6,637,099
Marvell Technology Group Ltd.	101,748	5,235,952
Maxim Integrated Products, Inc.	40,526	3,554,535
Microchip Technology, Inc.	38,154	5,193,141
MKS Instruments, Inc.	8,328	1,316,407
Monolithic Power Systems, Inc.	6,644	2,360,547
ON Semiconductor Corp.(a)(b)	61,910	2,135,276
Qorvo, Inc.(a)	17,419	2,976,559
Skyworks Solutions, Inc.	25,468	4,310,459
SolarEdge Technologies Inc.(a)	7,459	2,150,653
Teradyne, Inc.	25,256	2,866,051
Universal Display Corp.	6,549	1,511,640
Xilinx, Inc.	37,307	4,871,175

		55,342,837

Software — 7.8%
2U, Inc.(a)	10,344	423,070
Alteryx, Inc., Class A(a)	8,185	1,031,719
Anaplan, Inc.(a)	20,302	1,354,143
ANSYS, Inc.(a)	13,077	4,634,096
Aspen Technology, Inc.(a)	10,313	1,380,911
Avalara, Inc.(a)	12,581	1,887,150
Bill.Com Holdings, Inc.(a)	11,184	1,363,106
Cadence Design Systems, Inc.(a)	42,107	5,490,332
CDK Global, Inc.	18,581	927,192
Ceridian HCM Holding, Inc.(a)	17,591	1,634,380
Citrix Systems, Inc.	18,818	2,508,628
Cloudflare, Inc., Class A(a)	16,636	1,275,316
Coupa Software, Inc.(a)	10,495	3,252,086

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Crowdstrike Holdings, Inc., Class A(a)	23,164	$4,998,791
Datadog, Inc., Class A(a)	23,276	2,391,609
Datto Holding Corp.(a)	3,423	81,673
DocuSign, Inc.(a)	27,230	6,341,595
Dropbox, Inc., Class A(a)	37,445	847,380
Duck Creek Technologies, Inc.(a)(b)	3,608	174,411
Dynatrace, Inc.(a)	27,910	1,158,544
Elastic NV(a)	10,079	1,531,605
Everbridge, Inc.(a)(b)	5,338	709,580
Fair Isaac Corp.(a)	4,270	1,921,970
FireEye, Inc.(a)	33,856	710,976
Five9, Inc.(a)	9,436	1,568,735
Fortinet, Inc.(a)	20,302	2,938,715
Guidewire Software, Inc.(a)	12,817	1,470,623
HubSpot, Inc.(a)	6,315	2,350,443
Jamf Holding Corp.(a)	4,547	167,921
JFrog Ltd.(a)	1,937	121,004
Manhattan Associates, Inc.(a)	9,650	1,092,670
McAfee Corp., Class A(b)	5,251	98,981
Medallia, Inc.(a)	13,520	561,080
nCino Inc.(a)	2,331	167,133
New Relic, Inc.(a)	7,958	598,282
NortonLifeLock, Inc.	83,787	1,765,392
Nuance Communications, Inc.(a)	42,893	1,953,347
Nutanix, Inc., Class A(a)	29,586	902,965
PagerDuty, Inc.(a)	10,555	514,345
Palo Alto Networks, Inc.(a)	14,219	4,987,314
Paycom Software, Inc.(a)	7,519	2,855,265
Paylocity Holding Corp.(a)	5,842	1,095,141
Pegasystems, Inc.	6,014	766,484
Pluralsight, Inc., Class A(a)	13,554	281,923
Proofpoint, Inc.(a)	8,639	1,115,122
PTC, Inc.(a)	15,920	2,115,927
RealPage, Inc.(a)	13,372	1,157,614
RingCentral, Inc., Class A(a)	12,019	4,482,125
Slack Technologies, Inc., Class A(a)	58,135	2,451,553
Smartsheet, Inc., Class A(a)	17,062	1,189,904
SolarWinds Corp.(a)	6,908	116,123
Splunk, Inc.(a)	24,281	4,007,093
SS&C Technologies Holdings, Inc.	34,286	2,155,904
Synopsys, Inc.(a)	23,096	5,899,873
Teradata Corp.(a)	16,891	454,368
Trade Desk, Inc., Class A(a)	6,311	4,834,163
Tyler Technologies, Inc.(a)	6,054	2,559,571
Unity Software, Inc.(a)	4,404	659,807
Zendesk, Inc.(a)	17,624	2,542,086
Zscaler, Inc.(a)	11,030	2,202,691

		112,231,950

Specialty Retail — 2.4%
Advance Auto Parts, Inc.	9,985	1,489,163
AutoNation, Inc.(a)	8,569	610,798
AutoZone, Inc.(a)	3,565	3,986,989
Best Buy Co., Inc.	34,855	3,792,921
Burlington Stores, Inc.(a)	9,916	2,468,093
CarMax, Inc.(a)	24,835	2,925,066
Carvana Co.(a)	8,527	2,227,167
Dick’s Sporting Goods, Inc.	9,534	638,873
Five Below, Inc.(a)	8,329	1,463,655
Floor & Decor Holdings, Inc., Class A(a)(b)	14,316	1,318,074
Foot Locker, Inc.	15,784	691,655
Gap, Inc.	28,392	574,938

Security	Shares	Value

Specialty Retail (continued)
L Brands, Inc.	34,992	$1,426,274
Leslie’s Inc.(a)	7,182	205,405
O’Reilly Automotive, Inc.(a)	10,912	4,642,729
Penske Automotive Group, Inc.	4,934	295,251
Tractor Supply Co.	17,646	2,501,144
Ulta Beauty, Inc.(a)	8,222	2,300,187
Vroom Inc.(a)(b)	4,127	151,998
Williams-Sonoma, Inc.	11,721	1,511,071

		35,221,451

Technology Hardware, Storage & Peripherals — 1.0%
Hewlett Packard Enterprise Co.	196,976	2,430,684
HP, Inc.	210,003	5,111,473
NCR Corp.(a)	19,475	649,686
NetApp, Inc.	33,782	2,244,476
Pure Storage, Inc., Class A(a)	36,644	847,576
Western Digital Corp.	46,597	2,629,468
Xerox Holdings Corp.	25,460	535,424

		14,448,787

Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd.(a)	21,457	893,899
Carter’s, Inc.	6,498	572,084
Columbia Sportswear Co.	4,395	384,387
Hanesbrands, Inc.	52,895	808,765
Lululemon Athletica, Inc.(a)	17,352	5,703,255
PVH Corp.	10,714	913,476
Ralph Lauren Corp.	7,182	725,741
Skechers USA, Inc., Class A(a)	20,404	703,530
Tapestry, Inc.	42,147	1,332,688
Under Armour, Inc., Class A(a)	30,639	536,182
Under Armour, Inc., Class C(a)	30,051	449,863
VF Corp.	49,211	3,782,850

		16,806,720

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.	51,817	607,295
New York Community Bancorp, Inc.	68,289	714,303
TFS Financial Corp.	7,766	137,225

		1,458,823

Trading Companies & Distributors — 0.8%
Air Lease Corp.	16,246	643,829
Fastenal Co.	87,445	3,986,617
MSC Industrial Direct Co., Inc., Class A	6,810	528,252
United Rentals, Inc.(a)	10,993	2,671,409
Univar Solutions, Inc.(a)	25,442	472,967
W.W. Grainger, Inc.	6,797	2,476,759
Watsco, Inc.	4,970	1,185,295

		11,965,128

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	11,155	309,997

Water Utilities — 0.4%
American Water Works Co., Inc.	27,661	4,398,652
Essential Utilities, Inc.	34,088	1,578,275

		5,976,927

18	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services — 0.0%
Telephone & Data Systems, Inc.	15,458	$289,838
United States Cellular Corp.(a)	2,286	71,277

		361,115

Total Common Stocks — 98.6% (Cost: $935,103,029)		1,421,984,817

Investment Companies

Equity Funds — 0.7%
iShares Russell Mid-Cap ETF(d)	150,671	10,298,363

Total Investment Companies — 0.7% (Cost: $8,948,020)		10,298,363

Total Long-Term Investments — 99.3% (Cost: $944,051,049)		1,432,283,180

Short-Term Securities

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.17%(c)(d)(e)	18,996,211	19,007,608
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(d)(e)	9,410,618	9,410,618

Total Short-Term Securities — 2.0% (Cost: $28,398,326)		28,418,226

Total Investments — 101.3% (Cost: $972,449,375)		1,460,701,406

Liabilities in Excess of Other Assets — (1.3)%		(18,809,858)

Net Assets — 100.0%		$1,441,891,548

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	All or a portion of this security was purchased with the cash collateral from loaned securities.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six-months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$28,520,253	$—		$(9,496,590	)(a)	$1,735	$(17,790)	$19,007,608	18,996,211	$79,340	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,996,526	6,414,092	(a)	—		—	—	9,410,618	9,410,618	3,489		—
iShares Russell Mid-Cap ETF	3,581,506	18,530,514		(13,357,083)		1,420,675	122,751	10,298,363	150,671	35,946		—

						$1,422,410	$104,961	$38,716,589		$118,775		$—

(a)	Represents net amount purchased (sold).

(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	18	03/19/21	$3,335	$(67,598)
S&P MidCap 400 E-Mini	28	03/19/21	6,540	(126,353)

				$(193,951)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$193,951	$—	$—	$—	$193,951

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,881,896	$—	$—	$—	$1,881,896

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(284,922)	$—	$—	$—	$(284,922)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$7,907,110

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$1,421,984,817	$—	$—	$1,421,984,817
Investment Companies	10,298,363	—	—	10,298,363
Short-Term Securities
Money Market Funds	28,418,226	—	—	28,418,226

	$1,460,701,406	$—	$—	$1,460,701,406

20	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(193,951)	$—	$—	$(193,951)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) January 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
AAR Corp.(a)	2,119	$71,093
Aerojet Rocketdyne Holdings, Inc.(a)	4,808	250,208
AeroVironment, Inc.(a)(b)	1,346	154,481
Astronics Corp.(a)	1,486	18,516
Axon Enterprise, Inc.(a)	3,955	649,253
BWX Technologies, Inc.	6,096	328,696
Cubic Corp.	1,962	120,035
Curtiss-Wright Corp.	2,701	280,337
Ducommun, Inc.(a)	660	32,564
Hexcel Corp.(a)	5,339	233,101
Howmet Aerospace, Inc.(a)	25,422	624,873
Huntington Ingalls Industries, Inc.	2,522	396,786
Kaman Corp.	1,738	87,526
Kratos Defense & Security Solutions, Inc.(a)	7,954	211,099
Maxar Technologies, Inc.	3,797	158,980
Mercury Systems, Inc.(a)	3,558	252,832
Moog, Inc., Class A	1,845	136,290
National Presto Industries, Inc.(a)	341	30,489
PAE, Inc.(a)	3,711	30,801
Park Aerospace Corp.	1,544	20,504
Parsons Corp.(a)(b)	1,409	50,245
Spirit AeroSystems Holdings, Inc., Class A	6,884	233,161
Textron, Inc.	14,585	660,117
Triumph Group, Inc.(a)	3,295	35,685
Vectrus, Inc.(a)	671	34,489
Virgin Galactic Holdings Inc.(a)(b)	4,538	200,988

		5,303,149

Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.(a)	3,664	93,102
Atlas Air Worldwide Holdings, Inc.(a)	1,601	82,964
Echo Global Logistics, Inc.(a)	1,592	41,917
Forward Air Corp.	1,724	123,594
Hub Group, Inc., Class A(a)	2,039	107,313
Radiant Logistics, Inc.(a)	2,218	12,864
XPO Logistics, Inc.(a)	5,891	650,425

		1,112,179

Airlines(a) — 0.5%
Alaska Air Group, Inc.	7,800	380,874
Allegiant Travel Co.	814	147,733
American Airlines Group, Inc.(b)	34,805	597,602
Copa Holdings SA, Class A	1,944	150,407
Hawaiian Holdings, Inc.	2,880	56,362
JetBlue Airways Corp.	19,753	283,258
Mesa Air Group, Inc.	3,021	19,727
SkyWest, Inc.	3,060	119,309
Spirit Airlines, Inc.(b)	6,443	167,132

		1,922,404

Auto Components — 1.1%
Adient PLC(a)	5,786	186,830
American Axle & Manufacturing Holdings, Inc.(a)	6,959	61,309
BorgWarner, Inc.	15,385	646,016
Cooper Tire & Rubber Co.	3,474	127,670
Cooper-Standard Holdings, Inc.(a)	1,022	31,181
Dana, Inc.(a)	9,051	175,227
Dorman Products, Inc.(a)	1,656	150,414
Fox Factory Holding Corp.(a)	2,576	308,193
Gentex Corp.	16,035	529,957
Gentherm, Inc.(a)	2,047	125,399
Goodyear Tire & Rubber Co.(a)	14,346	151,350

Security	Shares	Value

Auto Components (continued)
LCI Industries	1,532	$198,210
Lear Corp.	3,884	585,552
Modine Manufacturing Co.(a)	3,208	40,260
Motorcar Parts of America, Inc.(a)(b)	1,186	26,839
Patrick Industries, Inc.	1,387	95,786
Standard Motor Products, Inc.	1,316	51,627
Stoneridge, Inc.(a)	1,892	51,935
Tenneco, Inc., Class A(a)	3,259	32,916
Visteon Corp.(a)	1,733	220,923
Workhorse Group, Inc.(a)(b)	6,330	217,246
XPEL Inc.(a)(b)	1,056	50,699

		4,065,539

Automobiles — 0.3%
Harley-Davidson, Inc.(b)	9,916	397,532
Thor Industries, Inc.	3,492	422,567
Winnebago Industries, Inc.	1,927	133,079

		953,178

Banks — 5.7%
1st Constitution Bancorp	645	9,952
1st Source Corp.	1,111	43,718
ACNB Corp.	459	11,498
Allegiance Bancshares, Inc.	1,125	39,577
Altabancorp	1,002	32,274
Amalgamated Bank, Class A	644	9,441
Amerant Bancorp, Inc.(a)	1,323	18,866
American National Bankshares, Inc.	660	18,447
Ameris Bancorp	4,116	160,977
Ames National Corp.	530	11,930
Arrow Financial Corp.	987	29,018
Associated Banc-Corp.	10,515	188,639
Atlantic Capital Bancshares, Inc.(a)	1,165	20,842
Atlantic Union Bankshares Corp.	4,890	160,588
Auburn National BanCorp., Inc.	141	5,574
Banc of California, Inc.	2,633	44,366
BancFirst Corp.	1,185	68,292
Bancorp, Inc.(a)	3,130	52,490
BancorpSouth Bank	6,951	192,195
Bank First Corp.	368	24,295
Bank of Commerce Holdings	768	7,780
Bank of Hawaii Corp.	2,760	215,804
Bank of Marin Bancorp	883	32,795
Bank of NT Butterfield & Son Ltd.	3,719	113,095
Bank of Princeton	386	9,002
Bank OZK	7,963	295,905
Bank7 Corp.	125	1,999
BankFinancial Corp.	1,007	8,539
BankUnited, Inc.	5,703	197,609
Bankwell Financial Group, Inc.	342	6,652
Banner Corp.	1,390	61,480
Bar Harbor Bankshares	913	19,639
Baycom Corp.(a)	919	13,509
BCB Bancorp, Inc.	694	7,967
Berkshire Hills Bancorp, Inc.	2,757	45,711
BOK Financial Corp.	2,114	156,140
Boston Private Financial Holdings, Inc.	4,975	60,645
Brookline Bancorp, Inc.	4,667	58,758
Bryn Mawr Bank Corp.	1,311	40,746
Business First Bancshares, Inc.	1,254	25,456
Byline Bancorp, Inc.	1,534	24,651
C&F Financial Corp.	146	5,748
Cadence BanCorp.	7,653	137,142
California Bancorp, Inc.(a)	457	6,174

22	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Cambridge Bancorp	390	$28,665
Camden National Corp.	937	35,184
Capital Bancorp, Inc.(a)	548	8,078
Capital City Bank Group, Inc.	884	19,740
Capstar Financial Holdings, Inc.	1,072	15,544
Carter Bankshares, Inc.(a)	1,293	12,943
Cathay General Bancorp	5,195	175,695
CB Financial Services, Inc.	295	5,313
CBTX, Inc.	1,164	30,636
Central Pacific Financial Corp.	715	14,214
Central Valley Community Bancorp	698	10,679
Century Bancorp, Inc., Class A	157	12,434
Chemung Financial Corp.	272	9,101
ChoiceOne Financial Services, Inc.	400	10,296
CIT Group, Inc.	6,408	236,455
Citizens & Northern Corp.	890	17,008
Citizens Holding Co.	270	5,451
City Holding Co.	956	66,012
Civista Bancshares, Inc.	1,055	17,988
CNB Financial Corp.	964	20,273
Coastal Financial Corp.(a)	402	7,960
Codorus Valley Bancorp, Inc.	558	8,816
Colony Bankcorp, Inc.	304	4,210
Columbia Banking System, Inc.	4,448	171,337
Comerica, Inc.	9,209	526,755
Commerce Bancshares, Inc.	6,670	445,889
Community Bank System, Inc.	3,296	213,746
Community Bankers Trust Corp.	1,006	7,263
Community Financial Corp.	252	5,998
Community Trust Bancorp, Inc.	1,000	36,460
ConnectOne Bancorp, Inc.	2,366	50,277
County Bancorp, Inc.	307	6,640
CrossFirst Bankshares, Inc.(a)(b)	2,931	33,707
Cullen/Frost Bankers, Inc.	3,788	349,405
Customers Bancorp, Inc.(a)	2,027	45,040
CVB Financial Corp.	8,038	156,178
Dime Community Bancshares, Inc.	3,029	56,393
Eagle Bancorp Montana, Inc.	411	8,791
Eagle Bancorp, Inc.	1,944	82,601
East West Bancorp, Inc.	9,113	546,233
Eastern Bankshares, Inc.(a)	11,470	182,832
Enterprise Bancorp, Inc.	520	13,177
Enterprise Financial Services Corp.	1,489	52,577
Equity Bancshares, Inc., Class A(a)	910	20,093
Esquire Financial Holdings, Inc.(a)	330	7,286
Evans Bancorp, Inc.	193	5,736
Farmers & Merchants Bancorp, Inc./Archbold	981	22,465
Farmers National Banc Corp.	1,941	25,854
FB Financial Corp.	2,281	85,218
Fidelity D&D Bancorp, Inc.	254	12,499
Financial Institutions, Inc.	1,131	25,889
First Bancorp, Inc.	776	18,647
First BanCorp, Puerto Rico	13,250	120,575
First Bancorp/Southern Pines NC	1,695	57,732
First Bancshares, Inc.	1,244	37,245
First Bank/Hamilton	786	7,113
First Busey Corp.	3,335	68,934
First Business Financial Services, Inc.	336	6,471
First Capital, Inc.	226	10,846
First Choice Bancorp	535	10,518
First Citizens BancShares, Inc., Class A	395	235,416
First Commonwealth Financial Corp.	5,802	68,057
First Community Bancshares, Inc.	1,115	23,928

Security	Shares	Value

Banks (continued)
First Community Corp.	450	$7,646
First Financial Bancorp	5,970	109,370
First Financial Bankshares, Inc.	8,259	312,851
First Financial Corp.	869	33,361
First Foundation, Inc.	2,508	50,812
First Guaranty Bancshares, Inc.	384	6,144
First Hawaiian, Inc.	8,581	199,508
First Horizon Corp.	35,077	487,220
First Internet Bancorp	848	25,966
First Interstate Bancsystem, Inc., Class A	2,593	100,245
First Merchants Corp.	3,863	145,519
First Mid Bancshares, Inc.	840	28,451
First Midwest Bancorp, Inc.	6,932	114,586
First Northwest Bancorp	423	5,795
First of Long Island Corp.	1,666	27,872
First Savings Financial Group, Inc.	113	6,824
First United Corp.	412	6,440
First Western Financial, Inc.(a)	373	6,889
Flushing Financial Corp.	1,686	30,820
FNB Corp.	19,833	195,553
FNCB Bancorp, Inc.	991	6,065
Franklin Financial Services Corp.	294	7,941
Fulton Financial Corp.	9,939	133,183
FVCBankcorp, Inc.(a)	594	9,165
German American Bancorp, Inc.	1,805	61,063
Glacier Bancorp, Inc.	6,204	289,417
Great Southern Bancorp, Inc.	654	32,157
Great Western Bancorp, Inc.	3,300	79,200
Guaranty Bancshares, Inc.	399	13,319
Hancock Whitney Corp.	5,788	197,602
Hanmi Financial Corp.	1,558	21,532
HarborOne Bancorp, Inc.(a)	3,159	34,307
Hawthorn Bancshares, Inc.	314	5,765
HBT Financial, Inc.	587	8,764
Heartland Financial USA, Inc.	2,123	90,567
Heritage Commerce Corp.	3,774	33,136
Heritage Financial Corp.	2,200	51,920
Hilltop Holdings, Inc.	4,469	134,249
Home BancShares, Inc.	10,606	224,847
HomeTrust Bancshares, Inc.	876	18,396
Hope Bancorp, Inc.	6,986	78,103
Horizon Bancorp	2,713	42,947
Howard Bancorp, Inc.(a)	621	7,514
Independent Bank Corp.	3,404	178,434
Independent Bank Group, Inc.	2,476	152,076
International Bancshares Corp.	3,526	133,318
Investar Holding Corp.	724	11,678
Investors Bancorp, Inc.	15,996	184,114
Lakeland Bancorp, Inc.	2,903	38,058
Lakeland Financial Corp.	1,505	88,343
Landmark Bancorp Inc/Manhattan KS	258	6,091
LCNB Corp.	699	10,751
Level One Bancorp, Inc.	336	7,006
Limestone Bancorp, Inc.(a)	475	6,199
Live Oak Bancshares, Inc.	1,761	70,229
Macatawa Bank Corp.	2,222	18,443
Mackinac Financial Corp.	391	4,895
MainStreet Bancshares, Inc.(a)	295	5,039
Mercantile Bank Corp.	1,072	29,105
Meridian Corp.	328	6,652
Metrocity Bankshares, Inc.	1,059	15,080
Metropolitan Bank Holding Corp.(a)	484	19,195
Mid Penn Bancorp, Inc.	516	11,228

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Middlefield Banc Corp.	353	$7,237
Midland States Bancorp, Inc.	1,389	25,544
MidWestOne Financial Group, Inc.	972	23,901
MVB Financial Corp.	703	15,754
National Bank Holdings Corp., Class A	1,729	57,524
National Bankshares, Inc.	350	10,850
NBT Bancorp, Inc.	2,632	86,882
Nicolet Bankshares, Inc.(a)	575	38,979
Northeast Bank(a)	462	12,040
Northrim BanCorp, Inc.	325	10,439
Norwood Financial Corp.	382	9,428
Oak Valley Bancorp	300	4,665
OceanFirst Financial Corp.	3,588	65,158
OFG Bancorp	3,086	53,017
Ohio Valley Banc Corp.	200	4,298
Old National Bancorp	10,106	169,680
Old Second Bancorp, Inc.	2,326	22,841
Origin Bancorp, Inc.	1,387	43,815
Orrstown Financial Services, Inc.	493	8,534
Pacific Premier Bancorp, Inc.	5,038	167,513
PacWest Bancorp	7,360	222,198
Park National Corp.	891	96,237
Parke Bancorp, Inc.	468	8,106
Partners Bancorp	646	4,367
PCB Bancorp	756	8,951
Peapack Gladstone Financial Corp.	1,175	27,636
Penns Woods Bancorp, Inc.	318	6,850
Peoples Bancorp of North Carolina, Inc.	237	4,764
Peoples Bancorp, Inc.	1,308	39,894
Peoples Financial Services Corp.	376	13,544
People’s United Financial, Inc.	27,290	372,781
Pinnacle Financial Partners, Inc.	4,815	329,972
Plumas Bancorp	290	7,221
Popular, Inc.	5,191	294,589
Preferred Bank	921	44,475
Premier Financial Bancorp, Inc.	850	13,065
Professional Holding Corp., Class A(a)(b)	745	11,153
Prosperity Bancshares, Inc.	5,956	401,673
QCR Holdings, Inc.	1,011	39,207
RBB Bancorp	994	16,500
Red River Bancshares, Inc.	271	12,623
Reliant Bancorp, Inc.	897	18,433
Renasant Corp.	3,359	118,909
Republic Bancorp, Inc., Class A	679	24,505
Republic First Bancorp, Inc.(a)	2,161	6,051
Richmond Mutual BanCorp., Inc.	732	9,267
S&T Bancorp, Inc.	2,342	59,487
Salisbury Bancorp, Inc.	154	5,647
Sandy Spring Bancorp, Inc.	3,219	106,967
SB Financial Group, Inc.	426	7,361
Seacoast Banking Corp. of Florida(a)	3,144	95,735
Select Bancorp, Inc.(a)	788	7,439
ServisFirst Bancshares, Inc.	3,000	123,240
Shore Bancshares, Inc.	727	9,633
Sierra Bancorp	947	20,711
Signature Bank	3,373	557,186
Silvergate Capital Corp., Class A(a)	1,058	98,457
Simmons First National Corp., Class A	6,710	165,737
SmartFinancial, Inc.	880	17,424
South Plains Financial, Inc.	568	10,701
South State Corp.	4,416	307,972
Southern First Bancshares, Inc.(a)	519	20,812

Security	Shares	Value

Banks (continued)
Southern National Bancorp of Virginia, Inc.	1,386	$16,729
Southside Bancshares, Inc.	1,938	60,795
Spirit of Texas Bancshares, Inc.	780	13,993
Sterling Bancorp	13,275	245,056
Stock Yards Bancorp, Inc.	1,321	59,709
Summit Financial Group, Inc.	760	15,732
Synovus Financial Corp.	9,665	359,538
TCF Financial Corp.	10,042	390,232
Texas Capital Bancshares, Inc.(a)	3,323	200,111
Tompkins Financial Corp.	891	59,581
TowneBank	4,589	106,465
Trico Bancshares	1,887	70,385
TriState Capital Holdings, Inc.(a)	1,756	32,223
Triumph Bancorp, Inc.(a)	1,465	84,003
Trustmark Corp.	3,825	105,073
UMB Financial Corp.	2,846	201,981
Umpqua Holdings Corp.	14,692	213,181
United Bankshares, Inc.	8,037	254,451
United Community Banks, Inc.	4,295	128,120
United Security Bancshares	1,160	7,923
Unity Bancorp, Inc.	440	8,272
Univest Financial Corp.	1,934	43,418
Valley National Bancorp	24,570	250,860
Veritex Holdings, Inc.	2,924	74,737
Washington Trust Bancorp, Inc.	1,041	45,367
Webster Financial Corp.	5,901	275,872
WesBanco, Inc.	4,093	118,697
West BanCorp., Inc.	1,048	21,589
Westamerica BanCorp	1,623	90,596
Western Alliance Bancorp	6,422	437,852
Wintrust Financial Corp.	3,904	234,982
Zions Bancorp NA	10,636	469,473

		21,111,981

Beverages — 0.3%
Boston Beer Co., Inc., Class A(a)	560	513,458
Celsius Holdings, Inc.(a)(b)	2,339	124,903
Coca-Cola Consolidated, Inc.	292	77,923
MGP Ingredients, Inc.	757	43,830
National Beverage Corp.(b)	736	111,534
NewAge, Inc.(a)	5,979	18,236
Primo Water Corp.	10,483	161,962

		1,051,846

Biotechnology — 6.3%
89bio, Inc.(a)	446	9,054
Abeona Therapeutics, Inc.(a)	4,736	9,046
ACADIA Pharmaceuticals, Inc.(a)	7,196	345,768
Acceleron Pharma, Inc.(a)	3,301	381,365
ADMA Biologics, Inc.(a)	3,350	7,437
Aduro Biotech, Inc.(c)	658	1,974
Adverum Biotechnologies, Inc.(a)	5,499	67,803
Aeglea BioTherapeutics, Inc.(a)	3,606	25,062
Affimed NV(a)	5,647	32,357
Agenus, Inc.(a)	9,384	34,533
Agios Pharmaceuticals, Inc.(a)(b)	4,093	192,248
Akebia Therapeutics, Inc.(a)(b)	8,900	28,836
Akero Therapeutics, Inc.(a)	893	26,272
Akouos, Inc.(a)	997	15,872
Albireo Pharma, Inc.(a)	1,045	38,320
Alector, Inc.(a)(b)	2,932	49,375
Aligos Therapeutics, Inc.(a)	629	17,719
Alkermes PLC(a)	9,993	209,753
Allakos, Inc.(a)(b)	1,698	226,394

24	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Allogene Therapeutics, Inc.(a)	3,358	$116,523
Allovir, Inc.(a)	1,136	41,544
ALX Oncology Holdings, Inc.(a)(b)	603	47,788
Amicus Therapeutics, Inc.(a)	16,308	308,384
AnaptysBio, Inc.(a)	1,258	32,607
Anavex Life Sciences Corp.(a)	3,342	20,988
Anika Therapeutics, Inc.(a)	827	30,607
Annexon, Inc.(a)	942	20,724
Apellis Pharmaceuticals, Inc.(a)	3,979	176,150
Applied Genetic Technologies Corp.(a)	1,341	5,284
Applied Molecular Transport, Inc.(a)	771	27,024
Applied Therapeutics, Inc.(a)	753	15,768
Aprea Therapeutics, Inc.(a)(b)	553	3,053
Aptinyx, Inc.(a)	4,424	15,396
Aravive, Inc.(a)	686	3,602
Arcturus Therapeutics Holdings, Inc.(a)	1,356	98,256
Arcus Biosciences, Inc.(a)	2,656	92,243
Arcutis Biotherapeutics, Inc.(a)	1,357	37,033
Ardelyx, Inc.(a)	4,121	27,982
Arena Pharmaceuticals, Inc.(a)	3,765	279,514
Arrowhead Pharmaceuticals, Inc.(a)	6,466	498,981
Assembly Biosciences, Inc.(a)	1,790	9,988
Atara Biotherapeutics, Inc.(a)	4,739	87,482
Athenex, Inc.(a)	4,494	58,737
Athersys, Inc.(a)(b)	12,315	23,830
Atreca, Inc., Class A(a)	1,780	23,140
AVEO Pharmaceuticals, Inc.(a)	1,305	10,349
Avid Bioservices, Inc.(a)	3,564	51,999
Avidity Biosciences, Inc.(a)	1,090	24,939
Avrobio, Inc.(a)	1,960	28,048
Axcella Health, Inc.(a)	889	4,836
Beam Therapeutics, Inc.(a)(b)	2,585	249,272
Beyondspring, Inc.(a)	1,062	12,893
BioCryst Pharmaceuticals, Inc.(a)	11,039	94,052
Biohaven Pharmaceutical Holding Co. Ltd.(a)	3,151	268,528
Bioxcel Therapeutics, Inc.(a)(b)	726	33,628
Black Diamond Therapeutics, Inc.(a)	1,126	27,891
Bluebird Bio, Inc.(a)(b)	4,428	197,267
Blueprint Medicines Corp.(a)	3,442	333,013
BrainStorm Cell Therapeutics, Inc.(a)	1,759	10,624
Bridgebio Pharma, Inc.(a)(b)	5,936	336,927
C4 Therapeutics, Inc.(a)(b)	662	23,911
Cabaletta Bio Inc.(a)	849	11,062
Calithera Biosciences, Inc.(a)	3,773	10,829
Calyxt, Inc.(a)	478	4,245
CareDx, Inc.(a)	3,132	239,379
CASI Pharmaceuticals, Inc.(a)	3,905	13,121
Catabasis Pharmaceuticals, Inc.(a)	1,034	4,291
Catalyst Biosciences, Inc.(a)	1,015	5,735
Catalyst Pharmaceuticals, Inc.(a)	5,721	20,824
Cellular Biomedicine Group, Inc.(a)	810	15,876
CEL-SCI Corp.(a)	2,228	55,589
Centogene NV(a)	346	3,654
Checkmate Pharmaceuticals, Inc.(a)	287	4,492
Checkpoint Therapeutics, Inc.(a)	3,452	11,219
ChemoCentryx, Inc.(a)	3,098	176,617
Chimerix, Inc.(a)	3,328	28,221
Chinook Therapeutics, Inc.(a)	841	11,917
Cidara Therapeutics, Inc.(a)	1,880	4,606
Clovis Oncology, Inc.(a)(b)	5,471	43,221
Codiak Biosciences, Inc.(a)	438	10,459
Cohbar, Inc.(a)	2,014	3,484
Coherus Biosciences, Inc.(a)	3,582	67,342

Security	Shares	Value

Biotechnology (continued)
Concert Pharmaceuticals, Inc.(a)	1,705	$17,851
Constellation Pharmaceuticals, Inc.(a)	1,903	62,742
Contra GTX, Inc.(b)(c)	23	47
ContraFect Corp.(a)	1,459	7,135
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	3,727	6,820
Cortexyme, Inc.(a)	976	38,279
Crinetics Pharmaceuticals, Inc.(a)	1,732	24,854
Cue Biopharma, Inc.(a)	1,776	24,047
Cyclerion Therapeutics, Inc.(a)	1,428	4,512
Cytokinetics, Inc.(a)	4,249	83,578
CytomX Therapeutics, Inc.(a)	2,816	19,459
Deciphera Pharmaceuticals, Inc.(a)	2,512	111,030
Denali Therapeutics, Inc.(a)(b)	3,994	273,589
DermTech, Inc.(a)	462	18,933
Dicerna Pharmaceuticals, Inc.(a)	4,001	89,902
Dyadic International, Inc.(a)	1,100	6,127
Dynavax Technologies Corp.(a)	7,141	45,060
Dyne Therapeutics, Inc.(a)	880	17,010
Eagle Pharmaceuticals, Inc.(a)	647	30,195
Editas Medicine, Inc.(a)	3,914	240,124
Eiger Biopharmaceuticals, Inc.(a)	1,515	14,559
Emergent Biosolutions, Inc.(a)	2,884	308,155
Enanta Pharmaceuticals, Inc.(a)	1,177	56,567
Enochian Biosciences, Inc.(a)	782	2,964
Epizyme, Inc.(a)	5,474	59,940
Esperion Therapeutics, Inc.(a)(b)	1,612	50,762
Evelo Biosciences, Inc.(a)(b)	1,165	20,446
Exelixis, Inc.(a)	19,986	443,889
Exicure, Inc.(a)	3,361	7,159
Fate Therapeutics, Inc.(a)	4,826	437,380
Fennec Pharmaceuticals, Inc.(a)	1,219	8,777
FibroGen, Inc.(a)(b)	5,609	270,242
Five Prime Therapeutics, Inc.(a)	1,913	31,985
Flexion Therapeutics, Inc.(a)(b)	2,755	33,528
Foghorn Therapeutics, Inc.(a)	452	7,458
Forma Therapeutics Holdings, Inc.(a)	1,020	39,403
Fortress Biotech, Inc.(a)	3,990	12,728
Frequency Therapeutics, Inc.(a)(b)	1,606	62,618
G1 Therapeutics, Inc.(a)	2,035	49,105
Galectin Therapeutics, Inc.(a)(b)	2,234	4,379
Galera Therapeutics, Inc.(a)	524	5,890
Generation Bio Co.(a)	808	21,275
Genprex, Inc.(a)(b)	1,610	7,197
Geron Corp.(a)	17,755	31,604
Global Blood Therapeutics, Inc.(a)	3,903	195,618
GlycoMimetics, Inc.(a)	2,857	10,371
Gossamer Bio, Inc.(a)	3,454	34,885
Gritstone Oncology, Inc.(a)	2,023	36,616
Halozyme Therapeutics, Inc.(a)	8,694	413,747
Harpoon Therapeutics, Inc.(a)	601	11,587
Heron Therapeutics, Inc.(a)	5,444	94,508
Homology Medicines, Inc.(a)	1,934	23,498
Hookipa Pharma, Inc.(a)(b)	883	9,439
iBio, Inc.(a)	11,105	17,768
Ideaya Biosciences, Inc.(a)	968	17,017
IGM Biosciences, Inc.(a)	441	42,045
Immunic, Inc.(a)(b)	326	5,399
ImmunoGen, Inc.(a)(b)	11,571	82,501
Immunovant, Inc.(a)	2,311	90,198
Inhibrx, Inc.(a)	496	15,723
Inovio Pharmaceuticals, Inc.(a)(b)	9,744	124,236
Inozyme Pharma, Inc.(a)(b)	430	9,047
Insmed, Inc.(a)	6,639	249,560

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Intellia Therapeutics, Inc.(a)	3,270	$204,767
Intercept Pharmaceuticals, Inc.(a)	1,612	56,807
Invitae Corp.(a)(b)	7,512	371,994
Ionis Pharmaceuticals, Inc.(a)	8,505	510,895
Iovance Biotherapeutics, Inc.(a)	8,892	389,825
Ironwood Pharmaceuticals, Inc.(a)	9,864	100,810
iTeos Therapeutics, Inc.(a)	667	21,344
IVERIC bio, Inc.(a)	4,945	26,011
Jounce Therapeutics, Inc.(a)	1,162	13,131
Kadmon Holdings, Inc.(a)(b)	10,677	51,250
KalVista Pharmaceuticals, Inc.(a)	885	13,452
Karuna Therapeutics, Inc.(a)	983	97,543
Karyopharm Therapeutics, Inc.(a)	4,355	66,327
Keros Therapeutics, Inc.(a)	804	45,868
Kezar Life Sciences, Inc.(a)	2,048	10,875
Kindred Biosciences, Inc.(a)	2,368	11,840
Kiniksa Pharmaceuticals Ltd., Class A(a)	1,600	31,504
Kodiak Sciences, Inc.(a)	2,048	258,683
Kronos Bio, Inc.(a)	904	24,851
Krystal Biotech, Inc.(a)	849	59,175
Kura Oncology, Inc.(a)	4,135	123,843
Kymera Therapeutics, Inc.(a)	621	38,471
La Jolla Pharmaceutical Co.(a)(b)	861	5,269
Lexicon Pharmaceuticals, Inc.(a)	4,749	37,565
Ligand Pharmaceuticals, Inc.(a)(b)	893	165,518
LogicBio Therapeutics, Inc.(a)	1,052	8,479
MacroGenics, Inc.(a)	3,752	76,691
Madrigal Pharmaceuticals, Inc.(a)	543	64,487
Magenta Therapeutics, Inc.(a)	1,255	11,094
MannKind Corp.(a)	13,102	46,119
Marker Therapeutics, Inc.(a)	1,128	2,166
MediciNova, Inc.(a)	2,910	16,791
MEI Pharma, Inc.(a)	6,633	21,425
MeiraGTx Holdings PLC(a)	1,176	16,852
Mersana Therapeutics, Inc.(a)	3,304	62,974
Metacrine, Inc.(a)	1,284	12,493
Minerva Neurosciences, Inc.(a)	1,952	6,227
Mirati Therapeutics, Inc.(a)	2,761	566,916
Mirum Pharmaceuticals, Inc.(a)	259	4,693
Molecular Templates, Inc.(a)	1,626	18,618
Morphic Holding, Inc.(a)	783	26,356
Mustang Bio, Inc.(a)	3,867	16,125
Myriad Genetics, Inc.(a)	4,824	132,901
NantKwest, Inc.(a)(b)	1,622	30,615
Natera, Inc.(a)	4,869	519,230
Neoleukin Therapeutics, Inc.(a)	1,983	24,986
NeuBase Therapeutics, Inc.(a)	974	8,912
Neurocrine Biosciences, Inc.(a)	5,972	655,427
NextCure, Inc.(a)	869	10,072
Nkarta, Inc.(a)	1,050	41,643
Novavax, Inc.(a)	3,936	869,620
Nurix Therapeutics Inc.(a)	694	25,248
Nymox Pharmaceutical Corp.(a)(b)	2,224	5,315
Oncocyte Corp.(a)	6,834	34,990
Oncorus, Inc.(a)	405	9,011
OPKO Health, Inc.(a)(b)	24,733	133,806
Organogenesis Holdings, Inc.(a)	1,652	17,280
Orgenesis, Inc.(a)	1,020	6,640
ORIC Pharmaceuticals, Inc.(a)	1,364	39,992
Ovid therapeutics, Inc.(a)	2,415	6,786
Oyster Point Pharma, Inc.(a)(b)	393	7,377
Pandion Therapeutics, Inc.(a)	678	12,204
Passage Bio, Inc.(a)	1,525	28,457

Security	Shares	Value

Biotechnology (continued)
PhaseBio Pharmaceuticals, Inc.(a)	571	$2,198
Pieris Pharmaceuticals, Inc.(a)	2,480	6,299
PMV Pharmaceuticals, Inc.(a)	842	28,746
Poseida Therapeutics, Inc.(a)(b)	885	7,700
Praxis Precision Medicines, Inc.(a)	683	34,758
Precigen, Inc.(a)	3,885	33,022
Precision BioSciences, Inc.(a)	2,580	31,270
Prelude Therapeutics, Inc.(a)	568	36,892
Protagonist Therapeutics, Inc.(a)	2,006	41,544
Prothena Corp. PLC(a)	1,951	21,871
PTC Therapeutics, Inc.(a)	4,063	234,923
Puma Biotechnology, Inc.(a)	1,922	22,564
Radius Health, Inc.(a)	2,811	52,566
Rapt Therapeutics, Inc.(a)	701	13,964
REGENXBIO, Inc.(a)	2,115	87,413
Relay Therapeutics, Inc.(a)	1,947	96,532
Replimune Group, Inc.(a)	1,488	57,734
Revolution Medicines, Inc.(a)	2,399	101,094
Rhythm Pharmaceuticals, Inc.(a)	2,091	64,173
Rigel Pharmaceuticals, Inc.(a)	10,638	38,722
Rocket Pharmaceuticals, Inc.(a)(b)	2,143	118,036
Rubius Therapeutics, Inc.(a)(b)	3,108	37,203
Sage Therapeutics, Inc.(a)	3,209	258,806
Sangamo Therapeutics, Inc.(a)	7,150	97,669
Sarepta Therapeutics, Inc.(a)(b)	4,916	439,490
Savara, Inc.(a)	1,819	2,783
Scholar Rock Holding Corp.(a)	1,743	103,987
Selecta Biosciences, Inc.(a)	3,826	15,304
Seres Therapeutics, Inc.(a)	3,300	78,375
Shattuck Labs, Inc.(a)	808	40,085
Soleno Therapeutics, Inc.(a)	2,648	5,190
Solid Biosciences, Inc.(a)	1,699	11,077
Sorrento Therapeutics, Inc.(a)(b)	15,400	194,964
Spectrum Pharmaceuticals, Inc.(a)(b)	8,727	31,330
Spero Therapeutics, Inc.(a)(b)	1,377	24,937
SpringWorks Therapeutics, Inc.(a)	1,483	123,549
Spruce Biosciences, Inc.(a)	432	8,955
SQZ Biotechnologies Co.(a)	278	6,691
Stoke Therapeutics, Inc.(a)	896	54,728
Sutro Biopharma, Inc.(a)	1,808	40,047
Syndax Pharmaceuticals, Inc.(a)	1,735	34,769
Syros Pharmaceuticals, Inc.(a)	2,672	29,245
Taysha Gene Therapies, Inc.(a)	535	13,910
TCR2 Therapeutics, Inc.(a)	1,470	37,823
TG Therapeutics, Inc.(a)	7,530	363,473
Translate Bio, Inc.(a)	4,243	101,323
Travere Therapeutics, Inc.(a)	2,929	73,957
Turning Point Therapeutics, Inc.(a)	2,306	289,380
Twist Bioscience Corp.(a)	2,105	346,357
Tyme Technologies, Inc.(a)	3,461	5,953
Ultragenyx Pharmaceutical, Inc.(a)	4,032	558,795
United Therapeutics Corp.(a)	2,803	459,187
UNITY Biotechnology, Inc.(a)	1,938	11,580
UroGen Pharma Ltd.(a)(b)	1,219	26,903
Vanda Pharmaceuticals, Inc.(a)	3,289	47,164
Vaxart, Inc.(a)(b)	3,214	38,504
Vaxcyte, Inc.(a)(b)	1,175	28,823
VBI Vaccines, Inc.(a)(b)	10,817	35,263
Veracyte, Inc.(a)(b)	3,817	216,424
Verastem, Inc.(a)	14,036	27,370
Vericel Corp.(a)	3,096	127,772
Viela Bio, Inc.(a)(b)	1,334	46,263
Viking Therapeutics, Inc.(a)(b)	3,796	27,749

26	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Vir Biotechnology, Inc.(a)	3,312	$213,756
Voyager Therapeutics, Inc.(a)	1,522	11,491
X4 Pharmaceuticals, Inc.(a)	810	6,326
XBiotech, Inc.(a)(b)	868	16,258
Xencor, Inc.(a)	3,446	157,654
XOMA Corp.(a)	347	12,568
Y-mAbs Therapeutics, Inc.(a)	1,859	78,097
Zentalis Pharmaceuticals, Inc.(a)(b)	1,771	67,953
ZIOPHARM Oncology, Inc.(a)	13,365	49,584

		23,474,744

Building Products — 1.8%
A O Smith Corp.	8,374	454,708
AAON, Inc.	2,561	189,514
Advanced Drainage Systems, Inc.	3,461	285,463
Allegion PLC	5,986	640,562
Alpha Pro Tech Ltd.(a)	711	10,153
American Woodmark Corp.(a)(b)	1,045	90,403
Apogee Enterprises, Inc.	1,618	56,792
Armstrong World Industries, Inc.	3,180	248,708
AZEK Co., Inc.(a)	5,851	233,396
Builders FirstSource, Inc.(a)	12,695	485,584
Caesarstone Ltd.	1,412	17,763
Cornerstone Building Brands, Inc.(a)	2,682	30,521
CSW Industrials, Inc.	850	99,042
Fortune Brands Home & Security, Inc.	8,649	745,976
Gibraltar Industries, Inc.(a)	2,031	182,039
Griffon Corp.	2,699	60,620
Insteel Industries, Inc.	1,155	29,152
JELD-WEN Holding, Inc.(a)	4,262	110,769
Lennox International, Inc.	2,242	617,649
Masonite International Corp.(a)	1,638	162,981
Owens Corning	7,029	545,450
PGT Innovations, Inc.(a)	3,473	71,926
Quanex Building Products Corp.	2,045	44,970
Resideo Technologies, Inc.(a)	9,128	210,857
Simpson Manufacturing Co., Inc.	2,842	261,464
Trex Co., Inc.(a)(b)	7,264	666,617
UFP Industries, Inc.	3,927	211,822

		6,764,901

Capital Markets — 1.8%
Affiliated Managers Group, Inc.	2,776	305,887
Ares Management Corp., Class A	6,409	289,430
Artisan Partners Asset Management, Inc., Class A	3,638	176,079
Assetmark Financial Holdings, Inc.(a)	976	22,468
Associated Capital Group, Inc., Class A	121	3,974
B. Riley Financial, Inc.	1,208	58,226
BGC Partners, Inc., Class A	18,712	66,428
Blucora, Inc.(a)	3,007	49,796
Brightsphere Investment Group, Inc.	3,797	69,599
Carlyle Group, Inc.	7,650	246,865
Cohen & Steers, Inc.	1,537	100,674
Cowen, Inc., Class A	1,693	42,579
Diamond Hill Investment Group, Inc.	188	27,867
Donnelley Financial Solutions, Inc.(a)	1,944	34,778
Eaton Vance Corp.	7,042	472,800
Evercore, Inc., Class A	2,616	285,406
FactSet Research Systems, Inc.	2,397	724,709
Federated Hermes, Inc.	6,312	170,424
Focus Financial Partners, Inc., Class A(a)	1,978	94,113
GAMCO Investors, Inc., Class A	288	5,129
Greenhill & Co., Inc.	761	8,835

Security	Shares	Value

Capital Markets (continued)
Hamilton Lane, Inc., Class A	1,967	$148,253
Houlihan Lokey, Inc.	3,350	217,248
Invesco Ltd.	23,860	491,277
Lazard Ltd., Class A	6,326	260,631
LPL Financial Holdings, Inc.	4,921	533,141
Moelis & Co., Class A	3,289	163,496
Morningstar, Inc.	1,356	311,731
Oppenheimer Holdings, Inc., Class A	592	20,525
Piper Sandler Cos.	1,097	100,189
PJT Partners, Inc., Class A	1,618	111,626
Pzena Investment Management, Inc., Class A	1,161	9,636
Safeguard Scientifics, Inc.(a)	1,114	7,609
Sculptor Capital Management, Inc.(a)	1,201	20,369
SEI Investments Co.	7,297	385,646
Siebert Financial Corp.(a)	466	3,831
Silvercrest Asset Management Group, Inc., Class A	714	10,931
StepStone Group, Inc., Class A(a)	1,123	39,440
Stifel Financial Corp.	6,504	337,037
StoneX Group, Inc.(a)	1,007	53,895
Value Line, Inc.	72	2,218
Virtu Financial, Inc., Class A	4,298	119,355
Virtus Investment Partners, Inc.	455	95,550
Waddell & Reed Financial, Inc., Class A	4,130	104,448
Westwood Holdings Group, Inc.(a)	391	4,629
WisdomTree Investments, Inc.	8,377	44,691

		6,853,468

Chemicals — 2.4%
Advanced Emissions Solutions, Inc.(a)	699	3,544
AdvanSix, Inc.(a)	1,685	35,924
AgroFresh Solutions, Inc.(a)	1,675	3,283
Albemarle Corp.	6,794	1,105,112
American Vanguard Corp.	1,787	29,575
Amyris, Inc.(a)(b)	6,559	61,655
Ashland Global Holdings, Inc.	3,678	294,203
Avient Corp.	5,688	218,590
Axalta Coating Systems Ltd.(a)	13,838	373,488
Balchem Corp.	1,986	212,562
Cabot Corp.	3,938	172,918
CF Industries Holdings, Inc.	13,435	555,940
Chase Corp.	457	45,810
Chemours Co.	10,439	274,963
Element Solutions, Inc.	14,144	240,872
Ferro Corp.(a)	5,108	70,439
FutureFuel Corp.	1,643	21,852
GCP Applied Technologies, Inc.(a)	3,038	75,312
Hawkins, Inc.	579	31,804
HB Fuller Co.	3,582	182,288
Huntsman Corp.	13,050	344,781
Ingevity Corp.(a)	2,583	169,677
Innospec, Inc.	1,522	133,616
Intrepid Potash, Inc.(a)	855	19,434
Koppers Holdings, Inc.(a)	1,316	43,796
Kraton Corp.(a)	1,938	54,419
Kronos Worldwide, Inc.	1,507	21,339
Livent Corp.(a)(b)	9,250	168,535
Marrone Bio Innovations, Inc.(a)	4,139	6,871
Minerals Technologies, Inc.	2,128	131,149
Mosaic Co.	21,755	564,760
NewMarket Corp.	432	169,426
Olin Corp.	9,287	222,052
Orion Engineered Carbons SA(a)	3,632	55,315
PQ Group Holdings, Inc.	2,294	31,611

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Quaker Chemical Corp.	829	$217,306
Rayonier Advanced Materials, Inc.(a)	3,593	24,864
RPM International, Inc.	8,259	681,120
Scotts Miracle-Gro Co.	2,522	558,396
Sensient Technologies Corp.	2,773	195,580
Stepan Co.	1,432	161,358
Trecora Resources(a)	1,690	10,664
Tredegar Corp.	1,634	23,840
Trinseo SA	2,441	124,076
Tronox Holdings PLC, Class A(a)	5,617	86,221
Valvoline, Inc.	12,165	288,797
Westlake Chemical Corp.	2,125	162,478
WR Grace & Co.	3,715	215,544

		8,897,159

Commercial Services & Supplies — 1.3%
ABM Industries, Inc.	4,461	163,897
ACCO Brands Corp.	5,652	45,725
ADT, Inc.	9,607	86,751
Brady Corp., Class A	3,237	148,611
BrightView Holdings, Inc.(a)	2,339	33,167
Brink’s Co.	3,311	225,578
Casella Waste Systems, Inc., Class A(a)	3,349	191,697
CECO Environmental Corp.(a)	2,022	14,012
Cimpress PLC(a)	1,121	102,448
Clean Harbors, Inc.(a)	3,449	267,160
CoreCivic, Inc.(a)	7,393	52,564
Covanta Holding Corp.	7,378	104,399
Deluxe Corp.	2,693	91,266
Ennis, Inc.	1,512	27,518
Harsco Corp.(a)	4,849	80,639
Healthcare Services Group, Inc.	4,648	150,688
Heritage-Crystal Clean, Inc.(a)	944	20,485
Herman Miller, Inc.	3,660	125,355
HNI Corp.	2,677	86,360
IAA, Inc.(a)	8,453	483,004
Interface, Inc.	3,654	36,686
KAR Auction Services, Inc.(a)	8,393	154,935
Kimball International, Inc., Class B	2,253	27,239
Knoll, Inc.	3,156	47,214
Matthews International Corp., Class A	1,886	57,580
McGrath RentCorp	1,604	111,943
Montrose Environmental Group Inc.(a)	608	22,484
MSA Safety, Inc.	2,307	360,169
NL Industries, Inc.	244	1,100
PICO Holdings, Inc.(a)	400	3,440
Pitney Bowes, Inc.	10,832	101,171
Quad/Graphics, Inc.(a)	2,347	10,984
SP Plus Corp.(a)	1,371	39,759
Steelcase, Inc., Class A	5,336	68,995
Stericycle, Inc.(a)	5,771	377,885
Team, Inc.(a)	1,914	18,910
Tetra Tech, Inc.	3,478	422,820
UniFirst Corp.	944	200,883
US Ecology, Inc.(a)	1,832	60,456
Viad Corp.(a)	1,268	43,746
VSE Corp.	593	20,518

		4,690,241

Communications Equipment — 0.8%
Acacia Communications, Inc.(a)	2,651	303,274
ADTRAN, Inc.	2,942	50,602
Applied Optoelectronics, Inc.(a)	1,269	13,972

Security	Shares	Value

Communications Equipment (continued)
CalAmp Corp.(a)	2,231	$22,332
Calix, Inc.(a)	3,563	107,603
Cambium Networks Corp.(a)(b)	369	13,561
Casa Systems, Inc.(a)	2,392	18,442
Ciena Corp.(a)	9,887	527,867
Clearfield, Inc.(a)	706	22,112
CommScope Holding Co., Inc.(a)	12,858	188,884
Comtech Telecommunications Corp.	1,554	33,162
Digi International, Inc.(a)	1,791	33,080
DZS, Inc.(a)	819	12,613
EchoStar Corp., Class A(a)	3,008	62,988
Extreme Networks, Inc.(a)	7,323	59,243
Genasys, Inc.(a)	1,880	13,987
Harmonic, Inc.(a)	5,821	45,171
Infinera Corp.(a)	10,224	100,706
Inseego Corp.(a)(b)	4,213	77,351
KVH Industries, Inc.(a)	1,018	12,735
Lumentum Holdings, Inc.(a)	4,844	454,367
NETGEAR, Inc.(a)	1,829	75,702
NetScout Systems, Inc.(a)	4,698	137,346
PCTEL, Inc.	1,047	7,706
Plantronics, Inc.(a)	2,198	69,721
Resonant, Inc.(a)	2,823	16,006
Ribbon Communications, Inc.(a)	4,176	30,527
ViaSat, Inc.(a)(b)	4,052	176,424
Viavi Solutions, Inc.(a)	14,350	221,708

		2,909,192

Construction & Engineering — 1.2%
AECOM(a)	9,893	495,639
Aegion Corp.(a)	1,843	33,856
Ameresco, Inc., Class A(a)	1,506	84,472
API Group Corp.(a)(d)	8,735	156,444
Arcosa, Inc.	3,025	168,765
Argan, Inc.	893	38,604
Comfort Systems USA, Inc.	2,230	123,609
Concrete Pumping Holdings, Inc.(a)	1,248	6,814
Construction Partners, Inc., Class A(a)	1,606	45,642
Dycom Industries, Inc.(a)	1,911	155,059
EMCOR Group, Inc.	3,410	301,103
Fluor Corp.(a)	9,308	160,935
Granite Construction, Inc.	2,907	86,076
Great Lakes Dredge & Dock Corp.(a)	4,246	57,873
HC2 Holdings, Inc.(a)	3,852	13,443
IES Holdings, Inc.(a)	549	24,969
Jacobs Engineering Group, Inc.	8,040	811,718
MasTec, Inc.(a)(b)	3,691	284,761
Matrix Service Co.(a)	1,644	19,383
MYR Group, Inc.(a)	961	53,441
Northwest Pipe Co.(a)	587	17,757
NV5 Global, Inc.(a)	685	59,821
Primoris Services Corp.	2,951	85,889
Quanta Services, Inc.	8,563	603,435
Sterling Construction Co., Inc.(a)	1,718	35,167
Tutor Perini Corp.(a)	2,453	36,550
Valmont Industries, Inc.	1,366	263,529
WillScot Mobile Mini Holdings Corp.(a)	9,985	236,744

		4,461,498

Construction Materials — 0.1%
Eagle Materials, Inc.(a)	2,592	285,198
Forterra, Inc.(a)	1,726	31,586
Summit Materials, Inc., Class A(a)	7,601	156,049

28	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction Materials (continued)
United States Lime & Minerals, Inc.	103	$12,463
US Concrete, Inc.(a)	974	43,138

		528,434

Consumer Finance — 0.8%
Ally Financial, Inc.	24,130	913,079
Atlanticus Holdings Corp.(a)	357	9,186
Credit Acceptance Corp.(a)(b)	616	237,634
Curo Group Holdings Corp.	1,262	18,337
Encore Capital Group, Inc.(a)	1,941	57,648
Enova International, Inc.(a)(b)	2,122	47,957
Ezcorp, Inc., Class A(a)	3,073	13,798
FirstCash, Inc.	2,728	160,625
Green Dot Corp., Class A(a)	3,218	161,640
LendingClub Corp.(a)	4,417	47,924
LendingTree, Inc.(a)(b)	703	228,841
Navient Corp.	11,717	131,875
Nelnet, Inc., Class A	1,052	72,367
OneMain Holdings, Inc.	4,054	188,754
Oportun Financial Corp.(a)	1,105	17,691
PRA Group, Inc.(a)	2,841	93,668
PROG Holdings, Inc.	4,358	205,610
Regional Management Corp.	498	14,093
Santander Consumer USA Holdings, Inc.(a)	4,785	105,748
SLM Corp.	23,451	325,500
World Acceptance Corp.(a)	292	41,879

		3,093,854

Containers & Packaging — 1.3%
AptarGroup, Inc.	4,081	542,651
Ardagh Group SA	1,258	21,386
Avery Dennison Corp.	5,339	805,495
Berry Global Group, Inc.(a)	8,647	426,902
Crown Holdings, Inc.(a)	8,348	752,572
Graphic Packaging Holding Co.	17,063	267,207
Greif, Inc., Class A	1,501	67,785
Greif, Inc., Class B	451	20,611
Myers Industries, Inc.	2,130	42,707
O-I Glass, Inc.(a)	9,697	122,570
Packaging Corp. of America	6,014	808,642
Pactiv Evergreen, Inc.(a)	2,709	38,278
Ranpak Holdings Corp.(a)	1,645	28,524
Sealed Air Corp.	10,120	427,772
Silgan Holdings, Inc.	4,930	179,600
Sonoco Products Co.	6,422	371,898
UFP Technologies, Inc.(a)	418	19,232

		4,943,832

Distributors — 0.3%
Core-Mark Holding Co., Inc.	2,807	86,091
Funko, Inc., Class A(a)	1,598	19,096
Greenlane Holdings, Inc., Class A(a)	193	853
Pool Corp.	2,484	879,783
Weyco Group, Inc.	539	9,303

		995,126

Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc.(a)	3,224	124,414
American Public Education, Inc.(a)	1,202	34,594
Aspen Group Inc/CO(a)	1,045	9,880
Bright Horizons Family Solutions, Inc.(a)	3,884	590,251
Carriage Services, Inc.	1,056	34,975
Chegg, Inc.(a)(b)	7,834	746,267
Collectors Universe, Inc.	599	54,695

Security	Shares	Value

Diversified Consumer Services (continued)
Franchise Group, Inc.	1,405	$50,973
frontdoor, Inc.(a)	5,357	294,849
Graham Holdings Co., Class B	234	132,938
Grand Canyon Education, Inc.(a)	3,049	258,982
H&R Block, Inc.	12,632	217,649
Houghton Mifflin Harcourt Co.(a)	7,048	34,747
Laureate Education, Inc., Class A(a)	6,690	87,037
OneSpaWorld Holdings Ltd.(a)	2,857	27,113
Perdoceo Education Corp.(a)	4,266	50,467
Regis Corp.(a)(b)	1,614	15,317
Service Corp. International	10,922	550,796
Strategic Education, Inc.	1,629	143,955
Stride, Inc.(a)	2,502	64,426
Terminix Global Holdings, Inc.(a)	8,589	409,524
Universal Technical Institute, Inc.(a)	1,669	10,148
Vivint Smart Home, Inc.(a)	4,851	91,635
WW International, Inc.(a)(b)	2,876	76,387

		4,112,019

Diversified Financial Services — 0.3%
Alerus Financial Corp.	903	21,726
A-Mark Precious Metals, Inc.	279	7,974
Banco Latinoamericano de Comercio Exterior SA, Class E	1,922	29,291
Cannae Holdings, Inc.(a)	5,365	203,816
GWG Holdings, Inc.(a)(b)	159	1,157
Jefferies Financial Group, Inc.	13,648	318,681
Marlin Business Services Corp.	464	6,612
SWK Holdings Corp.(a)	357	4,859
Voya Financial, Inc.	8,293	459,930

		1,054,046

Diversified Telecommunication Services — 0.3%
Alaska Communications Systems Group, Inc.(a)	3,280	10,758
Anterix, Inc.(a)	784	28,444
ATN International, Inc.	687	29,665
Bandwidth, Inc., Class A(a)(b)	1,275	227,128
Cincinnati Bell, Inc.(a)	2,925	44,577
Cogent Communications Holdings, Inc.	2,644	150,576
Consolidated Communications Holdings, Inc.(a)	4,694	28,657
IDT Corp., Class B(a)	1,772	24,861
Iridium Communications, Inc.(a)	7,340	361,642
Liberty Latin America Ltd., Class A(a)	2,582	26,052
Liberty Latin America Ltd., Class C(a)	9,913	98,040
Ooma, Inc.(a)	1,323	17,821
ORBCOMM, Inc.(a)	5,708	42,753
Vonage Holdings Corp.(a)	15,209	189,808

		1,280,782

Electric Utilities — 1.1%
ALLETE, Inc.	3,252	204,356
Genie Energy Ltd., Class B	578	4,266
Hawaiian Electric Industries, Inc.	7,048	233,007
IDACORP, Inc.	3,342	295,098
MGE Energy, Inc.	2,419	154,042
NRG Energy, Inc.	15,543	643,636
OGE Energy Corp.	12,966	395,722
Otter Tail Corp.	2,622	104,067
PG&E Corp.(a)	85,029	971,881
Pinnacle West Capital Corp.	7,276	547,519
PNM Resources, Inc.	5,464	265,113

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Portland General Electric Co.	5,609	$237,205
Spark Energy, Inc., Class A	861	9,445

		4,065,357

Electrical Equipment — 1.9%
Acuity Brands, Inc.	2,472	297,233
Allied Motion Technologies, Inc.	430	19,458
American Superconductor Corp.(a)	1,537	37,995
Array Technologies, Inc.(a)	3,385	137,973
Atkore International Group, Inc.(a)	3,134	139,024
AZZ, Inc.	1,632	77,667
Bloom Energy Corp., Class A(a)	5,813	202,932
Encore Wire Corp.	1,253	72,361
EnerSys	2,925	240,523
FuelCell Energy, Inc.(a)	18,621	386,572
Generac Holdings, Inc.(a)	3,940	970,895
GrafTech International Ltd.	4,328	41,982
Hubbell, Inc.	3,559	553,780
LSI Industries, Inc.	1,465	14,071
nVent Electric PLC	9,774	218,742
Orion Energy Systems, Inc.(a)	1,574	15,409
Plug Power, Inc.(a)	25,470	1,608,940
Powell Industries, Inc.	551	15,797
Preformed Line Products Co.	205	13,179
Regal Beloit Corp.	2,628	329,761
Sensata Technologies Holding PLC(a)	9,720	529,740
Sunrun, Inc.(a)	9,643	667,971
Thermon Group Holdings, Inc.(a)	1,933	28,203
TPI Composites, Inc.(a)	2,051	122,875
Ultralife Corp.(a)	647	3,798
Vertiv Holdings Co.	13,735	276,348
Vicor Corp.(a)	1,208	104,540

		7,127,769

Electronic Equipment, Instruments & Components — 2.3%
Akoustis Technologies, Inc.(a)(b)	1,978	29,828
Arlo Technologies, Inc.(a)	4,912	41,310
Arrow Electronics, Inc.(a)	4,707	459,544
Avnet, Inc.	6,141	216,839
Badger Meter, Inc.	1,974	181,036
Bel Fuse, Inc., Class B	719	10,483
Belden, Inc.	3,179	150,176
Benchmark Electronics, Inc.	2,251	57,018
Cognex Corp.	10,836	889,961
Coherent, Inc.(a)	1,513	303,871
CTS Corp.	1,965	59,933
Daktronics, Inc.(a)	2,403	11,534
Dolby Laboratories, Inc., Class A	4,151	365,413
ePlus, Inc.(a)(b)	818	68,745
Fabrinet(a)	2,477	195,534
FARO Technologies, Inc.(a)(b)	1,138	80,309
FLIR Systems, Inc.	8,459	440,291
II-VI, Inc.(a)(b)	6,418	539,561
Insight Enterprises, Inc.(a)	2,149	163,539
Intellicheck, Inc.(a)	926	10,723
Iteris, Inc.(a)	2,183	14,211
Itron, Inc.(a)	2,624	225,716
Jabil, Inc.	9,581	396,366
Kimball Electronics, Inc.(a)	1,481	28,391
Knowles Corp.(a)	6,553	126,407
Littelfuse, Inc.	1,479	359,944
Luna Innovations, Inc.(a)	1,652	17,561
Methode Electronics, Inc.	2,268	85,617
MTS Systems Corp.(a)	1,391	81,429

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Napco Security Technologies, Inc.(a)	758	$19,647
National Instruments Corp.	8,409	348,133
nLight, Inc.(a)	2,159	68,397
Novanta, Inc.(a)	2,132	266,329
OSI Systems, Inc.(a)	1,088	97,942
PAR Technology Corp.(a)(b)	1,162	72,346
PC Connection, Inc.	673	33,038
Plexus Corp.(a)	1,803	138,687
Powerfleet, Inc.(a)	1,550	11,005
Research Frontiers, Inc.(a)	1,490	6,042
Rogers Corp.(a)	1,157	180,573
Sanmina Corp.(a)	4,201	130,651
ScanSource, Inc.(a)	1,486	35,946
SYNNEX Corp.	2,601	212,294
Trimble, Inc.(a)	16,050	1,057,856
TTM Technologies, Inc.(a)	6,140	82,337
Vishay Intertechnology, Inc.	9,226	198,820
Vishay Precision Group, Inc.(a)	757	24,216
Wrap Technologies, Inc.(a)(b)	783	4,353

		8,599,902

Energy Equipment & Services — 0.4%
Archrock, Inc.	8,171	72,477
Aspen Aerogels, Inc.(a)	1,141	22,888
Bristow Group, Inc.(a)	470	11,379
Cactus, Inc., Class A	2,987	78,259
ChampionX Corp.(a)	11,582	177,089
DMC Global, Inc.(a)(b)	929	53,111
Dril-Quip, Inc.(a)	2,143	64,547
Exterran Corp.(a)	1,875	8,100
Frank’s International NV(a)	9,182	25,526
Helix Energy Solutions Group, Inc.(a)	9,371	38,608
Helmerich & Payne, Inc.	7,334	178,069
Liberty Oilfield Services, Inc., Class A(a)	4,692	56,398
Nabors Industries Ltd.(a)	326	23,283
National Energy Services Reunited Corp.(a)	1,224	13,195
Newpark Resources, Inc.(a)	5,916	14,139
NexTier Oilfield Solutions, Inc.(a)	9,659	32,068
NOV, Inc.(a)	25,471	315,331
Oceaneering International, Inc.(a)	5,828	49,247
Oil States International, Inc.(a)	4,122	23,083
Patterson-UTI Energy, Inc.	11,786	72,484
ProPetro Holding Corp.(a)	4,779	38,184
RPC, Inc.(a)	3,965	17,684
Select Energy Services, Inc., Class A(a)	3,726	18,705
Solaris Oilfield Infrastructure, Inc., Class A	2,026	18,437
Tidewater, Inc.(a)	1,952	18,524
Transocean Ltd.(a)	39,345	132,199
U.S. Silica Holdings, Inc.(a)	5,349	43,541

		1,616,555

Entertainment — 0.4%
AMC Entertainment Holdings, Inc., Class A(a)(b)	5,723	75,887
Cinemark Holdings, Inc.(a)	6,641	134,414
Eros STX Global Corp.(a)(b)	8,797	16,714
Gaia, Inc.(a)(b)	903	8,253
Glu Mobile, Inc.(a)(b)	9,065	79,863
IMAX Corp.(a)	3,085	58,307
Lions Gate Entertainment Corp., Class A(a)(b)	3,446	48,210
Lions Gate Entertainment Corp., Class B(a)	7,535	93,133
LiveXLive Media, Inc.(a)	2,895	11,030
Madison Square Garden Entertainment Corp.(a)	1,157	102,684
Madison Square Garden Sports Corp.(a)	1,188	192,325
Marcus Corp.(a)	1,514	26,646

30	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
World Wrestling Entertainment, Inc., Class A	3,119	$175,693
Zynga, Inc., Class A(a)	55,950	554,464

		1,577,623

Equity Real Estate Investment Trusts (REITs) — 6.8%
Acadia Realty Trust(a)	5,254	76,183
Agree Realty Corp.	3,328	210,330
Alexander & Baldwin, Inc.(a)	4,473	67,632
Alexander’s, Inc.	134	35,805
Alpine Income Property Trust, Inc.	394	6,075
American Assets Trust, Inc.	3,206	88,582
American Campus Communities, Inc.	8,603	354,099
American Finance Trust, Inc.	6,788	49,417
American Homes Rent, Class A	17,042	515,180
Americold Realty Trust	13,286	463,814
Apartment Income REIT Corp.(a)	9,375	363,469
Apartment Investment and Management Co., Class A	9,101	41,774
Apple Hospitality REIT, Inc.(a)	14,440	180,211
Armada Hoffler Properties, Inc.	3,407	36,625
Bluerock Residential Growth REIT, Inc.	1,532	16,025
Brandywine Realty Trust	10,493	115,423
Brixmor Property Group, Inc.	18,566	314,322
Broadstone Net Lease, Inc., Class A	2,057	37,088
BRT Apartments Corp.	862	12,051
Camden Property Trust	6,204	633,739
CareTrust REIT, Inc.	5,738	128,875
Catchmark Timber Trust, Inc., Class A	2,829	25,800
Centerspace	810	56,651
Chatham Lodging Trust(a)	2,888	30,930
CIM Commercial Trust Corp.	546	7,639
City Office REIT, Inc.	2,726	25,679
Clipper Realty, Inc.	722	5,061
Colony Capital, Inc.(a)	29,907	148,339
Columbia Property Trust, Inc.	7,383	100,409
Community Healthcare Trust, Inc.	1,338	59,835
CorEnergy Infrastructure Trust, Inc.	617	5,559
CorePoint Lodging, Inc.(a)	2,385	16,242
CoreSite Realty Corp.	2,614	351,426
Corporate Office Properties Trust	7,025	184,547
Cousins Properties, Inc.	9,765	307,988
CTO Realty Growth, Inc.	298	12,555
CubeSmart	12,074	420,658
CyrusOne, Inc.	7,744	564,925
DiamondRock Hospitality Co.(a)	12,398	101,664
Diversified Healthcare Trust	14,773	59,387
Douglas Emmett, Inc.	10,931	302,898
Easterly Government Properties, Inc.	5,439	119,386
EastGroup Properties, Inc.	2,409	325,552
Empire State Realty Trust, Inc., Class A(a)	8,968	88,424
EPR Properties(a)	4,698	186,229
Equity Commonwealth	7,824	223,062
Equity LifeStyle Properties, Inc.	11,379	692,298
Essential Properties Realty Trust, Inc.	6,780	141,160
Farmland Partners, Inc.	1,418	14,620
Federal Realty Investment Trust	4,938	432,371
First Industrial Realty Trust, Inc.	8,096	329,021
Four Corners Property Trust, Inc.	4,443	117,117
Franklin Street Properties Corp.	6,638	27,282
Gaming and Leisure Properties, Inc.	13,789	567,142
Geo Group, Inc.	7,298	65,244
Getty Realty Corp.	2,140	56,860
Gladstone Commercial Corp.	2,218	39,281

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Gladstone Land Corp.	1,751	$27,561
Global Medical REIT, Inc.	2,635	33,043
Global Net Lease, Inc.	5,610	90,377
Healthcare Realty Trust, Inc.	9,074	272,311
Healthcare Trust of America, Inc., Class A	14,217	401,630
Hersha Hospitality Trust(a)	1,865	14,249
Highwoods Properties, Inc.	6,468	242,485
Hudson Pacific Properties, Inc.	10,182	238,666
Independence Realty Trust, Inc.	5,775	76,692
Industrial Logistics Properties Trust	3,980	84,416
Innovative Industrial Properties, Inc.	1,444	270,201
Iron Mountain, Inc.	18,584	625,723
iStar, Inc.	4,492	68,189
JBG SMITH Properties	8,024	239,597
Kilroy Realty Corp.	7,535	426,707
Kimco Realty Corp.	26,861	443,475
Kite Realty Group Trust	5,152	82,123
Lamar Advertising Co., Class A	5,483	442,917
Lexington Realty Trust	16,997	174,219
Life Storage, Inc.	4,749	387,423
LTC Properties, Inc.	2,941	113,640
Macerich Co.(b)	9,340	146,638
Mack-Cali Realty Corp.(a)	5,450	69,379
Medical Properties Trust, Inc.	35,431	747,948
Monmouth Real Estate Investment Corp.	5,829	101,017
National Health Investors, Inc.	2,998	194,390
National Retail Properties, Inc.	11,404	444,756
National Storage Affiliates Trust	3,885	141,958
NETSTREIT Corp.	1,238	21,331
New Senior Investment Group, Inc.	5,000	26,500
NexPoint Residential Trust, Inc.	1,336	52,732
Office Properties Income Trust	3,079	71,248
Omega Healthcare Investors, Inc.	14,742	533,955
One Liberty Properties, Inc.	899	18,016
Outfront Media, Inc.(a)	8,971	163,541
Paramount Group, Inc.	12,038	107,018
Park Hotels & Resorts, Inc.(a)	14,795	246,781
Pebblebrook Hotel Trust(b)	8,133	149,485
Physicians Realty Trust	13,015	229,454
Piedmont Office Realty Trust, Inc., Class A	7,808	120,087
Plymouth Industrial REIT, Inc.	1,729	25,313
PotlatchDeltic Corp.	4,084	195,052
Preferred Apartment Communities, Inc., Class A	2,917	20,973
PS Business Parks, Inc., Class A	1,354	184,306
QTS Realty Trust, Inc., Class A	4,290	279,279
Rayonier, Inc.	8,268	254,241
Regency Centers Corp.	10,956	516,904
Retail Opportunity Investments Corp.(a)	7,336	103,364
Retail Properties of America, Inc., Class A	13,335	122,815
Retail Value, Inc.	1,169	18,248
Rexford Industrial Realty, Inc.	8,165	399,595
RLJ Lodging Trust	10,207	131,772
RPT Realty(a)	4,726	43,716
Ryman Hospitality Properties, Inc.(a)	3,301	214,070
Sabra Health Care REIT, Inc.	13,859	232,693
Safehold, Inc.	1,224	90,062
Saul Centers, Inc.	846	25,321
Seritage Growth Properties, Class A(a)	2,113	37,633
Service Properties Trust	10,389	110,227
SITE Centers Corp.	9,519	105,566
SL Green Realty Corp.	4,580	309,058
Spirit Realty Capital, Inc.	6,902	266,141

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
STAG Industrial, Inc.	9,822	$292,696
STORE Capital Corp.	15,176	470,760
Summit Hotel Properties, Inc.(a)	6,379	51,670
Sunstone Hotel Investors, Inc.(a)	13,349	142,834
Tanger Factory Outlet Centers, Inc.(b)	5,794	89,401
Terreno Realty Corp.	4,159	235,316
UMH Properties, Inc.	2,256	33,163
Uniti Group, Inc.	12,094	148,877
Universal Health Realty Income Trust	806	48,102
Urban Edge Properties	7,200	99,288
Urstadt Biddle Properties, Inc., Class A	1,858	25,696
VEREIT Inc.	14,452	509,144
VICI Properties, Inc.	34,708	877,418
Washington Real Estate Investment Trust	5,119	112,311
Weingarten Realty Investors	7,665	172,539
Whitestone REIT	2,346	18,299
Xenia Hotels & Resorts, Inc.(a)	7,202	104,213

		25,419,914

Food & Staples Retailing — 0.7%
Albertsons Cos., Inc., Class A(b)	2,836	49,261
Andersons, Inc.	1,902	43,746
BJ’s Wholesale Club Holdings, Inc.(a)	8,634	363,232
Casey’s General Stores, Inc.	2,320	434,954
Chefs’ Warehouse, Inc.(a)	1,882	51,360
Grocery Outlet Holding Corp.(a)	4,692	200,301
HF Foods Group, Inc.(a)	2,066	16,177
Ingles Markets, Inc., Class A	866	41,187
Natural Grocers by Vitamin Cottage, Inc.	452	7,526
Performance Food Group Co.(a)	8,463	396,745
PriceSmart, Inc.	1,412	132,559
Rite Aid Corp.(a)(b)	3,444	90,543
SpartanNash Co.	2,238	41,448
Sprouts Farmers Market, Inc.(a)	7,875	178,369
United Natural Foods, Inc.(a)(b)	3,381	91,557
US Foods Holding Corp.(a)	14,251	441,638
Village Super Market, Inc., Class A	548	11,546
Weis Markets, Inc.	574	28,287

		2,620,436

Food Products — 1.5%
Alico, Inc.	312	9,266
B&G Foods, Inc.(b)	4,389	167,133
Beyond Meat, Inc.(a)	3,398	605,116
Bridgford Foods Corp.(a)	72	1,206
Bunge Ltd.	8,801	575,937
Calavo Growers, Inc.	1,051	80,034
Cal-Maine Foods, Inc.(a)(b)	2,213	84,846
Darling Ingredients, Inc.(a)	10,069	624,379
Farmer Bros Co.(a)	808	4,234
Flowers Foods, Inc.	12,248	281,214
Fresh Del Monte Produce, Inc.	1,941	47,496
Freshpet, Inc.(a)	2,452	341,588
Hain Celestial Group, Inc.(a)	5,285	219,777
Hostess Brands, Inc.(a)	9,233	141,727
Ingredion, Inc.	4,309	325,200
J&J Snack Foods Corp.	942	143,806
John B Sanfilippo & Son, Inc.	544	43,754
Laird Superfood, Inc.(a)	177	7,671
Lamb Weston Holdings, Inc.	9,418	703,525
Lancaster Colony Corp.	1,171	204,433
Landec Corp.(a)	1,554	16,566
Limoneira Co.	1,018	16,257
Mission Produce, Inc.(a)	505	9,711

Security	Shares	Value

Food Products (continued)
Pilgrim’s Pride Corp.(a)	3,269	$63,353
Post Holdings, Inc.(a)	4,173	395,809
Sanderson Farms, Inc.	1,257	171,191
Seaboard Corp.	16	50,339
Seneca Foods Corp., Class A(a)	468	16,965
Simply Good Foods Co.(a)	5,301	151,291
Tootsie Roll Industries, Inc.	940	37,205
TreeHouse Foods, Inc.(a)(b)	3,522	148,734
Vital Farms, Inc.(a)(b)	623	15,407

		5,705,170

Gas Utilities — 0.6%
Brookfield Infrastructure Corp., Class A	2,099	140,801
Chesapeake Utilities Corp.	998	101,227
National Fuel Gas Co.	5,449	219,377
New Jersey Resources Corp.	5,939	207,924
Northwest Natural Holding Co.	1,895	88,516
ONE Gas, Inc.	3,523	257,637
RGC Resources, Inc.	489	11,007
South Jersey Industries, Inc.	6,274	144,929
Southwest Gas Holdings, Inc.(a)	3,714	222,692
Spire, Inc.	3,390	207,434
UGI Corp.	13,383	481,654

		2,083,198

Health Care Equipment & Supplies — 2.7%
Accelerate Diagnostics, Inc.(a)(b)	2,013	20,653
Accuray, Inc.(a)	6,238	30,816
Acutus Medical, Inc.(a)	661	17,113
Alphatec Holdings, Inc.(a)	3,322	49,431
AngioDynamics, Inc.(a)	2,214	41,490
Antares Pharma, Inc.(a)	10,470	45,859
Apyx Medical Corp.(a)	1,737	16,137
Aspira Women’s Health, Inc.(a)(b)	4,790	42,727
AtriCure, Inc.(a)	2,758	160,598
Atrion Corp.	88	57,329
Avanos Medical, Inc.(a)	3,195	144,733
Axogen, Inc.(a)	2,138	37,094
Axonics Modulation Technologies, Inc.(a)	1,899	98,178
Bellerophon Therapeutics, Inc.(a)	363	2,512
Beyond Air, Inc.(a)	765	4,529
BioLife Solutions, Inc.(a)	800	30,336
BioSig Technologies, Inc.(a)(b)	1,220	5,405
Cantel Medical Corp.(a)	2,516	198,689
Cardiovascular Systems, Inc.(a)	2,403	108,111
Cerus Corp.(a)	10,182	67,099
Chembio Diagnostics, Inc.(a)	1,405	9,259
Co-Diagnostics, Inc.(a)(b)	1,693	21,738
CONMED Corp.	1,802	201,644
CryoLife, Inc.(a)	2,188	52,359
CryoPort, Inc.(a)	2,345	159,929
Cutera, Inc.(a)	1,052	25,469
CytoSorbents Corp.(a)	2,566	26,917
Eargo, Inc.(a)	464	24,397
Electromed, Inc.(a)	407	4,046
Envista Holdings Corp.(a)(b)	10,337	367,377
FONAR Corp.(a)	389	6,932
GenMark Diagnostics, Inc.(a)	4,419	61,026
Glaukos Corp.(a)	2,658	235,738
Globus Medical, Inc., Class A(a)	4,985	307,525
Haemonetics Corp.(a)	3,248	371,214
Heska Corp.(a)	433	72,467
Hill-Rom Holdings, Inc.	4,246	407,786
ICU Medical, Inc.(a)	1,219	249,261

32	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Inari Medical, Inc.(a)	476	$45,420
Inogen, Inc.(a)	1,153	56,416
Integer Holdings Corp.(a)	2,202	162,508
Integra LifeSciences Holdings Corp.(a)	4,471	295,265
Intersect ENT, Inc.(a)	2,040	45,839
IntriCon Corp.(a)	550	10,082
Invacare Corp.(a)	2,062	19,300
iRadimed Corp.(a)	385	9,525
iRhythm Technologies, Inc.(a)	1,826	307,535
Lantheus Holdings, Inc.(a)(b)	4,093	66,593
LeMaitre Vascular, Inc.	1,029	49,454
LENSAR, Inc.(a)	530	3,705
LivaNova PLC(a)	3,212	202,035
Meridian Bioscience, Inc.(a)	2,676	59,140
Merit Medical Systems, Inc.(a)	3,574	193,532
Mesa Laboratories, Inc.	291	80,648
Milestone Scientific Inc.(a)	2,024	5,708
Misonix, Inc.(a)	828	11,393
Natus Medical, Inc.(a)	2,112	51,469
Nemaura Medical, Inc.(a)	408	1,734
Neogen Corp.(a)	3,423	276,818
Nevro Corp.(a)	2,188	353,997
Novocure Ltd.(a)	6,480	1,043,021
NuVasive, Inc.(a)	3,456	185,725
OraSure Technologies, Inc.(a)	4,505	68,611
Orthofix Medical, Inc.(a)	1,207	48,775
OrthoPediatrics Corp.(a)(b)	862	39,807
Outset Medical, Inc.(a)	598	30,994
PAVmed, Inc.(a)	2,075	4,254
Penumbra, Inc.(a)(b)	2,107	550,117
Pulmonx Corp.(a)	696	39,477
Pulse Biosciences, Inc.(a)	886	30,257
Quidel Corp.(a)	2,391	600,069
Quotient Ltd.(a)	4,416	26,761
Repro-Med Systems, Inc.(a)	1,806	7,296
Retractable Technologies Inc.(a)(b)	781	12,566
Rockwell Medical, Inc.(a)	3,392	4,070
SeaSpine Holdings Corp.(a)	1,698	27,609
Shockwave Medical, Inc.(a)(b)	1,775	205,971
SI-BONE, Inc.(a)	1,936	56,686
Sientra, Inc.(a)	2,928	13,732
Silk Road Medical, Inc.(a)	1,672	91,174
Soliton, Inc.(a)	296	3,215
STAAR Surgical Co.(a)	2,852	292,558
Stereotaxis, Inc.(a)	2,517	12,107
Surgalign Holdings, Inc.(a)	4,032	6,774
Surmodics, Inc.(a)	812	36,946
Tactile Systems Technology, Inc.(a)(b)	1,137	62,023
Tandem Diabetes Care, Inc.(a)	3,964	367,265
Tela Bio Inc.(a)	490	7,007
TransMedics Group, Inc.(a)	1,708	38,908
Utah Medical Products, Inc.	201	17,421
Vapotherm, Inc.(a)	1,214	41,944
Varex Imaging Corp.(a)	2,357	45,632
Venus Concept, Inc.(a)	1,138	2,162
ViewRay, Inc.(a)	7,382	32,776
VolitionRX Ltd.(a)	1,343	6,191
Zynex, Inc.(a)(b)	1,149	20,762

		10,172,702

Health Care Providers & Services — 2.3%
1Life Healthcare, Inc.(a)	5,170	261,602
Acadia Healthcare Co., Inc.(a)	5,733	290,548

Security	Shares	Value

Health Care Providers & Services (continued)
AdaptHealth Corp.(a)	1,615	$61,806
Addus HomeCare Corp.(a)	943	106,135
Amedisys, Inc.(a)	2,048	588,411
AMN Healthcare Services, Inc.(a)	3,074	221,697
Apollo Medical Holdings, Inc.(a)	1,269	27,918
Avalon GloboCare Corp.(a)	905	1,122
Biodesix, Inc.(a)	525	12,695
BioTelemetry, Inc.(a)	2,389	170,718
Brookdale Senior Living, Inc.(a)	11,725	57,921
Castle Biosciences, Inc.(a)	722	48,251
Chemed Corp.	987	511,167
Community Health Systems, Inc.(a)	5,277	49,182
CorVel Corp.(a)	547	54,055
Covetrus, Inc.(a)(b)	7,487	255,082
Cross Country Healthcare, Inc.(a)	2,184	19,132
Encompass Health Corp.	6,407	515,123
Ensign Group, Inc.	3,179	248,852
Enzo Biochem, Inc.(a)	2,477	6,985
Exagen, Inc.(a)	175	2,748
Five Star Senior Living, Inc.(a)	1,163	8,408
Fulgent Genetics, Inc.(a)(b)	803	88,723
Guardant Health, Inc.(a)	5,312	826,016
Hanger, Inc.(a)	2,273	46,574
HealthEquity, Inc.(a)	4,848	405,050
InfuSystem Holdings, Inc.(a)	826	14,554
Joint Corp.(a)	878	28,561
LHC Group, Inc.(a)	1,907	379,913
Magellan Health, Inc.(a)	1,483	139,372
MEDNAX, Inc.(a)	4,905	133,759
ModivCare, Inc.(a)	747	118,452
Molina Healthcare, Inc.(a)	3,776	806,591
National HealthCare Corp.	771	49,383
National Research Corp.(a)	840	38,052
Ontrak, Inc.(a)	495	39,249
Option Care Health, Inc.(a)	2,872	53,075
Owens & Minor, Inc.	4,785	139,148
Patterson Cos., Inc.	5,284	167,397
Pennant Group, Inc.(a)	1,614	86,785
PetIQ, Inc.(a)	1,302	45,127
Premier, Inc., Class A	7,716	261,341
Progenity Inc.(a)(b)	323	2,222
Progyny, Inc.(a)	1,654	77,358
R1 RCM, Inc.(a)	7,315	184,557
RadNet, Inc.(a)	2,691	48,196
Select Medical Holdings Corp.(a)	6,760	173,732
Sharps Compliance Corp.(a)	815	10,774
Surgery Partners, Inc.(a)	1,440	53,683
Tenet Healthcare Corp.(a)	6,751	319,120
Tivity Health, Inc.(a)	2,680	60,434
Triple-S Management Corp., Class B(a)	1,500	35,145
U.S. Physical Therapy, Inc.(a)	788	94,828
Viemed Healthcare, Inc.(a)	1,961	16,453

		8,463,182

Health Care Technology — 0.7%
Accolade, Inc.(a)(b)	1,000	50,690
Allscripts Healthcare Solutions, Inc.(a)	10,326	170,379
American Well Corp., Class A(a)	2,794	98,935
Change Healthcare, Inc.(a)	15,768	376,224
Computer Programs & Systems, Inc.(a)	811	24,963
Evolent Health, Inc., Class A(a)	4,797	81,885
Health Catalyst, Inc.(a)	2,300	114,264
HealthStream, Inc.(a)	1,503	34,990

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
HMS Holdings Corp.(a)	5,478	$201,700
Icad, Inc.(a)	1,147	17,423
Inovalon Holdings, Inc., Class A(a)	4,631	112,996
Inspire Medical Systems, Inc.(a)(b)	1,688	340,149
NantHealth, Inc.(a)(b)	1,522	6,423
NextGen Healthcare, Inc.(a)	3,451	68,261
Omnicell, Inc.(a)	2,743	323,125
OptimizeRx Corp.(a)(b)	918	41,438
Phreesia, Inc.(a)	2,233	145,793
Schrodinger, Inc./United States(a)	1,951	176,234
Simulations Plus, Inc.	892	70,593
Tabula Rasa HealthCare, Inc.(a)(b)	1,272	72,237
Vocera Communications, Inc.(a)	1,986	87,285

		2,615,987

Hotels, Restaurants & Leisure — 2.6%
Accel Entertainment, Inc.(a)	2,689	25,895
Aramark	14,820	508,178
Bally’s Corp.(a)	1,095	57,466
Biglari Holdings, Inc., Class B(a)	80	9,179
BJ’s Restaurants, Inc.(a)	1,437	67,165
Bloomin’ Brands, Inc.(a)	5,496	115,801
Bluegreen Vacations Corp.	220	1,701
Bluegreen Vacations Holding Corp.(a)	614	8,037
Boyd Gaming Corp.(a)	5,031	227,200
Brinker International, Inc.(a)	2,789	164,216
Caesars Entertainment, Inc.(a)	11,561	813,779
Carrols Restaurant Group, Inc.(a)	2,399	14,730
Century Casinos, Inc.(a)	1,954	13,580
Cheesecake Factory, Inc.(a)	2,942	132,302
Choice Hotels International, Inc.(a)	2,264	227,849
Churchill Downs, Inc.	2,389	447,818
Chuy’s Holdings, Inc.(a)	1,215	42,622
Cracker Barrel Old Country Store, Inc.(a)	1,575	213,113
Dave & Buster’s Entertainment, Inc.(a)	3,060	104,101
Del Taco Restaurants, Inc.(a)	1,896	18,240
Denny’s Corp.(a)	3,798	59,743
Dine Brands Global, Inc.(a)	984	67,660
El Pollo Loco Holdings, Inc.(a)	1,165	23,708
Everi Holdings, Inc.(a)	5,075	66,381
Extended Stay America, Inc.	11,011	161,641
Fiesta Restaurant Group, Inc.(a)	1,171	17,635
GAN Ltd.(a)	1,447	34,164
Golden Entertainment, Inc.(a)	968	16,456
Hilton Grand Vacations, Inc.(a)	5,353	159,091
Hyatt Hotels Corp., Class A(a)	2,322	152,463
International Game Technology PLC(a)	6,171	99,415
Jack in the Box, Inc.	1,395	131,325
Kura Sushi USA, Inc., Class A(a)	244	5,527
Lindblad Expeditions Holdings, Inc.(a)	1,519	23,848
Marriott Vacations Worldwide Corp.(a)	2,551	313,161
Monarch Casino & Resort, Inc.(a)(b)	932	49,256
Nathan’s Famous, Inc.	139	7,716
Noodles & Co.(a)	2,074	17,567
Norwegian Cruise Line Holdings Ltd.(a)(b)	20,493	464,166
Papa John’s International, Inc.	2,196	224,607
Penn National Gaming, Inc.(a)	9,985	1,035,644
Planet Fitness, Inc., Class A(a)	5,371	386,712
PlayAGS, Inc.(a)	1,936	9,970
RCI Hospitality Holdings, Inc.	513	19,740
Red Robin Gourmet Burgers, Inc.(a)	945	24,750
Red Rock Resorts, Inc., Class A(a)	4,117	96,667

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Ruth’s Hospitality Group, Inc.(a)	2,098	$38,163
Scientific Games Corp., Class A(a)	3,590	140,800
SeaWorld Entertainment, Inc.(a)	3,135	89,567
Shake Shack, Inc., Class A(a)	2,184	247,709
Six Flags Entertainment Corp.(a)	5,134	175,583
Target Hospitality Corp.(a)	1,352	2,393
Texas Roadhouse, Inc.(a)	4,277	325,950
Vail Resorts, Inc.(a)	2,560	680,858
Wendy’s Co.	11,896	242,678
Wingstop, Inc.	1,845	276,842
Wyndham Destinations, Inc.	5,230	231,375
Wyndham Hotels & Resorts, Inc.	6,026	350,532

		9,684,435

Household Durables — 2.0%
Beazer Homes USA, Inc.(a)	1,738	28,885
Casper Sleep, Inc.(a)	1,530	12,118
Cavco Industries, Inc.(a)	563	106,216
Century Communities, Inc.(a)	2,089	98,058
Ethan Allen Interiors, Inc.	1,394	32,968
GoPro, Inc., Class A(a)	8,519	76,245
Green Brick Partners, Inc.(a)	1,518	30,208
Hamilton Beach Brands Holding Co., Class A	434	8,328
Helen of Troy Ltd.(a)	1,589	388,113
Hooker Furniture Corp.	737	22,206
Installed Building Products, Inc.(a)	1,529	160,438
iRobot Corp.(a)	1,867	224,227
KB Home	6,093	253,712
La-Z-Boy, Inc.	2,865	110,933
Legacy Housing Corp.(a)	600	8,502
Leggett & Platt, Inc.	8,328	341,448
LGI Homes, Inc.(a)	1,385	147,793
Lifetime Brands, Inc.	937	13,024
Lovesac Co.(a)	600	33,924
M/I Homes, Inc.(a)	1,983	97,901
MDC Holdings, Inc.	3,742	194,659
Meritage Homes Corp.(a)	2,314	185,722
Mohawk Industries, Inc.(a)	3,659	525,432
Newell Brands, Inc.	24,724	593,870
NVR, Inc.(a)	214	951,547
PulteGroup, Inc.	16,813	731,365
Purple Innovation, Inc.(a)	990	33,700
Skyline Champion Corp.(a)	3,267	109,869
Sonos, Inc.(a)	5,061	132,345
Taylor Morrison Home Corp.(a)	8,398	218,180
Tempur Sealy International, Inc.(a)	12,508	330,211
Toll Brothers, Inc.	7,733	395,156
TopBuild Corp.(a)	2,145	428,893
TRI Pointe Group, Inc.(a)	7,995	161,499
Tupperware Brands Corp.(a)	3,023	90,932
Turtle Beach Corp.(a)	783	23,412
Universal Electronics, Inc.(a)	803	43,555
VOXX International Corp.(a)	1,135	21,202

		7,366,796

Household Products — 0.2%
Central Garden & Pet Co.(a)	538	22,752
Central Garden & Pet Co., Class A(a)	2,461	95,979
Energizer Holdings, Inc.	3,887	170,406
Oil-Dri Corp. of America	264	9,153
Reynolds Consumer Products Inc.	3,078	92,340

34	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
Spectrum Brands Holdings, Inc.	2,795	$211,218
WD-40 Co.	850	258,749

		860,597

Independent Power and Renewable Electricity Producers — 0.4%
Atlantic Power Corp.(a)	5,009	14,827
Brookfield Renewable Corp., Class A(b)	6,586	368,459
Clearway Energy, Inc., Class A	1,967	56,709
Clearway Energy, Inc., Class C	5,581	172,899
Ormat Technologies, Inc.(b)	2,484	283,573
Sunnova Energy International, Inc.(a)	3,525	154,571
Vistra Corp.	30,965	618,371

		1,669,409

Industrial Conglomerates — 0.1%
Carlisle Cos., Inc.	3,285	476,095
Raven Industries, Inc.(a)	2,206	71,188

		547,283

Insurance — 3.1%
Alleghany Corp.(a)	883	500,529
Ambac Financial Group, Inc.(a)	2,796	40,318
American Equity Investment Life Holding Co.	5,333	155,670
American Financial Group, Inc.	4,664	439,069
American National Group, Inc.	417	36,854
AMERISAFE, Inc.	1,191	66,101
Argo Group International Holdings Ltd.	1,982	79,974
Assurant, Inc.	3,809	516,005
Assured Guaranty Ltd.	4,734	169,240
Athene Holding Ltd., Class A(a)	7,285	297,884
Axis Capital Holdings Ltd.	5,419	248,732
Brighthouse Financial, Inc.(a)	5,806	205,300
Brown & Brown, Inc.	15,243	656,821
BRP Group, Inc., Class A(a)	2,607	60,508
Citizens, Inc.(a)	3,245	19,632
CNO Financial Group, Inc.	9,151	194,093
Crawford & Co., Class A	1,123	8,546
Donegal Group, Inc., Class A	1,267	17,573
eHealth, Inc.(a)	1,736	83,068
Employers Holdings, Inc.	1,304	39,772
Enstar Group Ltd.(a)	747	149,557
Erie Indemnity Co., Class A	1,590	386,529
Everest Re Group Ltd.	2,535	535,088
FBL Financial Group, Inc., Class A	616	34,521
FedNat Holding Co.	603	3,136
First American Financial Corp.	7,002	366,135
Genworth Financial, Inc., Class A(a)	31,388	89,142
Globe Life, Inc.	6,689	604,619
GoHealth, Inc., Class A(a)(b)	2,560	34,074
Goosehead Insurance, Inc., Class A	881	117,702
Greenlight Capital Re Ltd., Class A(a)	1,736	13,037
Hanover Insurance Group, Inc.	2,448	275,327
HCI Group, Inc.	423	23,531
Heritage Insurance Holdings, Inc.	1,645	15,331
Horace Mann Educators Corp.	2,534	99,257
Independence Holding Co.	253	9,743
Investors Title Co.	73	10,439
James River Group Holdings Ltd.	1,910	84,957
Kemper Corp.	3,868	272,114
Kinsale Capital Group, Inc.	1,369	256,770
Lemonade Inc.(a)	810	117,653
MBIA, Inc.(a)	2,986	18,334

Security	Shares	Value

Insurance (continued)
Mercury General Corp.	1,929	$102,256
National Western Life Group, Inc., Class A	157	28,260
NI Holdings, Inc.(a)	788	13,396
Old Republic International Corp.	18,785	340,008
Palomar Holdings, Inc.(a)	1,261	125,583
Primerica, Inc.	2,543	354,265
ProAssurance Corp.	2,856	52,350
ProSight Global, Inc.(a)	486	6,051
Protective Insurance Corp., Class B	430	6,050
Reinsurance Group of America, Inc.	4,274	448,984
RenaissanceRe Holdings Ltd.	3,257	489,983
RLI Corp.	2,576	249,305
Safety Insurance Group, Inc.	854	62,718
Selective Insurance Group, Inc.	3,679	239,061
Selectquote, Inc.(a)(b)	1,960	41,395
State Auto Financial Corp.	1,125	18,608
Stewart Information Services Corp.	1,624	75,321
Third Point Reinsurance Ltd.(a)(b)	5,080	46,888
Tiptree, Inc.	1,981	9,647
Trean Insurance Group, Inc.(a)	643	9,574
Trupanion, Inc.(a)	1,856	208,243
United Fire Group, Inc.	1,302	35,857
United Insurance Holdings Corp.	1,333	6,772
Universal Insurance Holdings, Inc.	1,866	24,986
Unum Group	12,931	300,387
W.R. Berkley Corp.	9,044	561,994
Watford Holdings Ltd.(a)	1,416	48,937
White Mountains Insurance Group Ltd.(a)(b)	189	192,780

		11,452,344

Interactive Media & Services(a) — 0.7%
Cargurus, Inc.	5,698	166,666
Cars.com, Inc.	4,039	46,893
DHI Group, Inc.	3,812	9,530
Eventbrite, Inc., Class A	3,941	70,347
EverQuote, Inc., Class A	875	39,428
Liberty TripAdvisor Holdings, Inc., Class A	5,186	21,159
MediaAlpha, Inc., Class A	626	34,430
QuinStreet, Inc.	2,939	62,219
TripAdvisor, Inc.	6,613	204,805
TrueCar, Inc.	6,796	30,446
Yelp, Inc.	4,755	154,965
Zillow Group, Inc., Class A	3,750	520,200
Zillow Group, Inc., Class C	9,340	1,218,496

		2,579,584

Internet & Direct Marketing Retail — 1.0%
1-800-Flowers.com, Inc., Class A(a)(b)	1,540	47,324
CarParts.com, Inc.(a)	1,978	31,074
Duluth Holdings, Inc., Class B(a)	688	8,579
Etsy, Inc.(a)	7,603	1,513,681
Groupon, Inc.(a)	1,476	50,435
Grubhub, Inc.(a)	5,866	441,534
Lands’ End, Inc.(a)	818	22,585
Liquidity Services, Inc.(a)	1,697	33,126
Magnite, Inc.(a)(b)	7,093	245,702
Overstock.com, Inc.(a)	2,848	221,005
PetMed Express, Inc.	1,215	46,413
Quotient Technology, Inc.(a)	5,322	47,153
Qurate Retail, Inc., Series A	24,824	312,782
RealReal, Inc.(a)	4,316	102,203
Shutterstock, Inc.	1,513	98,330

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Stamps.com, Inc.(a)	1,059	$241,780
Stitch Fix, Inc., Class A(a)	3,911	373,266
Waitr Holdings, Inc.(a)	5,245	18,567

		3,855,539

IT Services — 3.2%
Alliance Data Systems Corp.	3,115	210,730
Amdocs Ltd.	8,436	595,750
BigCommerce Holdings, Inc., Series-1(a)(b)	760	60,754
Black Knight, Inc.(a)	9,841	803,911
Booz Allen Hamilton Holding Corp.	8,689	740,042
Brightcove, Inc.(a)	2,468	40,599
CACI International, Inc., Class A(a)	1,580	381,128
Cardtronics PLC, Class A(a)	2,516	97,747
Cass Information Systems, Inc.	891	36,175
Concentrix Corp.(a)(b)	2,601	278,099
Conduent, Inc.(a)	10,574	50,967
CSG Systems International, Inc.	2,075	89,412
DXC Technology Co.(a)	16,436	463,495
Endurance International Group Holdings, Inc.(a)	4,257	40,356
Euronet Worldwide, Inc.(a)	3,103	387,751
EVERTEC, Inc.	4,275	148,342
Evo Payments, Inc., Class A(a)	2,610	59,926
ExlService Holdings, Inc.(a)	2,132	163,482
Fastly, Inc., Class A(a)(b)	5,121	559,981
Genpact Ltd.	12,312	471,303
Globant SA(a)	2,497	479,424
GreenSky, Inc., Class A(a)	3,565	17,575
Grid Dynamics Holdings, Inc.(a)	2,132	27,716
GTT Communications, Inc.(a)(b)	2,205	10,253
Hackett Group, Inc.	1,516	20,648
I3 Verticals, Inc., Class A(a)	1,129	32,764
IBEX Ltd.(a)	349	6,429
Information Services Group, Inc.(a)	2,016	7,116
International Money Express, Inc.(a)	1,845	26,347
KBR, Inc.	9,404	273,186
Limelight Networks, Inc.(a)	7,339	33,429
LiveRamp Holdings, Inc.(a)	3,998	302,689
ManTech International Corp., Class A	1,706	153,011
MAXIMUS, Inc.	3,912	293,635
MoneyGram International, Inc.(a)	3,568	27,367
MongoDB, Inc.(a)(b)	3,280	1,212,321
NIC, Inc.	4,144	111,556
Paysign, Inc.(a)	2,298	10,755
Perficient, Inc.(a)	2,299	125,548
Perspecta, Inc.	8,669	250,968
PFSweb, Inc.(a)	820	5,633
Priority Technology Holdings, Inc.(a)	223	1,748
Rackspace Technology, Inc.(a)	2,151	49,710
Repay Holdings Corp.(a)	4,107	90,970
Sabre Corp.(a)	20,541	221,432
Science Applications International Corp.	3,702	355,503
ServiceSource International, Inc.(a)	5,002	7,853
StarTek, Inc.(a)	1,271	11,109
StoneCo. Ltd., Class A(a)	13,016	935,850
Switch, Inc., Class A	5,351	92,144
Sykes Enterprises, Inc.(a)	2,429	93,735
TTEC Holdings, Inc.	1,141	86,237
Tucows, Inc., Class A(a)	596	47,620
Unisys Corp.(a)(b)	3,836	91,642

Security	Shares	Value

IT Services (continued)
Verra Mobility Corp.(a)	8,359	$106,995
Virtusa Corp.(a)	1,813	92,554
WEX, Inc.(a)	2,774	523,176

		11,916,598

Leisure Products — 0.6%
Acushnet Holdings Corp.	2,122	86,620
American Outdoor Brands, Inc.(a)	771	14,634
Brunswick Corp.	5,132	443,713
Callaway Golf Co.(a)(b)	5,785	161,344
Clarus Corp.	1,354	21,745
Escalade, Inc.	723	15,074
Johnson Outdoors, Inc., Class A	318	34,671
Malibu Boats, Inc., Class A(a)(b)	1,272	89,180
Marine Products Corp.	440	7,163
MasterCraft Boat Holdings, Inc.(a)	1,162	29,666
Mattel, Inc.(a)	22,159	401,521
Nautilus, Inc.(a)	1,838	45,049
Polaris, Inc.	3,755	438,096
Smith & Wesson Brands Inc.	3,351	55,493
Sturm Ruger & Co., Inc.	1,046	66,275
Vista Outdoor, Inc.(a)	4,026	117,438
YETI Holdings, Inc.(a)	5,191	341,672

		2,369,354

Life Sciences Tools & Services — 2.5%
10X Genomics, Inc., Class A(a)	3,703	633,769
Adaptive Biotechnologies Corp.(a)	4,950	274,577
Avantor, Inc.(a)	32,028	944,506
Berkeley Lights, Inc.(a)(b)	775	55,800
Bio-Techne Corp.	2,445	794,405
Bruker Corp.	6,533	378,195
Champions Oncology, Inc.(a)	511	5,611
Charles River Laboratories International, Inc.(a)	3,168	820,670
ChromaDex Corp.(a)	2,753	13,049
Codexis, Inc.(a)	3,335	77,672
Fluidigm Corp.(a)(b)	4,181	27,093
Harvard Bioscience, Inc.(a)	2,170	10,069
Luminex Corp.	2,671	75,028
Medpace Holdings, Inc.(a)	1,805	239,686
NanoString Technologies, Inc.(a)	2,868	200,846
NeoGenomics, Inc.(a)	6,857	363,558
Pacific Biosciences of California, Inc.(a)	11,260	364,261
PerkinElmer, Inc.(b)	7,219	1,061,698
Personalis, Inc.(a)	1,483	57,051
PPD, Inc.(a)	10,338	332,470
PRA Health Sciences, Inc.(a)	4,117	507,379
QIAGEN NV(a)(b)	14,597	790,428
Quanterix Corp.(a)	1,318	85,327
Repligen Corp.(a)	3,357	671,400
Syneos Health, Inc.(a)	4,797	356,657

		9,141,205

Machinery — 3.7%
AGCO Corp.	4,065	450,809
Alamo Group, Inc.	609	85,010
Albany International Corp., Class A	2,084	144,880
Allison Transmission Holdings, Inc.	7,122	289,865
Altra Industrial Motion Corp.	4,194	215,614
Astec Industries, Inc.	1,427	84,864
Barnes Group, Inc.	3,025	145,412
Blue Bird Corp.(a)	1,008	20,664

36	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Chart Industries, Inc.(a)(b)	2,335	$280,457
CIRCOR International, Inc.(a)	1,188	37,980
Colfax Corp.(a)	6,608	245,289
Columbus McKinnon Corp.	1,334	57,615
Crane Co.	3,058	231,429
Donaldson Co., Inc.	8,282	492,282
Douglas Dynamics, Inc.	1,467	59,854
Eastern Co.	259	6,097
Energy Recovery, Inc.(a)	2,527	34,974
Enerpac Tool Group Corp.	3,388	68,675
EnPro Industries, Inc.	1,486	107,274
ESCO Technologies, Inc.	1,777	168,957
Evoqua Water Technologies Corp.(a)	6,057	165,053
ExOne Co. (The)(a)	637	17,670
Federal Signal Corp.	4,104	134,160
Flowserve Corp.	8,267	293,975
Franklin Electric Co., Inc.	2,943	204,303
Gates Industrial Corp. PLC(a)	2,668	37,672
Gencor Industries, Inc.(a)	326	4,176
Gorman-Rupp Co.	1,255	39,533
Graco, Inc.	10,681	736,348
Graham Corp.	500	7,380
Greenbrier Cos., Inc.	1,994	72,143
Helios Technologies, Inc.	1,937	105,663
Hillenbrand, Inc.	4,973	204,390
Hurco Cos., Inc.	302	8,885
Hyster-Yale Materials Handling, Inc.	629	56,428
ITT, Inc.	5,633	420,841
John Bean Technologies Corp.	1,952	226,198
Kadant, Inc.	725	103,639
Kennametal, Inc.	5,169	195,802
LB Foster Co., Class A(a)	607	9,196
Lincoln Electric Holdings, Inc.	3,660	419,070
Lindsay Corp.	780	109,067
Luxfer Holdings PLC	1,743	28,707
Lydall, Inc.(a)	1,101	33,140
Manitowoc Co., Inc.(a)	2,274	29,880
Mayville Engineering Co., Inc.(a)	267	3,738
Meritor, Inc.(a)	4,707	121,488
Middleby Corp.(a)	3,483	472,713
Miller Industries, Inc.	580	23,130
Mueller Industries, Inc.	3,441	117,510
Mueller Water Products, Inc., Class A	10,267	123,101
Navistar International Corp.(a)	3,114	137,016
NN, Inc.(a)	2,833	17,083
Nordson Corp.	3,690	660,473
Omega Flex, Inc.	189	34,965
Oshkosh Corp.	4,460	408,491
Park-Ohio Holdings Corp.	471	13,277
Pentair PLC	10,707	583,103
Proto Labs, Inc.(a)	1,735	367,473
RBC Bearings, Inc.(a)(b)	1,538	257,354
REV Group, Inc.(a)	1,889	19,513
Rexnord Corp.	7,615	288,304
Shyft Group, Inc.	2,172	65,594
Snap-on, Inc.	3,541	637,345
SPX Corp.(a)	2,667	137,911
SPX FLOW, Inc.(a)	2,901	153,666
Standex International Corp.	840	68,804
Tennant Co.	1,157	78,387
Terex Corp.(a)	4,611	164,889
Timken Co.	3,967	300,143

Security	Shares	Value

Machinery (continued)
Toro Co.	6,930	$653,153
TriMas Corp.(a)	2,768	87,607
Trinity Industries, Inc.	5,892	163,857
Wabash National Corp.	3,298	52,603
Watts Water Technologies, Inc., Class A	1,809	217,207
Welbilt, Inc.(a)	8,091	104,455
Woodward, Inc.(b)	3,519	393,952

		13,819,625

Marine — 0.1%
Costamare, Inc.	3,210	25,680
Eagle Bulk Shipping, Inc.(a)(b)	416	8,141
Genco Shipping & Trading Ltd.	1,053	8,329
Kirby Corp.(a)	4,056	205,882
Matson, Inc.	2,655	158,769
Safe Bulkers, Inc.(a)	1,654	2,878
Scorpio Bulkers, Inc.	544	8,764
SEACOR Holdings, Inc.(a)(b)	1,486	62,026

		480,469

Media — 1.3%
AMC Networks, Inc., Class A(a)(b)	1,998	98,741
Boston Omaha Corp., Class A(a)	774	21,130
Cable One, Inc.	341	682,000
Cardlytics, Inc.(a)	1,628	199,056
ComScore, Inc.(a)(b)	4,020	12,824
Daily Journal Corp.(a)	71	23,714
Emerald Holding, Inc.(a)	1,076	4,369
Entercom Communications Corp., Class A(a)	7,924	36,847
Entravision Communications Corp., Class A	3,178	10,170
EW Scripps Co., Class A	3,512	52,013
Fluent, Inc.(a)	2,731	14,802
Gannett Co., Inc.(a)	8,044	36,037
Gray Television, Inc.(a)	5,424	92,479
Hemisphere Media Group, Inc.(a)	733	7,652
iHeartMedia, Inc., Class A(a)	3,657	53,173
Interpublic Group of Cos., Inc.	24,408	587,501
John Wiley & Sons, Inc., Class A	2,676	122,052
Liberty Media Corp.-Liberty Braves, Class A(a)	524	14,337
Liberty Media Corp.-Liberty Braves, Class C(a)	2,213	59,264
Liberty Media Corp.-Liberty Formula One, Class A(a)	1,798	65,177
Liberty Media Corp.-Liberty Formula One, Class C(a)	12,318	495,553
Loral Space & Communications, Inc.	847	21,514
Meredith Corp.(a)	2,338	51,272
MSG Networks, Inc., Class A(a)	2,486	42,933
National CineMedia, Inc.	3,463	14,423
New York Times Co., Class A	10,538	522,579
News Corp., Class A	24,785	480,829
News Corp., Class B	7,995	150,946
Nexstar Media Group, Inc., Class A	2,798	318,049
Saga Communications, Inc., Class A(a)	168	3,780
Scholastic Corp.	1,920	49,478
Sinclair Broadcast Group, Inc., Class A	3,231	101,809
TechTarget, Inc.(a)(b)	1,444	107,867
TEGNA, Inc.	13,613	218,216
Tribune Publishing Co.(a)	814	11,892
WideOpenWest, Inc.(a)	3,047	32,451

		4,816,929

Metals & Mining — 1.1%
Alcoa Corp.(a)	12,154	218,772
Allegheny Technologies, Inc.(a)	8,394	142,782
Arconic Corp.(a)	6,585	165,942
Caledonia Mining Corp. PLC	634	9,529

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Carpenter Technology Corp.	2,950	$92,158
Century Aluminum Co.(a)	3,873	37,762
Cleveland-Cliffs, Inc.(a)	25,494	391,078
Coeur Mining, Inc.(a)	15,091	136,574
Commercial Metals Co.	7,591	149,467
Compass Minerals International, Inc.	2,131	124,152
Ferroglobe PLC(c)	897	—
Fortitude Gold Corp.(b)	1,225	1,286
Gatos Silver, Inc.(a)	1,351	17,847
Gold Resource Corp.	4,289	12,095
Haynes International, Inc.	789	18,297
Hecla Mining Co.	32,521	185,044
Kaiser Aluminum Corp.	973	84,359
Materion Corp.	1,269	86,533
Novagold Resources, Inc.(a)	14,817	135,131
Olympic Steel, Inc.	570	7,780
Reliance Steel & Aluminum Co.	4,121	478,366
Royal Gold, Inc.	4,161	444,728
Ryerson Holding Corp.(a)	1,071	13,216
Schnitzer Steel Industries, Inc., Class A	1,584	46,760
Steel Dynamics, Inc.	12,782	438,039
SunCoke Energy, Inc.	4,822	23,772
TimkenSteel Corp.(a)	3,306	16,629
United States Steel Corp.(b)	14,134	251,020
Warrior Met Coal, Inc.	3,155	72,628
Worthington Industries, Inc.	2,270	118,812

		3,920,558

Mortgage Real Estate Investment Trusts (REITs) — 0.8%
AGNC Investment Corp.	35,250	549,900
Anworth Mortgage Asset Corp.	6,659	16,248
Apollo Commercial Real Estate Finance, Inc.	9,079	101,503
Arbor Realty Trust, Inc.	7,810	111,371
Ares Commercial Real Estate Corp.	1,785	20,206
Arlington Asset Investment Corp., Class A(a)	1,624	5,879
ARMOUR Residential REIT, Inc.	4,001	44,691
Blackstone Mortgage Trust, Inc., Class A	9,217	245,725
Broadmark Realty Capital, Inc.	8,144	83,802
Capstead Mortgage Corp.	5,946	31,752
Cherry Hill Mortgage Investment Corp.	1,090	9,592
Chimera Investment Corp.	12,015	121,351
Colony Credit Real Estate, Inc.(a)	4,943	39,050
Dynex Capital, Inc.	1,452	26,209
Ellington Financial, Inc.	2,467	36,906
Ellington Residential Mortgage REIT	486	5,813
Granite Point Mortgage Trust, Inc.	3,208	29,899
Great Ajax Corp.	1,223	12,046
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,684	277,059
Invesco Mortgage Capital, Inc.	11,018	44,513
KKR Real Estate Finance Trust, Inc.	1,831	31,347
Ladder Capital Corp.	6,600	64,878
MFA Financial, Inc.	28,271	102,906
New Residential Investment Corp.	26,004	244,178
New York Mortgage Trust, Inc.	23,477	87,569
Orchid Island Capital, Inc.	4,048	20,928
PennyMac Mortgage Investment Trust	6,097	105,173
Ready Capital Corp.	2,609	29,690
Redwood Trust, Inc.	7,037	60,377
Starwood Property Trust, Inc.	17,104	320,871

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
TPG RE Finance Trust, Inc.	3,752	$36,657
Two Harbors Investment Corp.	17,070	103,615
Western Asset Mortgage Capital Corp.	4,087	12,057

		3,033,761

Multi-line Retail — 0.4%
Big Lots, Inc.	2,441	145,679
Dillard’s, Inc., Class A(b)	471	41,359
Kohl’s Corp.(a)	10,217	450,161
Macy’s, Inc.(a)	16,896	254,116
Nordstrom, Inc.(a)	7,123	252,510
Ollie’s Bargain Outlet Holdings, Inc.(a)	3,578	338,944

		1,482,769

Multi-Utilities — 0.3%
Avista Corp.	4,449	166,749
Black Hills Corp.	3,925	232,046
MDU Resources Group, Inc.	12,488	328,309
NorthWestern Corp.	3,508	191,081
Unitil Corp.	1,111	45,295

		963,480

Oil, Gas & Consumable Fuels — 1.7%
Adams Resources & Energy, Inc.	168	4,067
Antero Midstream Corp.	17,900	144,990
Antero Resources Corp.(a)	15,113	104,884
Apache Corp.	23,965	342,220
Arch Resources, Inc.(a)	904	43,320
Ardmore Shipping Corp.(a)	2,700	8,640
Berry Corp.(a)	4,328	16,663
Bonanza Creek Energy, Inc.(a)(b)	1,162	24,007
Brigham Minerals, Inc., Class A	3,235	43,317
Cimarex Energy Co.	6,824	287,836
Clean Energy Fuels Corp.(a)	8,254	84,438
CNX Resources Corp.(a)	13,859	175,594
Comstock Resources, Inc.(a)	1,486	6,761
CONSOL Energy, Inc.(a)	2,839	23,053
Contango Oil & Gas Co.(a)	5,116	12,227
Continental Resources, Inc.(a)	5,294	104,239
CVR Energy, Inc.(a)	1,918	32,798
Delek US Holdings, Inc.(a)	3,858	72,376
Devon Energy Corp.	38,284	630,155
DHT Holdings, Inc.	6,968	37,418
Diamond S Shipping, Inc.(a)	1,893	12,096
Diamondback Energy, Inc.	10,298	583,794
Dorian LPG Ltd.(a)	2,344	27,167
Earthstone Energy, Inc., Class A(a)(b)	1,689	8,681
Energy Fuels, Inc.(a)(b)	8,427	32,023
EQT Corp.(a)	17,737	289,290
Equitrans Midstream Corp.	25,594	170,200
Evolution Petroleum Corp.	1,497	4,760
Falcon Minerals Corp.	2,710	8,293
Frontline Ltd.(a)	7,324	43,212
Golar LNG Ltd.(a)	5,776	62,554
Goodrich Petroleum Corp.(a)	581	5,618
Green Plains, Inc.(a)	2,103	40,399
HollyFrontier Corp.	9,815	279,335
International Seaways, Inc.	1,461	23,391
Kosmos Energy Ltd.(a)	25,742	57,147
Magnolia Oil & Gas Corp., Class A(a)	7,823	66,261
Marathon Oil Corp.	50,341	364,469
Matador Resources Co.(a)	6,869	104,958

38	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.	9,897	$122,426
NACCO Industries, Inc., Class A	196	4,698
NextDecade Corp.(a)	1,470	3,425
Nordic American Tankers Ltd.	8,875	26,270
Overseas Shipholding Group, Inc., Class A(a)	3,265	6,759
Ovintiv, Inc.	16,323	257,250
Par Pacific Holdings, Inc.(a)	2,600	34,528
PBF Energy, Inc., Class A(a)	6,048	51,227
PDC Energy, Inc.(a)	6,835	148,388
Peabody Energy Corp.(a)	3,872	14,830
Penn Virginia Corp.(a)	964	9,679
PrimeEnergy Resources Corp.(a)	13	465
Range Resources Corp.(a)	13,339	122,852
Renewable Energy Group, Inc.(a)	2,193	196,493
REX American Resources Corp.(a)	348	26,622
Scorpio Tankers, Inc.	3,196	39,758
SFL Corp. Ltd.	5,884	37,187
SM Energy Co.	6,944	58,260
Southwestern Energy Co.(a)	39,970	150,687
Talos Energy, Inc.(a)	839	7,098
Targa Resources Corp.	14,746	403,598
Tellurian, Inc.(a)(b)	8,480	25,694
Uranium Energy Corp.(a)	12,280	20,016
W&T Offshore, Inc.(a)	4,964	12,013
Whiting Petroleum Corp.(a)	49	997
World Fuel Services Corp.	3,911	119,637

		6,283,508

Paper & Forest Products — 0.2%
Clearwater Paper Corp.(a)	1,003	38,194
Domtar Corp.(a)	3,419	102,468
Glatfelter Corp.	2,648	41,441
Louisiana-Pacific Corp.	7,178	272,836
Neenah, Inc.	1,033	52,600
Schweitzer-Mauduit International, Inc.	2,086	77,474
Verso Corp., Class A	2,082	23,943

		608,956

Personal Products — 0.3%
BellRing Brands, Inc., Class A(a)	2,449	56,964
Coty, Inc., Class A(a)	17,769	113,189
Edgewell Personal Care Co.	3,754	125,384
elf Beauty, Inc.(a)	3,388	73,723
Herbalife Nutrition Ltd.(a)	5,874	299,339
Inter Parfums, Inc.(a)	1,113	69,206
Lifevantage Corp.(a)(b)	907	8,109
Medifast, Inc.	757	177,645
Nature’s Sunshine Products, Inc.(a)	459	7,367
Nu Skin Enterprises, Inc., Class A	3,475	201,098
Revlon, Inc., Class A(a)(b)	254	2,921
USANA Health Sciences, Inc.(a)	707	58,511
Veru, Inc.(a)	4,182	36,885

		1,230,341

Pharmaceuticals — 1.6%
AcelRx Pharmaceuticals, Inc.(a)	4,827	10,619
Aerie Pharmaceuticals, Inc.(a)	2,086	35,858
Agile Therapeutics, Inc.(a)	3,931	11,085
Amneal Pharmaceuticals, Inc.(a)	6,163	29,644
Amphastar Pharmaceuticals, Inc.(a)	2,229	40,523
ANI Pharmaceuticals, Inc.(a)	607	17,324
Aquestive Therapeutics, Inc.(a)	1,170	6,189
Arvinas, Inc.(a)	2,297	173,286

Security	Shares	Value

Pharmaceuticals (continued)
Atea Pharmaceuticals, Inc.(a)(b)	904	$65,992
Athira Pharma, Inc.(a)	785	16,736
Avenue Therapeutics, Inc.(a)	436	2,581
Axsome Therapeutics, Inc.(a)(b)	1,868	127,192
BioDelivery Sciences International, Inc.(a)	5,187	19,970
Cara Therapeutics, Inc.(a)	2,559	47,853
Cassava Sciences, Inc.(a)	1,212	24,022
Catalent, Inc.(a)	10,533	1,211,822
Cerecor, Inc.(a)	2,117	6,669
Chiasma, Inc.(a)	3,180	12,593
Collegium Pharmaceutical, Inc.(a)	2,122	51,225
Corcept Therapeutics, Inc.(a)(b)	6,385	180,440
CorMedix, Inc.(a)	1,957	17,124
Cymabay Therapeutics, Inc.(a)	4,286	22,930
Durect Corp.(a)	11,158	22,985
Eloxx Pharmaceuticals, Inc.(a)	956	3,289
Endo International PLC(a)	14,237	103,645
Eton Pharmaceuticals, Inc.(a)	831	7,413
Evofem Biosciences, Inc.(a)(b)	5,099	13,410
Evolus, Inc.(a)	1,546	10,451
Fulcrum Therapeutics, Inc.(a)	899	9,943
Graybug Vision, Inc.(a)(b)	402	12,321
Harmony Biosciences Holdings, Inc.(a)	387	13,878
Harrow Health, Inc.(a)(b)	1,273	11,457
Horizon Therapeutics PLC(a)	12,531	908,247
IMARA, Inc.(a)(b)	279	3,633
Innoviva, Inc.(a)	3,731	44,809
Intra-Cellular Therapies, Inc.(a)	4,413	141,878
Jazz Pharmaceuticals PLC(a)	3,521	547,515
Kala Pharmaceuticals, Inc.(a)(b)	2,233	16,591
Kaleido Biosciences, Inc.(a)(b)	761	11,377
Lannett Co., Inc.(a)	1,982	15,361
Liquidia Corp.(a)(b)	1,725	4,727
Lyra Therapeutics, Inc.(a)	431	4,556
Marinus Pharmaceuticals, Inc.(a)	1,681	20,895
Nektar Therapeutics(a)(b)	10,855	213,843
NGM Biopharmaceuticals, Inc.(a)	1,498	38,439
Ocular Therapeutix, Inc.(a)	3,943	71,565
Odonate Therapeutics, Inc.(a)	1,224	28,287
Omeros Corp.(a)(b)	3,820	74,337
Optinose, Inc.(a)(b)	2,230	8,875
Osmotica Pharmaceuticals PLC(a)(b)	478	1,993
Pacira BioSciences, Inc.(a)	2,799	184,958
Paratek Pharmaceuticals, Inc.(a)	2,579	16,738
Perrigo Co. PLC	8,993	384,001
Phathom Pharmaceuticals, Inc.(a)	664	25,564
Phibro Animal Health Corp., Class A	1,291	26,775
Pliant Therapeutics, Inc.(a)	662	16,292
Prestige Consumer Healthcare, Inc.(a)	3,147	125,880
Provention Bio Inc.(a)	2,944	40,539
Reata Pharmaceuticals, Inc., Class A(a)	1,577	163,361
Recro Pharma, Inc.(a)	960	3,005
Relmada Therapeutics, Inc.(a)	894	29,216
Revance Therapeutics, Inc.(a)	3,888	98,911
Satsuma Pharmaceuticals, Inc.(a)	522	3,038
scPharmaceuticals, Inc.(a)	392	2,485
SIGA Technologies, Inc.(a)	3,406	22,003
Strongbridge Biopharma PLC(a)	5,703	15,398
Supernus Pharmaceuticals, Inc.(a)(b)	3,010	88,464
Tarsus Pharmaceuticals, Inc.(a)	373	14,062
TherapeuticsMD, Inc.(a)	14,617	24,118
Theravance Biopharma, Inc.(a)	2,867	53,441

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Tricida, Inc.(a)	1,616	$10,633
Verrica Pharmaceuticals, Inc.(a)	573	6,733
VYNE Therapeutics, Inc.(a)(b)	9,412	18,636
WaVe Life Sciences Ltd.(a)	2,798	28,456
Xeris Pharmaceuticals, Inc.(a)	3,287	16,698
Zogenix, Inc.(a)	3,462	65,640

		5,982,442

Professional Services — 1.0%
Acacia Research Corp.(a)	169	946
Akerna Corp.(a)	592	3,445
ASGN, Inc.(a)	3,170	262,825
Barrett Business Services, Inc.	449	28,309
BG Staffing, Inc.	671	8,468
CBIZ, Inc.(a)	3,230	83,689
CoreLogic, Inc.	4,933	371,406
CRA International, Inc.	427	22,721
Exponent, Inc.	3,207	264,834
Forrester Research, Inc.(a)	664	26,334
Franklin Covey Co.(a)	727	17,484
FTI Consulting, Inc.(a)	2,259	248,422
GP Strategies Corp.(a)	840	10,147
Heidrick & Struggles International, Inc.	1,160	33,826
Huron Consulting Group, Inc.(a)	1,400	74,144
ICF International, Inc.	1,129	87,080
Insperity, Inc.	2,248	176,446
Kelly Services, Inc., Class A(a)	2,133	41,636
Kforce, Inc.	1,213	51,735
Korn Ferry	3,877	176,791
ManpowerGroup, Inc.	3,557	314,581
Mastech Digital, Inc.(a)	229	3,735
Mistras Group, Inc.(a)	1,389	9,598
Nielsen Holdings PLC	23,102	515,868
Red Violet, Inc.(a)(b)	370	8,288
Resources Connection, Inc.	1,828	21,095
Robert Half International, Inc.	7,114	480,195
TriNet Group, Inc.(a)	2,567	190,240
TrueBlue, Inc.(a)	2,207	41,028
Upwork, Inc.(a)	5,797	240,286
Willdan Group, Inc.(a)	616	27,529

		3,843,131

Real Estate Management & Development — 0.6%
Altisource Portfolio Solutions SA(a)	342	3,464
American Realty Investors, Inc.(a)	117	1,010
Cushman & Wakefield PLC(a)	6,840	98,017
eXp World Holdings, Inc.(a)	1,488	158,606
Fathom Holdings, Inc.(a)(b)	364	13,756
Forestar Group, Inc.(a)	1,055	22,672
FRP Holdings, Inc.(a)	420	18,140
Howard Hughes Corp.(a)	2,616	225,421
Indus Realty Trust, Inc.	144	9,177
Jones Lang LaSalle, Inc.(a)	3,276	478,984
Kennedy-Wilson Holdings, Inc.	7,556	129,888
Marcus & Millichap, Inc.(a)	1,461	52,201
Maui Land & Pineapple Co., Inc.(a)	670	7,745
Newmark Group, Inc., Class A	8,681	58,684
Rafael Holdings, Inc., Class B(a)	567	13,313
RE/MAX Holdings, Inc., Class A	1,101	39,878
Realogy Holdings Corp.(a)	7,102	100,848
Redfin Corp.(a)	6,295	448,267
RMR Group, Inc., Class A	919	33,893
St. Joe Co.	2,244	99,858
Stratus Properties, Inc.(a)	267	6,979

Security	Shares	Value

Real Estate Management & Development (continued)
Tejon Ranch Co.(a)	1,400	$22,302
Transcontinental Realty Investors, Inc.(a)	22	471

		2,043,574

Road & Rail — 0.6%
AMERCO	559	258,504
ArcBest Corp.	1,534	71,101
Avis Budget Group, Inc.(a)	3,584	148,163
Covenant Logistics Group, Inc., Class A(a)	683	10,306
Daseke, Inc.(a)(b)	3,220	16,937
Heartland Express, Inc.	3,620	67,947
Knight-Swift Transportation Holdings, Inc.	8,121	324,840
Landstar System, Inc.	2,452	341,809
Marten Transport Ltd.	3,890	61,657
PAM Transportation Services, Inc.(a)	74	3,822
Ryder System, Inc.	3,278	205,170
Saia, Inc.(a)	1,637	289,340
Schneider National, Inc., Class B	3,695	77,595
Universal Logistics Holdings, Inc.	456	9,667
US Xpress Enterprises, Inc., Class A(a)	1,235	8,336
Werner Enterprises, Inc.	3,795	148,916

		2,044,110

Semiconductors & Semiconductor Equipment — 3.9%
Advanced Energy Industries, Inc.(a)	2,365	242,602
Allegro MicroSystems, Inc.(a)	1,701	47,492
Alpha & Omega Semiconductor Ltd.(a)	1,354	38,914
Ambarella, Inc.(a)	2,184	206,082
Amkor Technology, Inc.	6,168	95,727
Atomera, Inc.(a)	1,089	31,276
Axcelis Technologies, Inc.(a)	2,046	70,055
AXT, Inc.(a)	2,786	28,779
Brooks Automation, Inc.(b)	4,693	355,542
CEVA, Inc.(a)(b)	1,338	78,661
Cirrus Logic, Inc.(a)	3,687	345,435
CMC Materials, Inc.	1,878	276,648
Cohu, Inc.(a)	2,532	103,002
Cree, Inc.(a)	7,124	720,094
CyberOptics Corp.(a)	403	9,749
Diodes, Inc.(a)	2,633	186,364
DSP Group, Inc.(a)	1,326	21,388
Enphase Energy, Inc.(a)	6,801	1,240,162
Entegris, Inc.	8,620	848,122
First Solar, Inc.(a)	5,769	571,996
FormFactor, Inc.(a)	4,798	196,094
GSI Technology, Inc.(a)	1,299	9,327
Ichor Holdings Ltd.(a)	1,326	47,869
Impinj, Inc.(a)	1,243	65,842
Inphi Corp.(a)	3,107	523,871
Lattice Semiconductor Corp.(a)	8,601	344,986
MACOM Technology Solutions Holdings, Inc.(a)	3,120	177,403
Maxeon Solar Technologies Ltd.(a)(b)	592	24,035
MaxLinear, Inc.(a)	4,459	139,968
MKS Instruments, Inc.	3,403	537,912
Monolithic Power Systems, Inc.	2,793	992,325
NeoPhotonics Corp.(a)	3,201	35,659
NVE Corp.	310	19,806
ON Semiconductor Corp.(a)(b)	26,478	913,226
Onto Innovation, Inc.(a)	2,941	158,961
PDF Solutions, Inc.(a)	1,827	35,298
Photronics, Inc.(a)	3,857	42,813
Pixelworks, Inc.(a)	2,177	6,662
Power Integrations, Inc.	3,672	295,780
Rambus, Inc.(a)	7,824	148,617

40	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Semtech Corp.(a)	4,242	$300,970
Silicon Laboratories, Inc.(a)	2,821	370,031
SiTime Corp.(a)	570	69,568
SMART Global Holdings, Inc.(a)	840	31,206
SolarEdge Technologies Inc.(a)	3,143	906,221
SunPower Corp.(a)(b)	4,738	255,899
Synaptics, Inc.(a)	2,221	220,368
Teradyne, Inc.	10,674	1,211,285
Ultra Clean Holdings, Inc.(a)	2,502	96,577
Universal Display Corp.	2,705	624,368
Veeco Instruments, Inc.(a)	3,013	55,620

		14,376,657

Software — 7.4%
2U, Inc.(a)	4,491	183,682
8x8, Inc.(a)(b)	6,808	239,982
A10 Networks, Inc.(a)	3,697	36,711
ACI Worldwide, Inc.(a)	7,431	285,276
Agilysys, Inc.(a)	1,130	41,573
Alarm.com Holdings, Inc.(a)	3,068	285,079
Altair Engineering, Inc., Class A(a)	2,641	147,711
Alteryx, Inc., Class A(a)	3,433	432,730
American Software, Inc., Class A	1,869	35,903
Anaplan, Inc.(a)	8,660	577,622
Appfolio, Inc., Class A(a)	1,017	155,408
Appian Corp.(a)	2,289	500,055
Aspen Technology, Inc.(a)	4,333	580,189
Asure Software, Inc.(a)	565	4,622
Avalara, Inc.(a)	5,355	803,250
Avaya Holdings Corp.(a)	5,152	114,580
Benefitfocus, Inc.(a)	1,841	22,644
Bill.Com Holdings, Inc.(a)	4,742	577,955
Blackbaud, Inc.(a)	3,279	218,021
Blackline, Inc.(a)	3,209	415,951
Bottomline Technologies DE, Inc.(a)	2,728	130,344
Box, Inc., Class A(a)	9,648	167,296
CDK Global, Inc.	7,695	383,980
Cerence, Inc.(a)	2,335	261,310
Ceridian HCM Holding, Inc.(a)	7,448	691,994
ChannelAdvisor Corp.(a)	1,642	33,661
Cloudera, Inc.(a)	12,764	194,906
Cloudflare, Inc., Class A(a)	6,893	528,417
CommVault Systems, Inc.(a)	2,604	163,479
Cornerstone OnDemand, Inc.(a)	4,229	172,966
Datto Holding Corp.(a)	1,449	34,573
Digimarc Corp.(a)	687	26,697
Digital Turbine, Inc.(a)	5,317	304,186
Domo, Inc., Class B(a)	1,756	111,313
Duck Creek Technologies, Inc.(a)(b)	1,502	72,607
Dynatrace, Inc.(a)	11,885	493,346
Ebix, Inc.	1,672	87,061
eGain Corp.(a)	1,349	14,839
Elastic NV(a)	4,169	633,521
Envestnet, Inc.(a)	3,481	267,097
Everbridge, Inc.(a)(b)	2,223	295,503
Fair Isaac Corp.(a)	1,806	812,899
FireEye, Inc.(a)	14,233	298,893
Five9, Inc.(a)	3,880	645,050
GTY Technology Holdings, Inc.(a)	3,238	24,350
Guidewire Software, Inc.(a)	5,442	624,415
HubSpot, Inc.(a)	2,675	995,635
Intelligent Systems Corp.(a)	474	19,192

Security	Shares	Value

Software (continued)
InterDigital, Inc.	2,147	$137,859
j2 Global, Inc.(a)	2,828	290,266
Jamf Holding Corp.(a)(b)	1,909	70,499
JFrog Ltd.(a)	818	51,100
LivePerson, Inc.(a)(b)	3,843	243,492
Manhattan Associates, Inc.(a)	4,099	464,130
McAfee Corp., Class A(b)	2,224	41,922
Medallia, Inc.(a)	5,757	238,915
MicroStrategy, Inc., Class A(a)	473	291,988
Mimecast Ltd.(a)	3,863	166,341
Mitek Systems, Inc.(a)	2,587	41,780
Model N, Inc.(a)	2,119	72,004
nCino Inc.(a)	866	62,092
New Relic, Inc.(a)	3,370	253,357
Nuance Communications, Inc.(a)(b)	18,118	825,094
Nutanix, Inc., Class A(a)	12,293	375,182
OneSpan, Inc.(a)	2,072	48,319
PagerDuty, Inc.(a)	4,544	221,429
Park City Group, Inc.(a)	978	5,907
Paylocity Holding Corp.(a)	2,418	453,278
Pegasystems, Inc.	2,474	315,311
Ping Identity Holding Corp.(a)	2,284	68,314
Pluralsight, Inc., Class A(a)	5,520	114,816
Progress Software Corp.	3,065	123,152
Proofpoint, Inc.(a)(b)	3,693	476,692
PROS Holdings, Inc.(a)	2,454	103,412
PTC, Inc.(a)	6,729	894,351
Q2 Holdings, Inc.(a)	3,271	418,655
QAD, Inc., Class A	681	44,122
Qualys, Inc.(a)(b)	2,126	294,387
Rapid7, Inc.(a)(b)	3,257	282,773
RealPage, Inc.(a)(b)	5,715	494,748
Rimini Street, Inc.(a)	1,025	7,226
SailPoint Technologies Holding, Inc.(a)	5,764	318,807
Sapiens International Corp. NV(a)	1,589	51,897
Seachange International, Inc.(a)	1,323	1,561
SecureWorks Corp., Class A(a)	715	9,896
ShotSpotter, Inc.(a)	563	25,892
Smartsheet, Inc., Class A(a)	7,232	504,360
Smith Micro Software Inc.(a)	1,924	12,237
SolarWinds Corp.(a)	2,925	49,169
Sprout Social, Inc., Class A(a)(b)	1,896	125,136
SPS Commerce, Inc.(a)(b)	2,293	226,755
Sumo Logic, Inc.(a)	850	29,248
SVMK, Inc.(a)	7,971	200,949
Synchronoss Technologies, Inc.(a)	1,988	10,020
Telenav, Inc.(a)	1,667	7,935
Tenable Holdings, Inc.(a)	4,615	228,396
Teradata Corp.(a)	7,292	196,155
Upland Software, Inc.(a)	1,615	77,019
Varonis Systems, Inc.(a)	2,009	355,131
Verint Systems, Inc.(a)	3,991	294,656
Veritone, Inc.(a)	1,716	67,387
VirnetX Holding Corp.(a)	3,999	24,194
Workiva, Inc.(a)	2,433	237,145
Xperi Holding Corp.	6,915	133,183
Yext, Inc.(a)(b)	6,287	106,062
Zendesk, Inc.(a)(b)	7,472	1,077,761
Zix Corp.(a)	3,312	26,993

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Zscaler, Inc.(a)	4,660	$930,602
Zuora, Inc., Class A(a)	6,252	92,217

		27,562,150

Specialty Retail — 2.6%
Aaron’s Co., Inc.(a)	2,179	36,912
Abercrombie & Fitch Co., Class A(a)	3,866	89,189
Academy Sports & Outdoors, Inc.(a)(b)	1,427	30,681
American Eagle Outfitters, Inc.	9,973	226,287
America’s Car-Mart, Inc.(a)	411	48,819
Asbury Automotive Group, Inc.(a)	1,195	170,419
At Home Group, Inc.(a)(b)	3,374	82,224
AutoNation, Inc.(a)	3,777	269,225
Bed Bath & Beyond, Inc.(a)	7,923	279,920
Boot Barn Holdings, Inc.(a)	1,977	113,164
Buckle, Inc.	1,809	71,130
Caleres, Inc.	2,356	35,599
Camping World Holdings, Inc., Class A	2,038	69,618
Cato Corp., Class A(a)	1,422	16,168
Chico’s FAS, Inc.(a)	8,222	18,171
Children’s Place, Inc.(a)	857	62,964
Citi Trends, Inc.(a)	644	37,996
Conn’s, Inc.(a)	1,106	17,397
Container Store Group, Inc.(a)	1,302	17,746
Designer Brands, Inc., Class A(a)	3,803	46,587
Dick’s Sporting Goods, Inc.	4,077	273,200
Envela Corp.(a)(b)	565	3,537
Express, Inc.(a)(b)	2,819	16,914
Five Below, Inc.(a)	3,554	624,544
Floor & Decor Holdings, Inc., Class A(a)	5,917	544,778
Foot Locker, Inc.	6,780	297,100
GameStop Corp., Class A(a)(b)	3,905	1,269,125
Gap, Inc.(a)	11,952	242,028
Genesco, Inc.(a)	908	35,239
Group 1 Automotive, Inc.	1,082	148,905
GrowGeneration Corp.(a)	2,331	100,676
Guess?, Inc.	2,797	64,946
Haverty Furniture Cos., Inc.	1,060	34,651
Hibbett Sports, Inc.(a)	1,036	58,482
L Brands, Inc.(a)	14,813	603,778
Leslie’s Inc.(a)(b)	3,105	88,803
Lithia Motors, Inc., Class A	1,673	533,152
Lumber Liquidators Holdings, Inc.(a)	1,780	49,769
MarineMax, Inc.(a)	1,240	51,869
Michaels Cos., Inc.(a)	4,638	71,889
Monro, Inc.	2,048	119,747
Murphy USA, Inc.	1,719	214,136
National Vision Holdings, Inc.(a)	5,008	232,221
ODP Corp.(a)	3,243	138,444
OneWater Marine, Inc., Class A(a)	501	16,197
Penske Automotive Group, Inc.	2,168	129,733
Rent-A-Center, Inc.	3,301	142,933
RH(a)	1,025	487,244
Sally Beauty Holdings, Inc.(a)(b)	7,070	106,757
Shoe Carnival, Inc.	569	26,737
Signet Jewelers Ltd.(a)	3,244	131,771
Sleep Number Corp.(a)	1,672	180,141
Sonic Automotive, Inc., Class A	1,478	60,495
Sportsman’s Warehouse Holdings, Inc.(a)	2,636	46,183
Tilly’s, Inc., Class A(a)	1,454	14,249
Urban Outfitters, Inc.(a)	4,288	117,620
Vroom Inc.(a)(b)	1,733	63,826

Security	Shares	Value

Specialty Retail (continued)
Williams-Sonoma, Inc.	5,021	$647,307
Winmark Corp.	186	31,737
Zumiez, Inc.(a)	1,301	56,047

		9,817,126

Technology Hardware, Storage & Peripherals — 0.4%
3D Systems Corp.(a)(b)	8,290	294,626
Avid Technology, Inc.(a)	1,999	34,063
Contra Technologies	311	4,078
Corsair Gaming, Inc.(a)(b)	886	33,473
Diebold Nixdorf, Inc.(a)	4,353	59,462
Eastman Kodak Co.(a)	1,013	9,715
Immersion Corp.(a)	1,332	16,850
Intevac, Inc.(a)	1,310	8,777
NCR Corp.(a)	7,945	265,045
Pure Storage, Inc., Class A(a)(b)	15,123	349,795
Quantum Corp.(a)	1,685	12,014
Super Micro Computer Inc.(a)	2,776	86,056
Xerox Holdings Corp.	10,795	227,019

		1,400,973

Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd.(a)	9,238	384,855
Carter’s, Inc.(a)	2,799	246,424
Columbia Sportswear Co.(a)	1,924	168,273
Crocs, Inc.(a)	4,164	291,563
Deckers Outdoor Corp.(a)	1,749	510,673
Fossil Group, Inc.(a)	2,890	41,905
G-III Apparel Group Ltd.(a)(b)	2,730	73,819
Hanesbrands, Inc.	22,449	343,245
Kontoor Brands, Inc.	3,190	115,223
Lakeland Industries, Inc.(a)	445	12,371
Movado Group, Inc.	1,037	21,424
Oxford Industries, Inc.	1,008	65,762
PVH Corp.(a)	4,580	390,491
Ralph Lauren Corp.(a)	3,069	310,123
Rocky Brands, Inc.	446	15,369
Skechers USA, Inc., Class A(a)	8,360	288,253
Steven Madden Ltd.(a)	5,135	172,536
Superior Group of Cos., Inc.	682	15,570
Tapestry, Inc.(a)	17,920	566,630
Under Armour, Inc., Class A(a)	11,704	204,820
Under Armour, Inc., Class C(a)	13,246	198,293
Unifi, Inc.(a)	1,307	31,303
Vera Bradley, Inc.(a)(b)	1,270	10,732
Wolverine World Wide, Inc.	5,002	143,257

		4,622,914

Thrifts & Mortgage Finance — 0.9%
Axos Financial, Inc.(a)	3,489	135,896
Bogota Financial Corp.(a)	523	4,744
Bridgewater Bancshares, Inc.(a)	1,386	17,796
Capitol Federal Financial, Inc.	8,189	101,707
Columbia Financial, Inc.(a)	3,527	54,386
ESSA Bancorp, Inc.	470	6,712
Essent Group Ltd.	7,198	301,092
Federal Agricultural Mortgage Corp., Class C	566	43,016
Flagstar Bancorp, Inc.	3,008	128,893
FS Bancorp, Inc.	192	10,295
Greene County Bancorp, Inc.	113	2,680
Hingham Institution for Savings	87	19,076
Home Bancorp, Inc.	574	16,164
HomeStreet, Inc.	1,307	47,575
Kearny Financial Corp.	4,763	49,297

42	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Luther Burbank Corp.	1,439	$14,088
Merchants Bancorp	617	18,399
Meridian Bancorp, Inc.	2,870	43,480
Meta Financial Group, Inc.	2,000	77,260
MGIC Investment Corp.	21,127	247,608
MMA Capital Holdings, Inc.(a)	195	4,618
Mr Cooper Group, Inc.(a)	4,786	130,323
New York Community Bancorp, Inc.	28,210	295,077
NMI Holdings, Inc., Class A(a)	5,143	109,083
Northfield Bancorp, Inc.	2,802	34,633
Northwest Bancshares, Inc.	7,141	91,048
OP Bancorp	872	6,618
PCSB Financial Corp.	942	13,880
PennyMac Financial Services, Inc.	2,642	153,236
Pioneer Bancorp, Inc.(a)(b)	699	7,305
Ponce de Leon Federal Bank(a)	718	6,764
Premier Financial Corp.	2,197	60,989
Provident Bancorp, Inc.	937	10,804
Provident Financial Holdings, Inc.	238	3,820
Provident Financial Services, Inc.	4,454	82,488
Prudential Bancorp, Inc.	593	7,003
Radian Group, Inc.	12,452	239,078
Riverview Bancorp, Inc.	1,280	6,669
Security National Financial Corp., Class A(a)	693	5,960
Southern Missouri Bancorp, Inc.	443	13,578
Standard AVB Financial Corp.	246	8,071
Sterling Bancorp, Inc.(a)	690	3,229
Territorial Bancorp, Inc.	588	14,030
TFS Financial Corp.	3,037	53,664
Timberland Bancorp, Inc.	537	13,559
TrustCo Bank Corp. NY	5,344	33,240
Walker & Dunlop, Inc.	1,913	157,478
Washington Federal, Inc.	5,064	132,575
Waterstone Financial, Inc.	1,519	28,056
Western New England Bancorp, Inc.	1,370	8,782
WSFS Financial Corp.	3,564	153,145

		3,228,967

Tobacco — 0.1%
Turning Point Brands, Inc.	752	35,419
Universal Corp.	1,503	68,943
Vector Group Ltd.	8,754	102,772

		207,134

Trading Companies & Distributors — 0.9%
Air Lease Corp.	6,986	276,855
Alta Equipment Group, Inc.(a)	981	9,310
Applied Industrial Technologies, Inc.	2,395	168,584
Beacon Roofing Supply, Inc.(a)	3,391	134,860
Boise Cascade Co.	2,423	115,408
CAI International, Inc.	1,010	32,795
DXP Enterprises, Inc.(a)	1,030	23,886
EVI Industries, Inc.(a)	255	9,157
GATX Corp.	2,406	223,277
General Finance Corp.(a)	582	4,295
GMS, Inc.(a)	2,571	74,533
H&E Equipment Services, Inc.	2,004	55,070
Herc Holdings, Inc.(a)	1,562	99,937

Security	Shares	Value

Trading Companies & Distributors (continued)
Lawson Products, Inc.(a)	284	$14,084
MRC Global, Inc.(a)	4,587	31,696
MSC Industrial Direct Co., Inc., Class A	2,806	217,661
Nesco Holdings, Inc.(a)	1,075	8,192
NOW, Inc.(a)	6,786	56,256
Rush Enterprises, Inc., Class A	2,484	104,303
Rush Enterprises, Inc., Class B	502	19,442
SiteOne Landscape Supply, Inc.(a)(b)	2,828	445,919
Systemax, Inc.	775	29,783
Textainer Group Holdings Ltd.(a)(b)	3,465	62,751
Titan Machinery, Inc.(a)	1,152	24,538
Transcat, Inc.(a)	421	15,396
Triton International Ltd.	4,018	186,194
Univar Solutions, Inc.(a)	11,175	207,743
Veritiv Corp.(a)	697	12,769
Watsco, Inc.	2,076	495,105
WESCO International, Inc.(a)	3,221	245,150
Willis Lease Finance Corp.(a)	123	3,410

		3,408,359

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	4,611	128,140

Water Utilities — 0.3%
American States Water Co.	2,299	177,621
Artesian Resources Corp., Class A	484	19,786
Cadiz, Inc.(a)(b)	1,379	15,389
California Water Service Group	3,075	168,018
Consolidated Water Co. Ltd.	675	8,552
Essential Utilities, Inc.	14,040	650,052
Global Water Resources, Inc.	556	8,935
Middlesex Water Co.	1,052	83,739
Pure Cycle Corp.(a)	1,157	12,345
SJW Group	1,634	108,122
York Water Co.	754	32,754

		1,285,313

Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc.(a)(b)	2,748	31,712
Gogo, Inc.(a)	3,476	46,579
Shenandoah Telecommunications Co.	3,005	116,804
Spok Holdings, Inc.	1,110	12,343
Telephone & Data Systems, Inc.	6,940	130,125
United States Cellular Corp.(a)	910	28,374

		365,937

Total Common Stocks — 98.7% (Cost: $264,183,813)		368,047,834

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Equity Funds(e) — 0.4%
iShares Russell 2000 ETF(b)	3,584	$736,727
iShares Russell Mid-Cap ETF	10,786	737,223

		1,473,950

Total Investment Companies — 0.4% (Cost: $1,364,484)		1,473,950

Total Long-Term Investments — 99.1% (Cost: $265,548,297)		369,521,784

Short-Term Securities

Money Market Funds — 7.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.17%(e)(f)(g)	23,890,778	23,905,113
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(e)(f)	2,717,586	2,717,586

Total Short-Term Securities — 7.2% (Cost: $26,610,447)		26,622,699

Total Investments — 106.3% (Cost: $292,158,744)		396,144,483

Liabilities in Excess of Other Assets — (6.3)%		(23,368,004)

Net Assets — 100.0%		$372,776,479

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six-months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$23,604,101	$313,209	(a)	$—	$(3,571)	$(8,626)	$23,905,113	23,890,778	$113,347	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,890,700	826,886	(a)	—	—	—	2,717,586	2,717,586	1,067		—
iShares Russell 2000 ETF	1,054,950	17,335,128		(18,047,882)	453,253	(58,722)	736,727	3,584	12,723		—
iShares Russell Mid-Cap ETF	989,672	12,661,276		(13,116,189)	280,585	(78,121)	737,223	10,786	9,110		—
PennyMac Financial Services, Inc.(c)	136,238	16,404		(26,328)	7,440	(17,482)	N/A	N/A	820		—
PennyMac Mortgage Investment Trust(c)	105,447	17,823		(9,636)	(2,977)	(14,734)	N/A	N/A	5,300		—

					$734,730	$(177,685)	$28,096,649		$142,367		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer an affiliate.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

44	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Small/Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	13	03/19/21	$1,344	$(43,324)
S&P MidCap 400 E-Mini	6	03/19/21	1,401	(47,928)

				$(91,252)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$91,252	$—	$—	$—	$91,252

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$703,821	$—	$—	$—	$703,821

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(90,581)	$—	$—	$—	$(90,581)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$2,651,055

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$5,303,149	$—	$—	$5,303,149
Air Freight & Logistics	1,112,179	—	—	1,112,179
Airlines	1,922,404	—	—	1,922,404
Auto Components	4,065,539	—	—	4,065,539

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Automobiles	$953,178	$—	$—	$953,178
Banks	21,111,981	—	—	21,111,981
Beverages	1,051,846	—	—	1,051,846
Biotechnology	23,472,723	—	2,021	23,474,744
Building Products	6,764,901	—	—	6,764,901
Capital Markets	6,853,468	—	—	6,853,468
Chemicals	8,897,159	—	—	8,897,159
Commercial Services & Supplies	4,690,241	—	—	4,690,241
Communications Equipment	2,909,192	—	—	2,909,192
Construction & Engineering	4,461,498	—	—	4,461,498
Construction Materials	528,434	—	—	528,434
Consumer Finance	3,093,854	—	—	3,093,854
Containers & Packaging	4,943,832	—	—	4,943,832
Distributors	995,126	—	—	995,126
Diversified Consumer Services	4,112,019	—	—	4,112,019
Diversified Financial Services	1,054,046	—	—	1,054,046
Diversified Telecommunication Services	1,280,782	—	—	1,280,782
Electric Utilities	4,065,357	—	—	4,065,357
Electrical Equipment	7,127,769	—	—	7,127,769
Electronic Equipment, Instruments & Components	8,599,902	—	—	8,599,902
Energy Equipment & Services	1,616,555	—	—	1,616,555
Entertainment	1,577,623	—	—	1,577,623
Equity Real Estate Investment Trusts (REITs)	25,419,914	—	—	25,419,914
Food & Staples Retailing	2,620,436	—	—	2,620,436
Food Products	5,705,170	—	—	5,705,170
Gas Utilities	2,083,198	—	—	2,083,198
Health Care Equipment & Supplies	10,172,702	—	—	10,172,702
Health Care Providers & Services	8,463,182	—	—	8,463,182
Health Care Technology	2,615,987	—	—	2,615,987
Hotels, Restaurants & Leisure	9,684,435	—	—	9,684,435
Household Durables	7,366,796	—	—	7,366,796
Household Products	860,597	—	—	860,597
Independent Power and Renewable Electricity Producers	1,669,409	—	—	1,669,409
Industrial Conglomerates	547,283	—	—	547,283
Insurance	11,452,344	—	—	11,452,344
Interactive Media & Services	2,579,584	—	—	2,579,584
Internet & Direct Marketing Retail	3,855,539	—	—	3,855,539
IT Services	11,916,598	—	—	11,916,598
Leisure Products	2,369,354	—	—	2,369,354
Life Sciences Tools & Services	9,141,205	—	—	9,141,205
Machinery	13,819,625	—	—	13,819,625
Marine	480,469	—	—	480,469
Media	4,816,929	—	—	4,816,929
Metals & Mining	3,919,272	1,286	—	3,920,558
Mortgage Real Estate Investment Trusts (REITs)	3,033,761	—	—	3,033,761
Multi-line Retail	1,482,769	—	—	1,482,769
Multi-Utilities	963,480	—	—	963,480
Oil, Gas & Consumable Fuels	6,283,508	—	—	6,283,508
Paper & Forest Products	608,956	—	—	608,956
Personal Products	1,230,341	—	—	1,230,341
Pharmaceuticals	5,982,442	—	—	5,982,442
Professional Services	3,843,131	—	—	3,843,131
Real Estate Management & Development	2,043,574	—	—	2,043,574
Road & Rail	2,044,110	—	—	2,044,110
Semiconductors & Semiconductor Equipment	14,376,657	—	—	14,376,657
Software	27,562,150	—	—	27,562,150
Specialty Retail	9,817,126	—	—	9,817,126
Technology Hardware, Storage & Peripherals	1,396,895	4,078	—	1,400,973
Textiles, Apparel & Luxury Goods	4,622,914	—	—	4,622,914
Thrifts & Mortgage Finance	3,228,967	—	—	3,228,967
Tobacco	207,134	—	—	207,134
Trading Companies & Distributors	3,408,359	—	—	3,408,359
Transportation Infrastructure	128,140	—	—	128,140

46	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Water Utilities	$1,285,313	$—	$—	$1,285,313
Wireless Telecommunication Services	365,937	—	—	365,937
Investment Companies	1,473,950	—	—	1,473,950
Short-Term Securities
Money Market Funds	26,622,699	—	—	26,622,699

	$396,137,098	$5,364	$2,021	$396,144,483

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(91,252)	$—	$—	$(91,252)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) January 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
AAR Corp.	1,153	$38,683
Aerojet Rocketdyne Holdings, Inc.(a)	3,051	158,774
AeroVironment, Inc.(a)(b)	868	99,620
Astronics Corp.(a)	802	9,993
Axon Enterprise, Inc.(a)(b)	2,357	386,925
Boeing Co.	20,916	4,061,678
BWX Technologies, Inc.	3,650	196,808
Cubic Corp.	1,334	81,614
Curtiss-Wright Corp.	1,708	177,273
Ducommun, Inc.(a)	463	22,844
General Dynamics Corp.	9,860	1,446,265
HEICO Corp.	1,729	203,572
HEICO Corp., Class A	3,002	319,143
Hexcel Corp.	3,454	150,802
Howmet Aerospace, Inc.	15,730	386,643
Huntington Ingalls Industries, Inc.	1,523	239,614
Kaman Corp.	920	46,331
Kratos Defense & Security Solutions, Inc.(a)	4,572	121,341
L3Harris Technologies, Inc.	8,199	1,406,211
Lockheed Martin Corp.	9,736	3,133,240
Maxar Technologies, Inc.	2,487	104,131
Mercury Systems, Inc.(a)	2,137	151,855
Moog, Inc., Class A	1,168	86,280
National Presto Industries, Inc.	228	20,385
Northrop Grumman Corp.	6,084	1,743,735
PAE, Inc.(a)	2,523	20,941
Park Aerospace Corp.	658	8,738
Parsons Corp.(a)	762	27,173
Raytheon Technologies Corp.	55,885	3,729,206
Spirit AeroSystems Holdings, Inc., Class A(b)	4,322	146,386
Teledyne Technologies, Inc.(a)	1,387	495,173
Textron, Inc.	8,945	404,851
TransDigm Group, Inc.(a)	2,018	1,116,519
Triumph Group, Inc.	1,724	18,671
Vectrus, Inc.(a)	359	18,453
Virgin Galactic Holdings Inc.(a)(b)	2,449	108,466

		20,888,337

Air Freight & Logistics — 0.6%
Air Transport Services Group, Inc.(a)	2,478	62,966
Atlas Air Worldwide Holdings, Inc.(a)	1,045	54,152
C.H. Robinson Worldwide, Inc.	5,143	440,035
Echo Global Logistics, Inc.(a)	852	22,433
Expeditors International of Washington, Inc.	6,833	611,690
FedEx Corp.	9,534	2,243,732
Forward Air Corp.	1,054	75,561
Hub Group, Inc., Class A(a)	1,423	74,893
Radiant Logistics, Inc.(a)	1,065	6,177
United Parcel Service, Inc., Class B	27,990	4,338,450
XPO Logistics, Inc.(a)	3,506	387,097

		8,317,186

Airlines — 0.2%
Alaska Air Group, Inc.	4,726	230,770
Allegiant Travel Co.	451	81,852
American Airlines Group, Inc.(b)	21,587	370,649
Copa Holdings SA, Class A	1,182	91,451
Delta Air Lines, Inc.	24,721	938,409
Hawaiian Holdings, Inc.	1,545	30,236
JetBlue Airways Corp.(a)	10,526	150,943
Mesa Air Group, Inc.(a)	1,258	8,215

Security	Shares	Value

Airlines (continued)
SkyWest, Inc.	1,783	$69,519
Southwest Airlines Co.	23,686	1,040,763
Spirit Airlines, Inc.(a)(b)	3,449	89,467
United Airlines Holdings, Inc.(a)	11,475	458,885

		3,561,159

Auto Components — 0.3%
Adient PLC(a)	3,299	106,525
American Axle & Manufacturing Holdings, Inc.(a)	3,615	31,848
Aptiv PLC	10,405	1,390,108
BorgWarner, Inc.	9,375	393,656
Cooper Tire & Rubber Co.	1,783	65,525
Cooper-Standard Holdings, Inc.(a)	597	18,214
Dana, Inc.	6,092	117,941
Dorman Products, Inc.(a)	1,032	93,737
Fox Factory Holding Corp.(a)	1,655	198,004
Gentex Corp.	9,797	323,791
Gentherm, Inc.(a)	1,168	71,552
Goodyear Tire & Rubber Co.	7,992	84,316
LCI Industries	998	129,121
Lear Corp.	2,287	344,788
Modine Manufacturing Co.(a)	1,640	20,582
Motorcar Parts of America, Inc.(a)	702	15,886
Patrick Industries, Inc.	988	68,231
Standard Motor Products, Inc.	1,011	39,662
Stoneridge, Inc.(a)	828	22,729
Tenneco, Inc., Class A(a)	1,503	15,180
Visteon Corp.(a)	1,019	129,902
Workhorse Group, Inc.(a)(b)	3,665	125,783
XPEL Inc.(a)	752	36,104

		3,843,185

Automobiles — 1.9%
Ford Motor Co.	156,117	1,643,912
General Motors Co.	48,985	2,482,560
Harley-Davidson, Inc.	6,145	246,353
Tesla, Inc.(a)	29,565	23,460,715
Thor Industries, Inc.	2,213	267,795
Winnebago Industries, Inc.	1,188	82,043

		28,183,378

Banks — 3.9%
1st Source Corp.	411	16,173
ACNB Corp.	387	9,694
Allegiance Bancshares, Inc.	408	14,353
Altabancorp	363	11,692
Amalgamated Bank, Class A	666	9,764
Amerant Bancorp, Inc.(a)	643	9,169
American National Bankshares, Inc.	234	6,540
Ameris Bancorp	2,122	82,991
Ames National Corp.	233	5,245
Arrow Financial Corp.	482	14,171
Associated Banc-Corp.	5,634	101,074
Atlantic Capital Bancshares, Inc.(a)	685	12,255
Atlantic Union Bankshares Corp.	3,213	105,515
Banc of California, Inc.	1,360	22,916
BancFirst Corp.	744	42,877
Bancorp, Inc.(a)	1,904	31,930
BancorpSouth Bank	4,569	126,333
Bank First Corp.	309	20,400
Bank of America Corp.	303,088	8,986,559
Bank of Commerce Holdings	737	7,466
Bank of Hawaii Corp.	1,589	124,244
Bank of Marin Bancorp	316	11,736

48	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Bank of NT Butterfield & Son Ltd.	2,038	$61,976
Bank of Princeton	383	8,932
Bank OZK	5,100	189,516
BankFinancial Corp.	603	5,113
BankUnited, Inc.	3,569	123,666
Bankwell Financial Group, Inc.	364	7,080
Banner Corp.	981	43,390
Bar Harbor Bankshares	399	8,582
Baycom Corp.(a)	382	5,615
Berkshire Hills Bancorp, Inc.	2,000	33,160
BOK Financial Corp.	1,176	86,859
Boston Private Financial Holdings, Inc.	3,138	38,252
Brookline Bancorp, Inc.	2,260	28,453
Bryn Mawr Bank Corp.	476	14,794
Business First Bancshares, Inc.	1,155	23,447
Byline Bancorp, Inc.	413	6,637
C&F Financial Corp.	148	5,827
Cadence BanCorp.	4,445	79,654
Cambridge Bancorp	245	18,008
Camden National Corp.	528	19,826
Capital City Bank Group, Inc.	363	8,106
Carter Bankshares, Inc.	1,048	10,490
Cathay General Bancorp	3,357	113,534
CBTX, Inc.	506	13,318
Central Pacific Financial Corp.	427	8,489
Central Valley Community Bancorp	191	2,922
Century Bancorp, Inc., Class A	231	18,295
Chemung Financial Corp.	179	5,989
ChoiceOne Financial Services, Inc.	423	10,888
CIT Group, Inc.	3,915	144,463
Citigroup, Inc.	81,569	4,730,186
Citizens & Northern Corp.	381	7,281
Citizens Financial Group, Inc.	16,608	605,196
City Holding Co.	442	30,520
Civista Bancshares, Inc.	808	13,776
CNB Financial Corp.	283	5,951
Codorus Valley Bancorp, Inc.	340	5,372
Columbia Banking System, Inc.	2,735	105,352
Comerica, Inc.	5,394	308,537
Commerce Bancshares, Inc.	4,275	285,784
Community Bank System, Inc.	1,925	124,836
Community Trust Bancorp, Inc.	487	17,756
ConnectOne Bancorp, Inc.	960	20,400
CrossFirst Bankshares, Inc.(a)	2,745	31,567
Cullen/Frost Bankers, Inc.	2,139	197,301
Customers Bancorp, Inc.(a)	1,068	23,731
CVB Financial Corp.	5,185	100,745
Dime Community Bancshares, Inc.	1,364	24,836
Eagle Bancorp, Inc.	1,044	44,360
East West Bancorp, Inc.	5,416	324,635
Eastern Bankshares, Inc.(a)	5,657	90,173
Enterprise Bancorp, Inc.	214	5,423
Enterprise Financial Services Corp.	1,294	45,691
Equity Bancshares, Inc., Class A(a)	361	7,971
Esquire Financial Holdings, Inc.(a)	695	15,346
Farmers & Merchants Bancorp, Inc./Archbold	870	19,923
Farmers National Banc Corp.	551	7,339
FB Financial Corp.	1,697	63,400
Fidelity D&D Bancorp, Inc.	168	8,267
Fifth Third Bancorp	27,712	801,708
Financial Institutions, Inc.	439	10,049
First Bancorp, Inc.	314	7,545
First BanCorp, Puerto Rico	7,080	64,428

Security	Shares	Value

Banks (continued)
First Bancorp/Southern Pines NC	897	$30,552
First Bancshares, Inc.	1,176	35,209
First Bank/Hamilton	1,767	15,991
First Busey Corp.	6,381	131,895
First Business Financial Services, Inc.	443	8,532
First Capital, Inc.	165	7,918
First Choice Bancorp	314	6,173
First Citizens BancShares, Inc., Class A	269	160,321
First Commonwealth Financial Corp.	3,047	35,741
First Community Bancshares, Inc.	576	12,361
First Financial Bancorp	3,534	64,743
First Financial Bankshares, Inc.	5,165	195,650
First Financial Corp.	515	19,771
First Foundation, Inc.	1,126	22,813
First Hawaiian, Inc.	5,055	117,529
First Horizon Corp.	22,768	316,248
First Internet Bancorp	258	7,900
First Interstate Bancsystem, Inc., Class A	1,728	66,804
First Merchants Corp.	2,071	78,015
First Mid Bancshares, Inc.	285	9,653
First Midwest Bancorp, Inc.	3,526	58,285
First Northwest Bancorp	1,308	17,920
First of Long Island Corp.	640	10,707
First Republic Bank	6,818	988,542
Flushing Financial Corp.	756	13,820
FNB Corp.	12,170	119,996
Fulton Financial Corp.	6,228	83,455
FVCBankcorp, Inc.(a)	685	10,570
German American Bancorp, Inc.	1,941	65,664
Glacier Bancorp, Inc.	3,811	177,783
Great Southern Bancorp, Inc.	266	13,079
Great Western Bancorp, Inc.	1,846	44,304
Guaranty Bancshares, Inc.	270	9,013
Hancock Whitney Corp.	3,184	108,702
Hanmi Financial Corp.	907	12,535
HarborOne Bancorp, Inc.(a)	5,845	63,477
Heartland Financial USA, Inc.	1,223	52,173
Heritage Commerce Corp.	1,357	11,914
Heritage Financial Corp.	1,053	24,851
Hilltop Holdings, Inc.	2,641	79,336
Home BancShares, Inc.	5,919	125,483
HomeTrust Bancshares, Inc.	642	13,482
Hope Bancorp, Inc.	3,638	40,673
Horizon Bancorp	897	14,200
Howard Bancorp, Inc.(a)	467	5,651
Huntington Bancshares, Inc.	37,606	497,339
Independent Bank Corp.	2,109	107,012
Independent Bank Group, Inc.	1,357	83,347
International Bancshares Corp.	2,159	81,632
Investar Holding Corp.	897	14,469
Investors Bancorp, Inc.	8,514	97,996
JPMorgan Chase & Co.	118,688	15,271,585
KeyCorp.	37,766	636,735
Lakeland Bancorp, Inc.	1,021	13,385
Lakeland Financial Corp.	1,121	65,803
LCNB Corp.	345	5,306
Live Oak Bancshares, Inc.	1,286	51,286
M&T Bank Corp.	5,112	677,187
Macatawa Bank Corp.	816	6,773
MainStreet Bancshares, Inc.(a)	536	9,155
Mercantile Bank Corp.	497	13,494
Metrocity Bankshares, Inc.	765	10,894
Metropolitan Bank Holding Corp.(a)	180	7,139

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Midland States Bancorp, Inc.	963	$17,710
MidWestOne Financial Group, Inc.	266	6,541
National Bank Holdings Corp., Class A	890	29,610
National Bankshares, Inc.	185	5,735
NBT Bancorp, Inc.	1,281	42,286
Nicolet Bankshares, Inc.(a)	324	21,964
Northrim BanCorp, Inc.	226	7,259
Norwood Financial Corp.	331	8,169
Oak Valley Bancorp	65	1,011
OceanFirst Financial Corp.	1,828	33,196
OFG Bancorp	1,912	32,848
Ohio Valley Banc Corp.	173	3,718
Old National Bancorp	5,681	95,384
Old Second Bancorp, Inc.	606	5,951
Origin Bancorp, Inc.	454	14,342
Orrstown Financial Services, Inc.	348	6,024
Pacific Premier Bancorp, Inc.	4,607	153,183
PacWest Bancorp	4,991	150,678
Park National Corp.	615	66,426
Peapack Gladstone Financial Corp.	523	12,301
Penns Woods Bancorp, Inc.	243	5,234
Peoples Bancorp, Inc.	664	20,252
Peoples Financial Services Corp.	546	19,667
People’s United Financial, Inc.	17,555	239,801
Pinnacle Financial Partners, Inc.	3,063	209,907
PNC Financial Services Group, Inc.	16,541	2,373,964
Popular, Inc.	3,484	197,717
Preferred Bank	405	19,557
Premier Financial Bancorp, Inc.	500	7,685
Prosperity Bancshares, Inc.	3,532	238,198
QCR Holdings, Inc.	413	16,016
RBB Bancorp	350	5,810
Red River Bancshares, Inc.	282	13,136
Regions Financial Corp.	37,721	641,634
Reliant Bancorp, Inc.	1,151	23,653
Renasant Corp.	1,899	67,225
Republic Bancorp, Inc., Class A	204	7,362
Republic First Bancorp, Inc.(a)	1,213	3,396
S&T Bancorp, Inc.	1,347	34,214
Sandy Spring Bancorp, Inc.	2,975	98,859
Seacoast Banking Corp. of Florida(a)	1,610	49,024
Select Bancorp, Inc.(a)	1,948	18,389
ServisFirst Bancshares, Inc.	2,269	93,211
Sierra Bancorp	304	6,648
Signature Bank	2,085	344,421
Silvergate Capital Corp., Class A(a)	833	77,519
Simmons First National Corp., Class A	3,421	84,499
SmartFinancial, Inc.	348	6,890
South State Corp.	2,712	189,135
Southern First Bancshares, Inc.(a)	161	6,456
Southern National Bancorp of Virginia, Inc.	518	6,252
Southside Bancshares, Inc.	1,208	37,895
Spirit of Texas Bancshares, Inc.	929	16,666
Sterling Bancorp	7,510	138,635
Stock Yards Bancorp, Inc.	675	30,510
Summit Financial Group, Inc.	488	10,102
SVB Financial Group(a)	1,995	873,371
Synovus Financial Corp.	5,771	214,681
TCF Financial Corp.	5,888	228,808
Texas Capital Bancshares, Inc.(a)	1,902	114,538
Tompkins Financial Corp.	571	38,183
TowneBank	2,464	57,165

Security	Shares	Value

Banks (continued)
Trico Bancshares	1,297	$48,378
TriState Capital Holdings, Inc.(a)	771	14,148
Triumph Bancorp, Inc.(a)	785	45,012
Truist Financial Corp.	52,991	2,542,508
Trustmark Corp.	2,824	77,575
U.S. Bancorp	53,851	2,307,515
UMB Financial Corp.	1,754	124,481
Umpqua Holdings Corp.	8,017	116,327
United Bankshares, Inc.	4,794	151,778
United Community Banks, Inc.	2,390	71,294
Unity Bancorp, Inc.	498	9,362
Univest Financial Corp.	855	19,195
Valley National Bancorp	14,971	152,854
Veritex Holdings, Inc.	1,506	38,493
Washington Trust Bancorp, Inc.	832	36,259
Webster Financial Corp.	3,366	157,360
Wells Fargo & Co.	147,087	4,394,960
WesBanco, Inc.	2,638	76,502
West BanCorp., Inc.	346	7,128
Westamerica BanCorp.	987	55,094
Western Alliance Bancorp	3,980	271,356
Wintrust Financial Corp.	2,100	126,399
Zions Bancorp NA	6,305	278,303

		58,956,636

Beverages — 1.3%
Boston Beer Co., Inc., Class A(a)	340	311,743
Brown-Forman Corp., Class A	1,920	126,950
Brown-Forman Corp., Class B	6,938	497,247
Celsius Holdings, Inc.(a)	1,729	92,329
Coca-Cola Co.	151,276	7,283,939
Coca-Cola Consolidated, Inc.(b)	211	56,307
Constellation Brands, Inc., Class A	6,245	1,317,258
Keurig Dr Pepper, Inc.	18,208	579,014
MGP Ingredients, Inc.(b)	444	25,708
Molson Coors Beverage Co., Class B	6,741	338,129
Monster Beverage Corp.(a)	14,315	1,242,971
National Beverage Corp.(b)	405	61,374
NewAge, Inc.(a)(b)	4,799	14,637
PepsiCo, Inc.	54,130	7,392,534
Primo Water Corp.	6,214	96,006

		19,436,146

Biotechnology — 2.9%
89bio, Inc.(a)	289	5,867
AbbVie, Inc.	68,871	7,057,900
Abeona Therapeutics, Inc.(a)	11,658	22,267
ACADIA Pharmaceuticals, Inc.(a)	4,619	221,943
Acceleron Pharma, Inc.(a)	1,966	227,132
ADMA Biologics, Inc.(a)	2,777	6,165
Aduro Biotech, Inc.(a)(c)	400	1,200
Adverum Biotechnologies, Inc.(a)	3,722	45,892
Aeglea BioTherapeutics, Inc.(a)	2,074	14,414
Affimed NV(a)	4,124	23,631
Agenus, Inc.(a)	8,555	31,482
Agios Pharmaceuticals, Inc.(a)(b)	2,338	109,816
Akebia Therapeutics, Inc.(a)	4,847	15,704
Akero Therapeutics, Inc.(a)(b)	963	28,331
Albireo Pharma, Inc.(a)(b)	609	22,332
Alector, Inc.(a)(b)	1,848	31,120
Alexion Pharmaceuticals, Inc.(a)	8,248	1,264,666
Alkermes PLC(a)	5,821	122,183
Allakos, Inc.(a)	940	125,330
Allogene Therapeutics, Inc.(a)	1,876	65,097

50	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Allovir, Inc.(a)	691	$25,270
Alnylam Pharmaceuticals, Inc.(a)	4,489	675,505
ALX Oncology Holdings, Inc.(a)	357	28,292
Amgen, Inc.	22,796	5,503,638
Amicus Therapeutics, Inc.(a)	9,878	186,793
AnaptysBio, Inc.(a)	865	22,421
Anavex Life Sciences Corp.(a)(b)	2,552	16,027
Anika Therapeutics, Inc.(a)	494	18,283
Apellis Pharmaceuticals, Inc.(a)	2,528	111,915
Applied Therapeutics, Inc.(a)	339	7,099
Aprea Therapeutics, Inc.(a)	341	1,882
Arcturus Therapeutics Holdings, Inc.(a)(b)	826	59,852
Arcus Biosciences, Inc.(a)	2,050	71,197
Arcutis Biotherapeutics, Inc.(a)(b)	480	13,099
Ardelyx, Inc.(a)	2,213	15,026
Arena Pharmaceuticals, Inc.(a)	2,196	163,031
Arrowhead Pharmaceuticals, Inc.(a)	3,955	305,207
Assembly Biosciences, Inc.(a)	1,357	7,572
Atara Biotherapeutics, Inc.(a)	2,603	48,051
Athenex, Inc.(a)	2,643	34,544
Athersys, Inc.(a)(b)	6,963	13,473
Atreca, Inc., Class A(a)	1,687	21,931
Avid Bioservices, Inc.(a)	2,581	37,657
Avidity Biosciences, Inc.(a)	896	20,500
Avrobio, Inc.(a)	1,777	25,429
Beam Therapeutics, Inc.(a)	1,487	143,391
Beyondspring, Inc.(a)	425	5,160
BioCryst Pharmaceuticals, Inc.(a)	7,146	60,884
Biogen, Inc.(a)	6,061	1,712,899
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	1,986	169,247
BioMarin Pharmaceutical, Inc.(a)	6,918	572,672
Bioxcel Therapeutics, Inc.(a)	439	20,334
Black Diamond Therapeutics, Inc.(a)	546	13,524
Bluebird Bio, Inc.(a)	2,767	123,270
Blueprint Medicines Corp.(a)	2,112	204,336
Bridgebio Pharma, Inc.(a)(b)	3,862	219,207
Calithera Biosciences, Inc.(a)	5,258	15,090
CareDx, Inc.(a)	2,042	156,070
CASI Pharmaceuticals, Inc.(a)	1,541	5,178
Catalyst Pharmaceuticals, Inc.(a)	2,952	10,745
Cellular Biomedicine Group, Inc.(a)	498	9,761
CEL-SCI Corp.(a)	1,266	31,587
ChemoCentryx, Inc.(a)	1,939	110,542
Chimerix, Inc.(a)	5,800	49,184
Chinook Therapeutics, Inc.(a)	400	5,668
Clovis Oncology, Inc.(a)(b)	3,846	30,383
Coherus Biosciences, Inc.(a)	2,172	40,834
Concert Pharmaceuticals, Inc.(a)	1,838	19,244
Constellation Pharmaceuticals, Inc.(a)	777	25,618
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	3,028	5,541
Cortexyme, Inc.(a)	681	26,709
Crinetics Pharmaceuticals, Inc.(a)	1,292	18,540
Cue Biopharma, Inc.(a)	690	9,343
Cyclerion Therapeutics, Inc.(a)	437	1,381
Cytokinetics, Inc.(a)	2,748	54,053
CytomX Therapeutics, Inc.(a)	1,362	9,411
Deciphera Pharmaceuticals, Inc.(a)	1,434	63,383
Denali Therapeutics, Inc.(a)	2,477	169,675
Dicerna Pharmaceuticals, Inc.(a)	3,066	68,893
Dyadic International, Inc.(a)	1,211	6,745
Dynavax Technologies Corp.(a)	3,907	24,653
Eagle Pharmaceuticals, Inc.(a)	611	28,515
Editas Medicine, Inc.(a)(b)	2,354	144,418

Security	Shares	Value

Biotechnology (continued)
Eiger Biopharmaceuticals, Inc.(a)	1,014	$9,745
Emergent Biosolutions, Inc.(a)	1,710	182,714
Enanta Pharmaceuticals, Inc.(a)	870	41,812
Epizyme, Inc.(a)	3,608	39,508
Esperion Therapeutics, Inc.(a)(b)	1,000	31,490
Evelo Biosciences, Inc.(a)(b)	1,111	19,498
Exact Sciences Corp.(a)	5,830	799,643
Exelixis, Inc.(a)	11,949	265,387
Fate Therapeutics, Inc.(a)(b)	2,936	266,090
FibroGen, Inc.(a)(b)	3,356	161,692
Five Prime Therapeutics, Inc.(a)	1,283	21,452
Flexion Therapeutics, Inc.(a)(b)	2,257	27,468
Forma Therapeutics Holdings, Inc.(a)	627	24,221
Frequency Therapeutics, Inc.(a)	1,215	47,373
G1 Therapeutics, Inc.(a)	1,196	28,860
Galectin Therapeutics, Inc.(a)	3,667	7,187
Geron Corp.(a)	13,028	23,190
Gilead Sciences, Inc.	49,206	3,227,914
Global Blood Therapeutics, Inc.(a)(b)	2,477	124,147
GlycoMimetics, Inc.(a)	1,052	3,819
Gossamer Bio, Inc.(a)	2,626	26,523
Gritstone Oncology, Inc.(a)	1,243	22,498
Halozyme Therapeutics, Inc.(a)	4,464	212,442
Harpoon Therapeutics, Inc.(a)	690	13,303
Heron Therapeutics, Inc.(a)(b)	3,694	64,128
Homology Medicines, Inc.(a)	2,223	27,009
Ideaya Biosciences, Inc.(a)	828	14,556
IGM Biosciences, Inc.(a)(b)	263	25,074
ImmunoGen, Inc.(a)	7,516	53,589
Immunovant, Inc.(a)(b)	1,328	51,832
Incyte Corp.(a)	7,140	640,815
Inovio Pharmaceuticals, Inc.(a)(b)	5,462	69,641
Insmed, Inc.(a)	3,970	149,232
Intellia Therapeutics, Inc.(a)(b)	1,897	118,790
Intercept Pharmaceuticals, Inc.(a)	997	35,134
Invitae Corp.(a)(b)	4,513	223,484
Ionis Pharmaceuticals, Inc.(a)	5,203	312,544
Iovance Biotherapeutics, Inc.(a)	6,404	280,751
Ironwood Pharmaceuticals, Inc.(a)	7,031	71,857
Kadmon Holdings, Inc.(a)	5,651	27,125
KalVista Pharmaceuticals, Inc.(a)	672	10,214
Karuna Therapeutics, Inc.(a)	589	58,446
Karyopharm Therapeutics, Inc.(a)	2,939	44,761
Keros Therapeutics, Inc.(a)	477	27,213
Kezar Life Sciences, Inc.(a)	2,971	15,776
Kindred Biosciences, Inc.(a)	4,184	20,920
Kiniksa Pharmaceuticals Ltd., Class A(a)	935	18,410
Kodiak Sciences, Inc.(a)	1,278	161,424
Kronos Bio, Inc.(a)	1,459	40,108
Krystal Biotech, Inc.(a)	612	42,656
Kura Oncology, Inc.(a)	2,314	69,304
La Jolla Pharmaceutical Co.(a)(b)	594	3,635
Lexicon Pharmaceuticals, Inc.(a)	1,529	12,094
Ligand Pharmaceuticals, Inc.(a)(b)	631	116,956
MacroGenics, Inc.(a)	2,404	49,138
Madrigal Pharmaceuticals, Inc.(a)(b)	383	45,485
Magenta Therapeutics, Inc.(a)	606	5,357
MannKind Corp.(a)	10,087	35,506
MediciNova, Inc.(a)(b)	1,426	8,228
MEI Pharma, Inc.(a)	4,856	15,685
MeiraGTx Holdings PLC(a)	593	8,498
Mersana Therapeutics, Inc.(a)	1,864	35,528
Minerva Neurosciences, Inc.(a)	1,232	3,930

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Mirati Therapeutics, Inc.(a)	1,640	$336,741
Moderna, Inc.(a)	10,928	1,892,293
Molecular Templates, Inc.(a)	873	9,996
Morphic Holding, Inc.(a)	614	20,667
Myriad Genetics, Inc.(a)	3,078	84,799
NantKwest, Inc.(a)(b)	1,092	20,612
Natera, Inc.(a)	2,751	293,367
Neoleukin Therapeutics, Inc.(a)	1,127	14,200
Neurocrine Biosciences, Inc.(a)	3,643	399,819
NextCure, Inc.(a)	521	6,038
Nkarta, Inc.(a)	599	23,756
Novavax, Inc.(a)	2,344	517,883
Nurix Therapeutics Inc.(a)	663	24,120
OPKO Health, Inc.(a)	16,632	89,979
ORIC Pharmaceuticals, Inc.(a)(b)	831	24,365
Oyster Point Pharma, Inc.(a)(b)	333	6,250
Passage Bio, Inc.(a)(b)	1,051	19,612
Pieris Pharmaceuticals, Inc.(a)	1,775	4,509
PMV Pharmaceuticals, Inc.(a)	649	22,157
Praxis Precision Medicines, Inc.(a)	658	33,486
Precigen, Inc.(a)	2,222	18,887
Precision BioSciences, Inc.(a)	1,437	17,416
Prelude Therapeutics, Inc.(a)	414	26,889
Protagonist Therapeutics, Inc.(a)	1,537	31,831
Prothena Corp. PLC(a)	1,072	12,017
PTC Therapeutics, Inc.(a)	2,470	142,815
Puma Biotechnology, Inc.(a)	955	11,212
Radius Health, Inc.(a)	1,660	31,042
Rapt Therapeutics, Inc.(a)	500	9,960
Regeneron Pharmaceuticals, Inc.(a)	3,841	1,935,249
REGENXBIO, Inc.(a)	1,239	51,208
Relay Therapeutics, Inc.(a)	1,169	57,959
Replimune Group, Inc.(a)	874	33,911
Revolution Medicines, Inc.(a)	1,467	61,819
Rhythm Pharmaceuticals, Inc.(a)	1,350	41,432
Rigel Pharmaceuticals, Inc.(a)	5,790	21,076
Rocket Pharmaceuticals, Inc.(a)(b)	1,295	71,329
Rubius Therapeutics, Inc.(a)(b)	1,723	20,624
Sage Therapeutics, Inc.(a)	2,081	167,833
Sangamo Therapeutics, Inc.(a)	4,375	59,763
Sarepta Therapeutics, Inc.(a)	2,946	263,372
Savara, Inc.(a)	756	1,157
Scholar Rock Holding Corp.(a)	896	53,455
Seagen, Inc.(a)	5,101	837,941
Seres Therapeutics, Inc.(a)	2,088	49,590
Shattuck Labs, Inc.(a)	816	40,482
Solid Biosciences, Inc.(a)	285	1,858
Sorrento Therapeutics, Inc.(a)(b)	9,202	116,497
Spectrum Pharmaceuticals, Inc.(a)(b)	8,396	30,142
Spero Therapeutics, Inc.(a)(b)	858	15,538
SpringWorks Therapeutics, Inc.(a)	863	71,897
Stoke Therapeutics, Inc.(a)	449	27,425
Sutro Biopharma, Inc.(a)	1,308	28,972
Syndax Pharmaceuticals, Inc.(a)	893	17,896
Syros Pharmaceuticals, Inc.(a)	1,897	20,763
TCR2 Therapeutics, Inc.(a)	1,361	35,019
TG Therapeutics, Inc.(a)(b)	4,273	206,258
Translate Bio, Inc.(a)	3,035	72,476
Travere Therapeutics, Inc.(a)	2,163	54,616
Turning Point Therapeutics, Inc.(a)	1,404	176,188
Twist Bioscience Corp.(a)	1,235	203,207
Tyme Technologies, Inc.(a)(b)	7,772	13,368

Security	Shares	Value

Biotechnology (continued)
Ultragenyx Pharmaceutical, Inc.(a)	2,389	$331,092
United Therapeutics Corp.(a)	1,660	271,941
UNITY Biotechnology, Inc.(a)	1,493	8,921
UroGen Pharma Ltd.(a)(b)	839	18,517
Vanda Pharmaceuticals, Inc.(a)	1,628	23,346
VBI Vaccines, Inc.(a)	9,724	31,700
Veracyte, Inc.(a)	2,193	124,343
Verastem, Inc.(a)	8,381	16,343
Vericel Corp.(a)	1,620	66,857
Vertex Pharmaceuticals, Inc.(a)	10,093	2,312,104
Viela Bio, Inc.(a)(b)	817	28,334
Viking Therapeutics, Inc.(a)	2,199	16,075
Vir Biotechnology, Inc.(a)(b)	2,197	141,794
Voyager Therapeutics, Inc.(a)	1,875	14,156
X4 Pharmaceuticals, Inc.(a)	1,130	8,825
XBiotech, Inc.(a)(b)	663	12,418
Xencor, Inc.(a)(b)	2,385	109,114
Y-mAbs Therapeutics, Inc.(a)	1,225	51,462
Zentalis Pharmaceuticals, Inc.(a)	1,077	41,325
ZIOPHARM Oncology, Inc.(a)	9,111	33,802

		42,574,570

Building Products — 0.6%
A O Smith Corp.	5,251	285,129
AAON, Inc.	1,548	114,552
Advanced Drainage Systems, Inc.	2,110	174,033
Allegion PLC	3,554	380,314
Alpha Pro Tech Ltd.(a)(b)	674	9,625
American Woodmark Corp.(a)	609	52,685
Apogee Enterprises, Inc.	840	29,484
Armstrong World Industries, Inc.	1,939	151,649
AZEK Co., Inc.(a)	2,598	103,634
Builders FirstSource, Inc.(a)	7,743	296,170
Caesarstone Ltd.	516	6,491
Carrier Global Corp.	34,569	1,330,906
Cornerstone Building Brands, Inc.(a)	1,292	14,703
CSW Industrials, Inc.	651	75,855
Fortune Brands Home & Security, Inc.	5,358	462,127
Gibraltar Industries, Inc.(a)	1,345	120,552
Griffon Corp.	1,493	33,533
Insteel Industries, Inc.	524	13,226
JELD-WEN Holding, Inc.(a)	2,884	74,955
Johnson Controls International PLC	28,666	1,428,140
Lennox International, Inc.	1,321	363,922
Masco Corp.	10,034	544,947
Masonite International Corp.(a)	1,016	101,092
Owens Corning	4,105	318,548
PGT Innovations, Inc.(a)	2,429	50,305
Quanex Building Products Corp.	1,001	22,012
Resideo Technologies, Inc.(a)	5,039	116,401
Simpson Manufacturing Co., Inc.	1,747	160,724
Trane Technologies PLC	9,341	1,339,032
Trex Co., Inc.(a)	4,518	414,617
UFP Industries, Inc.	2,263	122,066

		8,711,429

Capital Markets — 2.5%
Affiliated Managers Group, Inc.	1,796	197,901
Ameriprise Financial, Inc.	4,492	888,832
Apollo Global Management Inc.	6,728	309,084
Ares Management Corp., Class A	3,906	176,395
Artisan Partners Asset Management, Inc., Class A	2,234	108,126
Assetmark Financial Holdings, Inc.(a)	965	22,214
Associated Capital Group, Inc., Class A	82	2,693

52	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
B. Riley Financial, Inc.	660	$31,812
Bank of New York Mellon Corp.	31,224	1,243,652
BGC Partners, Inc., Class A	10,851	38,521
BlackRock, Inc.(d)	5,713	4,006,298
Blucora, Inc.(a)	1,592	26,364
Brightsphere Investment Group, Inc.	2,330	42,709
Carlyle Group, Inc.	4,866	157,026
Cboe Global Markets, Inc.	4,240	388,935
Charles Schwab Corp.	53,847	2,775,274
CME Group, Inc.	13,882	2,522,915
Cohen & Steers, Inc.	970	63,535
Cowen, Inc., Class A	773	19,441
Diamond Hill Investment Group, Inc.	101	14,971
Donnelley Financial Solutions, Inc.(a)	1,284	22,971
Eaton Vance Corp.	4,384	294,342
Evercore, Inc., Class A	1,624	177,178
FactSet Research Systems, Inc.	1,466	443,230
Federated Hermes, Inc.	3,978	107,406
Focus Financial Partners, Inc., Class A(a)	1,369	65,137
Franklin Resources, Inc.	10,955	288,007
GAMCO Investors, Inc., Class A	133	2,369
Goldman Sachs Group, Inc.	12,850	3,484,534
Greenhill & Co., Inc.	768	8,916
Hamilton Lane, Inc., Class A	1,430	107,779
Houlihan Lokey, Inc.	1,923	124,707
Interactive Brokers Group, Inc., Class A	2,719	166,376
Intercontinental Exchange, Inc.	21,636	2,387,533
Invesco Ltd.	14,946	307,738
KKR & Co., Inc.	20,733	807,550
Lazard Ltd., Class A	4,012	165,294
LPL Financial Holdings, Inc.	2,987	323,612
MarketAxess Holdings, Inc.	1,423	769,501
Moelis & Co., Class A	2,204	109,561
Moody’s Corp.	6,303	1,678,237
Morgan Stanley	51,681	3,465,211
Morningstar, Inc.	843	193,797
MSCI, Inc.	3,219	1,272,471
Nasdaq, Inc.	4,447	601,546
Northern Trust Corp.	7,529	671,512
Oppenheimer Holdings, Inc., Class A	269	9,326
Piper Sandler Cos	741	67,676
PJT Partners, Inc., Class A	1,005	69,335
Pzena Investment Management, Inc., Class A	1,238	10,275
Raymond James Financial, Inc.	4,802	479,864
S&P Global, Inc.	9,388	2,975,996
Safeguard Scientifics, Inc.(a)	589	4,023
Sculptor Capital Management, Inc.	904	15,332
SEI Investments Co.	4,008	211,823
State Street Corp.	13,623	953,610
StepStone Group, Inc., Class A(a)	1,247	43,795
Stifel Financial Corp.	3,741	193,859
StoneX Group, Inc.(a)	561	30,025
T. Rowe Price Group, Inc.	8,830	1,381,718
Tradeweb Markets, Inc., Class A	3,328	202,309
Virtu Financial, Inc., Class A	2,551	70,841
Virtus Investment Partners, Inc.	267	56,070
Waddell & Reed Financial, Inc., Class A	2,763	69,876
Westwood Holdings Group, Inc.	168	1,989
WisdomTree Investments, Inc.	7,586	40,471

		37,971,426

Chemicals — 1.8%
Advanced Emissions Solutions, Inc.	1,200	6,084

Security	Shares	Value

Chemicals (continued)
AdvanSix, Inc.(a)	1,050	$22,386
Air Products & Chemicals, Inc.	8,635	2,303,473
Albemarle Corp.	4,051	658,936
American Vanguard Corp.	632	10,460
Amyris, Inc.(a)(b)	7,878	74,053
Ashland Global Holdings, Inc.	2,076	166,059
Avient Corp.	3,629	139,462
Axalta Coating Systems Ltd.(a)	8,070	217,809
Balchem Corp.	1,257	134,537
Cabot Corp.	1,967	86,371
Celanese Corp.	4,626	565,066
CF Industries Holdings, Inc.	8,468	350,406
Chase Corp.	398	39,896
Chemours Co.	6,459	170,130
Corteva, Inc.	28,776	1,147,011
Dow, Inc.	29,127	1,511,691
DuPont de Nemours, Inc.(b)	28,758	2,284,823
Eastman Chemical Co.	5,196	511,027
Ecolab, Inc.	9,771	1,998,267
Element Solutions, Inc.	8,319	141,673
Ferro Corp.(a)	3,505	48,334
FMC Corp.	5,053	547,189
FutureFuel Corp.	1,697	22,570
GCP Applied Technologies, Inc.(a)	1,984	49,183
Hawkins, Inc.	210	11,535
HB Fuller Co.	2,152	109,515
Huntsman Corp.	7,868	207,873
Ingevity Corp.(a)	1,501	98,601
Innospec, Inc.	862	75,675
International Flavors & Fragrances, Inc.(b)	4,196	471,546
Intrepid Potash, Inc.(a)(b)	281	6,387
Koppers Holdings, Inc.(a)	682	22,697
Kraton Corp.(a)	1,476	41,446
Kronos Worldwide, Inc.	777	11,002
Linde PLC(a)	20,524	5,036,590
Livent Corp.(a)	5,602	102,068
LyondellBasell Industries NV, Class A	10,002	857,771
Minerals Technologies, Inc.	1,323	81,536
Mosaic Co.	13,381	347,371
NewMarket Corp.	266	104,323
Olin Corp.	5,829	139,371
Orion Engineered Carbons SA	2,251	34,283
PPG Industries, Inc.	9,429	1,270,181
PQ Group Holdings, Inc.	1,043	14,373
Quaker Chemical Corp.	536	140,502
Rayonier Advanced Materials, Inc.(a)	1,732	11,985
RPM International, Inc.	4,868	401,464
Scotts Miracle-Gro Co.	1,563	346,064
Sensient Technologies Corp.	1,698	119,760
Sherwin-Williams Co.	3,216	2,224,829
Stepan Co.	804	90,595
Trecora Resources(a)	733	4,625
Tredegar Corp.	681	9,936
Trinseo SA	1,460	74,212
Tronox Holdings PLC, Class A(a)	3,493	53,618
Valvoline, Inc.	7,395	175,557
Westlake Chemical Corp.	1,293	98,863
WR Grace & Co.	2,326	134,954

		26,138,004

Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	2,523	92,695
ACCO Brands Corp.	3,640	29,448

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
ADT, Inc.	6,319	$57,060
Brady Corp., Class A	2,081	95,539
BrightView Holdings, Inc.(a)	1,198	16,988
Brink’s Co.	2,054	139,939
Casella Waste Systems, Inc., Class A(a)(b)	1,808	103,490
CECO Environmental Corp.(a)	925	6,410
Cimpress PLC(a)	753	68,817
Cintas Corp.	3,406	1,083,517
Clean Harbors, Inc.(a)	2,111	163,518
Copart, Inc.(a)	8,162	895,779
CoreCivic, Inc.	4,168	29,634
Covanta Holding Corp.	5,328	75,391
Deluxe Corp.	1,445	48,971
Ennis, Inc.	1,476	26,863
Harsco Corp.(a)	3,441	57,224
Healthcare Services Group, Inc.	2,819	91,392
Heritage-Crystal Clean, Inc.(a)	397	8,615
Herman Miller, Inc.	2,435	83,399
HNI Corp.	1,510	48,713
IAA, Inc.(a)	5,328	304,442
Interface, Inc.	1,828	18,353
KAR Auction Services, Inc.	4,804	88,682
Kimball International, Inc., Class B	1,050	12,694
Knoll, Inc.	1,883	28,170
Matthews International Corp., Class A	1,044	31,873
McGrath RentCorp.	922	64,346
MSA Safety, Inc.	1,376	214,821
PICO Holdings, Inc.(a)	421	3,621
Pitney Bowes, Inc.	5,809	54,256
Quad/Graphics, Inc.	1,100	5,148
Republic Services, Inc., Class A	8,188	741,178
Rollins, Inc.	8,638	311,141
SP Plus Corp.(a)	647	18,763
Steelcase, Inc., Class A	3,210	41,505
Stericycle, Inc.(a)	3,512	229,966
Team, Inc.(a)	945	9,337
Tetra Tech, Inc.	2,090	254,081
UniFirst Corp.	604	128,531
US Ecology, Inc.	1,069	35,277
Viad Corp.	784	27,048
VSE Corp.	300	10,380
Waste Management, Inc.	16,484	1,834,999

		7,692,014

Communications Equipment — 0.8%
Acacia Communications, Inc.(a)	1,414	161,762
ADTRAN, Inc.	1,464	25,181
Applied Optoelectronics, Inc.(a)	492	5,417
Arista Networks, Inc.(a)	2,302	708,003
CalAmp Corp.(a)	1,415	14,164
Calix, Inc.(a)	1,944	58,709
Casa Systems, Inc.(a)	501	3,863
Ciena Corp.(a)	5,881	313,987
Cisco Systems, Inc.	166,180	7,408,304
Clearfield, Inc.(a)	817	25,588
CommScope Holding Co., Inc.(a)	6,946	102,037
Comtech Telecommunications Corp.	769	16,410
Digi International, Inc.(a)	916	16,918
EchoStar Corp., Class A(a)	2,032	42,550
Extreme Networks, Inc.(a)	3,777	30,556
F5 Networks, Inc.(a)	2,330	456,563
Harmonic, Inc.(a)	3,609	28,006

Security	Shares	Value

Communications Equipment (continued)
Infinera Corp.(a)	8,035	$79,145
Inseego Corp.(a)(b)	2,167	39,786
Juniper Networks, Inc.	13,077	319,340
KVH Industries, Inc.(a)	368	4,604
Lumentum Holdings, Inc.(a)(b)	3,001	281,494
Motorola Solutions, Inc.	6,806	1,140,345
NETGEAR, Inc.(a)	984	40,728
NetScout Systems, Inc.(a)	2,601	76,040
Plantronics, Inc.	1,205	38,223
Ribbon Communications, Inc.(a)	4,557	33,312
Ubiquiti, Inc.	369	113,648
ViaSat, Inc.(a)	2,264	98,575
Viavi Solutions, Inc.(a)	8,882	137,227

		11,820,485

Construction & Engineering — 0.2%
AECOM(a)	5,920	296,592
Aegion Corp.(a)	966	17,745
Ameresco, Inc., Class A(a)	824	46,218
API Group Corp.(a)(e)	5,527	98,988
Arcosa, Inc.	1,861	103,825
Argan, Inc.	484	20,923
Comfort Systems USA, Inc.	1,276	70,729
Concrete Pumping Holdings, Inc.(a)(b)	1,884	10,287
Construction Partners, Inc., Class A(a)	1,288	36,605
Dycom Industries, Inc.(a)	1,261	102,317
EMCOR Group, Inc.	2,223	196,291
Fluor Corp.	6,090	105,296
Granite Construction, Inc.	1,707	50,544
Great Lakes Dredge & Dock Corp.(a)	2,420	32,985
IES Holdings, Inc.(a)	192	8,732
Jacobs Engineering Group, Inc.	4,884	493,089
MasTec, Inc.(a)	2,132	164,484
Matrix Service Co.(a)	1,242	14,643
MYR Group, Inc.(a)	480	26,693
Northwest Pipe Co.(a)	487	14,732
NV5 Global, Inc.(a)	466	40,696
Primoris Services Corp.	2,264	65,894
Quanta Services, Inc.	5,154	363,202
Sterling Construction Co., Inc.(a)	736	15,066
Tutor Perini Corp.(a)	1,983	29,547
Valmont Industries, Inc.	878	169,384
WillScot Mobile Mini Holdings Corp.(a)(b)	6,592	156,296

		2,751,803

Construction Materials — 0.1%
Eagle Materials, Inc.	1,639	180,339
Forterra, Inc.(a)	880	16,104
Martin Marietta Materials, Inc.	2,396	688,634
Summit Materials, Inc., Class A(a)	4,863	99,838
United States Lime & Minerals, Inc.	114	13,794
US Concrete, Inc.(a)	548	24,271
Vulcan Materials Co.	5,114	762,702

		1,785,682

Consumer Finance — 0.6%
Ally Financial, Inc.	14,574	551,480
American Express Co.	25,389	2,951,725
Capital One Financial Corp.	17,988	1,875,429
Credit Acceptance Corp.(a)(b)	397	153,151
Curo Group Holdings Corp.	395	5,739
Discover Financial Services	11,862	990,952
Encore Capital Group, Inc.(a)	1,209	35,907
Enova International, Inc.(a)(b)	1,442	32,589

54	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
Ezcorp, Inc., Class A(a)	1,575	$7,072
FirstCash, Inc.	1,565	92,147
Green Dot Corp., Class A(a)	1,798	90,314
LendingClub Corp.(a)	2,109	22,883
LendingTree, Inc.(a)	419	136,393
Navient Corp.	7,525	84,694
Nelnet, Inc., Class A	589	40,517
OneMain Holdings, Inc.	2,561	119,240
Oportun Financial Corp.(a)	866	13,865
PRA Group, Inc.(a)	1,868	61,588
PROG Holdings, Inc.	2,640	124,555
Regional Management Corp.	217	6,141
Santander Consumer USA Holdings, Inc.	3,081	68,090
SLM Corp.	14,371	199,469
Synchrony Financial	23,569	793,097
World Acceptance Corp.(a)	213	30,548

		8,487,585

Containers & Packaging — 0.4%
Amcor PLC	61,034	667,712
AptarGroup, Inc.	2,521	335,217
Ardagh Group SA	1,250	21,250
Avery Dennison Corp.	3,348	505,113
Ball Corp.	12,381	1,089,775
Berry Global Group, Inc.(a)	5,313	262,303
Crown Holdings, Inc.(a)	4,936	444,980
Graphic Packaging Holding Co.	11,132	174,327
Greif, Inc., Class A	1,112	50,218
Greif, Inc., Class B	150	6,855
International Paper Co.	15,181	763,756
Myers Industries, Inc.	958	19,208
O-I Glass, Inc.	6,023	76,131
Packaging Corp. of America	3,706	498,309
Pactiv Evergreen, Inc.(a)	2,722	38,462
Ranpak Holdings Corp.(a)	1,714	29,721
Sealed Air Corp.	6,109	258,227
Silgan Holdings, Inc.	3,286	119,709
Sonoco Products Co.	3,733	216,178
UFP Technologies, Inc.(a)	191	8,788
Westrock Co.	10,095	418,236

		6,004,475

Distributors — 0.1%
Core-Mark Holding Co., Inc.	2,008	61,585
Funko, Inc., Class A(a)	475	5,676
Genuine Parts Co.	5,430	509,768
LKQ Corp.(a)	11,949	419,291
Pool Corp.	1,490	527,728
Weyco Group, Inc.	221	3,815

		1,527,863

Diversified Consumer Services — 0.2%
Adtalem Global Education, Inc.(a)	1,841	71,044
American Public Education, Inc.(a)	510	14,678
Bright Horizons Family Solutions, Inc.(a)	2,365	359,409
Carriage Services, Inc.	750	24,840
Chegg, Inc.(a)	4,765	453,914
Collectors Universe, Inc.	378	34,515
Franchise Group, Inc.	829	30,076
frontdoor, Inc.(a)	3,303	181,797
Graham Holdings Co., Class B	162	92,034
Grand Canyon Education, Inc.(a)	1,833	155,695
H&R Block, Inc.	7,298	125,745
Houghton Mifflin Harcourt Co.(a)	3,459	17,053

Security	Shares	Value

Diversified Consumer Services (continued)
Laureate Education, Inc., Class A(a)	4,568	$59,430
OneSpaWorld Holdings Ltd.	1,738	16,494
Perdoceo Education Corp.(a)	2,686	31,775
Regis Corp.(a)	1,081	10,259
Service Corp. International	6,616	333,645
Strategic Education, Inc.	998	88,193
Stride, Inc.(a)	1,743	44,882
Terminix Global Holdings, Inc.(a)	4,949	235,968
Universal Technical Institute, Inc.(a)	1,638	9,959
Vivint Smart Home, Inc.(a)	2,705	51,097
WW International, Inc.(a)(b)	1,673	44,435

		2,486,937

Diversified Financial Services — 1.2%
Alerus Financial Corp.	1,174	28,247
Banco Latinoamericano de Comercio Exterior SA, Class E	1,539	23,454
Berkshire Hathaway, Inc., Class B(a)	73,540	16,757,560
Cannae Holdings, Inc.(a)	3,572	135,700
Equitable Holdings, Inc.	15,877	393,432
Jefferies Financial Group, Inc.	9,086	212,158
Marlin Business Services Corp.	218	3,107
Voya Financial, Inc.	5,094	282,513

		17,836,171

Diversified Telecommunication Services — 1.2%
Anterix, Inc.(a)	518	18,793
AT&T, Inc.	279,225	7,994,212
ATN International, Inc.	370	15,977
Bandwidth, Inc., Class A(a)(b)	741	132,002
Cincinnati Bell, Inc.(a)	1,146	17,465
Cogent Communications Holdings, Inc.	1,645	93,683
Consolidated Communications Holdings, Inc.(a)	2,166	13,223
IDT Corp., Class B(a)	1,396	19,586
Iridium Communications, Inc.(a)	4,596	226,445
Liberty Latin America Ltd., Class A(a)	2,374	23,954
Liberty Latin America Ltd., Class C(a)	5,104	50,478
Lumen Technologies, Inc.	41,859	518,214
Ooma, Inc.(a)	719	9,685
ORBCOMM, Inc.(a)	2,610	19,549
Verizon Communications, Inc.	162,346	8,888,443
Vonage Holdings Corp.(a)	9,280	115,814

		18,157,523

Electric Utilities — 1.6%
ALLETE, Inc.	2,198	138,122
Alliant Energy Corp.	9,619	467,964
American Electric Power Co., Inc.	19,073	1,543,196
Avangrid, Inc.	2,199	101,748
Duke Energy Corp.	28,737	2,701,278
Edison International	13,868	806,563
Entergy Corp.	8,216	783,231
Evergy, Inc.	8,723	468,687
Eversource Energy	13,124	1,148,350
Exelon Corp.	37,986	1,578,698
FirstEnergy Corp.	21,163	650,974
Hawaiian Electric Industries, Inc.	4,179	138,158
IDACORP, Inc.	1,947	171,920
MGE Energy, Inc.	1,319	83,994
NextEra Energy, Inc.	75,254	6,085,791
NRG Energy, Inc.	9,656	399,855
OGE Energy Corp.	7,692	234,760
Otter Tail Corp.	1,625	64,496
PG&E Corp.(a)	50,861	581,341

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Pinnacle West Capital Corp.	4,306	$324,026
PNM Resources, Inc.	2,950	143,134
Portland General Electric Co.	3,472	146,831
PPL Corp.	31,419	869,364
Southern Co.	41,297	2,433,219
Spark Energy, Inc., Class A	516	5,661
Xcel Energy, Inc.	20,438	1,307,828

		23,379,189

Electrical Equipment — 0.7%
Acuity Brands, Inc.	1,593	191,542
Allied Motion Technologies, Inc.	178	8,054
American Superconductor Corp.(a)(b)	1,101	27,217
AMETEK, Inc.	8,756	991,705
Array Technologies, Inc.(a)	2,092	85,270
Atkore International Group, Inc.(a)	2,151	95,418
AZZ, Inc.	902	42,926
Bloom Energy Corp., Class A(a)	3,542	123,651
Eaton Corp. PLC	15,744	1,853,069
Emerson Electric Co.	23,543	1,868,137
Encore Wire Corp.	957	55,267
EnerSys	1,998	164,296
FuelCell Energy, Inc.(a)	11,879	246,608
Generac Holdings, Inc.(a)	2,361	581,798
GrafTech International Ltd.	2,430	23,571
Hubbell, Inc.	2,102	327,071
nVent Electric PLC	6,524	146,007
Plug Power, Inc.(a)	14,348	906,363
Powell Industries, Inc.	401	11,497
Preformed Line Products Co.	83	5,336
Regal Beloit Corp.	1,599	200,643
Rockwell Automation, Inc.	4,463	1,109,189
Sensata Technologies Holding PLC(a)	6,109	332,940
Sunrun, Inc.(a)	5,702	394,978
Thermon Group Holdings, Inc.(a)	911	13,291
TPI Composites, Inc.(a)	1,348	80,759
Vertiv Holdings Co.	8,468	170,376
Vicor Corp.(a)	678	58,674

		10,115,653

Electronic Equipment, Instruments & Components — 0.7%
Akoustis Technologies, Inc.(a)(b)	1,380	20,810
Amphenol Corp., Class A	11,512	1,437,619
Arlo Technologies, Inc.(a)	4,365	36,710
Arrow Electronics, Inc.(a)	3,059	298,650
Avnet, Inc.	3,640	128,528
Badger Meter, Inc.	1,205	110,511
Bel Fuse, Inc., Class B	206	3,003
Belden, Inc.	1,568	74,072
Benchmark Electronics, Inc.	1,484	37,590
CDW Corp.	5,887	775,082
Cognex Corp.	6,463	530,806
Coherent, Inc.(a)	981	197,024
Corning, Inc.	28,996	1,040,087
CTS Corp.	939	28,640
Daktronics, Inc.	624	2,995
Dolby Laboratories, Inc., Class A	2,459	216,466
ePlus, Inc.(a)	424	35,633
Fabrinet(a)	1,353	106,806
FARO Technologies, Inc.(a)	883	62,313
FLIR Systems, Inc.	5,312	276,490
II-VI, Inc.(a)	3,892	327,200
Insight Enterprises, Inc.(a)	1,302	99,082
IPG Photonics Corp.(a)	1,399	312,579

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Itron, Inc.(a)	1,578	$135,740
Jabil, Inc.	5,800	239,946
Keysight Technologies, Inc.(a)	7,270	1,029,359
Kimball Electronics, Inc.(a)	871	16,697
Knowles Corp.(a)(b)	3,056	58,950
Littelfuse, Inc.	869	211,489
Methode Electronics, Inc.	1,799	67,912
MTS Systems Corp.	724	42,383
Napco Security Technologies, Inc.(a)(b)	234	6,065
National Instruments Corp.	4,974	205,924
nLight, Inc.(a)	1,784	56,517
Novanta, Inc.(a)	1,334	166,643
OSI Systems, Inc.(a)	626	56,353
PAR Technology Corp.(a)	598	37,231
PC Connection, Inc.	479	23,514
Plexus Corp.(a)	1,011	77,766
Rogers Corp.(a)	674	105,191
Sanmina Corp.(a)	2,476	77,004
ScanSource, Inc.(a)	754	18,239
SYNNEX Corp.	1,635	133,449
Trimble, Inc.(a)	9,640	635,372
TTM Technologies, Inc.(a)	3,796	50,904
Vishay Intertechnology, Inc.	4,898	105,552
Vishay Precision Group, Inc.(a)	235	7,518
Vontier Corp.(a)	4,579	148,497
Zebra Technologies Corp., Class A(a)	2,044	792,725

		10,665,636

Energy Equipment & Services — 0.2%
Archrock, Inc.	3,980	35,303
Baker Hughes, Inc. Class A	25,705	516,413
Bristow Group, Inc.(a)	204	4,939
Cactus, Inc., Class A	1,806	47,317
ChampionX Corp.(a)	7,499	114,660
DMC Global, Inc.	502	28,699
Dril-Quip, Inc.(a)	1,277	38,463
Exterran Corp.(a)	1,098	4,743
Frank’s International NV(a)	4,988	13,867
Halliburton Co.	34,198	602,911
Helix Energy Solutions Group, Inc.(a)(b)	4,203	17,316
Helmerich & Payne, Inc.	3,840	93,235
Liberty Oilfield Services, Inc., Class A	3,608	43,368
Nabors Industries Ltd.	217	15,498
National Energy Services Reunited Corp.(a)	1,333	14,370
Newpark Resources, Inc.(a)	2,639	6,307
NexTier Oilfield Solutions, Inc.(a)	5,168	17,158
NOV, Inc.	15,113	187,099
Oceaneering International, Inc.(a)	3,336	28,189
Oil States International, Inc.(a)	1,913	10,713
Patterson-UTI Energy, Inc.	6,690	41,143
ProPetro Holding Corp.(a)	2,681	21,421
RPC, Inc.(a)	2,009	8,960
Schlumberger NV	53,689	1,192,433
Select Energy Services, Inc., Class A(a)	1,380	6,928
Solaris Oilfield Infrastructure, Inc., Class A	756	6,880
Tidewater, Inc.(a)	1,293	12,271
Transocean Ltd.(a)	21,175	71,148
U.S. Silica Holdings, Inc.	2,589	21,074

		3,222,826

Entertainment — 2.0%
Activision Blizzard, Inc.	29,838	2,715,258
AMC Entertainment Holdings, Inc., Class A(b)	2,291	30,379
Cinemark Holdings, Inc.	4,095	82,883

56	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Electronic Arts, Inc.	11,244	$1,610,141
Eros STX Global Corp.(a)	5,502	10,454
Gaia, Inc.(a)(b)	430	3,930
Glu Mobile, Inc.(a)	7,183	63,282
IMAX Corp.(a)	2,341	44,245
Lions Gate Entertainment Corp., Class A(a)(b)	3,127	43,747
Lions Gate Entertainment Corp., Class B(a)	3,890	48,080
Live Nation Entertainment, Inc.(a)	5,435	361,156
LiveXLive Media, Inc.(a)	943	3,593
Madison Square Garden Entertainment Corp.(a)	663	58,841
Madison Square Garden Sports Corp.(a)	732	118,503
Marcus Corp.	914	16,086
Netflix, Inc.(a)	16,633	8,855,243
Roku, Inc.(a)	4,178	1,625,367
Spotify Technology SA(a)	5,110	1,609,650
Take-Two Interactive Software, Inc.(a)	4,380	877,971
Walt Disney Co.(a)	70,663	11,883,397
World Wrestling Entertainment, Inc., Class A	1,839	103,591
Zynga, Inc., Class A(a)	33,970	336,643

		30,502,440

Equity Real Estate Investment Trusts (REITs) — 3.0%
Acadia Realty Trust.	2,748	39,846
Agree Realty Corp.	1,993	125,958
Alexander & Baldwin, Inc.	2,923	44,196
Alexander’s, Inc.	94	25,117
Alexandria Real Estate Equities, Inc.	5,406	903,397
American Assets Trust, Inc.	1,829	50,535
American Campus Communities, Inc.	5,166	212,633
American Finance Trust, Inc.	4,079	29,695
American Homes Rent, Class A	9,936	300,365
American Tower Corp.	16,924	3,847,841
Americold Realty Trust	7,733	269,959
Apartment Income REIT Corp.(a)	5,499	213,196
Apartment Investment and Management Co., Class A	5,499	25,240
Apple Hospitality REIT, Inc.	7,957	99,303
Armada Hoffler Properties, Inc.	3,028	32,551
AvalonBay Communities, Inc.	5,416	886,437
Bluerock Residential Growth REIT, Inc.	1,804	18,870
Boston Properties, Inc.	6,222	567,882
Brandywine Realty Trust	6,024	66,264
Brixmor Property Group, Inc.	11,572	195,914
Broadstone Net Lease, Inc., Class A	1,512	27,261
Brookfield Property REIT, Inc., Class A	68	1,180
Camden Property Trust	4,005	409,111
CareTrust REIT, Inc.	3,409	76,566
Catchmark Timber Trust, Inc., Class A	1,412	12,877
Centerspace	578	40,425
Chatham Lodging Trust	2,016	21,591
City Office REIT, Inc.	1,953	18,397
Clipper Realty, Inc.	393	2,755
Colony Capital, Inc.	17,406	86,334
Columbia Property Trust, Inc.	4,769	64,858
Community Healthcare Trust, Inc.	938	41,947
CorEnergy Infrastructure Trust, Inc.	520	4,685
CorePoint Lodging, Inc.	1,425	9,704
CoreSite Realty Corp.	1,557	209,323
Corporate Office Properties Trust	4,042	106,183
Cousins Properties, Inc.	5,647	178,106
Crown Castle International Corp.	15,980	2,544,975
CTO Realty Growth, Inc.	108	4,550
CubeSmart	7,453	259,663

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CyrusOne, Inc.	4,579	$334,038
DiamondRock Hospitality Co.	8,483	69,561
Digital Realty Trust, Inc.	11,055	1,591,367
Diversified Healthcare Trust	8,842	35,545
Douglas Emmett, Inc.	6,492	179,893
Duke Realty Corp.	14,305	565,906
Easterly Government Properties, Inc.	3,168	69,538
EastGroup Properties, Inc.	1,445	195,277
Empire State Realty Trust, Inc., Class A	5,879	57,967
EPR Properties	3,063	121,417
Equinix, Inc.	3,413	2,525,484
Equity Commonwealth	4,506	128,466
Equity LifeStyle Properties, Inc.	6,669	405,742
Equity Residential	14,180	874,055
Essential Properties Realty Trust, Inc.	3,800	79,116
Essex Property Trust, Inc.	2,543	609,328
Extra Space Storage, Inc.	4,891	556,547
Farmland Partners, Inc.	2,041	21,043
Federal Realty Investment Trust	2,926	256,201
First Industrial Realty Trust, Inc.	4,764	193,609
Four Corners Property Trust, Inc.	3,033	79,950
Franklin Street Properties Corp.	2,880	11,837
Gaming and Leisure Properties, Inc.	8,316	342,037
Geo Group, Inc.	4,668	41,732
Getty Realty Corp.	1,530	40,652
Gladstone Commercial Corp.	2,038	36,093
Gladstone Land Corp.	1,361	21,422
Global Medical REIT, Inc.	1,485	18,622
Global Net Lease, Inc.	3,473	55,950
Healthcare Realty Trust, Inc.	5,336	160,133
Healthcare Trust of America, Inc., Class A	8,288	234,136
Healthpeak Properties, Inc.	20,637	611,887
Hersha Hospitality Trust	1,059	8,091
Highwoods Properties, Inc.	4,145	155,396
Host Hotels & Resorts, Inc.	27,226	368,912
Hudson Pacific Properties, Inc.	5,910	138,530
Independence Realty Trust, Inc.	4,199	55,763
Industrial Logistics Properties Trust	2,854	60,533
Innovative Industrial Properties, Inc.	815	152,503
Invitation Homes, Inc.	21,481	633,260
Iron Mountain, Inc.	11,473	386,296
iStar, Inc.	3,168	48,090
JBG SMITH Properties	5,022	149,957
Kilroy Realty Corp.	4,406	249,512
Kimco Realty Corp.	16,343	269,823
Kite Realty Group Trust	3,058	48,745
Lamar Advertising Co., Class A	3,436	277,560
Lexington Realty Trust	10,524	107,871
Life Storage, Inc.	2,656	216,717
LTC Properties, Inc.	1,396	53,941
Macerich Co.	5,293	83,100
Mack-Cali Realty Corp.	3,138	39,947
Medical Properties Trust, Inc.	22,478	474,511
Mid-America Apartment Communities, Inc.	4,408	585,162
Monmouth Real Estate Investment Corp.	5,007	86,771
National Health Investors, Inc.	1,689	109,515
National Retail Properties, Inc.	6,508	253,812
National Storage Affiliates Trust	2,746	100,339
New Senior Investment Group, Inc.	3,694	19,578
NexPoint Residential Trust, Inc.	688	27,155
Office Properties Income Trust	1,678	38,829
Omega Healthcare Investors, Inc.	8,624	312,361

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
One Liberty Properties, Inc.	651	$13,046
Outfront Media, Inc.	5,156	93,994
Paramount Group, Inc.	8,065	71,698
Park Hotels & Resorts, Inc.	9,495	158,377
Pebblebrook Hotel Trust	4,854	89,217
Physicians Realty Trust	7,801	137,532
Piedmont Office Realty Trust, Inc., Class A	4,983	76,639
Plymouth Industrial REIT, Inc.	907	13,278
PotlatchDeltic Corp.	2,509	119,830
Preferred Apartment Communities, Inc., Class A	2,312	16,623
Prologis, Inc.	28,880	2,980,416
PS Business Parks, Inc., Class A	756	102,907
Public Storage	6,021	1,370,500
QTS Realty Trust, Inc., Class A	2,390	155,589
Rayonier, Inc.	5,302	163,037
Realty Income Corp.	13,390	790,813
Regency Centers Corp.	6,368	300,442
Retail Opportunity Investments Corp.	4,102	57,797
Retail Properties of America, Inc., Class A	10,116	93,168
Retail Value, Inc.	555	8,664
Rexford Industrial Realty, Inc.	4,683	229,186
RLJ Lodging Trust	6,669	86,097
RPT Realty	2,246	20,776
Ryman Hospitality Properties, Inc.	2,038	132,164
Sabra Health Care REIT, Inc.	7,898	132,607
Safehold, Inc.	646	47,533
Saul Centers, Inc.	314	9,398
SBA Communications Corp., Class A	4,416	1,186,447
Seritage Growth Properties, Class A(a)	1,080	19,235
Service Properties Trust	5,835	61,909
Simon Property Group, Inc.	12,416	1,153,819
SITE Centers Corp.	6,683	74,114
SL Green Realty Corp.	2,890	195,017
Spirit Realty Capital, Inc.	4,006	154,471
STAG Industrial, Inc.	5,667	168,877
STORE Capital Corp.	10,373	321,770
Summit Hotel Properties, Inc.	3,295	26,690
Sun Communities, Inc.	4,376	626,337
Sunstone Hotel Investors, Inc.	8,522	91,185
Tanger Factory Outlet Centers, Inc.(b)	2,740	42,278
Terreno Realty Corp.	2,671	151,125
UDR, Inc.	12,350	474,858
UMH Properties, Inc.	1,449	21,300
Uniti Group, Inc.	7,354	90,528
Universal Health Realty Income Trust	517	30,855
Urban Edge Properties	4,108	56,649
Urstadt Biddle Properties, Inc., Class A	607	8,395
Ventas, Inc.	14,556	670,595
VEREIT Inc.	9,526	335,601
VICI Properties, Inc.	20,954	529,717
Vornado Realty Trust	7,064	280,865
Washington Real Estate Investment Trust	3,405	74,706
Weingarten Realty Investors	4,432	99,764
Welltower, Inc.	16,307	988,204
Weyerhaeuser Co.	30,142	940,129
Whitestone REIT	1,160	9,048
WP Carey, Inc.	6,642	441,029
Xenia Hotels & Resorts, Inc.	4,549	65,824

		44,975,490

Food & Staples Retailing — 1.3%
Albertsons Cos., Inc., Class A(b)	2,657	46,152

Security	Shares	Value

Food & Staples Retailing (continued)
Andersons, Inc.	1,554	$35,742
BJ’s Wholesale Club Holdings, Inc.(a)	5,204	218,932
Casey’s General Stores, Inc.	1,422	266,597
Chefs’ Warehouse, Inc.(a)	1,138	31,056
Costco Wholesale Corp.	17,235	6,074,131
Grocery Outlet Holding Corp.(a)	2,678	114,324
HF Foods Group, Inc.(a)	1,854	14,517
Ingles Markets, Inc., Class A	575	27,347
Kroger Co.	30,102	1,038,519
Natural Grocers by Vitamin Cottage, Inc.	357	5,944
Performance Food Group Co.(a)	5,255	246,354
PriceSmart, Inc.	847	79,516
Rite Aid Corp.(a)(b)	2,190	57,575
SpartanNash Co.	1,724	31,929
Sprouts Farmers Market, Inc.(a)	4,686	106,138
Sysco Corp.	18,825	1,346,176
United Natural Foods, Inc.(a)	2,235	60,524
US Foods Holding Corp.(a)	8,679	268,962
Village Super Market, Inc., Class A	168	3,540
Walgreens Boots Alliance, Inc.	28,771	1,445,743
Walmart, Inc.	54,421	7,645,606
Weis Markets, Inc.	304	14,981

		19,180,305

Food Products — 1.0%
Archer-Daniels-Midland Co.	21,390	1,069,714
B&G Foods, Inc.(b)	2,491	94,857
Beyond Meat, Inc.(a)	2,042	363,639
Bunge Ltd.	5,211	341,008
Calavo Growers, Inc.	718	54,676
Cal-Maine Foods, Inc.(a)(b)	1,578	60,501
Campbell Soup Co.	8,085	388,969
Conagra Brands, Inc.	18,696	646,882
Darling Ingredients, Inc.(a)	6,065	376,091
Farmer Bros Co.(a)	293	1,535
Flowers Foods, Inc.	7,766	178,307
Fresh Del Monte Produce, Inc.	1,399	34,234
Freshpet, Inc.(a)	1,484	206,736
General Mills, Inc.	24,139	1,402,476
Hain Celestial Group, Inc.(a)	4,489	186,675
Hershey Co.	5,759	837,589
Hormel Foods Corp.	10,807	506,416
Hostess Brands, Inc.(a)(b)	4,267	65,498
Ingredion, Inc.	2,623	197,958
J&J Snack Foods Corp.	529	80,757
J.M. Smucker Co.	4,308	501,494
John B Sanfilippo & Son, Inc.	296	23,807
Kellogg Co.	9,821	578,850
Kraft Heinz Co.	25,100	841,101
Lamb Weston Holdings, Inc.	5,810	434,007
Lancaster Colony Corp.	735	128,316
Landec Corp.(a)	899	9,583
Limoneira Co.	296	4,727
McCormick & Co., Inc.	9,666	865,494
Mondelez International, Inc., Class A	55,259	3,063,559
Pilgrim’s Pride Corp.(a)	2,023	39,206
Post Holdings, Inc.(a)	2,565	243,290
Sanderson Farms, Inc.	836	113,855
Seaboard Corp.	12	37,755
Seneca Foods Corp., Class A(a)	168	6,090
Simply Good Foods Co.(a)	3,594	102,573
Tootsie Roll Industries, Inc.	886	35,068

58	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
TreeHouse Foods, Inc.(a)	2,206	$93,159
Tyson Foods, Inc., Class A	11,268	724,645

		14,941,097

Gas Utilities — 0.1%
Atmos Energy Corp.	5,267	468,763
Brookfield Infrastructure Corp., Class A	1,429	95,857
Chesapeake Utilities Corp.	684	69,378
National Fuel Gas Co.	3,428	138,011
New Jersey Resources Corp.	3,812	133,458
Northwest Natural Holding Co.	1,112	51,942
ONE Gas, Inc.	2,003	146,479
RGC Resources, Inc.	723	16,275
South Jersey Industries, Inc.	3,650	84,315
Southwest Gas Holdings, Inc.	2,085	125,017
Spire, Inc.	1,912	116,995
UGI Corp.	8,084	290,943

		1,737,433

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	67,487	8,340,718
ABIOMED, Inc.(a)	1,832	637,994
Accelerate Diagnostics, Inc.(a)(b)	1,051	10,783
Accuray, Inc.(a)	2,245	11,090
Align Technology, Inc.(a)	3,047	1,600,833
Alphatec Holdings, Inc.(a)	1,750	26,040
AngioDynamics, Inc.(a)	1,227	22,994
Antares Pharma, Inc.(a)	4,962	21,734
Apyx Medical Corp.(a)	1,544	14,344
Aspira Women’s Health, Inc.(a)(b)	2,554	22,782
AtriCure, Inc.(a)	1,590	92,586
Atrion Corp.	52	33,876
Avanos Medical, Inc.(a)	1,913	86,659
Axogen, Inc.(a)	1,488	25,817
Axonics Modulation Technologies, Inc.(a)(b)	1,240	64,108
Baxter International, Inc.	19,845	1,524,691
Becton Dickinson and Co.	10,711	2,804,033
BioLife Solutions, Inc.(a)	685	25,975
BioSig Technologies, Inc.(a)	1,755	7,775
Boston Scientific Corp.(a)	55,846	1,979,182
Cantel Medical Corp.	1,540	121,614
Cardiovascular Systems, Inc.(a)	1,719	77,338
Cerus Corp.(a)	6,213	40,944
Co-Diagnostics, Inc.(a)(b)	1,182	15,177
CONMED Corp.	990	110,781
Cooper Cos., Inc.	1,853	674,566
CryoLife, Inc.(a)	1,534	36,709
CryoPort, Inc.(a)	1,340	91,388
Cutera, Inc.(a)	1,121	27,139
CytoSorbents Corp.(a)	2,460	25,805
Danaher Corp.	24,463	5,818,280
DENTSPLY SIRONA, Inc.	8,427	450,760
DexCom, Inc.(a)	3,653	1,369,327
Edwards Lifesciences Corp.(a)	24,191	1,997,693
Envista Holdings Corp.(a)	6,140	218,216
GenMark Diagnostics, Inc.(a)	2,916	40,270
Glaukos Corp.(a)	1,757	155,828
Globus Medical, Inc., Class A(a)	2,933	180,937
Haemonetics Corp.(a)	1,933	220,923
Heska Corp.(a)	316	52,886
Hill-Rom Holdings, Inc.	2,687	258,059
Hologic, Inc.(a)	10,011	798,177
ICU Medical, Inc.(a)	809	165,424

Security	Shares	Value

Health Care Equipment & Supplies (continued)
IDEXX Laboratories, Inc.(a)	3,226	$1,544,222
Inari Medical, Inc.(a)	534	50,954
Inogen, Inc.(a)	1,013	49,566
Insulet Corp.(a)	2,554	682,378
Integer Holdings Corp.(a)	1,219	89,962
Integra LifeSciences Holdings Corp.(a)	2,821	186,299
Intersect ENT, Inc.(a)	1,517	34,087
IntriCon Corp.(a)(b)	198	3,629
Intuitive Surgical, Inc.(a)	4,523	3,381,576
Invacare Corp.	2,642	24,729
iRhythm Technologies, Inc.(a)	1,068	179,872
Lantheus Holdings, Inc.(a)	3,051	49,640
LeMaitre Vascular, Inc.	829	39,842
LENSAR, Inc.(a)	322	2,251
LivaNova PLC(a)	2,002	125,926
Masimo Corp.(a)	1,905	487,528
Medtronic PLC	52,432	5,837,254
Meridian Bioscience, Inc.(a)	2,171	47,979
Merit Medical Systems, Inc.(a)	2,260	122,379
Mesa Laboratories, Inc.	221	61,248
Natus Medical, Inc.(a)	1,203	29,317
Neogen Corp.(a)	2,052	165,945
Nevro Corp.(a)	1,284	207,738
Novocure Ltd.(a)	3,921	631,124
NuVasive, Inc.(a)	1,884	101,246
OraSure Technologies, Inc.(a)	2,564	39,050
Orthofix Medical, Inc.(a)	536	21,660
OrthoPediatrics Corp.(a)(b)	618	28,539
Outset Medical, Inc.(a)	948	49,135
Penumbra, Inc.(a)(b)	1,271	331,845
Pulmonx Corp.(a)	606	34,372
Pulse Biosciences, Inc.(a)	649	22,163
Quidel Corp.(a)	1,475	370,181
Quotient Ltd.(a)(b)	2,710	16,423
Repro-Med Systems, Inc.(a)	1,311	5,296
ResMed, Inc.	5,579	1,124,559
Rockwell Medical, Inc.(a)	13,845	16,614
SeaSpine Holdings Corp.(a)	1,292	21,008
Shockwave Medical, Inc.(a)	1,128	130,893
SI-BONE, Inc.(a)	753	22,048
Sientra, Inc.(a)	3,843	18,024
Silk Road Medical, Inc.(a)	1,109	60,474
STAAR Surgical Co.(a)	1,848	189,568
Stereotaxis, Inc.(a)	2,252	10,832
STERIS PLC	3,258	609,604
Stryker Corp.	13,540	2,992,475
Surgalign Holdings, Inc.(a)	1,373	2,307
Surmodics, Inc.(a)	407	18,518
Tactile Systems Technology, Inc.(a)	698	38,076
Tandem Diabetes Care, Inc.(a)(b)	2,292	212,354
Teleflex, Inc.	1,825	689,175
TransMedics Group, Inc.(a)	636	14,488
Utah Medical Products, Inc.	90	7,800
Vapotherm, Inc.(a)	796	27,502
Varex Imaging Corp.(a)(b)	1,195	23,135
Varian Medical Systems, Inc.(a)	3,586	629,594
ViewRay, Inc.(a)	5,896	26,178
West Pharmaceutical Services, Inc.	2,842	851,151
Zimmer Biomet Holdings, Inc.	8,046	1,236,429
Zynex, Inc.(a)(b)	746	13,480

		54,343,896

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services — 2.5%
1Life Healthcare, Inc.(a)	2,976	$150,586
Acadia Healthcare Co., Inc.(a)	3,502	177,481
AdaptHealth Corp.(a)	829	31,726
Addus HomeCare Corp.(a)	598	67,305
Amedisys, Inc.(a)	1,185	340,462
AmerisourceBergen Corp.	5,556	578,935
AMN Healthcare Services, Inc.(a)	1,836	132,412
Anthem, Inc.	9,725	2,888,130
Apollo Medical Holdings, Inc.(a)	921	20,262
BioTelemetry, Inc.(a)	1,463	104,546
Brookdale Senior Living, Inc.(a)	5,904	29,166
Cardinal Health, Inc.	11,259	604,946
Castle Biosciences, Inc.(a)	400	26,732
Centene Corp.(a)	22,697	1,368,629
Chemed Corp.	591	306,079
Cigna Corp.	13,857	3,007,662
Community Health Systems, Inc.(a)	4,888	45,556
CorVel Corp.(a)	425	41,998
Covetrus, Inc.(a)	4,027	137,200
Cross Country Healthcare, Inc.(a)	730	6,395
CVS Health Corp.	51,047	3,657,518
DaVita, Inc.(a)	2,819	330,866
Encompass Health Corp.	3,618	290,887
Ensign Group, Inc.	1,929	151,002
Enzo Biochem, Inc.(a)	7,140	20,135
Fulgent Genetics, Inc.(a)(b)	673	74,360
Guardant Health, Inc.(a)	3,192	496,356
Hanger, Inc.(a)	1,491	30,551
HCA Healthcare, Inc.	10,299	1,673,382
HealthEquity, Inc.(a)	2,911	243,214
Henry Schein, Inc.(a)	5,470	360,199
Humana, Inc.	5,115	1,959,608
InfuSystem Holdings, Inc.(a)	955	16,827
Joint Corp.(a)	581	18,900
Laboratory Corp. of America Holdings(a)	3,743	856,810
LHC Group, Inc.(a)	1,177	234,482
Magellan Health, Inc.(a)	1,029	96,705
McKesson Corp.	6,305	1,100,033
MEDNAX, Inc.(a)	2,875	78,401
ModivCare, Inc.(a)	534	84,676
Molina Healthcare, Inc.(a)	2,236	477,632
National HealthCare Corp.	696	44,579
National Research Corp.	477	21,608
Oak Street Health, Inc.(a)	777	40,303
Ontrak, Inc.(a)	306	24,263
Option Care Health, Inc.(a)	2,108	38,956
Owens & Minor, Inc.	2,791	81,162
Patterson Cos., Inc.	3,237	102,548
Pennant Group, Inc.(a)(b)	1,158	62,266
PetIQ, Inc.(a)	874	30,293
Premier, Inc., Class A	5,340	180,866
Progyny, Inc.(a)(b)	1,169	54,674
Quest Diagnostics, Inc.	5,153	665,510
R1 RCM, Inc.(a)	4,240	106,975
RadNet, Inc.(a)	1,424	25,504
Select Medical Holdings Corp.(a)	4,151	106,681
Surgery Partners, Inc.(a)	1,329	49,545
Tenet Healthcare Corp.(a)	4,120	194,752
Tivity Health, Inc.(a)	1,912	43,116
Triple-S Management Corp., Class B(a)	753	17,643
U.S. Physical Therapy, Inc.	546	65,706

Security	Shares	Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	36,872	$12,299,762
Universal Health Services, Inc., Class B	2,871	357,956
Viemed Healthcare, Inc.(a)	1,492	12,518

		36,945,938

Health Care Technology — 0.3%
Accolade, Inc.(a)(b)	582	29,502
Allscripts Healthcare Solutions, Inc.(a)	5,814	95,931
American Well Corp., Class A(a)	1,641	58,108
Cerner Corp.	11,894	952,828
Change Healthcare, Inc.(a)	9,480	226,193
Computer Programs & Systems, Inc.	440	13,543
Evolent Health, Inc., Class A(a)(b)	3,106	53,019
Health Catalyst, Inc.(a)	1,394	69,254
HealthStream, Inc.(a)	776	18,065
HMS Holdings Corp.(a)	3,400	125,188
Icad, Inc.(a)	1,095	16,633
Inovalon Holdings, Inc., Class A(a)	2,969	72,444
Inspire Medical Systems, Inc.(a)	1,016	204,734
NextGen Healthcare, Inc.(a)	1,626	32,162
Omnicell, Inc.(a)	1,708	201,202
OptimizeRx Corp.(a)	814	36,744
Phreesia, Inc.(a)	1,206	78,740
Schrodinger, Inc./United States(a)	1,148	103,699
Simulations Plus, Inc.	603	47,721
Tabula Rasa HealthCare, Inc.(a)(b)	778	44,183
Teladoc Health, Inc.(a)	4,202	1,108,614
Veeva Systems, Inc., Class A(a)	5,345	1,477,572
Vocera Communications, Inc.(a)(b)	1,222	53,707

		5,119,786

Hotels, Restaurants & Leisure — 1.7%
Accel Entertainment, Inc.(a)	2,234	21,513
Aramark	8,942	306,621
Bally’s Corp.	937	49,174
Biglari Holdings, Inc., Class B(a)	169	19,391
BJ’s Restaurants, Inc.(a)	1,084	50,666
Bloomin’ Brands, Inc.	3,149	66,349
Bluegreen Vacations Holding Corp.	372	4,869
Boyd Gaming Corp.	3,025	136,609
Brinker International, Inc.	1,778	104,689
Caesars Entertainment, Inc.(a)	6,848	482,031
Carnival Corp.	18,517	345,712
Carrols Restaurant Group, Inc.(a)	896	5,501
Century Casinos, Inc.(a)	1,395	9,695
Cheesecake Factory, Inc.	1,823	81,980
Chipotle Mexican Grill, Inc.(a)	1,096	1,622,080
Choice Hotels International, Inc.	1,316	132,442
Churchill Downs, Inc.	1,448	271,428
Chuy’s Holdings, Inc.(a)	546	19,154
Cracker Barrel Old Country Store, Inc.	960	129,898
Darden Restaurants, Inc.	5,087	594,619
Dave & Buster’s Entertainment, Inc.	1,937	65,897
Del Taco Restaurants, Inc.(a)	678	6,522
Denny’s Corp.(a)	1,915	30,123
Dine Brands Global, Inc.	553	38,024
Domino’s Pizza, Inc.	1,599	592,845
El Pollo Loco Holdings, Inc.(a)	399	8,120
Everi Holdings, Inc.(a)	3,894	50,934
Extended Stay America, Inc.	7,132	104,698
Fiesta Restaurant Group, Inc.(a)	813	12,244
GAN Ltd.(a)	966	22,807
Golden Entertainment, Inc.(a)	589	10,013

60	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Hilton Grand Vacations, Inc.(a)	2,971	$88,298
Hilton Worldwide Holdings, Inc.	10,617	1,076,458
Hyatt Hotels Corp., Class A	1,518	99,672
International Game Technology PLC	3,361	54,146
Jack in the Box, Inc.	910	85,667
Las Vegas Sands Corp.	13,242	636,808
Lindblad Expeditions Holdings, Inc.(a)	684	10,739
Marriott International, Inc., Class A	10,624	1,235,677
Marriott Vacations Worldwide Corp.	1,509	185,245
McDonald’s Corp.	29,111	6,050,430
MGM Resorts International	18,125	517,650
Monarch Casino & Resort, Inc.(a)	605	31,974
Nathan’s Famous, Inc.	339	18,818
Noodles & Co.(a)	1,836	15,551
Norwegian Cruise Line Holdings Ltd.(a)(b)	12,114	274,382
Papa John’s International, Inc.	1,277	130,612
Penn National Gaming, Inc.(a)	5,818	603,443
Planet Fitness, Inc., Class A(a)	3,101	223,272
PlayAGS, Inc.(a)	1,281	6,597
RCI Hospitality Holdings, Inc.(b)	294	11,313
Red Robin Gourmet Burgers, Inc.(a)	441	11,550
Red Rock Resorts, Inc., Class A	2,802	65,791
Royal Caribbean Cruises Ltd.	7,643	496,795
Ruth’s Hospitality Group, Inc.	1,993	36,253
Scientific Games Corp., Class A(a)	2,471	96,913
SeaWorld Entertainment, Inc.(a)	1,800	51,426
Shake Shack, Inc., Class A(a)	1,438	163,098
Six Flags Entertainment Corp.	2,839	97,094
Starbucks Corp.	44,739	4,331,183
Target Hospitality Corp.(a)	2,425	4,292
Texas Roadhouse, Inc.	2,602	198,298
Vail Resorts, Inc.	1,590	422,876
Wendy’s Co.	6,902	140,801
Wingstop, Inc.	1,153	173,008
Wyndham Destinations, Inc.	3,364	148,823
Wyndham Hotels & Resorts, Inc.	3,606	209,761
Wynn Resorts Ltd.	3,797	377,915
Yum China Holdings, Inc.	15,581	883,599
Yum! Brands, Inc.	11,650	1,182,359

		25,845,235

Household Durables — 0.5%
Beazer Homes USA, Inc.(a)	1,012	16,820
Cavco Industries, Inc.(a)	333	62,824
Century Communities, Inc.(a)	1,295	60,787
D.R. Horton, Inc.	12,731	977,741
Ethan Allen Interiors, Inc.	842	19,913
Garmin Ltd.	5,790	665,039
GoPro, Inc., Class A(a)	5,660	50,657
Green Brick Partners, Inc.(a)	1,139	22,666
Hamilton Beach Brands Holding Co., Class A	190	3,646
Helen of Troy Ltd.(a)(b)	978	238,877
Hooker Furniture Corp.	333	10,033
Installed Building Products, Inc.(a)	876	91,919
iRobot Corp.(a)	1,117	134,152
KB Home	3,331	138,703
La-Z-Boy, Inc.	1,540	59,629
Leggett & Platt, Inc.	5,165	211,765
Lennar Corp., -B Shares	1,295	86,687
Lennar Corp., Class A	9,921	824,931
LGI Homes, Inc.(a)	802	85,581
Lifetime Brands, Inc.	464	6,450

Security	Shares	Value

Household Durables (continued)
Lovesac Co.(a)(b)	313	$17,697
M/I Homes, Inc.(a)	1,039	51,295
MDC Holdings, Inc.	1,916	99,670
Meritage Homes Corp.(a)	1,426	114,451
Mohawk Industries, Inc.(a)	2,287	328,413
Newell Brands, Inc.	15,242	366,113
NVR, Inc.(a)(b)	136	604,721
PulteGroup, Inc.	10,350	450,225
Purple Innovation, Inc.(a)	1,118	38,057
Skyline Champion Corp.(a)	1,829	61,509
Sonos, Inc.(a)	3,363	87,943
Taylor Morrison Home Corp.(a)	5,089	132,212
Tempur Sealy International, Inc.(a)	7,024	185,434
Toll Brothers, Inc.	4,605	235,316
TopBuild Corp.(a)	1,232	246,338
TRI Pointe Group, Inc.(a)	5,257	106,191
Tupperware Brands Corp.(a)	2,306	69,365
Turtle Beach Corp.(a)	776	23,202
Universal Electronics, Inc.(a)	483	26,198
Whirlpool Corp.	2,381	440,699

		7,453,869

Household Products — 1.3%
Central Garden & Pet Co.(a)	682	28,842
Central Garden & Pet Co., Class A(a)	1,246	48,594
Church & Dwight Co., Inc.	9,589	809,599
Clorox Co.	4,891	1,024,469
Colgate-Palmolive Co.	33,087	2,580,786
Energizer Holdings, Inc.	2,281	99,999
Kimberly-Clark Corp.	13,223	1,746,758
Oil-Dri Corp. of America	141	4,889
Procter & Gamble Co.	95,142	12,198,156
Reynolds Consumer Products Inc.	2,162	64,860
Spectrum Brands Holdings, Inc.	1,599	120,836
WD-40 Co.	520	158,293

		18,886,081

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	25,592	624,189
Atlantic Power Corp.(a)	4,381	12,968
Brookfield Renewable Corp., Class A(b)	3,954	221,226
Clearway Energy, Inc., Class A	2,467	71,124
Clearway Energy, Inc., Class C	2,114	65,492
Ormat Technologies, Inc.(b)	1,497	170,897
Sunnova Energy International, Inc.(a)	2,135	93,620
Vistra Corp.	19,333	386,080

		1,645,596

Industrial Conglomerates — 1.0%
3M Co.	21,986	3,862,061
Carlisle Cos., Inc.	2,152	311,889
General Electric Co.	340,044	3,631,670
Honeywell International, Inc.	27,505	5,373,652
Raven Industries, Inc.	1,286	41,499
Roper Technologies, Inc.	4,035	1,585,392

		14,806,163

Insurance — 1.9%
Aflac, Inc.	27,708	1,251,847
Alleghany Corp.	551	312,334
Allstate Corp.	11,954	1,281,230
Ambac Financial Group, Inc.(a)	1,699	24,500
American Equity Investment Life Holding Co.	2,793	81,528
American Financial Group, Inc.	2,886	271,688

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
American International Group, Inc.	33,234	$1,244,281
American National Group, Inc.	327	28,900
AMERISAFE, Inc.	924	51,282
Aon PLC, Class A	8,974	1,822,619
Arch Capital Group Ltd.(a)	15,312	480,950
Argo Group International Holdings Ltd.	1,168	47,129
Arthur J Gallagher & Co.	7,610	878,270
Assurant, Inc.	2,342	317,271
Assured Guaranty Ltd.	2,078	74,289
Athene Holding Ltd., Class A(a)	4,479	183,146
Axis Capital Holdings Ltd.	3,136	143,942
Brighthouse Financial, Inc.(a)	4,012	141,864
Brown & Brown, Inc.	9,263	399,143
BRP Group, Inc., Class A(a)	1,344	31,194
Chubb Ltd.	17,400	2,534,658
Cincinnati Financial Corp.	5,800	487,722
Citizens, Inc.(a)	3,588	21,707
CNA Financial Corp.	1,235	47,449
CNO Financial Group, Inc.	6,029	127,875
eHealth, Inc.(a)	982	46,989
Employers Holdings, Inc.	798	24,339
Enstar Group Ltd.(a)	489	97,903
Erie Indemnity Co., Class A	971	236,050
Everest Re Group Ltd.	1,539	324,852
FBL Financial Group, Inc., Class A	309	17,316
FedNat Holding Co.	339	1,763
Fidelity National Financial, Inc.	10,477	380,315
First American Financial Corp.	4,221	220,716
Genworth Financial, Inc., Class A(a)	21,273	60,415
Globe Life, Inc.	4,115	371,955
GoHealth, Inc., Class A(a)(b)	3,067	40,822
Goosehead Insurance, Inc., Class A	501	66,934
Greenlight Capital Re Ltd., Class A(a)	1,310	9,838
Hanover Insurance Group, Inc.	1,478	166,231
Hartford Financial Services Group, Inc.	14,051	674,729
HCI Group, Inc.	211	11,738
Heritage Insurance Holdings, Inc.	585	5,452
Horace Mann Educators Corp.	1,576	61,732
Independence Holding Co.	268	10,321
Investors Title Co.	51	7,293
James River Group Holdings Ltd.	1,134	50,440
Kemper Corp.	2,407	169,332
Kinsale Capital Group, Inc.	804	150,798
Lemonade Inc.(a)	423	61,441
Lincoln National Corp.	7,297	331,941
Loews Corp.	9,366	424,186
Markel Corp.(a)	535	518,672
Marsh & McLennan Cos., Inc.	19,823	2,178,746
MBIA, Inc.(a)	2,769	17,002
Mercury General Corp.	1,102	58,417
MetLife, Inc.	30,023	1,445,607
National Western Life Group, Inc., Class A	82	14,760
Old Republic International Corp.	11,097	200,856
Palomar Holdings, Inc.(a)	896	89,233
Primerica, Inc.	1,584	220,667
Principal Financial Group, Inc.	10,396	512,211
ProAssurance Corp.	1,892	34,680
Progressive Corp.	22,726	1,981,480
Protective Insurance Corp., Class B	404	5,684
Prudential Financial, Inc.	15,362	1,202,537
Reinsurance Group of America, Inc.	2,612	274,391
RenaissanceRe Holdings Ltd.	1,916	288,243

Security	Shares	Value

Insurance (continued)
RLI Corp.	1,497	$144,880
Safety Insurance Group, Inc.	657	48,250
Selective Insurance Group, Inc.	2,322	150,884
Selectquote, Inc.(a)	1,994	42,113
State Auto Financial Corp.	431	7,129
Stewart Information Services Corp.	1,098	50,925
Third Point Reinsurance Ltd.(a)	2,568	23,703
Travelers Cos., Inc.	9,798	1,335,467
Trupanion, Inc.(a)	1,160	130,152
United Fire Group, Inc.	693	19,085
United Insurance Holdings Corp.	649	3,297
Universal Insurance Holdings, Inc.	1,090	14,595
Unum Group	8,178	189,975
W.R. Berkley Corp.	5,353	332,635
Watford Holdings Ltd.(a)	939	32,452
White Mountains Insurance Group Ltd.	123	125,460
Willis Towers Watson PLC	4,983	1,011,250

		29,018,097

Interactive Media & Services(a) — 4.9%
Alphabet, Inc., Class A	11,722	21,420,314
Alphabet, Inc., Class C	11,365	20,863,185
Cargurus, Inc.	3,222	94,243
Cars.com, Inc.	2,829	32,845
DHI Group, Inc.	2,727	6,817
Eventbrite, Inc., Class A	2,880	51,408
EverQuote, Inc., Class A	585	26,360
Facebook, Inc., Class A	93,854	24,245,304
IAC/InterActiveCorp.	2,866	601,717
Liberty TripAdvisor Holdings, Inc., Class A	2,921	11,918
Match Group, Inc.	8,859	1,239,020
MediaAlpha, Inc., Class A	1,164	64,020
Pinterest, Inc., Class A	15,702	1,075,744
QuinStreet, Inc.	1,844	39,037
TripAdvisor, Inc.	3,844	119,049
TrueCar, Inc.(b)	5,805	26,006
Twitter, Inc.	30,855	1,559,103
Yelp, Inc.	2,466	80,367
Zillow Group, Inc., Class A	2,173	301,439
Zillow Group, Inc., Class C	5,669	739,578

		72,597,474

Internet & Direct Marketing Retail — 4.1%
1-800-Flowers.com, Inc., Class A(a)(b)	1,280	39,334
Amazon.com, Inc.(a)	16,579	53,155,590
Booking Holdings, Inc.(a)	1,599	3,108,984
CarParts.com, Inc.(a)(b)	1,325	20,816
Duluth Holdings, Inc., Class B(a)	128	1,596
eBay, Inc.	25,946	1,466,209
Etsy, Inc.(a)	4,582	912,230
Expedia Group, Inc.	5,289	656,365
Groupon, Inc.(a)(b)	820	28,019
Grubhub, Inc.(a)	3,640	273,983
Lands’ End, Inc.(a)	215	5,936
Liquidity Services, Inc.(a)	954	18,622
Magnite, Inc.(a)(b)	4,820	166,965
Overstock.com, Inc.(a)(b)	1,687	130,911
PetMed Express, Inc.	1,061	40,530
Quotient Technology, Inc.(a)	2,789	24,711
Qurate Retail, Inc., Series A	15,045	189,567
RealReal, Inc.(a)	2,266	53,659
Shutterstock, Inc.	956	62,130
Stamps.com, Inc.(a)	663	151,370

62	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Stitch Fix, Inc., Class A(a)	2,253	$215,026
Waitr Holdings, Inc.(a)	3,793	13,427
Wayfair, Inc., Class A(a)(b)	2,727	742,617

		61,478,597

IT Services — 5.1%
Accenture PLC, Class A	24,879	6,018,728
Akamai Technologies, Inc.(a)	6,301	699,600
Alliance Data Systems Corp.	1,870	126,506
Amdocs Ltd.	5,029	355,148
Automatic Data Processing, Inc.	16,807	2,775,172
BigCommerce Holdings, Inc., Series-1(a)(b)	447	35,733
Black Knight, Inc.(a)	5,959	486,791
Booz Allen Hamilton Holding Corp.	5,307	451,997
Brightcove, Inc.(a)	2,245	36,930
Broadridge Financial Solutions, Inc.	4,514	637,873
CACI International, Inc., Class A(a)	985	237,602
Cardtronics PLC, Class A(a)	1,379	53,574
Cass Information Systems, Inc.	434	17,620
Cognizant Technology Solutions Corp., Class A	20,913	1,630,168
Concentrix Corp.(a)	1,635	174,814
Conduent, Inc.(a)	7,311	35,239
CSG Systems International, Inc.	1,261	54,336
DXC Technology Co.	9,913	279,547
Endurance International Group Holdings, Inc.(a)	2,163	20,505
EPAM Systems, Inc.(a)	2,071	713,315
Euronet Worldwide, Inc.(a)	1,992	248,920
EVERTEC, Inc.	2,309	80,122
Evo Payments, Inc., Class A(a)	1,908	43,808
ExlService Holdings, Inc.(a)	1,373	105,282
Fastly, Inc., Class A(a)	3,010	329,143
Fidelity National Information Services, Inc.	24,182	2,985,510
Fiserv, Inc.(a)	22,458	2,306,212
FleetCor Technologies, Inc.(a)	3,213	779,956
Gartner, Inc.(a)	3,379	513,304
Genpact Ltd.	7,480	286,334
Global Payments, Inc.	11,528	2,034,923
Globant SA(a)	1,525	292,800
GoDaddy, Inc., Class A(a)	6,395	502,519
GreenSky, Inc., Class A(a)	2,934	14,465
GTT Communications, Inc.(a)(b)	540	2,511
Hackett Group, Inc.	467	6,361
I3 Verticals, Inc., Class A(a)	417	12,101
International Business Machines Corp.	34,516	4,111,201
Jack Henry & Associates, Inc.	2,921	422,932
KBR, Inc.	5,578	162,041
Limelight Networks, Inc.(a)	5,082	23,149
LiveRamp Holdings, Inc.(a)	2,441	184,808
ManTech International Corp., Class A	1,047	93,905
Mastercard, Inc., Class A	34,458	10,898,721
MAXIMUS, Inc.	2,449	183,822
MoneyGram International, Inc.(a)	3,547	27,205
MongoDB, Inc.(a)	1,967	727,023
NIC, Inc.	2,423	65,227
Okta, Inc.(a)	4,442	1,150,522
Paychex, Inc.	12,385	1,081,458
PayPal Holdings, Inc.(a)	45,911	10,757,406
Paysign, Inc.(a)	723	3,384
Perficient, Inc.(a)	1,301	71,048
Perspecta, Inc.	5,737	166,086
Rackspace Technology, Inc.(a)	2,370	54,771
Repay Holdings Corp.(a)	2,463	54,555

Security	Shares	Value

IT Services (continued)
Sabre Corp.	12,080	$130,222
Science Applications International Corp.	2,334	224,134
Square, Inc., Class A(a)	14,445	3,119,542
StoneCo. Ltd., Class A(a)	7,705	553,989
Switch, Inc., Class A	3,413	58,772
Sykes Enterprises, Inc.(a)	1,447	55,840
TTEC Holdings, Inc.	814	61,522
Tucows, Inc., Class A(a)	474	37,873
Twilio, Inc., Class A(a)	5,528	1,986,929
Unisys Corp.(a)	2,599	62,090
VeriSign, Inc.(a)	3,951	766,771
Verra Mobility Corp.(a)	4,831	61,837
Virtusa Corp.(a)	1,226	62,587
Visa, Inc., Class A	65,993	12,753,147
Western Union Co.	16,122	359,037
WEX, Inc.(a)	1,676	316,094

		76,235,119

Leisure Products — 0.2%
Acushnet Holdings Corp.	1,308	53,393
American Outdoor Brands, Inc.(a)	1,158	21,979
Brunswick Corp.	2,991	258,602
Callaway Golf Co.	3,953	110,249
Clarus Corp.	461	7,403
Escalade, Inc.	501	10,446
Hasbro, Inc.	4,946	464,034
Johnson Outdoors, Inc., Class A	138	15,046
Malibu Boats, Inc., Class A(a)(b)	936	65,623
MasterCraft Boat Holdings, Inc.(a)	515	13,148
Mattel, Inc.(a)	13,569	245,870
Nautilus, Inc.(a)(b)	1,478	36,226
Peloton Interactive, Inc., Class A(a)	9,771	1,427,836
Polaris, Inc.	2,270	264,841
Smith & Wesson Brands Inc.	2,188	36,233
Sturm Ruger & Co., Inc.	761	48,217
Vista Outdoor, Inc.(a)	2,451	71,496
YETI Holdings, Inc.(a)	3,064	201,672

		3,352,314

Life Sciences Tools & Services — 1.4%
10X Genomics, Inc., Class A(a)	2,198	376,188
Adaptive Biotechnologies Corp.(a)	3,035	168,351
Agilent Technologies, Inc.	12,188	1,464,632
Avantor, Inc.(a)	20,670	609,558
Berkeley Lights, Inc.(a)	419	30,168
Bio-Rad Laboratories, Inc., Class A(a)	804	461,311
Bio-Techne Corp.	1,510	490,614
Bruker Corp.	4,001	231,618
Charles River Laboratories International, Inc.(a)	1,893	490,382
ChromaDex Corp.(a)(b)	2,577	12,215
Codexis, Inc.(a)	2,533	58,994
Fluidigm Corp.(a)(b)	1,669	10,815
Illumina, Inc.(a)	5,650	2,409,386
IQVIA Holdings, Inc.(a)	7,461	1,326,566
Luminex Corp.	1,645	46,208
Medpace Holdings, Inc.(a)	1,079	143,280
Mettler-Toledo International, Inc.(a)	917	1,071,148
NanoString Technologies, Inc.(a)	1,746	122,272
NeoGenomics, Inc.(a)	4,100	217,382
Pacific Biosciences of California, Inc.(a)	7,067	228,617
PerkinElmer, Inc.	4,322	635,637
Personalis, Inc.(a)	1,047	40,278
PPD, Inc.(a)	6,163	198,202

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
PRA Health Sciences, Inc.(a)	2,533	$312,167
QIAGEN NV(a)	8,709	471,592
Quanterix Corp.(a)	647	41,887
Repligen Corp.(a)	1,981	396,200
Syneos Health, Inc.(a)	2,633	195,764
Thermo Fisher Scientific, Inc.	15,427	7,863,142
Waters Corp.(a)	2,379	629,650

		20,754,224

Machinery — 1.8%
AGCO Corp.	2,407	266,936
Alamo Group, Inc.	335	46,763
Albany International Corp., Class A	1,186	82,451
Allison Transmission Holdings, Inc.	4,437	180,586
Altra Industrial Motion Corp.	2,663	136,905
Astec Industries, Inc.	811	48,230
Barnes Group, Inc.	1,726	82,969
Blue Bird Corp.(a)	429	8,795
Caterpillar, Inc.	21,174	3,871,454
Chart Industries, Inc.(a)	1,484	178,243
CIRCOR International, Inc.(a)	747	23,882
Colfax Corp.(a)	3,869	143,617
Columbus McKinnon Corp.	771	33,299
Crane Co.	1,824	138,040
Cummins, Inc.	5,811	1,362,215
Deere & Co.	11,073	3,197,882
Donaldson Co., Inc.	4,988	296,487
Douglas Dynamics, Inc.	741	30,233
Dover Corp.	5,540	645,355
Energy Recovery, Inc.(a)	703	9,730
Enerpac Tool Group Corp.	1,778	36,040
EnPro Industries, Inc.	672	48,512
ESCO Technologies, Inc.	1,063	101,070
Evoqua Water Technologies Corp.(a)	3,569	97,255
Federal Signal Corp.	2,841	92,872
Flowserve Corp.	5,174	183,987
Fortive Corp.	11,449	756,550
Franklin Electric Co., Inc.	1,806	125,373
Gates Industrial Corp. PLC(a)	2,328	32,871
Gencor Industries, Inc.(a)	1,081	13,848
Gorman-Rupp Co.	505	15,907
Graco, Inc.	6,418	442,457
Graham Corp.	286	4,221
Greenbrier Cos., Inc.	1,363	49,313
Helios Technologies, Inc.	1,347	73,479
Hillenbrand, Inc.	2,582	106,120
Hurco Cos., Inc.	172	5,060
Hyster-Yale Materials Handling, Inc.	411	36,871
IDEX Corp.	2,939	547,212
Illinois Tool Works, Inc.	12,279	2,384,705
Ingersoll Rand, Inc.(a)	13,159	550,573
ITT, Inc.	3,477	259,767
John Bean Technologies Corp.	1,283	148,674
Kadant, Inc.	395	56,465
Kennametal, Inc.	3,094	117,201
LB Foster Co., Class A(a)	354	5,363
Lincoln Electric Holdings, Inc.	2,273	260,258
Lindsay Corp.	413	57,750
Luxfer Holdings PLC	874	14,395
Lydall, Inc.(a)	520	15,652
Manitowoc Co., Inc.(a)	1,232	16,188
Meritor, Inc.(a)	2,656	68,551

Security	Shares	Value

Machinery (continued)
Middleby Corp.(a)	2,167	$294,105
Miller Industries, Inc.	363	14,476
Mueller Industries, Inc.	2,284	77,999
Mueller Water Products, Inc., Class A	6,381	76,508
Navistar International Corp.(a)	2,037	89,628
NN, Inc.(a)	2,043	12,319
Nordson Corp.	2,230	399,148
Omega Flex, Inc.	130	24,050
Oshkosh Corp.	2,639	241,706
Otis Worldwide Corp.	15,814	1,022,375
PACCAR, Inc.	12,935	1,179,931
Parker-Hannifin Corp.	4,947	1,309,026
Park-Ohio Holdings Corp.	132	3,721
Pentair PLC	6,432	350,287
Proto Labs, Inc.(a)	1,060	224,508
RBC Bearings, Inc.(a)	974	162,979
REV Group, Inc.	1,078	11,136
Rexnord Corp.	4,719	178,661
Shyft Group, Inc.	1,242	37,508
Snap-on, Inc.	2,121	381,759
SPX Corp.(a)	1,924	99,490
SPX FLOW, Inc.(a)	1,814	96,088
Standex International Corp.	383	31,372
Stanley Black & Decker, Inc.	5,965	1,034,868
Tennant Co.	616	41,734
Terex Corp.	2,288	81,819
Timken Co.	2,478	187,485
Toro Co.	4,185	394,436
TriMas Corp.(a)	1,521	48,140
Trinity Industries, Inc.	3,944	109,683
Wabash National Corp.	1,971	31,437
Watts Water Technologies, Inc., Class A	1,043	125,233
Welbilt, Inc.(a)	4,491	57,979
Westinghouse Air Brake Technologies Corp.	7,206	534,757
Woodward, Inc.	2,169	242,820
Xylem, Inc.	6,880	664,539

		27,382,342

Marine — 0.0%
Costamare, Inc.	1,248	9,984
Eagle Bulk Shipping, Inc.(a)	219	4,286
Genco Shipping & Trading Ltd.	1,092	8,638
Kirby Corp.(a)	2,395	121,570
Matson, Inc.	1,815	108,537
Safe Bulkers, Inc.(a)	2,358	4,103
Scorpio Bulkers, Inc.	134	2,159
SEACOR Holdings, Inc.(a)(b)	957	39,945

		299,222

Media — 1.4%
Altice USA, Inc., Class A(a)	11,997	426,733
AMC Networks, Inc., Class A(a)(b)	1,603	79,220
Boston Omaha Corp., Class A(a)	863	23,560
Cable One, Inc.	203	406,000
Cardlytics, Inc.(a)	1,008	123,248
Charter Communications, Inc., Class A(a)	5,684	3,453,371
Comcast Corp., Class A	177,214	8,784,498
ComScore, Inc.(a)	2,806	8,951
Daily Journal Corp.(a)(b)	60	20,040
Discovery, Inc., Class A(a)(b)	4,366	180,840
Discovery, Inc., Class C(a)	14,244	498,967
DISH Network Corp., Class A(a)	9,440	273,949
Emerald Holding, Inc.	736	2,988

64	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Entercom Communications Corp., Class A	3,599	$16,735
Entravision Communications Corp., Class A	1,689	5,405
EW Scripps Co., Class A	1,830	27,102
Fluent, Inc.(a)	1,571	8,515
Fox Corp., Class A	13,004	405,465
Fox Corp., Class B(a)	5,912	176,710
Gannett Co., Inc.(a)	4,135	18,525
Gray Television, Inc.(a)	3,459	58,976
iHeartMedia, Inc., Class A(a)	2,633	38,284
Interpublic Group of Cos., Inc.	14,447	347,739
John Wiley & Sons, Inc., Class A	1,563	71,288
Liberty Broadband Corp., Class A(a)	1,216	176,527
Liberty Broadband Corp., Class C(a)	6,084	888,568
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	3,363	135,932
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	6,893	279,580
Liberty Media Corp.-Liberty Braves, Class A(a)	602	16,471
Liberty Media Corp.-Liberty Braves, Class C(a)	1,290	34,546
Liberty Media Corp.-Liberty Formula One, Class A(a)	581	21,061
Liberty Media Corp.-Liberty Formula One, Class C(a)	7,854	315,966
Loral Space & Communications, Inc.	436	11,074
Meredith Corp.	1,332	29,211
MSG Networks, Inc., Class A(a)	1,788	30,879
National CineMedia, Inc.	2,288	9,530
New York Times Co., Class A	6,284	311,624
News Corp., Class A	14,610	283,434
News Corp., Class B	5,383	101,631
Nexstar Media Group, Inc., Class A	1,635	185,850
Omnicom Group, Inc.	8,283	516,694
Scholastic Corp.	975	25,126
Sinclair Broadcast Group, Inc., Class A	2,243	70,677
Sirius XM Holdings, Inc.(b)	46,139	288,830
TechTarget, Inc.(a)	999	74,625
TEGNA, Inc.	9,011	144,446
Tribune Publishing Co.	502	7,334
ViacomCBS, Inc., Class A	716	34,841
ViacomCBS, Inc., Class B	20,877	1,012,535
WideOpenWest, Inc.(a)	3,478	37,041

		20,501,142

Metals & Mining — 0.4%
Alcoa Corp.(a)	7,441	133,938
Allegheny Technologies, Inc.(a)	4,571	77,753
Arconic Corp.(a)	3,681	92,761
Carpenter Technology Corp.	1,574	49,172
Century Aluminum Co.(a)	1,825	17,794
Cleveland-Cliffs, Inc.	15,670	240,378
Coeur Mining, Inc.(a)(b)	10,214	92,437
Commercial Metals Co.	4,606	90,692
Compass Minerals International, Inc.	1,403	81,739
Ferroglobe PLC(c)	844	—
Fortitude Gold Corp.	396	416
Freeport-McMoRan, Inc.	56,165	1,511,400
Gold Resource Corp.	1,386	3,908
Haynes International, Inc.	363	8,418
Hecla Mining Co.	20,181	114,830
Kaiser Aluminum Corp.	636	55,141
Materion Corp.	920	62,735
Newmont Corp.	31,156	1,856,898
Novagold Resources, Inc.(a)	8,391	76,526
Nucor Corp.	11,711	570,677
Olympic Steel, Inc.	97	1,324
Reliance Steel & Aluminum Co.	2,755	319,800

Security	Shares	Value

Metals & Mining (continued)
Royal Gold, Inc.	2,585	$276,285
Ryerson Holding Corp.(a)	148	1,826
Schnitzer Steel Industries, Inc., Class A	861	25,417
Southern Copper Corp.	3,269	217,094
Steel Dynamics, Inc.	8,104	277,724
SunCoke Energy, Inc.	1,917	9,451
TimkenSteel Corp.(a)	1,376	6,921
United States Steel Corp.	7,990	141,902
Warrior Met Coal, Inc.	2,567	59,092
Worthington Industries, Inc.	1,445	75,631

		6,550,080

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	22,066	344,230
Annaly Capital Management, Inc.	54,358	441,387
Anworth Mortgage Asset Corp.	2,687	6,556
Apollo Commercial Real Estate Finance, Inc.	7,092	79,289
Arbor Realty Trust, Inc.	4,147	59,136
Ares Commercial Real Estate Corp.	1,122	12,701
Arlington Asset Investment Corp., Class A	839	3,037
ARMOUR Residential REIT, Inc.	1,713	19,134
Blackstone Mortgage Trust, Inc., Class A	5,061	134,926
Broadmark Realty Capital, Inc.	5,258	54,105
Capstead Mortgage Corp.	2,469	13,184
Cherry Hill Mortgage Investment Corp.	1,244	10,947
Chimera Investment Corp.	8,610	86,961
Colony Credit Real Estate, Inc.	2,738	21,630
Dynex Capital, Inc.	695	12,545
Ellington Financial, Inc.	1,920	28,723
Granite Point Mortgage Trust, Inc.	1,933	18,016
Great Ajax Corp.	332	3,270
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,809	166,152
Invesco Mortgage Capital, Inc.	6,966	28,143
KKR Real Estate Finance Trust, Inc.	1,316	22,530
Ladder Capital Corp.	4,671	45,916
MFA Financial, Inc.	20,140	73,310
New Residential Investment Corp.	15,174	142,484
New York Mortgage Trust, Inc.	17,656	65,857
Orchid Island Capital, Inc.	1,593	8,236
PennyMac Mortgage Investment Trust	3,973	68,534
Ready Capital Corp.	1,353	15,397
Redwood Trust, Inc.	4,274	36,671
Starwood Property Trust, Inc.	10,933	205,103
TPG RE Finance Trust, Inc.	3,418	33,394
Two Harbors Investment Corp.	9,340	56,694
Western Asset Mortgage Capital Corp.	1,131	3,336

		2,321,534

Multi-line Retail — 0.5%
Big Lots, Inc.	1,393	83,134
Dillard’s, Inc., Class A(b)	348	30,558
Dollar General Corp.	9,743	1,896,085
Dollar Tree, Inc.(a)	9,148	929,986
Kohl’s Corp.	6,246	275,199
Macy’s, Inc.	10,824	162,793
Nordstrom, Inc.	4,470	158,462
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,165	205,090
Target Corp.	19,523	3,536,982

		7,278,289

Multi-Utilities — 0.7%
Ameren Corp.	9,603	698,330
Avista Corp.	2,622	98,273

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
Black Hills Corp.	2,424	$143,307
CenterPoint Energy, Inc.	19,321	407,480
CMS Energy Corp.	11,014	626,476
Consolidated Edison, Inc.	13,511	956,309
Dominion Energy, Inc.	32,335	2,356,898
DTE Energy Co.	7,407	879,359
MDU Resources Group, Inc.	7,660	201,381
NiSource, Inc.	14,340	317,631
NorthWestern Corp.	1,857	101,151
Public Service Enterprise Group, Inc.	20,250	1,142,707
Sempra Energy	11,395	1,410,245
Unitil Corp.	767	31,271
WEC Energy Group, Inc.	12,260	1,089,914

		10,460,732

Oil, Gas & Consumable Fuels — 2.0%
Antero Midstream Corp.	11,319	91,684
Antero Resources Corp.(a)	10,080	69,955
Apache Corp.	14,615	208,702
Arch Resources, Inc.	592	28,369
Ardmore Shipping Corp.	703	2,250
Berry Corp.	2,607	10,037
Bonanza Creek Energy, Inc.(a)(b)	672	13,884
Brigham Minerals, Inc., Class A	617	8,262
Cabot Oil & Gas Corp.	15,376	281,842
Cheniere Energy, Inc.(a)	9,109	576,873
Chevron Corp.	75,364	6,421,013
Cimarex Energy Co.	3,621	152,734
Clean Energy Fuels Corp.(a)	4,949	50,628
CNX Resources Corp.(a)	8,157	103,349
ConocoPhillips	52,318	2,094,290
CONSOL Energy, Inc.(a)	881	7,154
Contango Oil & Gas Co.(a)	4,501	10,757
Continental Resources, Inc.	3,232	63,638
CVR Energy, Inc.	1,053	18,006
Delek US Holdings, Inc.	2,513	47,144
Devon Energy Corp.	22,894	376,835
DHT Holdings, Inc.	4,668	25,067
Diamond S Shipping, Inc.(a)(b)	1,594	10,186
Diamondback Energy, Inc.	6,660	377,555
Dorian LPG Ltd.(a)	1,250	14,488
Energy Fuels, Inc.(a)(b)	4,782	18,172
EOG Resources, Inc.	23,228	1,183,699
EQT Corp.	12,776	208,377
Equitrans Midstream Corp.	15,873	105,555
Evolution Petroleum Corp.	1,161	3,692
Exxon Mobil Corp.	165,449	7,418,733
Falcon Minerals Corp.	1,711	5,236
Frontline Ltd.	4,838	28,544
Golar LNG Ltd.(a)	3,854	41,739
Goodrich Petroleum Corp.(a)	829	8,016
Green Plains, Inc.(a)	1,196	22,975
Hess Corp.	10,891	587,896
HollyFrontier Corp.	5,849	166,463
International Seaways, Inc.	846	13,544
Kinder Morgan, Inc.	77,564	1,092,101
Kosmos Energy Ltd.	13,128	29,144
Magnolia Oil & Gas Corp., Class A(a)(b)	3,654	30,949
Marathon Oil Corp.	30,603	221,566
Marathon Petroleum Corp.	25,047	1,081,029
Matador Resources Co.(a)	4,298	65,673
Murphy Oil Corp.	5,383	66,588

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
NACCO Industries, Inc., Class A	95	$2,277
Nordic American Tankers Ltd.	4,938	14,616
Occidental Petroleum Corp.	32,418	650,305
ONEOK, Inc.	17,827	710,049
Overseas Shipholding Group, Inc., Class A(a)	2,632	5,448
Ovintiv, Inc.	10,156	160,059
Par Pacific Holdings, Inc.(a)	1,459	19,376
PBF Energy, Inc., Class A	4,171	35,328
PDC Energy, Inc.(a)	4,302	93,396
Peabody Energy Corp.(a)	2,502	9,583
Penn Virginia Corp.(a)	390	3,916
Phillips 66	16,951	1,149,278
Pioneer Natural Resources Co.	7,827	946,284
PrimeEnergy Resources Corp.(a)	80	2,862
Range Resources Corp.	8,998	82,872
Renewable Energy Group, Inc.(a)	1,619	145,062
REX American Resources Corp.(a)	221	16,906
Scorpio Tankers, Inc.(b)	2,267	28,201
SFL Corp. Ltd.	3,785	23,921
SM Energy Co.	3,522	29,550
Southwestern Energy Co.(a)	22,126	83,415
Talos Energy, Inc.(a)	673	5,694
Targa Resources Corp.	9,117	249,532
Tellurian, Inc.(a)(b)	3,575	10,832
Uranium Energy Corp.(a)	5,795	9,446
Valero Energy Corp.	15,953	900,228
W&T Offshore, Inc.(a)	2,856	6,912
Whiting Petroleum Corp.(a)	46	936
Williams Cos., Inc.	46,910	995,899
World Fuel Services Corp.	2,370	72,498

		29,929,074

Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	635	24,181
Domtar Corp.	2,027	60,749
Glatfelter Corp.	1,299	20,329
Louisiana-Pacific Corp.	4,635	176,176
Neenah, Inc.	540	27,497
Schweitzer-Mauduit International, Inc.	1,205	44,754
Verso Corp., Class A	1,086	12,489

		366,175

Personal Products — 0.2%
BellRing Brands, Inc., Class A(a)	1,574	36,611
Coty, Inc., Class A	10,271	65,426
Edgewell Personal Care Co.	2,094	69,940
elf Beauty, Inc.(a)	2,100	45,696
Estee Lauder Cos., Inc., Class A	8,577	2,029,747
Herbalife Nutrition Ltd.(a)	3,493	178,003
Inter Parfums, Inc.	578	35,940
Lifevantage Corp.(a)	732	6,544
Medifast, Inc.	460	107,948
Nature’s Sunshine Products, Inc.(a)	255	4,093
Nu Skin Enterprises, Inc., Class A	1,980	114,583
Revlon, Inc., Class A(a)(b)	260	2,990
USANA Health Sciences, Inc.(a)	423	35,008
Veru, Inc.(a)	4,777	42,133

		2,774,662

Pharmaceuticals — 3.5%
AcelRx Pharmaceuticals, Inc.(a)	3,530	7,766
Aerie Pharmaceuticals, Inc.(a)(b)	1,684	28,948
Agile Therapeutics, Inc.(a)	4,161	11,734
Amneal Pharmaceuticals, Inc.(a)	5,098	24,521

66	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Amphastar Pharmaceuticals, Inc.(a)	1,216	$22,107
ANI Pharmaceuticals, Inc.(a)	794	22,661
Arvinas, Inc.(a)	1,305	98,449
Atea Pharmaceuticals, Inc.(a)	1,004	73,292
Axsome Therapeutics, Inc.(a)	1,104	75,171
BioDelivery Sciences International, Inc.(a)	3,852	14,830
Bristol-Myers Squibb Co.	88,511	5,437,231
Cara Therapeutics, Inc.(a)	1,585	29,640
Catalent, Inc.(a)	6,253	719,408
Chiasma, Inc.(a)	2,036	8,063
Collegium Pharmaceutical, Inc.(a)	1,582	38,189
Corcept Therapeutics, Inc.(a)	3,744	105,805
CorMedix, Inc.(a)	1,458	12,758
Cymabay Therapeutics, Inc.(a)	3,406	18,222
Durect Corp.(a)	7,508	15,466
Elanco Animal Health, Inc.(a)	17,452	506,632
Eli Lilly & Co.	32,877	6,837,430
Eloxx Pharmaceuticals, Inc.(a)	661	2,274
Endo International PLC(a)	9,338	67,981
Evofem Biosciences, Inc.(a)(b)	5,811	15,283
Evolus, Inc.(a)	275	1,859
Fulcrum Therapeutics, Inc.(a)	659	7,289
Horizon Therapeutics PLC(a)	7,480	542,150
Innoviva, Inc.(a)	2,582	31,010
Intra-Cellular Therapies, Inc.(a)(b)	2,695	86,644
Jazz Pharmaceuticals PLC(a)	2,165	336,658
Johnson & Johnson	102,945	16,793,418
Kala Pharmaceuticals, Inc.(a)(b)	1,156	8,589
Lannett Co., Inc.(a)	1,056	8,184
Liquidia Corp.(a)	1,077	2,951
Marinus Pharmaceuticals, Inc.(a)(b)	1,328	16,507
Merck & Co., Inc.	98,718	7,608,196
Nektar Therapeutics(a)(b)	6,809	134,137
NGM Biopharmaceuticals, Inc.(a)	1,461	37,489
Ocular Therapeutix, Inc.(a)	2,768	50,239
Odonate Therapeutics, Inc.(a)	353	8,158
Omeros Corp.(a)	2,229	43,376
Optinose, Inc.(a)(b)	514	2,046
Pacira BioSciences, Inc.(a)	1,813	119,803
Paratek Pharmaceuticals, Inc.(a)	915	5,938
Perrigo Co. PLC	5,278	225,371
Pfizer, Inc.	217,522	7,809,040
Phathom Pharmaceuticals, Inc.(a)	560	21,560
Phibro Animal Health Corp., Class A	619	12,838
Pliant Therapeutics, Inc.(a)	1,639	40,336
Prestige Consumer Healthcare, Inc.(a)	2,255	90,200
Provention Bio Inc.(a)	1,609	22,156
Reata Pharmaceuticals, Inc., Class A(a)(b)	931	96,442
Recro Pharma, Inc.(a)	902	2,823
Relmada Therapeutics, Inc.(a)	534	17,451
Revance Therapeutics, Inc.(a)	2,534	64,465
Royalty Pharma PLC, Class A	4,706	221,229
Satsuma Pharmaceuticals, Inc.(a)	424	2,468
SIGA Technologies, Inc.(a)	3,614	23,346
Supernus Pharmaceuticals, Inc.(a)	2,277	66,921
TherapeuticsMD, Inc.(a)	7,503	12,380
Theravance Biopharma, Inc.(a)	1,792	33,403
Tricida, Inc.(a)	1,280	8,422
Verrica Pharmaceuticals, Inc.(a)(b)	732	8,601
Viatris, Inc.(a)	46,612	791,938
VYNE Therapeutics, Inc.(a)(b)	10,555	20,899
WaVe Life Sciences Ltd.(a)	1,000	10,170

Security	Shares	Value

Pharmaceuticals (continued)
Xeris Pharmaceuticals, Inc.(a)	3,725	$18,923
Zoetis, Inc.	18,541	2,859,949
Zogenix, Inc.(a)	2,357	44,689

		52,564,522

Professional Services — 0.6%
ASGN, Inc.(a)	2,048	169,800
Barrett Business Services, Inc.	250	15,762
BG Staffing, Inc.	403	5,086
CBIZ, Inc.(a)	1,845	47,804
CoreLogic, Inc.	3,215	242,057
CoStar Group, Inc.(a)	1,509	1,357,662
CRA International, Inc.	196	10,429
Dun & Bradstreet Holdings, Inc.(a)	3,031	71,683
Equifax, Inc.	4,688	830,292
Exponent, Inc.	2,001	165,242
Forrester Research, Inc.(a)	474	18,799
Franklin Covey Co.(a)	195	4,690
FTI Consulting, Inc.(a)	1,501	165,065
GP Strategies Corp.(a)	414	5,001
Heidrick & Struggles International, Inc.	563	16,417
Huron Consulting Group, Inc.(a)	877	46,446
ICF International, Inc.	640	49,363
IHS Markit Ltd.	15,320	1,334,066
Insperity, Inc.	1,410	110,671
Kelly Services, Inc., Class A	887	17,314
Kforce, Inc.	689	29,386
Korn Ferry	2,175	99,180
Leidos Holdings, Inc.	5,330	565,300
ManpowerGroup, Inc.	2,272	200,936
Mistras Group, Inc.(a)	335	2,315
Nielsen Holdings PLC	13,881	309,963
Resources Connection, Inc.	605	6,982
Robert Half International, Inc.	4,479	302,332
TransUnion	7,329	637,916
TriNet Group, Inc.(a)	1,574	116,649
TrueBlue, Inc.(a)	1,432	26,621
Upwork, Inc.(a)	3,805	157,717
Verisk Analytics, Inc.	6,210	1,139,535
Willdan Group, Inc.(a)	300	13,407

		8,291,888

Real Estate Management & Development — 0.1%
Altisource Portfolio Solutions SA(a)(b)	294	2,978
CBRE Group, Inc., Class A(a)	13,467	821,218
Cushman & Wakefield PLC(a)	4,042	57,922
eXp World Holdings, Inc.(a)	1,001	106,697
Forestar Group, Inc.(a)	1,192	25,616
FRP Holdings, Inc.(a)	186	8,033
Howard Hughes Corp.(a)	1,628	140,285
Jones Lang LaSalle, Inc.(a)	1,993	291,397
Kennedy-Wilson Holdings, Inc.	4,952	85,125
Marcus & Millichap, Inc.(a)	917	32,764
Newmark Group, Inc., Class A	5,556	37,559
Rafael Holdings, Inc., Class B(a)	432	10,143
RE/MAX Holdings, Inc., Class A	632	22,891
Realogy Holdings Corp.(a)	5,026	71,369
Redfin Corp.(a)(b)	4,212	299,937
RMR Group, Inc., Class A	541	19,952
St. Joe Co.	1,480	65,860

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Stratus Properties, Inc.(a)	132	$3,450
Tejon Ranch Co.(a)	507	8,076

		2,111,272

Road & Rail — 1.1%
AMERCO	344	159,079
ArcBest Corp.	886	41,066
Avis Budget Group, Inc.(a)	2,004	82,845
Covenant Logistics Group, Inc., Class A(a)	245	3,697
CSX Corp.	29,854	2,560,130
Daseke, Inc.(a)(b)	1,090	5,733
Heartland Express, Inc.	1,712	32,134
JB Hunt Transport Services, Inc.	3,274	440,877
Kansas City Southern	3,649	739,543
Knight-Swift Transportation Holdings, Inc.	5,064	202,560
Landstar System, Inc.	1,505	209,797
Lyft, Inc., Class A(a)	9,719	432,107
Marten Transport Ltd.	2,723	43,160
Norfolk Southern Corp.	10,020	2,370,933
Old Dominion Freight Line, Inc.	3,734	724,396
Ryder System, Inc.	1,915	119,860
Saia, Inc.(a)	991	175,159
Schneider National, Inc., Class B	2,360	49,560
Uber Technologies, Inc.(a)	53,968	2,748,590
Union Pacific Corp.	26,551	5,243,026
Universal Logistics Holdings, Inc.	345	7,314
US Xpress Enterprises, Inc., Class A(a)(b)	1,385	9,349
Werner Enterprises, Inc.	2,422	95,039

		16,495,954

Semiconductors & Semiconductor Equipment — 4.9%
Advanced Energy Industries, Inc.(a)	1,561	160,127
Advanced Micro Devices, Inc.(a)	46,822	4,009,836
Allegro MicroSystems, Inc.(a)	1,058	29,539
Alpha & Omega Semiconductor Ltd.(a)	1,152	33,108
Ambarella, Inc.(a)	1,270	119,837
Amkor Technology, Inc.	3,598	55,841
Analog Devices, Inc.	14,465	2,131,128
Applied Materials, Inc.	35,523	3,434,364
Atomera, Inc.(a)(b)	1,716	49,284
Axcelis Technologies, Inc.(a)	1,025	35,096
AXT, Inc.(a)	1,214	12,541
Broadcom, Inc.	15,439	6,955,270
Brooks Automation, Inc.	2,935	222,356
CEVA, Inc.(a)	893	52,499
Cirrus Logic, Inc.(a)	2,343	219,516
CMC Materials, Inc.	1,131	166,608
Cohu, Inc.	1,866	75,909
Cree, Inc.(a)	4,539	458,802
CyberOptics Corp.(a)	375	9,071
Diodes, Inc.(a)	1,521	107,656
DSP Group, Inc.(a)	1,034	16,678
Enphase Energy, Inc.(a)	4,040	736,694
Entegris, Inc.	5,074	499,231
First Solar, Inc.(a)	3,527	349,702
FormFactor, Inc.(a)	3,405	139,162
Ichor Holdings Ltd.(a)	969	34,981
Impinj, Inc.(a)	724	38,350
Inphi Corp.(a)	1,931	325,586
Intel Corp.	160,393	8,903,415
KLA Corp.	6,009	1,682,941
Lam Research Corp.	5,667	2,742,545
Lattice Semiconductor Corp.(a)	5,207	208,853

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
MACOM Technology Solutions Holdings, Inc.(a)	1,744	$99,164
Marvell Technology Group Ltd.	26,418	1,359,470
Maxeon Solar Technologies Ltd.(a)(b)	287	11,652
Maxim Integrated Products, Inc.	10,263	900,168
MaxLinear, Inc.(a)	2,605	81,771
Microchip Technology, Inc.	9,933	1,351,981
Micron Technology, Inc.(a)	43,505	3,405,136
MKS Instruments, Inc.	2,081	328,944
Monolithic Power Systems, Inc.	1,664	591,203
NeoPhotonics Corp.(a)	1,665	18,548
NVE Corp.	172	10,989
NVIDIA Corp.	23,082	11,993,176
ON Semiconductor Corp.(a)	15,807	545,183
Onto Innovation, Inc.(a)	1,653	89,345
PDF Solutions, Inc.(a)	1,754	33,887
Photronics, Inc.(a)	2,227	24,720
Power Integrations, Inc.	2,308	185,909
Qorvo, Inc.(a)(b)	4,431	757,169
Qualcomm, Inc.	43,983	6,873,663
Rambus, Inc.(a)	4,883	92,753
Semtech Corp.(a)	2,463	174,750
Silicon Laboratories, Inc.(a)	1,662	218,005
SiTime Corp.(a)	439	53,580
Skyworks Solutions, Inc.	6,512	1,102,156
SMART Global Holdings, Inc.(a)	853	31,689
SolarEdge Technologies Inc.(a)	1,860	536,294
SunPower Corp.(a)(b)	3,123	168,673
Synaptics, Inc.(a)	1,413	140,198
Teradyne, Inc.	6,446	731,492
Texas Instruments, Inc.	35,804	5,932,365
Ultra Clean Holdings, Inc.(a)	1,678	64,771
Universal Display Corp.	1,637	377,852
Veeco Instruments, Inc.(a)	1,822	33,634
Xilinx, Inc.	9,471	1,236,628

		73,573,444

Software — 9.3%
2U, Inc.(a)	2,816	115,174
8x8, Inc.(a)(b)	4,262	150,235
A10 Networks, Inc.(a)	3,291	32,680
ACI Worldwide, Inc.(a)	4,550	174,674
Adobe, Inc.(a)	18,814	8,631,299
Agilysys, Inc.(a)	963	35,429
Alarm.com Holdings, Inc.(a)	1,962	182,309
Altair Engineering, Inc., Class A(a)	1,683	94,130
Alteryx, Inc., Class A(a)	2,095	264,075
American Software, Inc., Class A	1,641	31,524
Anaplan, Inc.(a)	5,237	349,308
ANSYS, Inc.(a)	3,309	1,172,610
Appfolio, Inc., Class A(a)	629	96,117
Appian Corp.(a)	1,357	296,450
Aspen Technology, Inc.(a)	2,622	351,086
Asure Software, Inc.(a)	374	3,059
Atlassian Corp. PLC, Class A(a)	5,204	1,202,801
Autodesk, Inc.(a)	8,579	2,380,072
Avalara, Inc.(a)	3,255	488,250
Avaya Holdings Corp.(a)	3,153	70,123
Benefitfocus, Inc.(a)	1,165	14,330
Bill.Com Holdings, Inc.(a)	2,785	339,436
Blackbaud, Inc.	2,022	134,443
Blackline, Inc.(a)	2,017	261,444
Bottomline Technologies DE, Inc.(a)	1,955	93,410
Box, Inc., Class A(a)	5,702	98,873

68	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Cadence Design Systems, Inc.(a)	10,466	$1,364,662
CDK Global, Inc.	4,857	242,364
Cerence, Inc.(a)(b)	1,491	166,858
Ceridian HCM Holding, Inc.(a)	4,320	401,371
ChannelAdvisor Corp.(a)	878	17,999
Citrix Systems, Inc.	4,801	640,021
Cloudera, Inc.(a)	7,839	119,702
Cloudflare, Inc., Class A(a)	4,181	320,515
CommVault Systems, Inc.(a)	1,545	96,995
Cornerstone OnDemand, Inc.(a)	2,151	87,976
Coupa Software, Inc.(a)	2,662	824,874
Crowdstrike Holdings, Inc., Class A(a)	5,927	1,279,047
Datadog, Inc., Class A(a)	5,943	610,643
Datto Holding Corp.(a)	1,098	26,198
Digimarc Corp.(a)	495	19,236
Digital Turbine, Inc.(a)	3,249	185,875
DocuSign, Inc.(a)	6,895	1,605,777
Domo, Inc., Class B(a)	1,133	71,821
Dropbox, Inc., Class A(a)	9,423	213,242
Duck Creek Technologies, Inc.(a)(b)	861	41,621
Dynatrace, Inc.(a)	6,942	288,162
Ebix, Inc.	762	39,677
eGain Corp.(a)	724	7,964
Elastic NV(a)	2,613	397,071
Envestnet, Inc.(a)	2,062	158,217
Everbridge, Inc.(a)(b)	1,350	179,455
Fair Isaac Corp.(a)	1,083	487,469
FireEye, Inc.(a)	8,967	188,307
Five9, Inc.(a)	2,407	400,164
Fortinet, Inc.(a)	5,193	751,687
GTY Technology Holdings, Inc.(a)(b)	2,386	17,943
Guidewire Software, Inc.(a)	3,319	380,822
HubSpot, Inc.(a)	1,617	601,847
Intelligent Systems Corp.(a)	318	12,876
InterDigital, Inc.	1,314	84,372
Intuit, Inc.	9,847	3,557,032
j2 Global, Inc.(a)	1,844	189,268
Jamf Holding Corp.(a)	1,152	42,543
JFrog Ltd.(a)	443	27,674
LivePerson, Inc.(a)	2,481	157,196
Manhattan Associates, Inc.(a)	2,382	269,714
McAfee Corp., Class A	2,331	43,939
Medallia, Inc.(a)	3,171	131,596
Microsoft Corp.	292,748	67,905,826
MicroStrategy, Inc., Class A(a)	301	185,810
Mimecast Ltd.(a)	2,193	94,431
Mitek Systems, Inc.(a)	1,307	21,108
Model N, Inc.(a)(b)	1,370	46,553
nCino Inc.(a)	515	36,925
New Relic, Inc.(a)	1,996	150,059
NortonLifeLock, Inc.	21,412	451,151
Nuance Communications, Inc.(a)(b)	10,947	498,526
Nutanix, Inc., Class A(a)	7,296	222,674
OneSpan, Inc.(a)	1,431	33,371
Oracle Corp.	73,594	4,447,285
PagerDuty, Inc.(a)	2,748	133,910
Palo Alto Networks, Inc.(a)	3,703	1,298,827
Paycom Software, Inc.(a)	1,915	727,202
Paylocity Holding Corp.(a)	1,588	297,686
Pegasystems, Inc.	1,527	194,616
Ping Identity Holding Corp.(a)	1,588	47,497
Pluralsight, Inc., Class A(a)	3,812	79,290

Security	Shares	Value

Software (continued)
Progress Software Corp.	1,568	$63,002
Proofpoint, Inc.(a)	2,146	277,006
PROS Holdings, Inc.(a)	1,606	67,677
PTC, Inc.(a)	4,146	551,045
Q2 Holdings, Inc.(a)(b)	1,896	242,669
QAD, Inc., Class A	286	18,530
Qualys, Inc.(a)(b)	1,282	177,519
Rapid7, Inc.(a)	2,002	173,814
RealPage, Inc.(a)(b)	3,597	311,392
RingCentral, Inc., Class A(a)	3,128	1,166,494
SailPoint Technologies Holding, Inc.(a)	3,564	197,125
salesforce.com, Inc.(a)	34,296	7,735,806
Sapiens International Corp. NV	1,182	38,604
Seachange International, Inc.(a)	875	1,033
SecureWorks Corp., Class A(a)(b)	607	8,401
ServiceNow, Inc.(a)	7,612	4,134,534
ShotSpotter, Inc.(a)	218	10,026
Slack Technologies, Inc., Class A(a)	14,804	624,285
Smartsheet, Inc., Class A(a)	4,230	295,000
SolarWinds Corp.(a)	1,701	28,594
Splunk, Inc.(a)	6,131	1,011,799
Sprout Social, Inc., Class A(a)	1,102	72,732
SPS Commerce, Inc.(a)	1,402	138,644
SS&C Technologies Holdings, Inc.	8,639	543,220
SVMK, Inc.(a)	4,616	116,369
Synchronoss Technologies, Inc.(a)	1,198	6,038
Synopsys, Inc.(a)	5,936	1,516,351
Telenav, Inc.(a)	760	3,618
Tenable Holdings, Inc.(a)	2,954	146,193
Teradata Corp.(a)	4,094	110,129
Trade Desk, Inc., Class A(a)	1,605	1,229,414
Tyler Technologies, Inc.(a)	1,532	647,714
Unity Software, Inc.(a)	1,041	155,963
Upland Software, Inc.(a)	909	43,350
Varonis Systems, Inc.(a)	1,248	220,609
Verint Systems, Inc.(a)	2,702	199,489
Veritone, Inc.(a)	1,045	41,037
VirnetX Holding Corp.	2,642	15,984
VMware, Inc., Class A(a)	3,106	428,162
Workday, Inc., Class A(a)	6,984	1,589,070
Workiva, Inc.(a)	1,633	159,169
Xperi Holding Corp.	4,056	78,119
Yext, Inc.(a)	4,239	71,512
Zendesk, Inc.(a)	4,409	635,954
Zix Corp.(a)	2,268	18,484
Zoom Video Communications, Inc., Class A(a)	6,478	2,410,269
Zscaler, Inc.(a)	2,620	523,214
Zuora, Inc., Class A(a)	4,368	64,428

		139,007,470

Specialty Retail — 2.3%
Aaron’s Co., Inc.(a)	1,320	22,361
Abercrombie & Fitch Co., Class A	2,479	57,191
Advance Auto Parts, Inc.	2,555	381,053
American Eagle Outfitters, Inc.	6,018	136,548
America’s Car-Mart, Inc.(a)	281	33,377
Asbury Automotive Group, Inc.(a)	735	104,818
At Home Group, Inc.(a)	2,006	48,886
AutoNation, Inc.(a)	2,162	154,107
AutoZone, Inc.(a)	931	1,041,203
Bed Bath & Beyond, Inc.	5,318	187,885
Best Buy Co., Inc.	8,853	963,383
Boot Barn Holdings, Inc.(a)	1,034	59,186

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Buckle, Inc.	884	$34,759
Burlington Stores, Inc.(a)	2,510	624,739
Caleres, Inc.	1,279	19,326
Camping World Holdings, Inc., Class A	1,601	54,690
CarMax, Inc.(a)	6,353	748,256
Carvana Co.(a)(b)	2,149	561,297
Cato Corp., Class A	507	5,765
Chico’s FAS, Inc.	3,622	8,005
Children’s Place, Inc.	603	44,302
Citi Trends, Inc.	277	16,343
Conn’s, Inc.(a)	641	10,083
Container Store Group, Inc.(a)	1,057	14,407
Designer Brands, Inc., Class A	1,907	23,361
Dick’s Sporting Goods, Inc.	2,443	163,705
Express, Inc.(a)(b)	2,627	15,762
Five Below, Inc.(a)	2,140	376,062
Floor & Decor Holdings, Inc., Class A(a)	3,585	330,071
Foot Locker, Inc.	3,812	167,042
GameStop Corp., Class A(a)(b)	3,006	976,950
Gap, Inc.(a)	7,032	142,398
Genesco, Inc.(a)	625	24,256
Group 1 Automotive, Inc.	663	91,242
GrowGeneration Corp.(a)	1,474	63,662
Guess?, Inc.	1,837	42,655
Haverty Furniture Cos., Inc.	502	16,410
Hibbett Sports, Inc.(a)	760	42,902
Home Depot, Inc.	41,958	11,363,066
L Brands, Inc.	9,043	368,593
Leslie’s Inc.(a)	1,387	39,668
Lithia Motors, Inc., Class A	983	313,262
Lowe’s Cos., Inc.	29,545	4,929,583
Lumber Liquidators Holdings, Inc.(a)	1,004	28,072
MarineMax, Inc.(a)	887	37,103
Michaels Cos., Inc.(a)	3,451	53,491
Monro, Inc.	1,209	70,690
Murphy USA, Inc.	1,084	135,034
National Vision Holdings, Inc.(a)	3,057	141,753
ODP Corp.	2,168	92,552
O’Reilly Automotive, Inc.(a)	2,787	1,185,785
Penske Automotive Group, Inc.	1,347	80,605
Rent-A-Center, Inc.	1,710	74,043
RH(a)	619	294,248
Ross Stores, Inc.	13,739	1,529,013
Sally Beauty Holdings, Inc.(a)(b)	4,389	66,274
Shoe Carnival, Inc.	372	17,480
Signet Jewelers Ltd.	2,850	115,767
Sleep Number Corp.(a)	1,074	115,713
Sonic Automotive, Inc., Class A	808	33,071
Sportsman’s Warehouse Holdings, Inc.(a)	1,930	33,814
Tilly’s, Inc., Class A	598	5,860
TJX Cos., Inc.	46,874	3,001,811
Tractor Supply Co.	4,425	627,200
Ulta Beauty, Inc.(a)	2,098	586,937
Urban Outfitters, Inc.(a)	2,932	80,425
Vroom Inc.(a)(b)	1,012	37,272
Williams-Sonoma, Inc.	3,022	389,596
Winmark Corp.	85	14,504
Zumiez, Inc.(a)	980	42,218

		33,712,951

Technology Hardware, Storage & Peripherals — 5.9%
3D Systems Corp.(a)	4,803	170,699

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Apple, Inc.	630,842	$83,245,910
Avid Technology, Inc.(a)	592	10,088
Contra Technologies	164	2,150
Corsair Gaming, Inc.(a)(b)	1,082	40,878
Dell Technologies, Inc., Class C(a)	9,912	722,486
Diebold Nixdorf, Inc.(a)	2,781	37,989
Eastman Kodak Co.(a)(b)	5,643	54,116
Hewlett Packard Enterprise Co.	50,804	626,921
HP, Inc.	54,436	1,324,972
Immersion Corp.(a)(b)	1,186	15,003
NCR Corp.(a)	4,662	155,524
NetApp, Inc.	8,527	566,534
Pure Storage, Inc., Class A(a)	9,402	217,468
Super Micro Computer Inc.(a)	1,968	61,008
Western Digital Corp.	11,727	661,755
Xerox Holdings Corp.	7,163	150,638

		88,064,139

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	5,737	239,003
Carter’s, Inc.	1,695	149,228
Columbia Sportswear Co.	1,102	96,381
Crocs, Inc.(a)	2,528	177,011
Deckers Outdoor Corp.(a)	1,096	320,010
Fossil Group, Inc.(a)(b)	1,424	20,648
G-III Apparel Group Ltd.(a)(b)	1,462	39,533
Hanesbrands, Inc.	13,136	200,850
Kontoor Brands, Inc.	2,167	78,272
Lululemon Athletica, Inc.(a)	4,515	1,483,990
Movado Group, Inc.	450	9,297
NIKE, Inc., Class B	47,886	6,397,091
Oxford Industries, Inc.	585	38,165
PVH Corp.	2,671	227,730
Ralph Lauren Corp.	1,924	194,420
Rocky Brands, Inc.	309	10,648
Skechers USA, Inc., Class A(a)	5,082	175,227
Steven Madden Ltd.	3,544	119,078
Tapestry, Inc.	10,699	338,302
Under Armour, Inc., Class A(a)	6,763	118,353
Under Armour, Inc., Class C(a)(b)	8,568	128,263
Unifi, Inc.(a)	322	7,712
Vera Bradley, Inc.(a)	696	5,881
VF Corp.	12,493	960,337
Wolverine World Wide, Inc.	2,847	81,538

		11,616,968

Thrifts & Mortgage Finance — 0.1%
Axos Financial, Inc.(a)	1,972	76,809
Capitol Federal Financial, Inc.	5,759	71,527
Columbia Financial, Inc.(a)	2,444	37,686
Essent Group Ltd.	4,260	178,196
Federal Agricultural Mortgage Corp., Class C	456	34,656
Flagstar Bancorp, Inc.	1,881	80,601
Greene County Bancorp, Inc.	392	9,298
Hingham Institution for Savings	79	17,322
Home Bancorp, Inc.	190	5,350
HomeStreet, Inc.	954	34,726
Kearny Financial Corp.	3,052	31,588
Merchants Bancorp	405	12,077
Meridian Bancorp, Inc.	1,376	20,846
Meta Financial Group, Inc.	1,236	47,747
MGIC Investment Corp.	13,839	162,193
Mr Cooper Group, Inc.(a)	2,984	81,254

70	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
New York Community Bancorp, Inc.	17,538	$183,447
NMI Holdings, Inc., Class A(a)	3,417	72,475
Northfield Bancorp, Inc.	1,190	14,708
Northwest Bancshares, Inc.	4,246	54,137
PCSB Financial Corp.	450	6,631
PennyMac Financial Services, Inc.	1,842	106,836
Premier Financial Corp.	1,940	53,854
Provident Bancorp, Inc.	875	10,089
Provident Financial Services, Inc.	3,591	66,505
Radian Group, Inc.	7,445	142,944
Rocket Cos., Inc., Class A(a)(b)	3,680	78,605
Southern Missouri Bancorp, Inc.	347	10,636
Sterling Bancorp, Inc.	551	2,579
Territorial Bancorp, Inc.	536	12,789
TFS Financial Corp.	1,463	25,851
Timberland Bancorp, Inc.	434	10,959
TrustCo Bank Corp. NY	3,596	22,367
Walker & Dunlop, Inc.	1,172	96,479
Washington Federal, Inc.	3,037	79,509
Waterstone Financial, Inc.	804	14,850
Western New England Bancorp, Inc.	2,207	14,147
WSFS Financial Corp.	2,055	88,303

		2,070,576

Tobacco — 0.5%
Altria Group, Inc.	72,657	2,984,750
Philip Morris International, Inc.	60,742	4,838,100
Turning Point Brands, Inc.	705	33,206
Universal Corp.	807	37,017
Vector Group Ltd.	5,488	64,429

		7,957,502

Trading Companies & Distributors — 0.3%
Air Lease Corp.	4,187	165,931
Applied Industrial Technologies, Inc.	1,728	121,634
Beacon Roofing Supply, Inc.(a)	2,457	97,715
Boise Cascade Co.	1,353	64,443
CAI International, Inc.	573	18,605
DXP Enterprises, Inc.(a)	556	12,894
EVI Industries, Inc.(a)	262	9,408
Fastenal Co.	22,101	1,007,585
GATX Corp.	1,299	120,547
GMS, Inc.(a)	1,500	43,485
H&E Equipment Services, Inc.	1,091	29,981
Herc Holdings, Inc.(a)	760	48,625
Lawson Products, Inc.(a)	255	12,645
MRC Global, Inc.(a)	2,394	16,543
MSC Industrial Direct Co., Inc., Class A	1,839	142,651
NOW, Inc.(a)	3,477	28,824
Rush Enterprises, Inc., Class A	1,789	75,120
Rush Enterprises, Inc., Class B	399	15,453
SiteOne Landscape Supply, Inc.(a)	1,690	266,479
Systemax, Inc.	366	14,065
Textainer Group Holdings Ltd.(a)(b)	2,139	38,737
Titan Machinery, Inc.(a)	433	9,223
Transcat, Inc.(a)	348	12,726
Triton International Ltd.	2,422	112,236
United Rentals, Inc.(a)	2,752	668,764
Univar Solutions, Inc.(a)	6,925	128,736
Veritiv Corp.(a)	406	7,438

Security	Shares	Value

Trading Companies & Distributors (continued)
W.W. Grainger, Inc.	1,731	$630,759
Watsco, Inc.	1,244	296,682
WESCO International, Inc.(a)	1,974	150,241

		4,368,175

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	3,112	86,482

Water Utilities — 0.1%
American States Water Co.	1,437	111,023
American Water Works Co., Inc.	7,002	1,113,458
Artesian Resources Corp., Class A	493	20,154
Cadiz, Inc.(a)	459	5,122
California Water Service Group	1,870	102,177
Consolidated Water Co. Ltd.	1,363	17,269
Essential Utilities, Inc.	8,920	412,996
Global Water Resources, Inc.	881	14,158
Middlesex Water Co.	609	48,476
SJW Group	1,031	68,221
York Water Co.	673	29,235

		1,942,289

Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc.(a)(b)	1,697	19,583
Gogo, Inc.(a)	2,125	28,475
Shenandoah Telecommunications Co.	1,899	73,814
Spok Holdings, Inc.	353	3,925
Telephone & Data Systems, Inc.	3,846	72,113
T-Mobile US, Inc.(a)	21,338	2,690,295
United States Cellular Corp.(a)	438	13,657

		2,901,862

Total Common Stocks — 98.8% (Cost: $914,292,040)		1,476,963,198

Investment Companies

Equity Funds — 0.6%
iShares Russell 3000 ETF(d)	40,272	8,960,923

Total Investment Companies — 0.6% (Cost: $7,255,856)		8,960,923

Total Long-Term Investments — 99.4% (Cost: $921,547,896)		1,485,924,121

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.17%(d)(f)(g)	15,579,944	15,589,291
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(d)(f)	7,221,440	7,221,440

Total Short-Term Securities — 1.5% (Cost: $22,794,927)		22,810,731

Total Investments — 100.9% (Cost: $944,342,823)		1,508,734,852

Liabilities in Excess of Other Assets — (0.9)%		(13,817,677)

Net Assets — 100.0%		$1,494,917,175

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Total U.S. Stock Market Index Fund

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six-months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$15,893,139	$—		$(294,920	)(a)	$(2,445)	$(6,483)	$15,589,291	15,579,944	$79,364	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,994,749	3,226,691	(a)	—		—	—	7,221,440	7,221,440	4,423		—
BlackRock, Inc.	3,237,306	52,720		—		—	716,272	4,006,298	5,713	41,175		—
iShares Russell 3000 ETF	4,927,513	22,097,823		(19,308,146)		448,254	795,479	8,960,923	40,272	69,608		—
PennyMac Financial Services, Inc.(c)	59,189	58,033		(55,956)		13,840	(10,496)	N/A	N/A	525		—
PennyMac Mortgage Investment Trust(c)	84,358	14,559		—		—	(941)	N/A	N/A	3,456		—

						$459,649	$1,493,831	$35,777,952		$198,551		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer an affiliate.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	10	03/19/21	$1,034	$(26,372)
S&P 500 E-Mini Index	39	03/19/21	7,225	(167,053)

				$(193,425)

72	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Total U.S. Stock Market Index Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$193,425	$—	$—	$—	$193,425

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,543,082	$—	$—	$—	$1,543,082

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(251,582)	$—	$—	$—	$(251,582)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long.	$7,447,273

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$20,888,337	$—	$—	$20,888,337
Air Freight & Logistics	8,317,186	—	—	8,317,186
Airlines	3,561,159	—	—	3,561,159
Auto Components	3,843,185	—	—	3,843,185
Automobiles	28,183,378	—	—	28,183,378
Banks	58,956,636	—	—	58,956,636
Beverages	19,436,146	—	—	19,436,146
Biotechnology	42,573,370	—	1,200	42,574,570
Building Products	8,711,429	—	—	8,711,429
Capital Markets	37,971,426	—	—	37,971,426
Chemicals	26,138,004	—	—	26,138,004
Commercial Services & Supplies	7,692,014	—	—	7,692,014
Communications Equipment	11,820,485	—	—	11,820,485
Construction & Engineering	2,751,803	—	—	2,751,803
Construction Materials	1,785,682	—	—	1,785,682
Consumer Finance	8,487,585	—	—	8,487,585
Containers & Packaging	6,004,475	—	—	6,004,475
Distributors	1,527,863	—	—	1,527,863

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Diversified Consumer Services.	$2,486,937	$—	$—	$2,486,937
Diversified Financial Services	17,836,171	—	—	17,836,171
Diversified Telecommunication Services	18,157,523	—	—	18,157,523
Electric Utilities	23,379,189	—	—	23,379,189
Electrical Equipment	10,115,653	—	—	10,115,653
Electronic Equipment, Instruments & Components	10,665,636	—	—	10,665,636
Energy Equipment & Services	3,222,826	—	—	3,222,826
Entertainment	30,502,440	—	—	30,502,440
Equity Real Estate Investment Trusts (REITs)	44,975,490	—	—	44,975,490
Food & Staples Retailing	19,180,305	—	—	19,180,305
Food Products	14,941,097	—	—	14,941,097
Gas Utilities	1,737,433	—	—	1,737,433
Health Care Equipment & Supplies	54,343,896	—	—	54,343,896
Health Care Providers & Services	36,945,938	—	—	36,945,938
Health Care Technology	5,119,786	—	—	5,119,786
Hotels, Restaurants & Leisure	25,845,235	—	—	25,845,235
Household Durables	7,453,869	—	—	7,453,869
Household Products	18,886,081	—	—	18,886,081
Independent Power and Renewable Electricity Producers	1,645,596	—	—	1,645,596
Industrial Conglomerates	14,806,163	—	—	14,806,163
Insurance	29,018,097	—	—	29,018,097
Interactive Media & Services	72,597,474	—	—	72,597,474
Internet & Direct Marketing Retail	61,478,597	—	—	61,478,597
IT Services	76,235,119	—	—	76,235,119
Leisure Products	3,352,314	—	—	3,352,314
Life Sciences Tools & Services	20,754,224	—	—	20,754,224
Machinery	27,382,342	—	—	27,382,342
Marine	299,222	—	—	299,222
Media	20,501,142	—	—	20,501,142
Metals & Mining	6,549,664	416	—	6,550,080
Mortgage Real Estate Investment Trusts (REITs)	2,321,534	—	—	2,321,534
Multi-line Retail	7,278,289	—	—	7,278,289
Multi-Utilities	10,460,732	—	—	10,460,732
Oil, Gas & Consumable Fuels	29,929,074	—	—	29,929,074
Paper & Forest Products	366,175	—	—	366,175
Personal Products	2,774,662	—	—	2,774,662
Pharmaceuticals	52,564,522	—	—	52,564,522
Professional Services	8,291,888	—	—	8,291,888
Real Estate Management & Development	2,111,272	—	—	2,111,272
Road & Rail	16,495,954	—	—	16,495,954
Semiconductors & Semiconductor Equipment	73,573,444	—	—	73,573,444
Software	139,007,470	—	—	139,007,470
Specialty Retail	33,712,951	—	—	33,712,951
Technology Hardware, Storage & Peripherals	88,061,989	2,150	—	88,064,139
Textiles, Apparel & Luxury Goods	11,616,968	—	—	11,616,968
Thrifts & Mortgage Finance	2,070,576	—	—	2,070,576
Tobacco	7,957,502	—	—	7,957,502
Trading Companies & Distributors	4,368,175	—	—	4,368,175
Transportation Infrastructure	86,482	—	—	86,482
Water Utilities	1,942,289	—	—	1,942,289
Wireless Telecommunication Services	2,901,862	—	—	2,901,862
Investment Companies	8,960,923	—	—	8,960,923
Short-Term Securities
Money Market Funds	22,810,731	—	—	22,810,731

	$1,508,731,086	$2,566	$1,200	$1,508,734,852
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(193,425)	$—	$—	$(193,425)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

74	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

January 31, 2021

	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund

ASSETS
Investments at value — unaffiliated(a)(b)	$1,421,984,817	$368,047,834	$1,472,956,900
Investments at value — affiliated(c)	38,716,589	28,096,649	35,777,952
Cash	75,123	—	—
Cash pledged for futures contracts	595,650	141,000	721,000
Receivables:
Investments sold	—	25,198	11,011
Securities lending income — affiliated	13,188	19,531	13,480
Capital shares sold	4,032,377	1,167,665	5,181,306
Dividends — unaffiliated	523,025	92,917	1,179,809
Dividends — affiliated	267	74	240
From the Manager	—	3,856	—
Prepaid expenses	39,169	31,710	44,375

Total assets	1,465,980,205	397,626,434	1,515,886,073

LIABILITIES
Collateral on securities loaned at value	18,998,569	23,900,163	15,585,247
Payables:
Investments purchased	—	93,314	—
Capital shares redeemed	4,659,484	695,590	5,048,828
Investment advisory fees	24,154	—	12,201
Trustees’ and Officer’s fees	6,747	4,347	6,882
Other accrued expenses	185,164	91,240	93,161
Service fees	23,337	17,921	27,012
Variation margin on futures contracts	191,202	47,380	195,567

Total liabilities	24,088,657	24,849,955	20,968,898

NET ASSETS	$1,441,891,548	$372,776,479	$1,494,917,175

NET ASSETS CONSIST OF
Paid-in capital	$999,455,996	$277,409,731	$947,661,460
Accumulated earnings	442,435,552	95,366,748	547,255,715

NET ASSETS	$1,441,891,548	$372,776,479	$1,494,917,175

(a) Investments at cost — unaffiliated	$935,103,029	$264,183,813	$911,884,654
(b) Securities loaned at value	$18,213,711	$23,165,181	$15,407,586
(c) Investments at cost — affiliated.	$37,346,346	$27,974,931	$32,458,169

F I N A N C I A L S T A T E M E N T S	75

Statements of Assets and Liabilities (unaudited) (continued)

January 31, 2021

	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund

NET ASSET VALUE

Institutional
Net assets	$220,496,108	$98,314,377	$99,272,574

Shares outstanding	17,289,953	6,336,149	5,542,960

Net asset value	$12.75	$15.52	$17.91

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001

Investor A
Net assets	$108,732,573	$85,205,182	$124,748,080

Shares outstanding	8,559,503	5,500,952	6,974,177

Net asset value	$12.70	$15.49	$17.89

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001

Class K
Net assets	$1,112,662,867	$189,256,920	$1,270,896,521

Shares outstanding	87,067,213	12,197,015	70,964,318

Net asset value	$12.78	$15.52	$17.91

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001

See notes to financial statements.

76	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended January 31, 2021

	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund

INVESTMENT INCOME
Dividends — unaffiliated	$10,468,696	$2,375,269	$10,908,603
Dividends — affiliated	39,435	29,020	119,187
Securities lending income — affiliated — net	79,340	113,347	79,364
Foreign taxes withheld	(1,176)	(1,832)	(1,098)

Total investment income	10,586,295	2,515,804	11,106,056

EXPENSES
Transfer agent — class specific	161,363	31,324	45,661
Investment advisory	132,916	47,098	69,545
Service — class specific	128,230	85,624	156,174
Professional	44,806	37,409	41,179
Custodian	43,980	29,504	16,606
Registration	43,682	34,387	37,337
Printing and postage	14,886	12,159	14,304
Trustees and Officer	7,056	5,409	7,225
Accounting services	4,550	4,552	4,552
Miscellaneous	11,544	7,365	11,817

Total expenses	593,013	294,831	404,400
Less:
Fees waived and/or reimbursed by the Manager	(3,338)	(67,789)	(6,210)
Transfer agent fees waived and/or reimbursed — class specific	(2,586)	(3,964)	(4,889)

Total expenses after fees waived and/or reimbursed	587,089	223,078	393,301

Net investment income	9,999,206	2,292,726	10,712,755

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	634,543	1,595,887	(1,061,811)
Investments — affiliated	1,422,410	734,730	459,649
Futures contracts	1,881,896	703,821	1,543,082

	3,938,849	3,034,438	940,920

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	239,754,348	83,660,325	211,499,206
Investments — affiliated	104,961	(177,685)	1,493,831
Futures contracts	(284,922)	(90,581)	(251,582)

	239,574,387	83,392,059	212,741,455

Net realized and unrealized gain	243,513,236	86,426,497	213,682,375

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$253,512,442	$88,719,223	$224,395,130

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	77

Statements of Changes in Net Assets

	iShares Russell Mid-Cap Index Fund		iShares Russell Small/Mid-Cap Index Fund

	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,999,206	$19,741,828	$2,292,726	$3,020,864
Net realized gain (loss)	3,938,849	(6,430,824)	3,034,438	3,278,482
Net change in unrealized appreciation (depreciation)	239,574,387	1,121,723	83,392,059	(3,072,775)

Net increase in net assets resulting from operations	253,512,442	14,432,727	88,719,223	3,226,571

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(4,586,984)	(8,843,077)	(3,511,211)	(514,135)
Investor A	(2,263,414)	(3,674,083)	(2,827,432)	(805,481)
Class K	(24,588,630)	(34,859,826)	(7,412,356)	(4,253,492)

Decrease in net assets resulting from distributions to shareholders	(31,439,028)	(47,376,986)	(13,750,999)	(5,573,108)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	18,662,470	100,552,839	40,793,673	62,630,708

NET ASSETS
Total increase in net assets	240,735,884	67,608,580	115,761,897	60,284,171
Beginning of period	1,201,155,664	1,133,547,084	257,014,582	196,730,411

End of period	$1,441,891,548	$1,201,155,664	$372,776,479	$257,014,582

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

78	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iSharesTotal U.S. Stock Market Index Fund

	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$10,712,755	$19,984,832
Net realized gain (loss)	940,920	(2,832,749)
Net change in unrealized appreciation	212,741,455	108,535,367

Net increase in net assets resulting from operations	224,395,130	125,687,450

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(785,353)	(1,945,677)
Investor A	(941,590)	(1,890,980)
Class K	(10,485,878)	(20,902,862)

Decrease in net assets resulting from distributions to shareholders	(12,212,821)	(24,739,519)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	40,688,094	52,045,326

NET ASSETS
Total increase in net assets	252,870,403	152,993,257
Beginning of period	1,242,046,772	1,089,053,515

End of period	$1,494,917,175	$1,242,046,772

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	79

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund
	Institutional
	Six Months Ended 01/31/21 (unaudited)		Year Ended July 31,
			2020	2019	2018		2017	2016

Net asset value, beginning of period	$10.75		$10.98	$10.70	$11.26		$10.22	$9.94

Net investment income(a)	0.09		0.19	0.17	0.16		0.16	0.18
Net realized and unrealized gain	2.20		0.02	0.50	1.22		1.14	0.24

Net increase from investment operations	2.29		0.21	0.67	1.38		1.30	0.42

Distributions(b)
From net investment income		(0.10)	(0.17)	(0.17)	(0.18)		(0.23)	(0.13)
From net realized gain		(0.19)	(0.27)	(0.22)	(1.76)		(0.03)	(0.01)

Total distributions		(0.29)	(0.44)	(0.39)	(1.94)		(0.26)	(0.14)

Net asset value, end of period	$12.75		$10.75	$10.98	$10.70		$11.26	$10.22

Total Return(c)
Based on net asset value	21.33	%(d)	1.96%	6.76%	13.29	%(e)	12.91%	4.35%

Ratios to Average Net Assets
Total expenses	0.09	%(f)	0.10%	0.12%	0.13%		0.23%	0.13	%(g)

Total expenses after fees waived and/or reimbursed	0.09	%(f)	0.10%	0.12%	0.11%		0.12%	0.06	%(g)

Total expenses excluding recoupment of past fees waived and/or reimbursed	0.09	%(f)	0.09%	0.05%	0.09%		0.20%	0.13	%(g)

Net investment income	1.49	%(f)	1.77%	1.66%	1.46%		1.52%	1.87	%(g)

Supplemental Data
Net assets, end of period (000)	$220,496		$170,550	$244,272	$174,840		$366,684	$191,337

Portfolio turnover rate		4%	26%	25%	75%		41%	24%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Annualized.
(g)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

80	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund (continued)
	Investor A
	Six Months Ended 01/31/21 (unaudited)		Year Ended July 31,					Period from 11/30/15 to 07/31/16	(a)
			2020	2019	2018		2017

Net asset value, beginning of period	$10.71		$10.93	$10.66	$11.24		$10.20	$9.66

Net investment income(b)	0.07		0.15	0.17	0.12		0.13	0.07
Net realized and unrealized gain	2.19		0.04	0.47	1.22		1.16	0.60

Net increase from investment operations	2.26		0.19	0.64	1.34		1.29	0.67

Distributions(c)
From net investment income		(0.08)	(0.14)	(0.15)	(0.16)		(0.22)	(0.12)
From net realized gain		(0.19)	(0.27)	(0.22)	(1.76)		(0.03)	(0.01)

Total distributions		(0.27)	(0.41)	(0.37)	(1.92)		(0.25)	(0.13)

Net asset value, end of period.	$12.70		$10.71	$10.93	$10.66		$11.24	$10.20

Total Return(d)
Based on net asset value	21.16	%(e)	1.80%	6.43%	12.96	%(f)	12.78%	7.07	%(e)

Ratios to Average Net Assets

Total expenses	0.37	%(g)	0.36%	0.34%	0.35%		0.34%	0.34	%(g)(h)(i)

Total expenses after fees waived and/or reimbursed	0.37	%(g)	0.35%	0.33%	0.34%		0.33%	0.33	%(g)(i)

Total expenses excluding recoupment of past fees waived and/or reimbursed	0.37	%(g)	0.35%	0.33%	0.35%		0.34%	0.34	%(g)(h)(i)

Net investment income	1.22	%(g)	1.48%	1.64%	1.11%		1.17%	1.06	%(g)(i)

Supplemental Data
Net assets, end of period (000)	$108,733		$93,113	$105,914	$203,933		$46,135	$6,669

Portfolio turnover rate		4%	26%	25%	75%		41%	24%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Annualized.
(h)	Offering costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 0.34%.
(i)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	81

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares Russell Mid-Cap Index Fund (continued)
		Class K
	Six Months Ended 01/31/21 (unaudited)		Year Ended July 31,
			2020	2019	2018		2017	2016

Net asset value, beginning of period	$10.77		$11.00	$10.72	$11.28		$10.23	$9.94

Net investment income(a)	0.09		0.18	0.17	0.13		0.18	0.17
Net realized and unrealized gain	2.21		0.03	0.51	1.25		1.13	0.26

Net increase from investment operations	2.30		0.21	0.68	1.38		1.31	0.43

Distributions(b)
From net investment income		(0.10)	(0.17)	(0.18)	(0.18)		(0.23)	(0.13)
From net realized gain		(0.19)	(0.27)	(0.22)	(1.76)		(0.03)	(0.01)

Total distributions		(0.29)	(0.44)	(0.40)	(1.94)		(0.26)	(0.14)

Net asset value, end of period	$12.78		$10.77	$11.00	$10.72		$11.28	$10.23

Total Return(c)
Based on net asset value	21.41	%(d)	2.00%	6.81%	13.32	%(e)	13.02%	4.46%

Ratios to Average Net Assets
Total expenses	0.06	%(f)	0.08%	0.07%	0.09%		0.08%	0.09	%(g)

Total expenses after fees waived and/or reimbursed	0.06	%(f)	0.07%	0.07%	0.07%		0.06%	0.07	%(g)

Total expenses excluding recoupment of past fees waived and/or reimbursed	0.06	%(f)	0.07%	0.06%	0.08%		0.07%	0.09	%(g)

Net investment income	1.53	%(f)	1.73%	1.67%	1.25%		1.67%	1.78	%(g)

Supplemental Data
Net assets, end of period (000)	$1,112,663		$937,493	$783,361	$410,593		$229,763	$2,174,096

Portfolio turnover rate		4%	26%	25%	75%		41%	24%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Annualized.
(g)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

82	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund
	Institutional
	Six Months Ended 01/31/21 (unaudited)		Year Ended July 31,						Period from 08/13/15	(a)
			2020	2019	2018		2017		to 07/31/16

Net asset value, beginning of period	$12.17		$12.72	$13.20	$11.58		$10.22		$10.00

Net investment income(b)	0.10		0.13	0.18	0.15		0.15		0.14
Net realized and unrealized gain (loss)	3.86		(0.35)	(0.16)	1.82		1.38		0.19

Net increase (decrease) from investment operations	3.96		(0.22)	0.02	1.97		1.53		0.33

Distributions(c)
From net investment income		(0.12)	(0.16)	(0.20)	(0.17)		(0.15)		(0.11)
From net realized gain		(0.49)	(0.17)	(0.30)	(0.18)		(0.02)		(0.00	)(d)

Total distributions		(0.61)	(0.33)	(0.50)	(0.35)		(0.17)		(0.11)

Net asset value, end of period	$15.52		$12.17	$12.72	$13.20		$11.58		$10.22

Total Return(e)

Based on net asset value	32.85	%(f)	(1.68)%	0.58%	17.27	%(g)	15.02%		3.44	%(f)

Ratios to Average Net Assets
Total expenses	0.17	%(h)(i)	0.21%	0.24%	0.28%		0.74	%(i)	1.60	%(h)(i)(j)

Total expenses after fees waived and/or reimbursed	0.12	%(h)(i)	0.12%	0.12%	0.12%		0.11	%(i)	0.12	%(h)(i)

Total expenses excluding recoupment of past fees waived and/or reimbursed	0.12	%(h)(i)	0.21%	0.24%	0.28%		0.74	%(i)	1.60	%(h)(i)(j)

Net investment income	1.47	%(h)(i)	1.14%	1.48%	1.21%		1.31	%(i)	1.50	%(h)(i)

Supplemental Data
Net assets, end of period (000)	$98,314		$58,680	$12,239	$14,431		$3,939		$78

Portfolio turnover rate		16%	29%	27%	54%		48%		17%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)	Annualized.
(i)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(j)	Audit, offering and organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.63%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	83

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund (continued)
	Investor A
	Six Months Ended 01/31/21 (unaudited)		Year Ended July 31,						Period from 08/13/15 to 07/31/16	(a)
			2020	2019	2018		2017

Net asset value, beginning of period	$12.15		$12.70	$13.18	$11.56		$10.21		$10.00

Net investment income(b)	0.09		0.13	0.15	0.14		0.13		0.08
Net realized and unrealized gain (loss)	3.85		(0.37)	(0.16)	1.80		1.37		0.23

Net increase (decrease) from investment operations	3.94		(0.24)	(0.01)	1.94		1.50		0.31

Distributions(c)
From net investment income		(0.11)	(0.14)	(0.17)	(0.14)		(0.13)		(0.10)
From net realized gain		(0.49)	(0.17)	(0.30)	(0.18)		(0.02)		(0.00	)(d)

Total distributions		(0.60)	(0.31)	(0.47)	(0.32)		(0.15)		(0.10)

Net asset value, end of period	$15.49		$12.15	$12.70	$13.18		$11.56		$10.21

Total Return(e)
Based on net asset value	32.68	%(f)	(1.90)%	0.35%	17.03	%(g)	14.71%		3.24	%(f)

Ratios to Average Net Assets
Total expenses	0.39	%(h)(i)	0.44%	0.45%	0.51%		0.74	%(i)	1.17	%(h)(i)(j)

Total expenses after fees waived and/or reimbursed	0.34	%(h)(i)	0.35%	0.35%	0.35%		0.33	%(i)	0.35	%(h)(i)

Total expenses excluding recoupment of past fees waived and/or reimbursed	0.34	%(h)(i)	0.44%	0.45%	0.51%		0.74	%(i)	1.17	%(h)(i)(j)

Net investment income	1.25	%(h)(i)	1.13%	1.25%	1.10%		1.22	%(i)	0.79	%(h)(i)

Supplemental Data
Net assets, end of period (000)	$85,205		$55,522	$30,250	$25,073		$21,358		$5,713

Portfolio turnover rate		16%	29%	27%	54%		48%		17%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)	Annualized.
(i)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(j)	Audit, offering and organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.18%.

See notes to financial statements.

84	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund (continued)
	Class K
	Six Months Ended 01/31/21 (unaudited)		Year Ended July 31,						Period from 08/13/15 to 07/31/16	(a)
			2020	2019	2018		2017

Net asset value, beginning of period	$12.17		$12.72	$13.20	$11.58		$10.22		$10.00

Net investment income(b)	0.11		0.19	0.19	0.17		0.16		0.14
Net realized and unrealized gain (loss)	3.85		(0.40)	(0.16)	1.80		1.37		0.19

Net increase (decrease) from investment operations	3.96		(0.21)	0.03	1.97		1.53		0.33

Distributions(c)
From net investment income		(0.12)	(0.17)	(0.21)	(0.17)		(0.15)		(0.11)
From net realized gain		(0.49)	(0.17)	(0.30)	(0.18)		(0.02)		(0.00	)(d)

Total distributions		(0.61)	(0.34)	(0.51)	(0.35)		(0.17)		(0.11)

Net asset value, end of period	$15.52		$12.17	$12.72	$13.20		$11.58		$10.22

Total Return(e)

Based on net asset value	32.88	%(f)	(1.64)%	0.63%	17.32	%(g)	15.04%		3.48	%(f)

Ratios to Average Net Assets

Total expenses	0.11	%(h)(i)	0.16%	0.17%	0.23%		0.47	%(i)	1.34	%(h)(i)(j)

Total expenses after fees waived and/or reimbursed	0.07	%(h)(i)	0.07%	0.07%	0.07%		0.07	%(i)	0.08	%(h)(i)

Total expenses excluding recoupment of past fees waived and/or reimbursed	0.07	%(h)(i)	0.16%	0.17%	0.23%		0.47	%(i)	1.34	%(h)(i)(j)

Net investment income	1.54	%(h)(i)	1.55%	1.53%	1.37%		1.47	%(i)	1.57	%(h)(i)

Supplemental Data
Net assets, end of period (000)	$189,257		$142,813	$154,242	$87,011		$64,118		$27,109

Portfolio turnover rate		16%	29%	27%	54%		48%		17%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)	Annualized.
(i)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(j)	Audit, offering and organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.37%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	85

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares Total U.S. Stock Market Index Fund
		Institutional
	Six Months Ended 01/31/21 (unaudited)		Year Ended July 31,						Period from 08/13/15 to 07/31/16	(a)
			2020	2019	2018		2017

Net asset value, beginning of period	$15.31		$14.13	$13.52	$11.89		$10.44		$10.00

Net investment income(b)	0.13		0.25	0.25	0.22		0.21		0.18
Net realized and unrealized gain	2.61		1.24	0.67	1.69		1.44		0.39

Net increase from investment operations	2.74		1.49	0.92	1.91		1.65		0.57

Distributions(c)
From net investment income		(0.13)	(0.27)	(0.26)	(0.22)		(0.19)		(0.13)
From net realized gain		(0.01)	(0.04)	(0.05)	(0.06)		(0.01)		(0.00	)(d)

Total distributions		(0.14)	(0.31)	(0.31)	(0.28)		(0.20)		(0.13)

Net asset value, end of period	$17.91		$15.31	$14.13	$13.52		$11.89		$10.44

Total Return(e)
Based on net asset value	17.99	%(f)	10.79%	7.01%	16.21	%(g)	16.03	%(g)	5.75	%(f)

Ratios to Average Net Assets
Total expenses	0.08	%(h)	0.09%	0.09%	0.11%		0.08%		0.77	%(h)(i)(j)

Total expenses after fees waived and/or reimbursed	0.08	%(h)	0.08%	0.08%	0.08%		0.05%		0.06	%(h)(j)

Total expenses excluding recoupment of past fees waived and/or reimbursed	0.08	%(h)	0.09%	0.09%	0.11%		0.08%		0.77	%(h)(i)(j)

Net investment income	1.52	%(h)	1.79%	1.87%	1.69%		1.87%		1.96	%(h)(j)

Supplemental Data
Net assets, end of period (000)	$99,273		$84,117	$88,223	$83,121		$27,221		$2,428

Portfolio turnover rate		5%	15%	19%	14%		11%		4%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)	Annualized.
(i)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.79%.
(j)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

86	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund (continued)
	Investor A
	Six Months Ended 01/31/21 (unaudited)		Year Ended July 31,						Period from 08/13/15 to 07/31/16	(a)
			2020	2019	2018		2017

Net asset value, beginning of period	$15.29		$14.11	$13.50	$11.88		$10.44		$10.00

Net investment income(b)	0.11		0.22	0.22	0.19		0.18		0.10
Net realized and unrealized gain	2.61		1.24	0.67	1.68		1.44		0.45

Net increase from investment operations	2.72		1.46	0.89	1.87		1.62		0.55

Distributions(c)
From net investment income		(0.11)	(0.24)	(0.23)	(0.19)		(0.17)		(0.11)
From net realized gain		(0.01)	(0.04)	(0.05)	(0.06)		(0.01)		(0.00	)(d)

Total distributions		(0.12)	(0.28)	(0.28)	(0.25)		(0.18)		(0.11)

Net asset value, end of period	$17.89		$15.29	$14.11	$13.50		$11.88		$10.44

Total Return(e)
Based on net asset value	17.88	%(f)	10.56%	6.77%	15.87	%(g)	15.71	%(g)	5.57	%(f)

Ratios to Average Net Assets
Total expenses	0.30	%(h)	0.31%	0.32%	0.34%		0.33%		0.44	%(h)(i)(j)

Total expenses after fees waived and/or reimbursed	0.30	%(h)	0.30%	0.31%	0.31%		0.29%		0.29	%(h)(j)

Total expenses excluding recoupment of past fees waived and/or reimbursed	0.30	%(h)	0.31%	0.32%	0.34%		0.32%		0.44	%(h)(i)(j)

Net investment income	1.30	%(h)	1.56%	1.64%	1.51%		1.63%		1.06	%(h)(j)

Supplemental Data

Net assets, end of period (000)	$124,748		$114,362	$84,192	$72,794		$61,048		$8,873

Portfolio turnover rate		5%	15%	19%	14%		11%		4%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)	Annualized.
(i)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.44%.
(j)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	87

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund (continued)
	Class K
	Six Months Ended 01/31/21 (unaudited)		Year Ended July 31,						Period from 08/13/15 to 07/31/16	(a)
			2020	2019	2018		2017

Net asset value, beginning of period	$15.31		$14.13	$13.52	$11.89		$10.44		$10.00

Net investment income(b)	0.13		0.26	0.26	0.23		0.22		0.17
Net realized and unrealized gain	2.62		1.24	0.66	1.69		1.44		0.40

Net increase from investment operations	2.75		1.50	0.92	1.92		1.66		0.57

Distributions(c)
From net investment income		(0.14)	(0.28)	(0.26)	(0.23)		(0.20)		(0.13)
From net realized gain		(0.01)	(0.04)	(0.05)	(0.06)		(0.01)		(0.00	)(d)

Total distributions		(0.15)	(0.32)	(0.31)	(0.29)		(0.21)		(0.13)

Net asset value, end of period	$17.91		$15.31	$14.13	$13.52		$11.89		$10.44

Total Return(e)
Based on net asset value	18.02	%(f)	10.84%	7.06%	16.26	%(g)	16.05	%(g)	5.78	%(f)

Ratios to Average Net Assets
Total expenses	0.03	%(h)	0.04%	0.04%	0.06%		0.06%		0.37	%(h)(i)(j)

Total expenses after fees waived and/or reimbursed	0.03	%(h)	0.03%	0.03%	0.03%		0.03%		0.03	%(h)(j)

Total expenses excluding recoupment of past fees waived and/or reimbursed	0.03	%(h)	0.04%	0.04%	0.06%		0.06%		0.37	%(h)(i)(j)

Net investment income	1.57	%(h)	1.84%	1.91%	1.79%		1.95%		1.71	%(h)(j)

Supplemental Data

Net assets, end of period (000)	$1,270,897		$1,043,568	$916,638	$761,815		$599,599		$290,381

Portfolio turnover rate		5%	15%	19%	14%		11%		4%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)	Annualized.
(i)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.38%.
(j)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

88	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

iShares Russell Mid-Cap Index Fund	Mid-Cap Index	Diversified
iShares Russell Small/Mid-Cap Index Fund	Small/Mid-Cap Index	Diversified
iShares Total U.S. Stock Market Index Fund	Total U.S. Stock Market Index	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2021, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

N O T E S T O F I N A N C I A L S T A T E M E N T S	89

Notes to Financial Statements (unaudited) (continued)

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

90	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Standard Inputs Generally Considered By Third Party Pricing Services
Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

N O T E S T O F I N A N C I A L S T A T E M E N T S	91

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a )	Net Amount(b	)
Mid-Cap Index
BNP Paribas Securities Corp.	$840,928	$(840,928)	$—
BofA Securities, Inc.	5,006,921	(5,006,921)	—
Citigroup Global Markets, Inc.	2,261,608	(2,261,608)	—
Credit Suisse Securities (USA) LLC	541,922	(541,922)	—
HSBC Bank PLC	727,045	(727,045)	—
Jefferies LLC	39,328	(39,328)	—
Morgan Stanley & Co. LLC	8,256,906	(8,256,906)	—
SG Americas Securities LLC	484,282	(484,282)	—
Wells Fargo Bank, National Association	54,771	(54,771)	—

	$18,213,711	$(18,213,711)	$—

Small/Mid-Cap Index
BNP Paribas Securities Corp.	1,184,716	(1,184,716)	—
BofA Securities, Inc.	3,955,868	(3,955,868)	—
Citigroup Global Markets, Inc.	893,077	(893,077)	—
Credit Suisse Securities (USA) LLC	456,172	(456,172)	—
Goldman Sachs & Co.	4,122,989	(4,122,989)	—
HSBC Bank PLC	726,967	(726,967)	—
J.P. Morgan Securities LLC	5,998,777	(5,998,777)	—
Jefferies LLC	203,082	(203,082)	—
Morgan Stanley & Co. LLC	2,396,537	(2,396,537)	—
National Financial Services LLC	425,935	(425,935)	—
Nomura Securities International, Inc.	135,303	(135,303)	—
Scotia Capital (USA), Inc.	5,260	(5,260)	—
SG Americas Securities LLC	758,797	(758,797)	—
State Street Bank & Trust Company	212,021	(212,021)	—
TD Prime Services LLC	676,110	(672,403)	3,707
Wells Fargo Bank, National Association	634,195	(634,195)	—
Wells Fargo Securities LLC	379,375	(379,375)	—

	$23,165,181	$(23,161,474)	$3,707

Total U.S. Stock Market Index
BNP Paribas Securities Corp.	1,176,952	(1,176,952)	—
BofA Securities, Inc.	2,906,526	(2,906,526)	—
Citigroup Global Markets, Inc.	1,304,929	(1,304,929)	—
Credit Suisse Securities (USA) LLC	211,593	(211,593)	—
Goldman Sachs & Co.	2,494,813	(2,455,349)	39,464
HSBC Bank PLC	376,475	(376,475)	—
J.P. Morgan Securities LLC	2,165,422	(2,165,422)	—
Jefferies LLC	179,456	(179,456)	—
Morgan Stanley & Co. LLC	2,991,605	(2,852,308)	139,297
National Financial Services LLC	560,227	(560,227)	—
Nomura Securities International, Inc.	10,186	(10,186)	—
Scotia Capital (USA), Inc.	11,533	(11,533)	—
SG Americas Securities LLC	267,322	(267,322)	—
State Street Bank & Trust Company	15,542	(15,542)	—
TD Prime Services LLC	216,558	(216,558)	—
Virtu Americas LLC	128,263	(128,263)	—
Wells Fargo Bank, National Association	387,735	(387,735)	—
Wells Fargo Securities LLC	2,449	(2,449)	—

	$15,407,586	$(15,228,825)	$178,761

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of January 31, 2021. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

92	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

Fund Name	Investment Advisory Fees

Mid-Cap Index	0.02%
Small/Mid-Cap Index	0.03
Total U.S. Stock Market Index	0.01

With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock Fund Advisors (“BFA”), an affiliate of the Manager. The Manager pays BFA for services it provides for that portion of each Fund for which BFA acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.

Service Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

Share Class	Service Fees

Institutional	N/A
Investor A	0.25%
Class K	N/A

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.

For the six months ended January 31, 2021, the following table shows the class specific service fees borne directly by each share class of each Fund:

Fund Name	Investor A

Mid-Cap Index	$128,230
Small/Mid-Cap Index	85,624
Total U.S. Stock Market Index	156,174

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2021, the Funds did not pay any amounts to affiliates in return for these services.

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Notes to Financial Statements (unaudited) (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2021, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Class K	Total

Mid-Cap Index	$339	$1,720	$3,323	$5,382
Small/Mid-Cap Index	62	614	209	885
Total U.S. Stock Market Index	214	1,971	1,074	3,259

For the six months ended January 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Class K	Total

Mid-Cap Index	$47,514	$37,177	$76,672	$161,363
Small/Mid-Cap Index	22,264	7,857	1,203	31,324
Total U.S. Stock Market Index	22,345	13,053	10,263	45,661

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through November 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2021, the amounts waived were as follows:

Fund Name	Amounts Waived

Mid-Cap Index	$2,702
Small/Mid-Cap Index	826
Total U.S. Stock Market Index	3,089

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through November 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2021, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

Fund Name	Amounts Waived

Mid-Cap Index	$636
Small/Mid-Cap Index	341
Total U.S. Stock Market Index	413

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Investor A	Class K

Mid-Cap Index	0.12%	0.37%	0.07%
Small/Mid-Cap Index	0.12	0.37	0.07
Total U.S. Stock Market Index	0.08	0.33	0.03

The Manager has agreed not to reduce or discontinue these contractual expense limitations through November 30, 2021, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended January 31, 2021, amounts included in the Statements of Operations were as follows:

Fund Name	Amounts Waived

Small/Mid-Cap Index	$66,622
Total U.S. Stock Market Index	2,708

In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed-class specific in the Statements of Operations. For the six months ended January 31, 2021, class specific expense waivers and/or reimbursements are as follows:

	Transfer Agent Fees Waived and/or Reimbursed - Class Specific
Fund Name	Institutional	Investor A	Class K	Total

Mid-Cap Index	$—	$945	$1,641	$2,586
Small/Mid-Cap Index	2,767	—	1,197	3,964
Total U.S. Stock Market Index	417	—	4,472	4,889

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Notes to Financial Statements (unaudited) (continued)

With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1)	each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2)	the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective August 13, 2022 for Small/Mid-Cap Index and Total U.S. Stock Market Index and effective May 13, 2022 for Mid-Cap Index, the repayment arrangement between each Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund’s contractual caps on net expenses will be terminated.

As of January 31, 2021, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring
Fund Name/Fund Level/Share Class	July 31, 2021	May 13, 2022

Mid-Cap Index
Fund Level	$—	$—
Institutional	—	1
Investor A	—	2,200
Class K	2,319	45,271

	Expiring
Fund Name/Fund Level/Share Class	July 31, 2021	July 31, 2022	August 13, 2022

Small/Mid-Cap Index
Fund Level	$176,663	$177,108	$66,622
Institutional	2,596	1,236	2,767
Investor A	—	—	—
Class K	2,681	2,635	1,197
Total U.S. Stock Market Index
Fund Level	83,780	100,739	2,708
Institutional	2,968	1,785	417
Investor A	—	—	—
Class K	9,833	19,215	4,472

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 77% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2021, each Fund retained 75% of securities lending income (which excluded collateral investment fees) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year 80% of securities lending income (which excluded collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	95

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated – net in the Statements of Operations. For the six months ended January 31, 2021, each Fund paid BTC the following amounts for securities lending agent services:

Fund Name	Amounts

Mid-Cap Index	$33,612
Small/Mid-Cap Index	38,369
Total U.S. Stock Market Index	29,227

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended January 31, 2021, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended January 31, 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Gain (Loss)

Mid-Cap Index	$1,681,946	$6,106,251	$1,464
Small/Mid-Cap Index	739,778	856,737	(142,741)
Total U.S. Stock Market Index	18,256,297	3,413,555	(309,273)

7.	PURCHASES AND SALES

For the six months ended January 31, 2021, purchases and sales of investments, excluding short-term investments, were as follows:

Fund Name	Purchases	Sales

Mid-Cap Index	$52,709,195	$58,719,700
Small/Mid-Cap Index	77,875,672	48,510,835
Total U.S. Stock Market Index	101,988,976	65,283,645

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of January 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Mid-Cap Index	$1,015,337,506	$524,288,987	$(79,119,038)	$445,169,949
Small/Mid-Cap Index	302,260,903	115,142,936	(21,350,608)	93,792,328
Total U.S. Stock Market Index	962,108,426	612,180,276	(65,747,275)	546,433,001

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Notes to Financial Statements (unaudited) (continued)

9.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2021, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Manager uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. The Manager does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by The Manager.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While

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Notes to Financial Statements (unaudited) (continued)

clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within certain Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 01/31/21		Year Ended 07/31/20

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Mid-Cap Index
Institutional
Shares sold	3,178,117	$38,058,073	12,015,763	$110,811,136
Shares issued in reinvestment of distributions	371,255	4,585,971	822,079	8,842,138
Shares redeemed	(2,122,870)	(24,772,984)	(19,230,870)	(175,534,405)

	1,426,502	$17,871,060	(6,393,028)	$(55,881,131)

Investor A
Shares sold	1,685,524	$19,842,128	4,509,531	$45,935,936
Shares issued in reinvestment of distributions	183,546	2,262,076	345,777	3,673,324
Shares redeemed	(2,002,650)	(23,516,226)	(5,848,604)	(58,696,886)

	(133,580)	$(1,412,022)	(993,296)	$(9,087,626)

Class K
Shares sold	14,572,394	$175,113,556	41,716,615	$428,313,072
Shares issued in reinvestment of distributions	1,982,044	24,534,442	3,269,836	34,717,182
Shares redeemed	(16,511,131)	(197,444,566)	(29,201,274)	(297,508,658)

	43,307	$2,203,432	15,785,177	$165,521,596

	1,336,229	$18,662,470	8,398,853	$100,552,839

	Six Months Ended 01/31/21		Year Ended 07/31/20

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Small/Mid-Cap Index
Institutional
Shares sold	2,212,077	$30,583,826	4,474,119	$49,002,046
Shares issued in reinvestment of distributions	239,963	3,511,210	43,818	514,134
Shares redeemed	(937,317)	(13,013,044)	(658,769)	(7,475,351)

	1,514,723	$21,081,992	3,859,168	$42,040,829

Investor A
Shares sold	2,054,835	$29,380,007	3,230,299	$34,683,012
Shares issued in reinvestment of distributions	193,398	2,823,840	66,811	804,318
Shares redeemed	(1,316,757)	(18,451,098)	(1,109,609)	(13,039,273)

	931,476	$13,752,749	2,187,501	$22,448,057

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 01/31/21		Year Ended 07/31/20

Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

Small/Mid-Cap Index (continued)
Class K
Shares sold	1,213,933	$16,843,731	2,964,972	$35,204,189
Shares issued in reinvestment of distributions	505,869	7,392,932	346,548	4,238,675
Shares redeemed	(1,257,637)	(18,277,731)	(3,704,775)	(41,301,042)

	462,165	$5,958,932	(393,255)	$(1,858,178)

	2,908,364	$40,793,673	5,653,414	$62,630,708

	Six Months Ended 01/31/21		Year Ended 07/31/20

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Total U.S. Stock Market Index
Institutional
Shares sold	1,086,623	$18,741,188	3,247,765	$45,030,817
Shares issued in reinvestment of distributions	45,913	781,487	137,813	1,941,722
Shares redeemed	(1,083,035)	(18,225,811)	(4,135,864)	(57,772,510)

	49,501	$1,296,864	(750,286)	$(10,799,971)

Investor A
Shares sold	1,006,857	$16,641,445	3,477,143	$49,169,829
Shares issued in reinvestment of distributions	55,353	940,208	133,886	1,889,002
Shares redeemed	(1,565,751)	(26,406,228)	(2,098,473)	(28,566,482)

	(503,541)	$(8,824,575)	1,512,556	$22,492,349

Class K
Shares sold	11,370,788	$192,847,716	23,976,909	$336,767,499
Shares issued in reinvestment of distributions	613,350	10,431,756	1,452,863	20,536,206
Shares redeemed	(9,173,884)	(155,063,667)	(22,148,282)	(316,950,757)

	2,810,254	$48,215,805	3,281,490	$40,352,948

	2,356,214	$40,688,094	4,043,760	$52,045,326

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	99

Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock FundsSM (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Russell Mid-Cap Index Fund, iShares Russell Small/Mid-Cap Index Fund and iShares Total U.S. Stock Market Index Fund (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 10-11, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

100	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by the third quarter of 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

A D D I T I O N A L I N F O R M A T I O N	101

Additional Information (continued)

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

102	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	103

Want to know more?

blackrock.com  |  800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

INDEX5-01/21-SAR

JANUARY 31, 2021

2021 Semi-Annual Report (Unaudited)

BlackRock FundsSM

•	iShares Edge MSCI Min Vol EAFE Index Fund

•	iShares Edge MSCI Min Vol USA Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of January 31, 2021 has been a time of sudden change, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. The threat from the virus became increasingly apparent throughout February and March 2020, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following a series of successful vaccine trials and passage of additional stimuli. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities from developed economies grew at a more modest pace, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment and posted positive returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to accelerate as vaccination efforts continue to ramp up. Significant additional U.S. stimulus spending in early 2021 is being negotiated in Congress, which would provide a solid tailwind for economic growth. Inflation should increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in both equities and credit. We see U.S. and Asian equities benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. In credit, rising inflation should provide tailwinds for inflation-protected bonds, and Euro area peripherals and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2021

	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	14.47%	17.25%
U.S. small cap equities (Russell 2000® Index)	40.89	30.17
International equities (MSCI Europe, Australasia, Far East Index)	17.58	8.94
Emerging market equities (MSCI Emerging Markets Index)	24.07	27.89
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.54
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.56)	4.91
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.91)	4.72
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.06	3.85
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.72	7.38

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2021	iShares Edge MSCI Min Vol EAFE Index Fund

Investment Objective

iShares Edge MSCI Min Vol EAFE Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of developed markets equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the United States and Canada.

On November 10, 2020, the Board of Trustees of BlackRock FundsSM approved a proposal to close the Fund to purchases and thereafter to liquidate the Fund. Accordingly, effective on February 3, 2021, the Fund will no longer accept purchase orders. On February 10, 2021, (the “Liquidation Date”), all of the assets of the Fund were liquidated completely, the shares of any shareholders on the Liquidation Date were redeemed at the Net Asset Value per share and the Fund was terminated as a Series of the Trust.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2021, the Fund’s Institutional Shares returned 8.34%, while Class K Shares returned 8.37%. The benchmark MSCI EAFE Minimum Volatility (USD) Index (the “Index”) returned 9.03% for the same period.

Returns for the Fund’s respective share classes differ from the Index based on individual share-class expenses.

Describe the market environment.

Developed non-U.S. markets continued their recovery over the third quarter of 2020 but at a slower pace than the second quarter. The ease of restrictions and supportive fiscal and monetary policies helped the market recovery over the quarter despite the market drop toward the end of the quarter as concerns about a third coronavirus wave in the developed countries started to arise. The European Central Bank (“ECB”) kept its quantitative easing policies unchanged even with rising concerns around inflation and debt level in the Eurozone. The low inflation rate, euro appreciation, and slower recovery sign shown in economic data started to surface toward the second half of the third quarter and pushed the ECB to consider adjusting its policies in the fourth quarter of 2020 to tackle the low inflation rate.

In the fourth quarter of 2020, developed markets rallied despite negative performance over October. Additionally, the Biden-Harris ticket was declared the winner of the U.S. presidential election. This caused market participants to forecast decreased trade tensions between the United States and its counterparties, along with more stable global policies. In addition, the announcement of the COVID-19 vaccine and the subsequent debut of vaccine distribution across developed countries reinforced the performance of the developed equity markets.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the Index.

Describe portfolio positioning at period end.

The Fund remains positioned to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Summary for the Period Ended January 31, 2021

		Average Annual Total Returns(a)(b)

	6-Month Total Returns	1 Year	Since Inception	(c)
Institutional	8.34%	(0.96)%	4.78%
Class K	8.37	(0.91)	4.82
MSCI EAFE Minimum Volatility (USD) Index(d)	9.03	(1.23)	5.04

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

The Fund generally invests at least 80% of its assets, plus the amount of any borrowing for investment purposes, in securities of the MSCI EAFE Minimum Volatility (USD) Index and in investments that have economic characteristics that are substantially similar to the component securities of the MSCI EAFE Minimum Volatility (USD) Index (i.e. depositary receipts representing securities of the MSCI EAFE Minimum Volatility (USD) Index).

(c)	The Fund commenced operations on July 13, 2016.
(d)

An index that aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap equity universe across developed markets around the world excluding the United States and Canada. The index is calculated by optimizing the MSCI EAFE Index, its parent index, in USD for the lowest absolute risk (within a given set of constraints).

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

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Fund Summary as of January 31, 2021 (continued)	iShares Edge MSCI Min Vol EAFE Index Fund

Expense Example

	Actual				Hypothetical(a)
	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(b)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$1,000.00	$1,083.40	$1.05		$1,000.00	$1,024.20	$1.02		0.20%
Class K	1,000.00	1,083.70	0.79		1,000.00	1,024.45	0.77		0.15

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Novo Nordisk A/S, Class B	2%
Swisscom AG	2
Roche Holding AG	2
Chugai Pharmaceutical Co. Ltd.	1
Givaudan SA	1
Coloplast A/S, Class B	1
Nestle SA	1
Novartis AG	1
Hermes International	1
Wesfarmers Ltd.	1

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Net Assets

Japan	29%
Switzerland	14
United Kingdom	8
Hong Kong	8
France	6
Denmark	5
Australia	5
Germany	3
Singapore	3
Belgium	2
Israel	2
Netherlands	2
Italy	2
United States	2
Ireland	1
Spain	1
Finland	1
Norway	1
Sweden	1
New Zealand	1
Jordan	—	(a)
Other Assets Less Liabilities	3

(a)	Rounds to less than 1% of net assets.

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2021	iShares Edge MSCI Min Vol USA Index Fund

Investment Objective

iShares Edge MSCI Min Vol USA Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market.

On November 10, 2020, the Board of Trustees of BlackRock FundsSM approved a proposal to close the Fund to purchases and thereafter to liquidate the Fund. Accordingly, effective on February 3, 2021, the Fund will no longer accept purchase orders. On February 10, 2021, (the “Liquidation Date”), all of the assets of the Fund were liquidated completely, the shares of any shareholders on the Liquidation Date were redeemed at the Net Asset Value per share and the Fund was terminated as a Series of the Trust.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended January 31, 2021, the Fund’s Institutional Shares returned 4.47%, while Class K Shares returned 4.43%. The benchmark MSCI USA Minimum Volatility (USD) Index (the “Index”) returned 5.33% for the same period.

Returns for the Fund’s respective share classes differ from the Index based on individual share-class expenses.

Describe the market environment.

In the third quarter of 2020, U.S. stocks continued their recovery over July and August and maintained recording all-time highs until early September when valuation concerns created market volatility and led to a market sell off. COVID-19 continued to be center stage over the third quarter but the ease of some restrictions, coupled with a drop in the number of new cases in the United States and the Fed’s accommodative policies, supported the U.S. market recovery over the third quarter despite the spikes in volatility and the market sell off that dampened the recovery momentum.

U.S. markets reacted positively to the U.S. presidential election results following a poor start to the fourth quarter of 2020. The victory of Joe Biden came as an indicator of more stable internal and external policies. The fear of rising COVID-19 cases in the United States was offset by positive vaccine news and an announcement of a $900 billion stimulus in late December, which supported the market’s positive performance. Sectors that were severely impacted by the coronavirus pandemic, such as energy and financials, recovered following the positive vaccine news in November, prompting these two sectors to recoup some of the losses incurred earlier in 2020.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the Index.

Describe portfolio positioning at period end.

The Fund remains positioned to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Summary for the Period Ended January 31, 2021

		Average Annual Total Returns(a)(b)

	6-Month Total Returns	1 Year	Since Inception	(c)
Institutional	4.47%	(0.40)%	9.90%
Class K	4.43	(0.42)	9.95
MSCI USA Minimum Volatility (USD) Index(d)	5.33	0.58	10.19

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)	The Fund generally invests at least 80% of its assets, plus the amount of any borrowing for investment purposes, in securities of the MSCI USA Minimum Volatility (USD) Index.
(c)	The Fund commenced operations on July 13, 2016.
(d)

An index that aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-capitalization U.S. equity universe. The index is calculated by optimizing the MSCI USA Index, its parent index, in USD for the lowest absolute risk (within a given set of constraints).

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

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Fund Summary as of January 31, 2021 (continued)	iShares Edge MSCI Min Vol USA Index Fund

Expense Example

	Actual				Hypothetical(a)
	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(b)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$1,000.00	$1,044.70	$0.93		$1,000.00	$1,024.30	$0.92		0.18%
Class K	1,000.00	1,044.30	0.67		1,000.00	1,024.55	0.66		0.13

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Johnson & Johnson	2%
Eli Lilly & Co.	2
Microsoft Corp.	2
NextEra Energy, Inc.	2
Vertex Pharmaceuticals, Inc.	2
Gilead Sciences, Inc.	1
T-Mobile US, Inc.	1
Newmont Corp.	1
McDonald’s Corp.	1
Merck & Co., Inc.	1

SECTOR ALLOCATION

Sector(a)	Percent of Net Assets

Information Technology	22%
Health Care	19
Consumer Staples	11
Communication Services	9
Financials	8
Utilities	7
Industrials	7
Consumer Discretionary	6
Real Estate	3
Materials	3
Investment Companies	1
Other Assets Less Liabilities	4

(a)

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

F U N D S U M M A R Y	7

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waivers and/or reimbursements, each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses and (b) operating expenses, including investment advisory fees, service fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested on August 1, 2020 and held through January 31, 2021) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

8	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2021	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.0%
Aurizon Holdings Ltd.	31,263	$88,183
AusNet Services	31,546	41,527
Brambles Ltd.	3,864	31,090
Cochlear Ltd.	137	20,599
Commonwealth Bank of Australia	2,731	173,396
CSL Ltd.	448	92,880
Insurance Australia Group Ltd.	10,283	37,904
Medibank Pvt Ltd.	19,767	43,908
Newcrest Mining Ltd.	5,610	106,626
Ramsay Health Care Ltd.	750	35,988
Sonic Healthcare Ltd.	7,662	200,238
Telstra Corp. Ltd.	32,091	76,212
Wesfarmers Ltd.	8,989	373,128
Woolworths Group Ltd.	11,492	357,444

		1,679,123

Belgium — 2.2%
Etablissements Franz Colruyt NV	2,345	144,655
Groupe Bruxelles Lambert SA	2,881	284,989
Proximus SADP	6,443	135,774
UCB SA	1,620	167,755

		733,173

Denmark — 5.4%
Carlsberg AS, Class B	1,037	151,497
Chr Hansen Holding A/S(a)	828	74,908
Coloplast A/S, Class B	3,081	459,894
DSV Panalpina A/S	151	23,560
Genmab A/S(a)	354	140,943
H Lundbeck A/S	605	21,526
Novo Nordisk A/S, Class B	7,120	496,038
Novozymes A/S, B Shares	1,354	81,265
Orsted A/S(b)	984	186,888
Tryg A/S	5,119	159,253

		1,795,772

Finland — 1.0%
Elisa OYJ	3,863	229,991
Neste OYJ	414	29,162
Nokia OYJ(a)	8,314	39,954
Orion OYJ, Class B	953	43,725

		342,832

France — 5.9%
Air Liquide SA	1,222	199,854
Alstom SA(a)	1,602	86,860
BioMerieux	801	123,823
Danone SA	1,929	128,276
EssilorLuxottica SA	835	118,117
Eurazeo SE(a)	312	21,851
Hermes International	385	392,830
Iliad SA	484	89,507
L’Oreal SA	467	164,291
Orange SA	16,378	192,219
Pernod Ricard SA	715	134,750
Sanofi	3,155	296,722
Ubisoft Entertainment SA(a)	185	18,497

		1,967,597

Germany — 3.3%
Beiersdorf AG	1,482	161,768
Deutsche Boerse AG	594	95,369
Deutsche Telekom AG, Registered Shares	18,904	336,161

Security	Shares	Value

Germany (continued)
Henkel AG & Co. KGaA	740	$69,194
Knorr-Bremse AG	852	112,886
Merck KGaA	994	165,669
Siemens Healthineers AG(b)	876	49,127
Symrise AG	896	111,501
Telefonica Deutschland Holding AG	5,648	15,478

		1,117,153

Hong Kong — 8.0%
Bank of East Asia Ltd.	8,000	17,313
BOC Hong Kong Holdings Ltd.	10,000	29,820
CK Infrastructure Holdings Ltd.	20,000	106,187
CLP Holdings Ltd.	37,000	347,229
Hang Seng Bank Ltd.	13,500	243,464
HK Electric Investments & HK Electric Investments Ltd.(c)	112,500	111,048
HKT Trust & HKT Ltd., Class SS(c)	147,000	193,478
Hong Kong & China Gas Co. Ltd.	207,950	298,665
Hong Kong Exchanges & Clearing Ltd.	1,100	70,326
Jardine Matheson Holdings Ltd.	2,800	161,384
Jardine Strategic Holdings Ltd.	4,800	124,752
Link REIT	22,100	191,723
MTR Corp. Ltd.	56,000	324,984
PCCW Ltd.	180,000	100,099
Power Assets Holdings Ltd.	58,000	307,786
Sun Hung Kai Properties Ltd.	2,500	34,151

		2,662,409

Ireland — 1.4%
Experian PLC	2,359	82,453
Kerry Group PLC, Class A	2,462	334,110
Kingspan Group PLC(a)	883	60,008

		476,571

Israel — 1.8%
Azrieli Group Ltd.	281	17,082
Bank Hapoalim BM(a)	16,292	114,649
Bank Leumi Le-Israel BM	24,189	149,061
Check Point Software Technologies Ltd.(a)	790	100,914
Elbit Systems Ltd.	136	18,771
Mizrahi Tefahot Bank Ltd.	5,212	121,215
Nice Ltd.(a)	318	82,913

		604,605

Italy — 1.5%
Davide Campari-Milano NV	1,952	20,981
DiaSorin SpA	783	171,230
Enel SpA	4,955	49,143
Infrastrutture Wireless Italiane SpA(b)	2,767	29,715
Recordati Industria Chimica e Farmaceutica SpA	989	51,180
Snam SpA	26,178	137,270
Terna Rete Elettrica Nazionale SpA	6,297	45,667

		505,186

Japan — 28.5%
ABC-Mart, Inc.	1,400	79,632
Ajinomoto Co., Inc.	3,900	92,220
ANA Holdings, Inc.(a)	5,000	106,329
Asahi Intecc Co. Ltd.	1,300	42,682
Astellas Pharma, Inc.	1,000	16,232
Bandai Namco Holdings, Inc.	500	42,636
Bridgestone Corp.	1,900	70,789
Calbee, Inc.	600	17,744
Canon, Inc.	9,300	205,730
Central Japan Railway Co.	600	85,915
Chugai Pharmaceutical Co. Ltd.	8,900	465,729

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Chugoku Electric Power Co., Inc.	12,300	$151,670
Daiwa House REIT Investment Corp.	52	140,078
East Japan Railway Co.	2,900	191,290
FUJIFILM Holdings Corp.	2,100	120,292
Hamamatsu Photonics KK	1,700	98,604
Hankyu Hanshin Holdings, Inc.	1,300	42,061
Hikari Tsushin, Inc.	200	41,943
Hoya Corp.	700	89,568
Japan Airlines Co. Ltd.(a)	4,900	87,464
Japan Post Bank Co. Ltd.	17,200	148,728
Japan Post Holdings Co. Ltd.	30,800	244,939
Japan Real Estate Investment Corp.	3	18,282
Japan Tobacco, Inc.	7,100	141,036
Kao Corp.	700	50,790
KDDI Corp.	5,300	155,781
Keihan Holdings Co. Ltd.	1,900	86,619
Keio Corp.	1,600	117,096
Keisei Electric Railway Co. Ltd.	800	27,163
Keyence Corp.	500	268,440
Kintetsu Group Holdings Co. Ltd.	4,600	193,608
Kirin Holdings Co. Ltd.	1,200	25,793
Koei Tecmo Holdings Co. Ltd.	400	22,915
Kyowa Kirin Co. Ltd.	900	26,677
Kyushu Electric Power Co., Inc.	3,800	35,253
Kyushu Railway Co.	6,300	132,307
Lawson, Inc.	2,200	106,849
Lion Corp.	1,100	25,142
McDonald’s Holdings Co. Japan Ltd.	2,900	141,418
MEIJI Holdings Co. Ltd.	1,400	95,564
Mitsubishi Heavy Industries Ltd.	600	17,234
Mizuho Financial Group, Inc.	15,120	199,317
MonotaRO Co. Ltd.	1,600	80,174
MS&AD Insurance Group Holdings, Inc.	800	23,017
Nagoya Railroad Co. Ltd.	6,000	152,818
NEC Corp.	3,300	179,549
Nintendo Co. Ltd.	100	57,563
Nippon Paint Holdings Co. Ltd.	2,600	233,804
Nippon Prologis REIT, Inc.	82	267,311
Nippon Telegraph & Telephone Corp.	9,700	242,440
Nissin Foods Holdings Co. Ltd.	500	43,217
Nitori Holdings Co. Ltd.	700	138,924
Obic Co. Ltd.	600	112,262
Odakyu Electric Railway Co. Ltd.	3,000	87,202
Olympus Corp.	1,100	19,889
Ono Pharmaceutical Co. Ltd.	3,600	107,457
Oracle Corp. Japan	300	35,345
Oriental Land Co. Ltd.	1,800	281,720
Osaka Gas Co. Ltd.	1,100	20,342
Pan Pacific International Holdings Corp.	3,400	76,350
PeptiDream, Inc.(a)	2,600	151,788
Rinnai Corp.	900	94,004
Santen Pharmaceutical Co. Ltd.	3,500	57,886
Secom Co. Ltd.	2,400	217,462
Seibu Holdings, Inc.	2,600	23,877
Sekisui House Ltd.	4,400	85,010
Seven & i Holdings Co. Ltd.	2,825	107,881
SG Holdings Co. Ltd.	11,200	287,086
Shimamura Co. Ltd.	1,000	111,059
Shimano, Inc.	200	46,895
Shionogi & Co. Ltd.	1,200	65,148
Softbank Corp.	18,400	241,711
Sohgo Security Services Co. Ltd.	400	19,683

Security	Shares	Value

Japan (continued)
Suntory Beverage & Food Ltd.	4,000	$139,729
Sysmex Corp.	700	81,664
Takeda Pharmaceutical Co. Ltd.	1,200	42,203
Tobu Railway Co. Ltd.	3,500	98,764
Toho Co. Ltd.	1,000	38,735
Toho Gas Co. Ltd.	1,700	99,936
Tokio Marine Holdings, Inc.	1,000	49,121
Tokyo Gas Co. Ltd.	2,800	61,356
Tokyu Corp.	1,200	14,110
Toyo Suisan Kaisha Ltd.	3,500	172,250
Tsuruha Holdings, Inc.	600	79,674
USS Co. Ltd.	1,000	19,692
Welcia Holdings Co. Ltd.	3,900	132,126
West Japan Railway Co.	3,100	165,264
Yakult Honsha Co. Ltd.	500	25,538
Yamada Holdings Co. Ltd.	30,300	154,464
Yamazaki Baking Co. Ltd.	1,200	22,093

		9,535,152

Jordan — 0.2%
Hikma Pharmaceuticals PLC	2,467	81,015

Netherlands — 1.8%
Heineken NV(a)	666	69,459
Koninklijke Ahold Delhaize NV	7,099	203,773
Koninklijke KPN NV	13,757	42,977
Koninklijke Vopak NV	2,921	147,839
Wolters Kluwer NV	1,494	124,137

		588,185

New Zealand — 0.9%
Auckland International Airport Ltd.(a)	11,052	58,796
Fisher & Paykel Healthcare Corp. Ltd.	3,141	77,845
Meridian Energy Ltd.	13,954	71,226
Spark New Zealand Ltd.	23,236	79,777

		287,644

Norway — 1.0%
Gjensidige Forsikring ASA	2,838	65,263
Orkla ASA	14,563	141,562
Telenor ASA	7,223	119,153

		325,978

Singapore — 3.2%
Ascendas Real Estate Investment Trust	12,953	29,887
CapitaLand Integrated Commercial Trust	35,200	56,237
DBS Group Holdings Ltd.	4,600	86,743
Oversea-Chinese Banking Corp. Ltd.	16,200	125,554
Singapore Airlines Ltd.(a)	23,943	73,855
Singapore Exchange Ltd.	25,600	190,183
Singapore Technologies Engineering Ltd.	54,700	152,508
Singapore Telecommunications Ltd.	92,500	163,868
United Overseas Bank Ltd.	5,835	102,520
Wilmar International Ltd.	21,100	83,513

		1,064,868

Spain — 1.0%
Aena SME SA(a)(b)	281	43,335
Endesa SA	3,776	96,504
Grifols SA	783	23,050
Iberdrola SA	5,612	75,987
Red Electrica Corp. SA	5,536	105,117

		343,993

10	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden — 0.9%
ICA Gruppen AB	2,215	$111,026
Telefonaktiebolaget LM Ericsson, B Shares	7,690	96,828
Telia Co. AB	21,603	94,671

		302,525

Switzerland — 14.0%
Alcon, Inc.(a)	281	20,167
Baloise Holding AG, Registered Shares	1,056	176,839
Barry Callebaut AG, Registered Shares	53	117,537
Chocoladefabriken Lindt & Spruengli AG	24	207,940
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	1	93,033
EMS-Chemie Holding AG, Registered Shares	347	327,290
Geberit AG, Registered Shares	173	105,887
Givaudan SA, Registered Shares	115	463,309
Kuehne + Nagel International AG, Registered Shares	802	182,500
Logitech International SA, Registered Shares	1,449	150,491
Lonza Group AG, Registered Shares	173	110,495
Nestle SA, Registered Shares	3,974	445,472
Novartis AG, Registered Shares	4,883	442,132
Partners Group Holding AG	111	131,068
Roche Holding AG	1,405	484,882
Schindler Holding AG	249	65,717
Schindler Holding AG, Registered Shares	772	203,080
SGS SA, Registered Shares	6	18,198
Sonova Holding AG, Registered Shares(a)	307	74,060
Swiss Prime Site AG, Registered Shares	1,540	149,675
Swisscom AG, Registered Shares	894	486,585
Zurich Insurance Group AG	510	203,922

		4,660,279

United Kingdom — 8.3%
Admiral Group PLC	5,615	221,292
AstraZeneca PLC	1,923	196,167
British American Tobacco PLC	783	28,453
Bunzl PLC	1,784	57,266
Croda International PLC	780	67,016
Diageo PLC	1,342	53,878
Direct Line Insurance Group PLC	37,743	154,911
GlaxoSmithKline PLC	14,786	274,595
Halma PLC	850	28,650
HSBC Holdings PLC(a)	22,227	116,305
J Sainsbury PLC	25,830	86,265
National Grid PLC	26,540	308,280

Security	Shares	Value

United Kingdom (continued)
Ocado Group PLC(a)	2,048	$77,744
Reckitt Benckiser Group PLC	754	63,923
RELX PLC	9,323	230,823
Rentokil Initial PLC(a)	2,892	19,628
Sage Group PLC	3,062	24,655
Severn Trent PLC	1,879	59,401
Smith & Nephew PLC	6,101	128,449
Tesco PLC	10,984	35,944
Unilever PLC	6,028	351,162
United Utilities Group PLC	3,611	45,516
Wm Morrison Supermarkets PLC	54,915	134,673

		2,764,996

United States — 0.8%
QIAGEN NV(a)	5,135	278,365

Total Long-Term Investments — 96.1% (Cost: $25,327,318)		32,117,421

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.17%(d)(e)(f)	89,879	89,933
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(d)(e)	117,375	117,375

Total Short-Term Securities — 0.6% (Cost: $207,307)		207,308

Total Investments — 96.7% (Cost: $25,534,625)		32,324,729

Other Assets Less Liabilities — 3.3%		1,097,440

Net Assets — 100.0%		$33,422,169

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six-months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,264,252	$—		$(1,173,216	)(a)	$(1,302)	$199	$89,933	89,879	$5,613	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	117,375	(a)	—		—	—	117,375	117,375	59		—

						$(1,302)	$199	$207,308		$5,672		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Edge MSCI Min Vol EAFE Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Topix Index	1	03/11/21	$172	$(4,157)
SPI 200 Index	1	03/18/21	125	(4,167)
Euro Stoxx 50 Index	6	03/19/21	253	(4,135)
FTSE 100 Index	2	03/19/21	174	(6,506)

				$(18,965)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$18,965	$—	$—	$—	$18,965

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$75,313	$—	$—	$—	$75,313

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$17,795	$—	$—	$—	$17,795

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$809,655

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$1,679,123	$—	$1,679,123
Belgium	—	733,173	—	733,173

12	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Edge MSCI Min Vol EAFE Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Denmark	$—	$1,795,772	$—	$1,795,772
Finland	—	342,832	—	342,832
France	—	1,967,597	—	1,967,597
Germany	112,886	1,004,267	—	1,117,153
Hong Kong	124,752	2,537,657	—	2,662,409
Ireland	60,008	416,563	—	476,571
Israel	100,914	503,691	—	604,605
Italy	—	505,186	—	505,186
Japan	—	9,535,152	—	9,535,152
Jordan	—	81,015	—	81,015
Netherlands	69,459	518,726	—	588,185
New Zealand	—	287,644	—	287,644
Norway	—	325,978	—	325,978
Singapore	—	1,064,868	—	1,064,868
Spain	—	343,993	—	343,993
Sweden	—	302,525	—	302,525
Switzerland	—	4,660,279	—	4,660,279
United Kingdom	—	2,764,996	—	2,764,996
United States	278,365	—	—	278,365
Short-Term Securities
Money Market Funds	207,308	—	—	207,308

	$953,692	$31,371,037	$—	$32,324,729

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(18,965)	$—	$—	$(18,965)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) January 31, 2021	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
L3Harris Technologies, Inc.	1,367	$234,454
Lockheed Martin Corp.	934	300,580
Northrop Grumman Corp.	139	39,839

		574,873

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	4,280	366,197
Expeditors International of Washington, Inc.	324	29,004

		395,201

Beverages — 1.6%
Brown-Forman Corp., Class B	685	49,094
Coca-Cola Co.	2,222	106,989
PepsiCo, Inc.	5,153	703,745

		859,828

Biotechnology — 5.9%
Amgen, Inc.	812	196,041
Biogen, Inc.(a)	225	63,587
BioMarin Pharmaceutical, Inc.(a)	1,537	127,233
Gilead Sciences, Inc.	11,660	764,896
Incyte Corp.(a)	2,608	234,068
Ionis Pharmaceuticals, Inc.(a)	1,366	82,056
Neurocrine Biosciences, Inc.(a)	854	93,726
Regeneron Pharmaceuticals, Inc.(a)	1,353	681,695
Seagen, Inc.(a)	592	97,248
Vertex Pharmaceuticals, Inc.(a)	3,521	806,591

		3,147,141

Building Products — 0.1%
Carrier Global Corp.	1,273	49,011

Capital Markets — 1.6%
Cboe Global Markets, Inc.	1,531	140,439
CME Group, Inc.	1,789	325,133
Intercontinental Exchange, Inc.	3,051	336,678
MarketAxess Holdings, Inc.	91	49,209

		851,459

Chemicals — 1.0%
Air Products & Chemicals, Inc.	622	165,925
Ecolab, Inc.	1,675	342,554
Linde PLC	143	35,092

		543,571

Commercial Services & Supplies — 3.8%
Republic Services, Inc., Class A	7,077	640,610
Rollins, Inc.	2,040	73,481
Waste Connections, Inc.	5,936	584,755
Waste Management, Inc.	6,319	703,431

		2,002,277

Communications Equipment — 1.8%
Arista Networks, Inc.(a)	224	68,893
Cisco Systems, Inc.	8,048	358,780
Juniper Networks, Inc.	2,127	51,941
Motorola Solutions, Inc.	2,676	448,364

		927,978

Containers & Packaging — 0.3%
Amcor PLC	9,547	104,444
Ball Corp.	567	49,908

		154,352

Security	Shares	Value

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(a)	1,372	$312,638

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	14,347	410,755
Verizon Communications, Inc.	12,626	691,273

		1,102,028

Electric Utilities — 5.3%
Alliant Energy Corp.	1,050	51,083
American Electric Power Co., Inc.	2,674	216,353
Duke Energy Corp.	5,578	524,332
Evergy, Inc.	608	32,668
Eversource Energy	1,587	138,863
NextEra Energy, Inc.	10,050	812,743
Southern Co.	8,659	510,188
Xcel Energy, Inc.	7,893	505,073

		2,791,303

Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp., Class A	2,810	350,913
Keysight Technologies, Inc.(a)	3,279	464,274
TE Connectivity Ltd.	426	51,290

		866,477

Entertainment — 3.6%
Activision Blizzard, Inc.	4,864	442,624
Electronic Arts, Inc.	3,550	508,360
Netflix, Inc.(a)	68	36,202
Take-Two Interactive Software, Inc.(a)	2,268	454,621
Walt Disney Co.(a)	2,666	448,341

		1,890,148

Equity Real Estate Investment Trusts (REITs) — 3.2%
American Tower Corp.	1,691	384,466
Crown Castle International Corp.	1,939	308,805
Equinix, Inc.	54	39,958
Equity Residential	3,726	229,671
Extra Space Storage, Inc.	1,513	172,164
Public Storage	2,057	468,214
SBA Communications Corp., Class A	243	65,287

		1,668,565

Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	110	38,767
Kroger Co.	16,712	576,564
Walmart, Inc.	3,809	535,127

		1,150,458

Food Products — 3.9%
Campbell Soup Co.	2,053	98,770
General Mills, Inc.	1,736	100,862
Hershey Co.	4,049	588,887
Hormel Foods Corp.	9,371	439,125
J.M. Smucker Co.	1,130	131,543
Kellogg Co.	3,700	218,078
McCormick & Co., Inc.	2,799	250,622
Mondelez International, Inc., Class A	4,576	253,693

		2,081,580

Health Care Equipment & Supplies — 4.7%
Abbott Laboratories	1,461	180,565
Baxter International, Inc.	3,706	284,732
Becton Dickinson and Co.	621	162,572
Cooper Cos., Inc.	444	161,634
Danaher Corp.	2,435	579,140
DENTSPLY SIRONA, Inc.	803	42,953

14	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Masimo Corp.(a)	632	$161,741
Medtronic PLC	5,262	585,818
Stryker Corp.	1,414	312,508
Zimmer Biomet Holdings, Inc.	195	29,966

		2,501,629

Health Care Providers & Services — 1.6%
Anthem, Inc.	774	229,862
Henry Schein, Inc.(a)	396	26,077
Humana, Inc.	491	188,107
Quest Diagnostics, Inc.	282	36,420
UnitedHealth Group, Inc.	1,081	360,600

		841,066

Health Care Technology — 0.3%
Cerner Corp.	385	30,842
Teladoc Health, Inc.(a)	267	70,443
Veeva Systems, Inc., Class A(a)	160	44,230

		145,515

Hotels, Restaurants & Leisure — 2.3%
Domino’s Pizza, Inc.	292	108,262
McDonald’s Corp.	3,534	734,506
Starbucks Corp.	3,701	358,294

		1,201,062

Household Durables — 0.3%
Garmin Ltd.	1,308	150,237

Household Products — 2.7%
Church & Dwight Co., Inc.	2,364	199,592
Clorox Co.	1,355	283,818
Colgate-Palmolive Co.	2,415	188,370
Kimberly-Clark Corp.	1,197	158,124
Procter & Gamble Co.	4,766	611,049

		1,440,953

Industrial Conglomerates — 0.4%
Honeywell International, Inc.	993	194,002

Insurance — 6.0%
Allstate Corp.	3,178	340,618
Aon PLC, Class A	1,918	389,546
Arthur J Gallagher & Co.	2,967	342,422
Brown & Brown, Inc.	5,165	222,560
Chubb Ltd.	1,073	156,304
Erie Indemnity Co., Class A	214	52,023
Everest Re Group Ltd.	1,085	229,022
Markel Corp.(a)	196	190,018
Marsh & McLennan Cos., Inc.	3,331	366,110
Progressive Corp.	2,674	233,146
RenaissanceRe Holdings Ltd.	1,510	227,164
Travelers Cos., Inc.	2,032	276,962
Willis Towers Watson PLC	619	125,620

		3,151,515

Interactive Media & Services — 0.2%
Alphabet, Inc., Class C(a)	44	80,773

Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.(a)	22	70,536
eBay, Inc.	772	43,626

		114,162

IT Services — 11.3%
Accenture PLC, Class A	2,972	718,986
Akamai Technologies, Inc.(a)	2,951	327,650
Automatic Data Processing, Inc.	1,751	289,125

Security	Shares	Value

IT Services (continued)
Black Knight, Inc.(a)	4,985	$407,225
Booz Allen Hamilton Holding Corp.	1,857	158,161
Broadridge Financial Solutions, Inc.	1,324	187,094
Cognizant Technology Solutions Corp., Class A	3,247	253,104
Fidelity National Information Services, Inc.	3,763	464,580
Fiserv, Inc.(a)	3,759	386,012
FleetCor Technologies, Inc.(a)	450	109,237
International Business Machines Corp.	1,347	160,441
Jack Henry & Associates, Inc.	2,433	352,274
Mastercard, Inc., Class A	1,431	452,611
Paychex, Inc.	6,488	566,532
VeriSign, Inc.(a)	888	172,334
Visa, Inc., Class A	3,584	692,608
Western Union Co.	13,047	290,557

		5,988,531

Life Sciences Tools & Services — 0.3%
Bio-Rad Laboratories, Inc., Class A(a)	307	176,147

Machinery — 0.1%
Otis Worldwide Corp.	435	28,123

Media — 1.8%
Charter Communications, Inc., Class A(a)	315	191,381
Comcast Corp., Class A	6,095	302,129
Fox Corp., Class B	1,028	30,727
Liberty Broadband Corp., Class C(a)	1,702	248,577
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	885	35,772
Omnicom Group, Inc.	1,351	84,275
Sirius XM Holdings, Inc.	9,353	58,550

		951,411

Metals & Mining — 1.4%
Newmont Corp.	12,373	737,431

Multi-line Retail — 1.2%
Dollar General Corp.	1,716	333,951
Dollar Tree, Inc.(a)	1,518	154,320
Target Corp.	817	148,016

		636,287

Multi-Utilities — 2.0%
CMS Energy Corp.	1,876	106,707
Consolidated Edison, Inc.	6,296	445,631
Dominion Energy, Inc.	2,628	191,555
WEC Energy Group, Inc.	3,681	327,241

		1,071,134

Oil, Gas & Consumable Fuels — 0.2%
Cabot Oil & Gas Corp.	1,960	35,927
Cheniere Energy, Inc.(a)	1,329	84,165

		120,092

Pharmaceuticals — 6.1%
Bristol-Myers Squibb Co.	2,761	169,608
Eli Lilly & Co.	4,025	837,079
Johnson & Johnson	5,168	843,056
Merck & Co., Inc.	9,491	731,472
Pfizer, Inc.	11,962	429,436
Viatris, Inc.(a)	1,568	26,640
Zoetis, Inc.	1,289	198,828

		3,236,119

Professional Services — 0.3%
Verisk Analytics, Inc.	997	182,950

Road & Rail — 0.2%
AMERCO	217	100,349

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 0.7%
Broadcom, Inc.	345	$155,423
Intel Corp.	1,081	60,006
Texas Instruments, Inc.	949	157,240

		372,669

Software — 6.5%
Adobe, Inc.(a)	1,401	642,737
Citrix Systems, Inc.	3,725	496,580
Intuit, Inc.	329	118,845
Microsoft Corp.	3,562	826,241
NortonLifeLock, Inc.	3,938	82,974
Oracle Corp.	8,138	491,779
Palo Alto Networks, Inc.(a)	340	119,255
Tyler Technologies, Inc.(a)	1,259	532,292
Zoom Video Communications, Inc., Class A(a)	373	138,782

		3,449,485

Specialty Retail — 1.6%
AutoZone, Inc.(a)	209	233,740
Home Depot, Inc.	1,582	428,437
O’Reilly Automotive, Inc.(a)	373	158,700
TJX Cos., Inc.	407	26,064

		846,941

Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.	1,021	134,731
Dell Technologies, Inc., Class C(a)	514	37,466

		172,197

Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	1,649	220,290

Security	Shares	Value

Tobacco — 0.2%
Altria Group, Inc.	723	$29,701
Philip Morris International, Inc.	825	65,711

		95,412

Water Utilities — 0.1%
American Water Works Co., Inc.	247	39,278

Wireless Telecommunication Services — 1.4%
T-Mobile US, Inc.(a)	5,958	751,185

Total Common Stocks — 95.2% (Cost: $39,058,919)		50,365,833

Investment Companies

Equity Funds — 0.7%
iShares MSCI USA Min Vol Factor ETF(b)	5,307	350,421

Total Investment Companies — 0.7% (Cost: $352,861)		350,421

Total Investments — 95.9% (Cost: $39,411,780)		50,716,254

Other Assets Less Liabilities — 4.1%		2,176,578

Net Assets — 100.0%		$52,892,832

(a)	Non-income producing security.
(b)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six-months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$714,477	$—	$(714,062	)(b)	$(516)	$101	$—	—	$1,164	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	235,403	—	(235,403	)(b)	—	—	—	—	312		—
iShares MSCI USA Min Vol Factor ETF	230,586	4,212,932	(4,128,626)		53,492	(17,963)	350,421	5,307	4,279		—

					$52,976	$(17,862)	$350,421		$5,755		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

16	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Edge MSCI Min Vol USA Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	1	03/19/21	$185	$(7,190)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$7,190	$—	$—	$—	$7,190

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(180,756)	$—	$—	$—	$(180,756)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(7,138)	$—	$—	$—	$(7,138)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$174,248

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares Edge MSCI Min Vol USA Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$50,365,833	$—	$—	$50,365,833
Investment Companies	350,421	—	—	350,421

	$50,716,254	$—	$—	$50,716,254

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(7,190)	$—	$—	$(7,190)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

18	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

January 31, 2021

	iShares Edge MSCI Min Vol EAFE Index Fund	iShares Edge MSCI Min Vol USA Index Fund

ASSETS
Investments at value — unaffiliated(a)	$32,117,421	$50,365,833
Investments at value — affiliated(b)	207,308	350,421
Cash pledged for futures contracts	71,301	37,000
Foreign currency at value(c)	463,184	—
Receivables:
Investments sold	87,325	14,880,857
Securities lending income — affiliated	47	31
Capital shares sold	92,844	2,698,510
Dividends — unaffiliated	646,601	75,366
Dividends — affiliated	2	12
From the Manager	89,805	59,696
Prepaid expenses	11,123	11,720

Total assets	33,786,961	68,479,446

LIABILITIES
Bank overdraft	—	14,873,128
Collateral on securities loaned at value	91,629	—
Payables:
Accounting services fees	49,845	25,578
Capital shares redeemed	137,038	623,589
Trustees’ and Officer’s fees	2,058	1,970
Other accrued expenses	25,900	18,976
Professional fees	41,153	34,183
Variation margin on futures contracts	17,169	9,190

Total liabilities	364,792	15,586,614

NET ASSETS	$33,422,169	$52,892,832

NET ASSETS CONSIST OF
Paid-in capital	$42,199,450	$72,232,799
Accumulated loss	(8,777,281)	(19,339,967)

NET ASSETS	$33,422,169	$52,892,832

(a) Investments at cost — unaffiliated	$25,327,318	$39,058,919
(b) Investments at cost — affiliated	$207,307	$352,861
(c) Foreign currency at cost	$529,853	$—

F I N A N C I A L S T A T E M E N T S	19

Statements of Assets and Liabilities (unaudited) (continued)

January 31, 2021

	iShares Edge MSCI Min Vol EAFE Index Fund	iShares Edge MSCI Min Vol USA Index Fund

NET ASSET VALUE

Institutional
Net assets	$23,952,702	$36,904,546

Shares outstanding	3,278,626	4,223,127

Net asset value	$7.31	$8.74

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Class K
Net assets	$9,469,467	$15,988,286

Shares outstanding	1,296,068	1,829,059

Net asset value	$7.31	$8.74

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

See notes to financial statements.

20	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended January 31, 2021

	iShares Edge MSCI Min Vol EAFE Index Fund	iShares Edge MSCI Min Vol USA Index Fund

INVESTMENT INCOME
Dividends — unaffiliated	$1,471,521	$745,790
Dividends — affiliated	59	4,591
Securities lending income — affiliated — net	5,613	1,164
Foreign taxes withheld	(99,303)	(551)

Total investment income	1,377,890	750,994

EXPENSES
Registration	54,023	59,690
Investment advisory	51,700	15,752
Professional	47,470	32,783
Custodian	34,369	11,294
Printing and postage	10,441	9,559
Transfer agent — class specific	6,424	20,365
Accounting services	5,452	5,452
Trustees and Officer	2,996	3,140
Miscellaneous	13,493	8,897

Total expenses	226,368	166,932
Less:
Fees waived and/or reimbursed by the Manager	(122,507)	(94,814)
Transfer agent fees waived and/or reimbursed — class specific	(846)	(5,428)

Total expenses after fees waived and/or reimbursed	103,015	66,690

Net investment income	1,274,875	684,304

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	12,953,678	2,422,485
Investments — affiliated	(1,302)	52,976
Foreign currency transactions	117,345	—
Futures contracts	75,313	(180,756)

	13,145,034	2,294,705

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(1,170,841)	1,141,232
Investments — affiliated	199	(17,862)
Foreign currency translations	(69,993)	—
Futures contracts	17,795	(7,138)

	(1,222,840)	1,116,232

Net realized and unrealized gain	11,922,194	3,410,937

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,197,069	$4,095,241

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Statements of Changes in Net Assets

	iShares Edge MSCI Min Vol EAFE Index Fund		iShares Edge MSCI Min Vol USA Index Fund

	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,274,875	$4,180,713	$684,304	$1,050,097
Net realized gain (loss)	13,145,034	(6,551,402)	2,294,705	(2,558,057)
Net change in unrealized appreciation (depreciation)	(1,222,840)	(3,045,551)	1,116,232	6,143,007

Net increase (decrease) in net assets resulting from operations	13,197,069	(5,416,240)	4,095,241	4,635,047

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(8,173,098)	(464,968)	(22,049,909)	(707,948)
Class K	(12,078,817)	(5,941,681)	(8,973,439)	(366,471)

Decrease in net assets resulting from distributions to shareholders	(20,251,915)	(6,406,649)	(31,023,348)	(1,074,419)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(118,315,992)	17,783,468	9,059,681	44,103,834

NET ASSETS
Total increase (decrease) in net assets	(125,370,838)	5,960,579	(17,868,426)	47,664,462
Beginning of period	158,793,007	152,832,428	70,761,258	23,096,796

End of period	$33,422,169	$158,793,007	$52,892,832	$70,761,258

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

22	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol EAFE Index Fund

	Institutional
	Six Months Ended								Period from
	01/31/21		Year Ended July 31,						07/13/16	(a)
	(unaudited)		2020		2019	2018	2017		to 07/31/16

Net asset value, beginning of period	$9.84		$10.52		$10.91	$10.60	$10.12		$10.00

Net investment income(b)	0.08		0.28		0.31	0.33	0.28		0.00	(c)
Net realized and unrealized gain (loss)	0.80		(0.54)		(0.23)	0.33	0.50		0.12

Net increase (decrease) from investment operations	0.88		(0.26)		0.08	0.66	0.78		0.12

Distributions(d)
From net investment income		(0.06)	(0.42)		(0.32)	(0.32)	(0.30)		—
From net realized gain		(3.35)	—		(0.15)	(0.03)	(0.00	)(e)	—

Total distributions		(3.41)	(0.42)		(0.47)	(0.35)	(0.30)		—

Net asset value, end of period	$7.31		$9.84		$10.52	$10.91	$10.60		$10.12

Total Return(f)
Based on net asset value	8.34	%(g)	(2.54)%		0.92%	6.30%	7.90%		1.20	%(g)

Ratios to Average Net Assets
Total expenses	0.74	%(h)	0.32	%(i)	0.32%	0.35%	1.35	%(j)(k)	3.97	%(h)(l)

Total expenses after fees waived and/or reimbursed	0.20	%(h)	0.20%		0.23%	0.23%	0.22	%(k)	0.23	%(h)

Net investment income	1.59	%(h)	2.79%		2.95%	3.02%	2.82	%(k)	0.70	%(h)

Supplemental Data
Net assets, end of period (000)	$23,953		$20,478		$5,796	$710	$272		$101

Portfolio turnover rate		17%	29%		23%	25%	48%			—%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is less than $0.005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Amount is greater than $(0.005) per share.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Aggregate total return.
(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(j)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.35%.
(k)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(l)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 13.44%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	23

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol EAFE Index Fund (continued)

	Class K

	Six Months Ended							Period from
	01/31/21		Year Ended July 31,					07/13/16	(a)
	(unaudited)		2020	2019	2018	2017		to 07/31/16

Net asset value, beginning of period	$9.84		$10.52	$10.92	$10.59	$10.12		$10.00

Net investment income(b)	0.10		0.27	0.31	0.32	0.38		0.00	(c)
Net realized and unrealized gain (loss)	0.78		(0.52)	(0.23)	0.37	0.39		0.12

Net increase (decrease) from investment operations	0.88		(0.25)	0.08	0.69	0.77		0.12

Distributions(d)
From net investment income		(0.06)	(0.43)	(0.33)	(0.33)	(0.30)		—
From net realized gain		(3.35)	—	(0.15)	(0.03)	(0.00	)(e)	—

Total distributions		(3.41)	(0.43)	(0.48)	(0.36)	(0.30)		—

Net asset value, end of period	$7.31		$9.84	$10.52	$10.92	$10.59		$10.12

Total Return(f)
Based on net asset value	8.37	%(g)	(2.49)%	0.87%	6.53%	7.84%		1.20	%(g)

Ratios to Average Net Assets
Total expenses	0.26	%(h)	0.25%	0.25%	0.23%	0.46	%(i)(j)	3.90	%(h)(k)

Total expenses after fees waived and/or reimbursed	0.15	%(h)	0.15%	0.18%	0.18%	0.18	%(j)	0.18	%(h)

Net investment income	2.06	%(h)	2.67%	2.92%	2.95%	3.76	%(j)	0.75	%(h)

Supplemental Data
Net assets, end of period (000)	$9,469		$138,315	$147,036	$149,876	$123,571		$10,020

Portfolio turnover rate		17%	29%	23%	25%	48%			—%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is less than $0.005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Amount is greater than $(0.005) per share.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Aggregate total return.
(h)	Annualized.
(i)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.46%.
(j)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(k)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 13.37%.

See notes to financial statements.

24	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol USA Index Fund

	Institutional

	Six Months Ended							Period from
	01/31/21		Year Ended July 31,					07/13/16	(a)
	(unaudited)		2020	2019	2018	2017		to 07/31/16

Net asset value, beginning of period	$13.31		$13.12	$11.71	$10.65	$10.00		$10.00

Net investment income(b)	0.12		0.27	0.26	0.21	0.21		0.00	(c)
Net realized and unrealized gain (loss)	0.67		0.20	1.61	1.07	0.64		(0.00	)(d)

Net increase from investment operations	0.79		0.47	1.87	1.28	0.85		0.00

Distributions(e)
From net investment income		(0.13)	(0.24)	(0.25)	(0.22)	(0.20)		—
From net realized gain		(5.23)	(0.04)	(0.21)	—	(0.00	)(d)	—

Total distributions		(5.36)	(0.28)	(0.46)	(0.22)	(0.20)		—

Net asset value, end of period	$8.74		$13.31	$13.12	$11.71	$10.65		$10.00

Total Return(f)
Based on net asset value	4.47	%(g)	3.63%	16.49%	12.17%	8.65%		0.00	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.44	%(i)	0.51%	1.04%	1.28%	1.99	%(j)	2.81	%(i)(k)

Total expenses after fees waived and/or reimbursed	0.18	%(i)	0.18%	0.18%	0.18%	0.17%		0.18	%(i)

Net investment income	1.73	%(i)	2.06%	2.11%	1.92%	2.03%		0.85	%(i)

Supplemental Data
Net assets, end of period (000)	$36,905		$53,816	$9,506	$679	$650		$128

Portfolio turnover rate		46%	105%	35%	32%	25%		1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is less than $0.005 per share.
(d)	Amount is greater than $(0.005) per share.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Aggregate total return.
(h)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended	Year Ended July 31,				Period from
	01/31/21					07/13/16	(a)
	(unaudited)	2020	2019	2018	2017	to 07/31/16
Investments in underlying funds	—%	0.01%	—%	—%	—%		0.02%

(i)	Annualized.
(j)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.99%.
(k)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 11.78%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	25

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol USA Index Fund (continued)

	Class K

	Six Months Ended							Period from
	01/31/21		Year Ended July 31,					07/13/16	(a)
	(unaudited)		2020	2019	2018	2017		to 07/31/16

Net asset value, beginning of period	$13.32		$13.12	$11.71	$10.65	$10.00		$10.00

Net investment income(b)	0.12		0.27	0.27	0.22	0.22		0.00	(c)
Net realized and unrealized gain (loss)	0.66		0.22	1.61	1.07	0.63		(0.00	)(d)

Net increase from investment operations	0.78		0.49	1.88	1.29	0.85		0.00

Distributions(e)
From net investment income		(0.13)	(0.25)	(0.26)	(0.23)	(0.20)		—
From net realized gain		(5.23)	(0.04)	(0.21)	—	(0.00	)(d)	—

Total distributions		(5.36)	(0.29)	(0.47)	(0.23)	(0.20)		—

Net asset value, end of period	$8.74		$13.32	$13.12	$11.71	$10.65		$10.00

Total Return(f)
Based on net asset value	4.43	%(g)	3.76%	16.53%	12.21%	8.70%		0.00	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.38	%(i)	0.51%	1.01%	1.16%	2.09	%(j)	2.75	%(i)(k)

Total expenses after fees waived and/or reimbursed.	0.13	%(i)	0.13%	0.13%	0.13%	0.13%		0.13	%(i)

Net investment income	1.76	%(i)	2.08%	2.20%	1.96%	2.17%		0.87	%(i)

Supplemental Data
Net assets, end of period (000)	$15,988		$16,945	$13,590	$11,657	$10,550		$9,898

Portfolio turnover rate		46%	105%	35%	32%	25%			1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is less than $0.005 per share.
(d)	Amount is greater than $(0.005) per share.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Aggregate total return.
(h)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended	Year Ended July 31,				Period from
	01/31/21					07/13/16	(a)
	(unaudited)	2020	2019	2018	2017	to 07/31/16
Investments in underlying funds	—%	0.01%	—%	—%	—%		0.02%

(i)	Annualized.
(j)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.09%.
(k)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 11.99%.

See notes to financial statements.

26	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

iShares Edge MSCI Min Vol EAFE Index Fund	Min Vol EAFE	Diversified
iShares Edge MSCI Min Vol USA Index Fund	Min Vol USA	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege

Institutional and Class K Shares	No	No	None

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2021, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

28	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	(a)	Cash Collateral Received	(b)	Net Amount

Min Vol EAFE
State Street Bank & Trust Company	$—		$—		$—

(a)	Securities loaned with a value of $89,930 have been sold and are pending settlement as of January 31, 2021.
(b)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements (unaudited) (continued)

an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

Fund Name	Investment Advisory Fees
Min Vol EAFE	0.08%
Min Vol USA	0.04

With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock Fund Advisors (“BFA”), an affiliate of the Manager. The Manager pays BFA for services it provides for that portion of each Fund for which BFA acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.

Distribution Agreement: The Trust, on behalf of the Funds, entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds.

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2021, the Funds did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2021, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Class K	Total

Min Vol EAFE	$24	$136	$160
Min Vol USA	164	55	219

For the six months ended January 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Class K	Total

Min Vol EAFE	$6,164	$260	$6,424
Min Vol USA	19,909	456	20,365

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through November 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2021, the amounts waived were as follows:

Fund Name	Amounts Waived

Min Vol EAFE	$50
Min Vol USA	300

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Notes to Financial Statements (unaudited) (continued)

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through November 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2021, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

Fund Name	Amounts Waived

Min Vol USA	$116

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average weekly managed assets are as follows:

Fund Name	Institutional	Class K
Min Vol EAFE	0.20%	0.15%
Min Vol USA	0.18	0.13

The Manager has agreed not to reduce or discontinue these contractual expense limitations through November 30, 2021, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.

These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Manager and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended January 31, 2021, the amounts included in fees waived and/or reimbursed by the Manager were as follows:

Fund Name	Amounts Waived

Min Vol EAFE	$122,457
Min Vol USA.	94,398

For the six months ended January 31, 2021, transfer agent fees waived and/or reimbursed — class specific were as follows:

	Transfer Agent Fees Waived and/or Reimbursed - Class Specific
Fund Name	Institutional	Class K	Total

Min Vol EAFE	$543	$303	$846
Min Vol USA	4,972	456	5,428

With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective July 13, 2023, the repayment arrangement between each Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund’s contractual caps on net expenses will be terminated.

As of January 31, 2021, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring

Fund Name/Fund Level/Share Class	July 31, 2021	July 31, 2022	July 13, 2023

Min Vol EAFE
Fund Level	$97,352	$155,035	$122,457
Institutional	220	1,546	543
Class K	258	481	303
Min Vol USA
Fund Level	159,424	174,097	94,398
Institutional	420	2,009	4,972
Class K	49	306	456

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements (unaudited) (continued)

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, Min Vol USA retains 77% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Min Vol USA, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2021, Min Vol USA retained 75% of securities lending income (which excluded collateral investment fees) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year 80% of securities lending income (which excluded collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, Min Vol EAFE retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Min Vol EAFE, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated – net in the Statements of Operations. For the six months ended January 31, 2021, each Fund paid BTC the following amounts for securities lending agent services:

Fund Name	Amounts

Min Vol EAFE	$1,405
Min Vol USA	551

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended January 31, 2021, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended January 31, 2021, purchases and sales of investments, excluding short-term investments, were as follows:

Fund Name	Purchases	Sales

Min Vol EAFE	$21,389,019	$158,262,952
Min Vol USA.	34,592,574	67,473,674

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Notes to Financial Statements (unaudited) (continued)

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2020, the Min Vol EAFE had non-expiring capital loss carryforwards available to offset future realized capital gains of $5,842,985.

As of January 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Min Vol EAFE	$27,800,244	$7,290,043	$(2,784,523)	$4,505,520
Min Vol USA	41,640,993	11,481,919	(2,413,848)	9,068,071

9.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2021, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Manager uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. The Manager does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by The Manager.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements (unaudited) (continued)

increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within certain Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 01/31/21		Year Ended 07/31/20
Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Min Vol EAFE
Institutional
Shares sold	583,354	$5,861,952	2,384,133	$24,448,827
Shares issued in reinvestment of distributions	1,036,540	8,115,949	46,125	460,732
Shares redeemed	(422,827)	(4,154,364)	(899,680)	(8,002,790)

	1,197,067	$9,823,537	1,530,578	$16,906,769

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 01/31/21		Year Ended 07/31/20
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

Min Vol EAFE (continued)
Class K
Shares sold	354,582	$3,531,204	1,334,529	$13,750,089
Shares issued in reinvestment of distributions	896,031	8,704,925	538,771	5,517,677
Shares redeemed	(14,013,134)	(140,375,658)	(1,789,876)	(18,391,067)

	(12,762,521)	$(128,139,529)	83,424	$876,699

	(11,565,454)	$(118,315,992)	1,614,002	$17,783,468

	Six Months Ended 01/31/21		Year Ended 07/31/20
Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Min Vol USA
Institutional
Shares sold	2,032,756	$26,603,984	6,676,095	$84,409,325
Shares issued in reinvestment of distributions	2,050,563	18,800,620	54,613	705,147
Shares redeemed	(3,903,528)	(43,439,454)	(3,411,862)	(43,614,063)

	179,791	$1,965,150	3,318,846	$41,500,409

Class K
Shares sold	453,406	$6,371,732	994,555	$12,669,750
Shares issued in reinvestment of distributions	152,795	1,400,393	6,436	83,523
Shares redeemed	(49,741)	(677,594)	(764,017)	(10,149,848)

	556,460	$7,094,531	236,974	$2,603,425

	736,251	$9,059,681	3,555,820	$44,103,834

As of January 31, 2021, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

Fund Name	Institutional	Class K	Total

Min Vol EAFE	10,000	990,000	1,000,000
Min Vol USA	10,000	990,000	1,000,000

12.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

On February 10, 2021, all of the assets of the Funds were liquidated completely, the shares of any shareholders on the Liquidation Date were redeemed at the NAV per share and the Funds were terminated.

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock FundsSM (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Edge MSCI Min Vol EAFE Index Fund and iShares Edge MSCI Min Vol USA Index Fund (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 10-11, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by the third quarter of 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

A D D I T I O N A L I N F O R M A T I O N	37

Additional Information  (continued)

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser and Administrator	Distributor
BlackRock Advisors, LLC	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10022

Sub-Adviser	Independent Registered Public Accounting Firm
BlackRock Fund Advisors	PricewaterhouseCoopers LLP
San Francisco, CA 94105	Philadelphia, PA 19103

Accounting Agent and Custodian	Legal Counsel
State Street Bank and Trust Company	Sidley Austin LLP
Boston, MA 02111	New York, NY 10019

Transfer Agent	Address of the Funds
BNY Mellon Investment Servicing (US) Inc.	100 Bellevue Parkway
Wilmington, DE 19809	Wilmington, DE 19809

38	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	39

Want to know more?

blackrock.com    |    800-441-7762

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

MFMV4-01/21-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Not Applicable

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(a)(4) Not Applicable

(b) Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: April 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: April 5, 2021

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: April 5, 2021

4